UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq. Chief Compliance Officer SA Funds – Investment Trust 10 Almaden Blvd., 15th Floor, San Jose, CA 95113 (Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Vice President and Managing Counsel State Street Bank and Trust Company 1 Lincoln Street, 8th Floor Boston, Massachusetts 02111	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30
Date of reporting period: June 30, 2021

Item 1. Report to Shareholders.

ANNUAL REPORT June 30, 2021

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within three years from the date of settlement.

For the fiscal year ended June 30, 2021, the Fund’s Investor Class and Select Class had a net return of -0.48% and -0.18%, respectively, compared to a return of 0.54% for the Fund’s benchmark index, the ICE BofA 1-3 Year U.S. Corporate & Government Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 1.02% and 0.72%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund underperformed the benchmark index for the fiscal year primarily due to the Fund’s maturity allocation choices. During the fiscal year, the Fund maintained a significant fraction of its assets in money market securities with maturities of less than one year. The benchmark index, however, holds only securities with maturities ranging from one year to three years. The returns over the fiscal year for the 1-3 year securities found in the benchmark index were higher, on average, than were the securities of less than one year in maturity that were held in the Fund, resulting in the Fund’s underperformance relative to its benchmark.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the
SA U.S. Fixed Income Fund - Investor Class vs. the ICE BofA 1-3 Year
U.S. Corporate & Government Index from June 30, 2011 through June 30, 2021

The ICE BofA 1-3 Year U.S. Corporate & Government Index is a subset of the ICE BofA Corporate & Government Index and includes U.S. dollar denominated investment grade debt securities publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years but greater than one year. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Fixed Income Fund – Investor Class	1.07%	(a)	-0.48%	0.75%	0.45%
SA U.S. Fixed Income Fund – Select Class	1.14%	(b)	-0.18%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if Buckingham Strategic Partners, LLC (the “Adviser”) had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2020 of Investor Class and Select Class were 0.63% and 0.42%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the FTSE World Government Bond Index 1-5 Year (hedged to USD), the Fund’s benchmark index. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations, and obligations of other U.S. and foreign issuers including corporate debt obligations; commercial paper; bank obligations; and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates while targeting the duration of the Fund’s benchmark index. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may also enter into forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2021, the Fund’s Investor Class and Select Class had a net return of 0.21% and 0.43%, respectively, compared to a return of 0.11% for the Fund’s benchmark index, the FTSE World Government Bond Index 1-5 Year (hedged to USD). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 0.10% and 0.32%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund’s outperformance relative to the benchmark across the fiscal year was primarily the result of the Fund’s holding of securities with maturities of less than one year. The Fund’s benchmark only includes securities with maturities greater than one year but less than five years. Global fixed income securities during the fiscal year with maturities between one and five years had lower returns than global fixed income securities with maturities of less than one year, hence the Fund’s holdings of those shorter maturity securities led to the Fund’s outperformance against its benchmark.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the
SA Global Fixed Income Fund - Investor Class vs. the FTSE World Government
Bond Index 1-5 Years (hedged to USD) from June 30, 2011 through June 30, 2021

The FTSE World Government Bond Index 1-5 Year (hedged to USD) is a comprehensive measure of the total return performance of the fixed-rate, local-currency, investment-grade sovereign bond markets of more than 20 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021:

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Global Fixed Income Fund – Investor Class	2.69%	(a)	0.21%	1.05%	1.20%
SA Global Fixed Income Fund – Select Class	1.61%	(b)	0.43%	N/A	N/A

(a)	From commencement of class operations on July 29, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2020 of Investor Class and Select Class were 0.73% and 0.51%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser has narrowed the universe of eligible securities to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate registered investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2021, the Fund’s Investor Class and Select Class had a net return of 39.94% and 40.20%, respectively, compared to a return of 44.16% for the Fund’s benchmark index, the Russell 3000 Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. After deducting the share classes’ net operating expenses for the year, the overall performance of the Fund’s Investor Class and Select Class, relative to its benchmark, was -4.22% and -3.96%, respectively. Across the fiscal year the Fund held a larger position than did the benchmark in stocks of companies with higher levels of operating profitability while also holding a smaller position than the benchmark in stocks of companies with lower levels of operating profitability. This strategy contributed to underperformance relative to the Fund’s benchmark index during the fiscal year by the Fund’s Portfolio. This underperformance was largely because during the fiscal year the stocks of companies with higher profitability (in which the Fund had a strong position) underperformed relative to the stocks of companies with lower profitability (stocks in which the Fund held smaller positions than in the benchmark).

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Core Market Fund -
Investor Class vs. the Russell 3000 Index from June 30, 2011 through June 30, 2021

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Core Market Fund – Investor Class	7.65%	(a)	39.94%	17.29%	13.96%
SA U.S. Core Market Fund – Select Class	17.41%	(b)	40.20%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2020 of Investor Class and Select Class were 0.90% and 0.69%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the Sub-Adviser considers large and mid-capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2021, the Fund’s Investor Class and Select Class had a net return of 49.17% and 49.58%, respectively, compared to a return of 43.68% for the Fund’s benchmark index, the Russell 1000 Value Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. Across the fiscal year the Fund maintained a larger position than that of the benchmark in the stocks of companies whose ratio of price-to-book-value was well below average in the marketplace (known as “deeper value stocks”). The Fund also maintained a smaller position than that of the benchmark in the stocks of companies in its investable universe which were not considered the deeper value stocks the Fund generally seeks to hold. During the fiscal year, deeper value stocks performed well overall relative to the other stocks in the Fund’s benchmark, both in the marketplace and in the Fund. Due to the Fund’s positioning in favor of the deeper value stocks found in the benchmark, the Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 5.49% and 5.90%, respectively, after deducting the share classes’ net operating expenses for the year.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value
Fund - Investor Class vs. the Russell 1000 Value Index from June 30, 2011 through June 30, 2021

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower ratios of price-to-book-value. The Russell 1000 Value Index is constructed to provide a comprehensive representation of the large-cap value segment of the U.S. stock market. The Index is completely reconstituted annually to ensure newly qualifying equities are included and that the represented companies continue to reflect value characteristics. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Value Fund – Investor Class	6.72%	(a)	49.17%	11.84%	11.02%
SA U.S. Value Fund – Select Class	9.83%	(b)	49.58%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratio for fiscal year 2020 of Investor Class and Select Class were 0.95% and 0.74%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small capitalization companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 12.5% of total market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2021, the Fund’s Investor Class and Select Class had a net return of 58.84% and 59.18%, respectively, compared to a return of 62.03% for the Fund’s benchmark index, the Russell 2000 Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 3.19% and 2.85%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund’s underperformance relative to the benchmark index over the fiscal year in both the Investor Class and in the Select Class was primarily the result of the Fund’s lower holdings of stocks (relative to the holding levels within the benchmark) with the very smallest market capitalizations within the Fund’s investable universe. Stocks with the smallest market capitalizations over the course of the fiscal year had higher returns than stocks with larger market capitalizations, hence the Fund’s lower exposure (relative to the exposure in the benchmark) to those smaller capitalization stocks contributed to the fiscal year underperformance relative to the benchmark.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund -
Investor Class vs. the Russell 2000 Index from June 30, 2011 through June 30, 2021

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 2000 of the smallest securities based on a combination of their market capitalization and current membership in the Russell 3000 Index. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Small Company Fund – Investor Class	9.40%	(a)	58.84%	13.57%	11.19%
SA U.S. Small Company Fund – Select Class	11.87%	(b)	59.18%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2020 of Investor Class and Select Class were 1.14% and 0.92%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA International Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large- and mid-cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets, designated by the Sub-Adviser as approved markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2021, the Fund’s Investor Class and Select Class had a net return of 43.64% and 44.00%, respectively, compared to a return of 35.85% for the Fund’s benchmark index, the MSCI World Ex. U.S. Value Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 7.79% and 8.15%, respectively, after deducting the share classes’ net operating expenses for the year. The outperformance of the Fund relative to the benchmark index was largely due to the Fund’s greater holding of stocks with the lowest ratios of price-to-book-value than the benchmark, commonly called “deep value” stocks. Such deep value stocks had returns during the fiscal year that were higher than the overall return of the benchmark, hence the Fund’s emphasis on those stocks contributed to the Fund outperforming the benchmark.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International
Value Fund - Investor Class vs. the MSCI World Ex. U.S. Value Index (net div.)
from June 30, 2011 through June 30, 2021

The MSCI World Ex. U.S. Value Index (net div.) is composed of companies within the MSCI World Ex. U.S. Index having characteristics such as lower market-to-book value ratios. The MSCI World Ex. U.S. Index is an index of securities listed on the stock exchanges of 22 of 23 developed market countries (excluding the United States), covering approximately 85% of the equity market capitalization of those countries. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Value Fund – Investor Class	4.47%	(a)	43.64%	8.76%	3.23%
SA International Value Fund – Select Class	4.95%	(b)	44.00%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2020 of Investor Class and Select Class were 1.11% and 0.90%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all of its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each a “Series”). Each Series invests in small companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but does not invest in emerging market countries. Each Series may also lend its portfolio securities.

For the fiscal year ended June 30, 2021, the Fund’s Investor Class and Select Class had a net return of 43.94% and 44.25%, respectively, compared to a return of 42.28% for the Fund’s benchmark index, the MSCI World ex USA Small Cap Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 1.66% and 1.97%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund’s outperformance relative to its benchmark index across the fiscal year was due to three factors: first, the Fund’s larger positioning to the very smallest stocks in the benchmark contributed positively during a year when the smallest stocks outperformed the benchmark’s overall performance. Second, the Fund’s avoidance of REIT securities in the benchmark also contributed positively, as REIT performance during the year was much lower than that of the overall benchmark. And finally, the Fund’s limited exposure to stocks of companies with high ratios of price-to-book value (which underperformed the overall benchmark during the fiscal year) also contributed positively to performance.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International Small
Company Fund - Investor Class vs. the MSCI World Ex. U.S. Small Cap Index (net div.)
from June 30, 2011 through June 30, 2021

The MSCI World ex USA Small Cap Index (net div.) is a market capitalization weighted index designed to measure equity performance in 22 of 23 developed market countries (excluding the United States), covering approximately 14% of the market capitalization of those countries, and is composed of stocks which are categorized by MSCI as small capitalization stocks. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Small Company Fund – Investor Class	7.59%	(a)	43.94%	10.32%	6.52%
SA International Small Company Fund – Select Class	7.75%	(b)	44.25%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios including acquired fund fees for fiscal year 2020 of Investor Class and Select Class were 1.28% and 1.06%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of equity securities of companies in emerging markets, which may include frontier markets (i.e., emerging market countries in an earlier stage of development). The Fund intends to purchase securities of companies with small, medium and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

For the fiscal year ended June 30, 2021, the Fund’s Investor Class and Select Class had a net return of 46.51% and 46.98%, respectively, compared to a return of 41.59% for the Fund’s benchmark index, the MSCI Emerging Markets Value Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 4.92% and 5.39%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund’s outperformance relative to its benchmark index over the fiscal year was largely due to the Fund’s inclusion of and emphasis on smaller capitalization stocks, as smaller cap stocks outperformed larger cap stocks in the emerging markets in which the Fund invested during the fiscal year.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund -
Investor Class vs. the MSCI Emerging Markets Value Index (net div.) from June 30, 2011 through June 30, 2021

The MSCI Emerging Markets Value Index (net div.) is comprised of companies within the 27 countries in the MSCI Emerging Markets Index having value characteristics, such as low price-to-book-value ratios. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Emerging Markets Value Fund – Investor Class	2.70%	(a)	46.51%	9.26%	0.67%
SA Emerging Markets Value Fund – Select Class	5.86%	(b)	46.98%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2020 of Investor Class and Select Class were 1.60% and 1.36%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in readily marketable equity securities of companies, the principal activities of which include development, ownership, management, construction or sale of residential, commercial or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITS”), companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets.

For the fiscal year ended June 30, 2021, the Fund’s Investor Class and Select Class had a net return of 31.57% and 31.91%, respectively, compared to a return of 39.98% for the Fund’s benchmark index, the Dow Jones U.S. Select REIT Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 8.41% and 8.07%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund’s underperformance over the fiscal year was due primarily to the Fund’s investment in specialty REIT stocks not found in the benchmark, most notably cell tower REITs. Across the fiscal year, cell tower REITs on average had lower performance than any of the other major categories of REITs held within the benchmark, hence the Fund’s exposure to cell tower REITs contributed to the Fund’s underperformance relative to the benchmark.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund -
Investor Class vs. the Dow Jones U.S. Select REIT Index from June 30, 2011 through June 30, 2021

The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization weighted index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues of which are derived from ownership and operation of real estate assets, and the liquidity of company stock commensurate with that of other institutionally held real estate securities. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Real Estate Securities Fund – Investor Class	5.12%	(a)	31.57%	6.66%	9.08%
SA Real Estate Securities Fund – Select Class	9.10%	(b)	31.91%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2019 of Investor Class and Select Class were 1.02% and 0.79%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Worldwide Moderate Growth Fund’s goal is to achieve long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser. The Fund pursues its goal by investing in other mutual funds (“Underlying SA Funds”) managed by the Adviser comprising various asset categories and strategies. Under normal market conditions, the Fund invested approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Effectively July 1, 2021, the Fund will expect to invest approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

For the fiscal year ended June 30, 2021, the Fund had a net return of 33.71%, compared to a return of 29.73% for the Fund’s benchmark index, the Worldwide Moderate Growth Composite Index. Since the Fund invests only in Underlying SA Funds, the performance of the Fund across the fiscal year was primarily the result of the performance of its Underlying SA Funds. Most notably, the SA U.S. Small Company Fund, the SA U.S. Value Fund and the SA Emerging Markets Value Fund most outperformed the equity portion of the Fund’s benchmark Index, significantly contributing to the Fund’s 3.98% outperformance for the fiscal year relative to its benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA Worldwide
Moderate Growth Fund vs. the Benchmark since Commencement of Fund
Operations from July 1, 2015 through June 30, 2021

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The MSCI ACWI Investable Market Index (IMI) (net div.) captures large, mid and small cap representation across 23 Developed Markets and 26 Emerging Markets countries. With more than 8,000 constituent securities, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set. The ICE BofA 1-3 Year U.S. Corporate & Government Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities with a remaining term to final maturity less than 3 years. The Worldwide Moderate Growth Composite Index is a weighted blend of the following indexes: 75% MSCI ACWI Investable Market Index (net div.) and 25% ICE BofA 1-3 Year U.S. Corporate & Government Index. Effective July 1, 2021, the Worldwide Moderate Growth Composite Index will be a weighted blend of the following indexes: 70% MSCI ACWI IMI (net div.) and 30% ICE BofA 1-3 Year U.S. Corporate & Government Index. The Worldwide Moderate Growth Composite Index is rebalanced on an annual basis in January of each year. Investors cannot invest directly in an index. Indexes are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries that impose such withholding taxes.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2021

	Since		One	Five
	Inception		Year	Year
SA Worldwide Moderate Growth Fund	7.21%	(a)	33.71%	9.58%

(a)	From commencement of Fund operations on July 1, 2015.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio including acquired fund fees for fiscal year 2020 was 1.30% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	FACE
	AMOUNT	VALUE†
CORPORATE BONDS AND NOTES — 9.2%
Basic Material — 0.3%
Westlake Chemical Corp.,
3.600%, 7/15/22	$1,500,000	$1,535,033

Communication — 0.6%
NTT Finance Corp.,
0.583%, 3/01/24 ±	3,500,000	3,496,895

Consumer, Cyclical — 0.2%
Toyota Motor Corp.,
0.681%, 3/25/24	1,000,000	1,001,738

Consumer, Non-cyclical — 1.2%
Anthem, Inc.,
3.300%, 1/15/23	4,000,000	4,174,342
Gilead Sciences, Inc.,
3.700%, 4/01/24	1,001,000	1,076,384
Mylan, Inc.,
3.125%, 1/15/23 ±	1,100,000	1,140,136
		6,390,862
Financial — 3.7%
Canadian Imperial Bank of Commerce,
3.100%, 4/02/24	1,500,000	1,594,929
Goldman Sachs Group, Inc. (The),
3.200%, 2/23/23	4,000,000	4,174,121
Mitsubishi UFJ Financial Group, Inc.,
3.407%, 3/07/24	3,946,000	4,230,196
Morgan Stanley,
3.875%, 4/29/24	4,800,000	5,223,408
Sumitomo Mitsui Trust Bank Ltd.,
0.850%, 3/25/24 ±	5,000,000	5,009,559
Wells Fargo & Co. MTN,
3.500%, 3/08/22	167,000	170,736
		20,402,949
Industrial — 1.1%
CNH Industrial Capital LLC,
3.875%, 10/15/21	500,000	504,730
Penske Truck Leasing Co. LP / PTL
Finance Corp.,
4.250%, 1/17/23 ±	2,500,000	2,637,310
Raytheon Technologies Corp.,
3.200%, 3/15/24	2,695,000	2,866,059
		6,008,099
Technology — 2.0%
International Business Machines Corp.,
3.000%, 5/15/24	4,000,000	4,265,008
Micron Technology, Inc.,
2.497%, 4/24/23	2,600,000	2,689,406
VMware, Inc.,
2.950%, 8/21/22	3,983,000	4,086,722
		11,041,136
Utility — 0.1%
Edison International,
2.950%, 3/15/23	681,000	703,343

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $50,134,935)		50,580,055

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 88.0%
U.S. Treasury Securities — 88.0%
U.S. Treasury Note,
0.125%, 2/15/24	4,000,000	3,974,688
U.S. Treasury Note,
0.250%, 3/15/24	53,500,000	53,295,196
U.S. Treasury Note,
0.250%, 5/15/24	54,000,000	53,713,125
U.S. Treasury Note,
0.250%, 6/15/24	54,000,000	53,677,266
U.S. Treasury Note,
0.375%, 4/15/24	54,000,000	53,936,718
U.S. Treasury Note,
2.000%, 4/30/24	50,500,000	52,755,732
U.S. Treasury Note,
2.000%, 5/31/24	51,500,000	53,833,594
U.S. Treasury Note,
2.125%, 3/31/24	51,500,000	53,926,133
U.S. Treasury Note,
2.250%, 4/30/24	50,000,000	52,576,172
U.S. Treasury Note,
2.375%, 2/29/24	50,000,000	52,644,531
		484,333,155
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS
(Identified Cost $485,431,352)		484,333,155

SHORT-TERM INVESTMENTS — 2.4%
Certificate of Deposits — 0.8%
Bank of Montreal, (SOFR + 0.200%),
0.250%, 2/11/22 ‡	3,000,000	3,001,221
Bank of Montreal, (3-mo. USD LIBOR
+ 0.040%),
0.168%, 3/10/22 ‡	1,500,000	1,500,104
		4,501,325

Commercial Paper — 1.3%
Svenska Handelsbanken AB, (3-mo.
USD LIBOR),
0.188%, 10/12/21 ±‡	4,000,000	4,000,000
Westpac Banking Corp., (3-mo. USD
LIBOR + 0.010%),
0.180%, 2/07/22 ±‡	3,000,000	2,999,819
		6,999,819

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market Fund
0.025%	1,674,541	$1,674,541
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,174,541)		13,175,685

Total Investments — 99.6%
(Identified Cost $548,740,828)		548,088,895
Cash and Other Assets,
Less Liabilities — 0.4%		2,133,806
Net Assets — 100.0%		$550,222,701

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2021 amounted to $19,283,719 or 3.50% of the net assets of the Fund.

‡	Floating rate or variable rate note. Rate shown is as of June 30, 2021.

Key to abbreviations:
LIBOR — London Interbank Offer Rate
MTN — Medium Term Note
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

Portfolio Sectors as of June 30, 2021
(As a percentage of total investments (excluding
short-term money market investment)) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.7%
Australia — 7.1%
Australia & New Zealand Banking
Group Ltd. MTN,
(3-mo. Swap + 0.760%),
0.802%, 1/16/25 ‡	AUD	10,000,000	$7,615,595
Australia & New Zealand Banking
Group Ltd. MTN,
(3-mo. Swap + 0.770%),
0.806%, 8/29/24 ‡	AUD	500,000	381,132
Australia & New Zealand Banking
Group Ltd. MTN,
(3-mo. Swap + 1.100%),
1.144%, 2/08/24 ‡	AUD	2,000,000	1,535,012
Australia Government Bond,
0.250%, 11/21/25	AUD	6,000,000	4,421,267
Australia Government Bond,
4.250%, 4/21/26	AUD	3,300,000	2,886,764
Commonwealth Bank of Australia
MTN, (3-mo. Swap + 0.800%),
0.840%, 4/25/23 ‡	AUD	2,500,000	1,897,674
National Australia Bank Ltd.,
(3-mo. Swap + 0.900%),
0.939%, 5/16/23 ‡	AUD	1,000,000	760,645
National Australia Bank Ltd.
MTN, (3-mo. Swap + 0.770%),
0.810%, 1/21/25 ‡	AUD	3,100,000	2,361,798
National Australia Bank Ltd.
MTN, (3-mo. Swap + 0.920%),
0.948%, 6/19/24 ‡	AUD	2,000,000	1,530,546
National Australia Bank Ltd.
MTN, (3-mo. Swap + 0.930%),
0.960%, 9/26/23 ‡	AUD	5,000,000	3,813,459
New South Wales Treasury Corp.,
4.000%, 5/20/26	AUD	8,800,000	7,558,494
Toyota Finance Australia Ltd.,
0.500%, 4/06/23	EUR	2,000,000	2,405,700
Treasury Corp. of Victoria MTN,
0.500%, 11/20/25	AUD	2,900,000	2,145,377
Westpac Banking Corp.,
1.150%, 6/03/26	USD	5,860,000	5,868,517
Westpac Banking Corp. MTN,
(3-mo. Swap + 0.880%),
0.919%, 8/16/24 ‡	AUD	2,500,000	1,912,281
Westpac Banking Corp. MTN,
(3-mo. Swap + 0.950%),
0.989%, 11/16/23 ‡	AUD	1,000,000	763,656
Westpac Banking Corp. MTN,
(3-mo. Swap + 1.140%),
1.180%, 4/24/24 ‡	AUD	5,500,000	4,232,441
Westpac Banking Corp. MTN,
4.125%, 6/04/26	AUD	500,000	425,357
			52,515,715
Austria — 0.9%
Oesterreichische Kontrollbank
AG GMTN, 0.500%, 2/02/26 @	USD	6,400,000	6,299,184

Canada — 14.1%
Bank of Montreal MTN, (3-mo.
Swap + 0.990%),
1.015%, 9/07/23 ‡	AUD	3,500,000	2,666,455
Bank of Nova Scotia (The),
1.750%, 12/23/22	GBP	1,000,000	1,411,057
Canada Government
International Bond,
0.750%, 5/19/26 @	USD	21,600,000	21,484,167
Canadian Imperial Bank of
Commerce,
2.300%, 7/11/22	CAD	1,000,000	822,189
Hydro-Quebec, (CDOR +
0.200%),
0.635%, 4/14/23 ‡	CAD	3,000,000	2,435,961
Province of Alberta Canada,
2.200%, 6/01/26	CAD	10,100,000	8,494,250
Province of British
Columbia Canada,
2.300%, 6/18/26	CAD	4,000,000	3,390,778
Province of Manitoba Canada,
1.500%, 12/15/22	GBP	825,000	1,159,760
Province of Manitoba Canada,
2.550%, 6/02/26	CAD	3,500,000	2,990,809
Province of Ontario Canada,
(CDOR + 0.050%),
0.485%, 8/21/23 ‡	CAD	3,750,000	3,041,112
Province of Ontario Canada,
0.625%, 1/21/26	USD	7,000,000	6,910,486
Province of Ontario Canada,
1.050%, 4/14/26	USD	10,500,000	10,542,530
Province of Ontario Canada,
2.400%, 6/02/26	CAD	1,000,000	848,904
Province of Quebec Canada,
(CDOR + 0.405%),
0.840%, 10/13/24 ‡	CAD	12,500,000	10,291,697
PSP Capital, Inc.,
0.900%, 6/15/26	CAD	1,800,000	1,425,633
PSP Capital, Inc.,
1.000%, 6/29/26 ±	USD	4,693,000	4,697,607
Toronto-Dominion Bank (The),
(3-mo. Swap + 1.000%),
1.040%, 7/10/24 ‡	AUD	2,000,000	1,526,902
Toronto-Dominion Bank (The),
1.128%, 12/09/25	CAD	6,100,000	4,834,092
Toronto-Dominion Bank (The),
3.005%, 5/30/23	CAD	15,000,000	12,611,713
Toronto-Dominion Bank (The)
MTN, 0.750%, 9/11/25	USD	500,000	495,780
Toronto-Dominion Bank (The)
MTN, 0.750%, 1/06/26	USD	1,500,000	1,483,204
Toronto-Dominion Bank (The)
MTN, 1.200%, 6/03/26	USD	38,000	38,092
			103,603,178
Denmark — 0.6%
Kommunekredit,
0.500%, 1/28/26	USD	4,625,000	4,550,191

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Finland — 0.7%
Kuntarahoitus Oyj,
0.625%, 3/20/26	USD	5,200,000	$5,141,890

France — 6.0%
Agence Francaise de
Developpement EPIC,
0.625%, 1/22/26	USD	4,400,000	4,341,172
Caisse d’Amortissement de la
Dette Sociale,
0.625%, 2/18/26 ±	USD	880,000	869,744
Caisse d’Amortissement de la
Dette Sociale,
0.625%, 2/18/26 @	USD	5,000,000	4,939,207
Dexia Credit Local SA,
0.250%, 6/02/22	EUR	2,350,000	2,806,879
Dexia Credit Local SA,
0.625%, 1/21/22	EUR	300,000	358,035
Dexia Credit Local SA,
0.750%, 1/25/23	EUR	1,100,000	1,330,035
Dexia Credit Local SA,
1.125%, 6/15/22	GBP	4,900,000	6,838,570
Dexia Credit Local SA,
1.125%, 4/09/26 ±	USD	400,000	402,816
Dexia Credit Local SA,
1.125%, 4/09/26	USD	9,040,000	9,103,633
Sanofi,
0.500%, 3/21/23	EUR	2,000,000	2,403,764
SFIL SA,
0.625%, 2/09/26	USD	8,000,000	7,881,072
TotalEnergies Capital
International SA,
0.250%, 7/12/23	EUR	2,700,000	3,240,635
			44,515,562
Germany — 2.8%
Kreditanstalt fuer Wiederaufbau,
0.625%, 1/22/26	USD	3,500,000	3,471,986
Kreditanstalt fuer Wiederaufbau,
0.750%, 2/19/26	CAD	1,600,000	1,262,988
Kreditanstalt fuer Wiederaufbau,
1.625%, 4/03/24	NOK	19,000,000	2,243,431
Landwirtschaftliche Rentenbank,
0.875%, 3/30/26	USD	8,500,000	8,508,933
Landwirtschaftliche
Rentenbank MTN,
4.250%, 1/09/25	AUD	3,780,000	3,186,431
Landwirtschaftliche
Rentenbank MTN,
4.750%, 5/06/26	AUD	1,100,000	971,178
State of North
Rhine-Westphalia Germany,
1.000%, 4/21/26	USD	1,000,000	1,004,179
			20,649,126
Luxembourg — 2.4%
Nestle Finance International Ltd.,
0.750%, 5/16/23	EUR	3,000,000	3,623,280
Novartis Finance SA,
0.125%, 9/20/23	EUR	3,500,000	4,195,113
Novartis Finance SA,
0.500%, 8/14/23	EUR	8,460,000	10,195,119
			18,013,512
Netherlands — 1.9%
BNG Bank NV,
0.875%, 5/18/26 ±	USD	10,800,000	10,783,483
BNG Bank NV,
2.375%, 3/16/26	USD	1,000,000	1,068,316
Cooperatieve Rabobank UA,
(SOFR + 0.300%),
0.319%, 1/12/24 ‡	USD	1,444,000	1,448,321
Shell International Finance BV,
2.875%, 5/10/26	USD	600,000	648,891
			13,949,011
New Zealand — 1.0%
Bank of New Zealand,
1.000%, 3/03/26 ±	USD	1,604,000	1,584,736
New Zealand Government Bond,
0.500%, 5/15/26	NZD	8,100,000	5,494,674
			7,079,410
Norway — 1.1%
Equinor ASA,
1.750%, 1/22/26	USD	1,900,000	1,958,419
Kommunalbanken AS,
0.500%, 1/13/26	USD	1,000,000	984,296
Norway Government Bond,
1.500%, 2/19/26 ±	NOK	25,000,000	2,959,004
Norway Government Bond,
1.750%, 3/13/25 ±	NOK	19,000,000	2,266,908
			8,168,627
Supranational — 11.1%
African Development Bank,
0.875%, 3/23/26	USD	12,450,000	12,447,540
Asian Development Bank GMTN,
0.500%, 2/04/26	USD	2,500,000	2,462,586
Asian Development Bank GMTN,
1.000%, 4/14/26	USD	17,900,000	17,969,323
Asian Development Bank MTN,
0.500%, 5/05/26	AUD	1,000,000	731,991
Asian Infrastructure Investment
Bank (The),
0.500%, 1/27/26	USD	3,979,000	3,918,994
European Bank for Reconstruction
& Development GMTN,
0.500%, 1/28/26 @	USD	1,353,000	1,332,981
European Investment Bank,
0.375%, 3/26/26 @	USD	14,975,000	14,614,376
European Investment Bank,
(SONIA + 1.000%),
1.050%, 9/08/25 ‡	GBP	2,000,000	2,866,961
Inter-American Development Bank,
4.400%, 1/26/26	CAD	554,000	511,355

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
Inter-American Development
Bank GMTN,
0.875%, 4/20/26 @	USD	14,700,000	$14,712,205
Inter-American Development
Bank MTN,
2.750%, 10/30/25	AUD	300,000	242,869
Inter-American Development
Bank MTN,
4.750%, 8/27/24	AUD	6,500,000	5,512,966
Inter-American Investment Corp.,
0.625%, 2/10/26	USD	315,000	310,338
International Bank for
Reconstruction & Development,
1.750%, 11/06/24	NOK	2,000,000	237,135
International Bank for
Reconstruction & Development
GMTN, 0.625%, 1/14/26	CAD	2,600,000	2,048,563
Nordic Investment Bank,
1.500%, 3/13/25	NOK	10,000,000	1,173,527
Nordic Investment Bank,
1.875%, 4/10/24	NOK	4,000,000	475,076
			81,568,786
Sweden — 0.3%
Kommuninvest I Sverige AB,
1.000%, 11/13/23	SEK	17,370,000	2,077,520
Skandinaviska Enskilda Banken AB,
0.850%, 9/02/25 ±	USD	500,000	495,205
			2,572,725
United States — 48.7%
Amazon.com, Inc.,
1.000%, 5/12/26	USD	7,548,000	7,555,891
Apple, Inc.,
0.700%, 2/08/26	USD	2,575,000	2,548,123
Apple, Inc.,
3.250%, 2/23/26	USD	1,192,000	1,309,763
Berkshire Hathaway, Inc.,
1.300%, 3/15/24	EUR	560,000	688,433
Berkshire Hathaway, Inc.,
3.125%, 3/15/26	USD	1,000,000	1,094,227
Cisco Systems, Inc.,
2.950%, 2/28/26	USD	500,000	543,798
Merck & Co., Inc.,
0.750%, 2/24/26	USD	4,900,000	4,876,751
National Securities Clearing Corp.,
0.750%, 12/07/25 ±	USD	3,855,000	3,806,935
National Securities Clearing Corp.,
0.750%, 12/07/25	USD	1,000,000	987,532
Nestle Holdings, Inc.,
0.625%, 1/15/26 ±	USD	380,000	373,464
Procter & Gamble Co. (The),
1.125%, 11/02/23	EUR	2,000,000	2,454,562
Roche Holdings, Inc.,
0.991%, 3/05/26 ±	USD	1,300,000	1,297,736
Roche Holdings, Inc.,
2.625%, 5/15/26 ±	USD	300,000	320,962
U.S. Treasury Note,
0.375%, 12/31/25	USD	30,000,000	29,448,047
U.S. Treasury Note,
0.375%, 1/31/26	USD	45,000,000	44,122,851
U.S. Treasury Note,
0.500%, 2/28/26	USD	46,500,000	45,822,481
U.S. Treasury Note,
0.750%, 3/31/26	USD	66,000,000	65,744,765
U.S. Treasury Note,
0.750%, 4/30/26	USD	21,750,000	21,653,145
U.S. Treasury Note,
0.750%, 5/31/26 @	USD	44,000,000	43,773,125
U.S. Treasury Note,
1.625%, 5/15/26	USD	33,000,000	34,227,832
U.S. Treasury Note,
2.125%, 5/31/26	USD	7,000,000	7,428,750
U.S. Treasury Note,
2.250%, 3/31/26	USD	28,000,000	29,859,375
U.S. Treasury Note,
2.375%, 4/30/26	USD	7,000,000	7,509,961
Visa, Inc.,
3.150%, 12/14/25	USD	1,000,000	1,095,034
			358,543,543
TOTAL BONDS AND NOTES
(Identified Cost
$720,817,088)			727,170,460

		SHARES
SHORT-TERM INVESTMENTS — 7.4%
Investment Company — 1.8%
State Street Institutional U.S.
Government Money
Market Fund
0.025%		13,187,786	13,187,786

Collateral For Securities On Loan — 5.6%
State Street Navigator Securities
Lending Government Money
Market Portfolio,
0.020%		41,360,643	41,360,643

TOTAL SHORT-TERM
INVESTMENTS (Identified Cost
$54,548,429)			54,548,429
Total Investments — 106.1%
(Identified Cost
$775,365,517)			781,718,889
Liabilities, Less Cash and Other
Assets — (6.1%)			(45,080,433)
Net Assets — 100.0%			$736,638,456

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2021.
@	A portion or all of the security was held on loan. As of June 30, 2021, the fair value of the securities on loan was $40,520,535.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2021 amounted to $29,858,600 or 4.05% of the net assets of the Fund.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — U.S. Dollar
CDOR — Canadian Dollar Offered Rate
LIBOR — London Interbank Offer Rate
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

Country Weightings as of June 30, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of June 30, 2021
Settlement	Currency		Currency				Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Total Value	Appreciation	Depreciation
07/12/21	USD	51,798,570	EUR	43,495,245	State Street Bank and Trust Co.	$51,585,474	$213,096	$—
07/13/21	USD	5,602,793	NZD	7,864,118	State Street Bank and Trust Co.	5,496,953	105,840	—
07/15/21	USD	21,767,959	GBP	15,454,182	Morgan Stanley & Co., Inc.	21,378,620	389,339	—
07/16/21	USD	31,600,667	EUR	25,836,044	State Street Bank and Trust Co.	30,644,112	956,555	—
07/21/21	USD	35,660,814	EUR	29,190,022	Bank of America N.A.	34,625,790	1,035,024	—
07/26/21	USD	16,130,128	GBP	11,416,572	State Street Bank and Trust Co.	15,793,695	336,433	—
07/26/21	USD	3,283,585	SEK	27,314,654	Citibank N.A. London	3,192,384	91,201	—
07/29/21	USD	92,037,972	CAD	111,270,567	State Street Bank and Trust Co.	89,761,981	2,275,991	—
07/29/21	USD	3,939,209	CAD	4,886,615	State Street Bank and Trust Co.	3,942,033	—	(2,824)
08/09/21	USD	56,503,489	AUD	75,192,386	State Street Bank and Trust Co.	56,400,766	102,723	—
08/09/21	USD	2,917,487	AUD	3,891,004	State Street Bank and Trust Co.	2,918,588	—	(1,101)
08/13/21	USD	9,486,984	NOK	80,919,024	Citibank N.A. London	9,400,054	86,930	—
							$5,593,132	$(3,925)

Forward Foreign Currency Exchange Contracts purchased outstanding as of June 30, 2021
Settlement	Currency		Currency				Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Total Value	Appreciation	Depreciation
07/12/21	EUR	32,896,578	USD	39,751,962	State Street Bank and Trust Co.	$39,015,426	$—	$(736,536)
07/15/21	GBP	952,134	USD	1,316,356	State Street Bank and Trust Co.	1,317,141	785	—
07/15/21	GBP	8,745,228	USD	12,299,831	State Street Bank and Trust Co.	12,097,755	—	(202,076)
07/16/21	EUR	16,555,065	USD	20,265,009	Bank of America N.A.	19,635,951	—	(629,058)
07/16/21	EUR	2,878,761	USD	3,507,158	State Street Bank and Trust Co.	3,414,496	—	(92,662)
07/21/21	EUR	17,700,978	USD	21,286,362	State Street Bank and Trust Co.	20,997,254	—	(289,108)
07/26/21	GBP	8,276,009	USD	11,595,215	State Street Bank and Trust Co.	11,449,038	—	(146,177)
07/26/21	SEK	9,429,510	USD	1,115,783	State Street Bank and Trust Co.	1,102,068	—	(13,715)
07/29/21	CAD	3,765,487	USD	3,051,181	Bank of America N.A.	3,037,620	—	(13,561)
07/29/21	CAD	11,672,183	USD	9,591,663	Citibank N.A. London	9,415,952	—	(175,711)
07/29/21	CAD	32,362,520	USD	26,433,365	State Street Bank and Trust Co.	26,106,848	—	(326,517)
							$785	$(2,625,121)
Total							$5,593,917	$(2,629,046)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.*	500	$88,400
Boeing Co. (The)*	9,496	2,274,862
BWX Technologies, Inc.	2,913	169,304
Curtiss-Wright Corp.	847	100,590
General Dynamics Corp.	4,790	901,765
HEICO Corp.	574	80,027
HEICO Corp., Class A	1,141	141,689
Huntington Ingalls Industries, Inc.	1,027	216,440
L3Harris Technologies, Inc.	2,477	535,404
Lockheed Martin Corp.	6,768	2,560,673
Mercury Systems, Inc.*	613	40,630
Northrop Grumman Corp.	3,844	1,397,025
Raytheon Technologies Corp.	23,214	1,980,386
Teledyne Technologies, Inc.*	880	368,570
Textron, Inc.	4,852	333,672
TransDigm Group, Inc.*	1,007	651,821
		11,841,258
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	2,800	262,276
Expeditors International of
Washington, Inc.	3,525	446,265
FedEx Corp.	5,009	1,494,335
United Parcel Service, Inc., Class B	15,345	3,191,300
XPO Logistics, Inc.*	1,934	270,547
		5,664,723
Airlines — 0.2%
Alaska Air Group, Inc.*	3,201	193,052
American Airlines Group, Inc*	4,400	93,324
Delta Air Lines, Inc.*	4,487	194,108
JetBlue Airways Corp.*	3,600	60,408
Southwest Airlines Co.*	8,856	470,165
United Airlines Holdings, Inc.*	5,620	293,870
		1,304,927
Auto Components — 0.2%
Aptiv PLC*	4,280	673,373
Autoliv, Inc.	1,465	143,218
BorgWarner, Inc.	3,685	178,870
Dana, Inc.	1,400	33,264
Gentex Corp.	5,624	186,098
Lear Corp.	1,257	220,327
		1,435,150
Automobiles — 1.1%
Ford Motor Co.*	21,768	323,473
General Motors Co.*	7,100	420,107
Tesla, Inc.*	10,040	6,824,188
Thor Industries, Inc.	1,179	133,227
		7,700,995
Beverages — 1.7%
Boston Beer Co., Inc. (The), Class A*	216	220,493
Brown-Forman Corp., Class A	1,202	84,741
Brown-Forman Corp., Class B	8,000	599,520
Coca-Cola Co. (The)	76,728	4,151,752
Constellation Brands, Inc., Class A	2,222	519,703
Keurig Dr Pepper, Inc.	3,375	118,935
Molson Coors Brewing Co., Class B*	1,400	75,166
Monster Beverage Corp.*	6,606	603,458
PepsiCo, Inc.	32,416	4,803,079
		11,176,847
Biotechnology — 2.0%
AbbVie, Inc.	35,618	4,012,012
Alexion Pharmaceuticals, Inc.*	902	165,706
Alnylam Pharmaceuticals, Inc.*	1,198	203,085
Amgen, Inc.	14,893	3,630,169
Arena Pharmaceuticals, Inc.*	1,048	71,474
Biogen, Inc.*	4,161	1,440,829
BioMarin Pharmaceutical, Inc.*	1,433	119,570
Exact Sciences Corp.*@	1,421	176,645
Exelixis, Inc.*	3,578	65,191
Gilead Sciences, Inc.	25,935	1,785,884
Horizon Therapeutics PLC*	1,910	178,852
Incyte Corp.*	656	55,189
Ionis Pharmaceuticals, Inc.*	1,498	59,755
Moderna, Inc.*	383	89,997
Neurocrine Biosciences, Inc.*	608	59,171
Regeneron Pharmaceuticals, Inc.*	1,450	809,883
Sarepta Therapeutics, Inc.*	770	59,860
Seagen, Inc.*	1,165	183,930
United Therapeutics Corp.*	835	149,807
Vertex Pharmaceuticals, Inc.*	2,363	476,452
		13,793,461
Building Products — 0.6%
A.O. Smith Corp.	3,112	224,251
Allegion plc	3,064	426,815
Armstrong World Industries, Inc.	1,390	149,091
Carrier Global Corp.	12,472	606,139
Fortune Brands Home & Security, Inc.	2,930	291,857
Johnson Controls International plc	1	69
Lennox International, Inc.	835	292,918
Masco Corp.	4,882	287,599
Owens Corning	2,802	274,316
Simpson Manufacturing Co., Inc.	1,080	119,275
Trane Technologies PLC	4,386	807,638
Trex Co., Inc.*	3,457	353,340
		3,833,308
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	600	92,526
Ameriprise Financial, Inc.	2,929	728,970
Ares Management Corp., Class A	406	25,818
Artisan Partners Asset Management,
Inc., Class A	764	38,826
Bank of New York Mellon Corp. (The)	797	40,830

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
BlackRock, Inc.	1,229	$1,075,338
Blackstone Group, Inc. (The)	6,683	649,187
CBOE Holdings, Inc.	2,123	252,743
Charles Schwab Corp. (The)	24,192	1,761,420
CME Group, Inc.	2,177	463,004
FactSet Research Systems, Inc.	1,171	392,999
Franklin Resources, Inc.	4,676	149,585
Goldman Sachs Group, Inc. (The)	1,169	443,671
Hamilton Lane, Inc. Class A	723	65,880
Houlihan Lokey, Inc.	1,466	119,904
Interactive Brokers Group, Inc.,
Class A	1,683	110,624
Intercontinental Exchange, Inc.	7,466	886,214
Janus Henderson Group PLC	1	39
Jefferies Financial Group, Inc.	1,620	55,404
KKR & Co., Inc.	7,268	430,556
LPL Financial Holdings, Inc.	2,331	314,638
MarketAxess Holdings, Inc.	900	417,231
Moody’s Corp.	4,462	1,616,895
Morgan Stanley	23,970	2,197,809
Morningstar, Inc.	500	128,555
MSCI, Inc.	1,585	844,932
Nasdaq, Inc.	1,912	336,130
Northern Trust Corp.	3,260	376,921
Raymond James Financial, Inc.	2,130	276,687
S&P Global, Inc.	5,301	2,175,795
SEI Investments Co.	3,132	194,090
State Street Corp.	1,628	133,952
Stifel Financial Corp.	2,529	164,031
T. Rowe Price Group, Inc.	4,878	965,698
		17,926,902
Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,928	1,130,007
Albemarle Corp.	956	161,048
Ashland Global Holdings, Inc.	970	84,875
Balchem Corp.	893	117,215
Celanese Corp.	1,968	298,349
CF Industries Holdings, Inc.	2,192	112,778
Corteva, Inc.	4,128	183,077
Dow, Inc.	5,563	352,027
DuPont de Nemours, Inc.	1,400	108,374
Eastman Chemical Co.	2,800	326,900
Ecolab, Inc.	4,800	988,656
FMC Corp.	1,483	160,461
Huntsman Corp.	4,705	124,777
International Flavors &
Fragrances, Inc.	2,270	339,138
Linde PLC	4,843	1,400,111
LyondellBasell Industries NV,
Class A	6,211	638,925
NewMarket Corp.	200	64,396
PPG Industries, Inc.	4,454	756,155
RPM International, Inc.	3,184	282,357
Scotts Miracle-Gro Co. (The)	1,264	242,587
Sherwin Williams Co. (The)	6,715	1,829,502
Valvoline, Inc.	2,246	72,905
		9,774,620
Commercial Banks — 2.5%
Ameris Bancorp	700	35,441
Bank of America Corp.	75,313	3,105,155
Bank OZK	600	25,296
BankUnited, Inc.	539	23,010
BOK Financial Corp.	300	25,980
Citigroup, Inc.	10,651	753,558
Comerica, Inc.	242	17,264
Commerce Bancshares, Inc.	2,163	161,273
Community Bank System, Inc.	932	70,506
Cullen/Frost Bankers, Inc.	532	59,584
East West Bancorp, Inc.	2,039	146,176
Fifth Third Bancorp	7,840	299,723
First Citizens Bancshares, Inc.,
Class A	112	93,267
First Financial Bankshares, Inc.	3,094	152,008
First Horizon Corp.	1	17
First Republic Bank	1,536	287,493
Huntington Bancshares, Inc.	7,352	104,913
JPMorgan Chase & Co.	46,059	7,164,017
KeyCorp	3,204	66,163
PNC Financial Services
Group, Inc. (The)	2,775	529,359
Popular, Inc.	2,182	163,759
Prosperity Bancshares, Inc.	1,026	73,667
Regions Financial Corp.	4,842	97,712
Signature Bank	385	94,575
SVB Financial Group*	882	490,771
Synovus Financial Corp.	329	14,437
Truist Financial Corp.	3,769	209,179
US Bancorp	20,010	1,139,970
Valley National Bancorp	2	27
Wells Fargo & Co.	31,501	1,426,680
Western Alliance Bancorp	2,242	208,170
Zions Bancorp NA	2,092	110,583
		17,149,733

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	300	$23,052
Cintas Corp.	2,086	796,852
Clean Harbors, Inc.*	1,200	111,768
Copart, Inc.*	4,707	620,524
Iaa, Inc.*	3,052	166,456
MSA Safety, Inc.	600	99,348
Republic Services, Inc.	4,657	512,317
Rollins, Inc.	5,929	202,772
Stericycle, Inc.*	1,544	110,473
Tetra Tech, Inc.	1,092	133,268
UniFirst Corp.	477	111,923
Waste Management, Inc.	9,583	1,342,674
		4,231,427
Communications Equipment — 0.7%
Arista Networks, Inc.*	798	289,123
Ciena Corp.*	2,569	146,150
Cisco Systems, Inc.	64,788	3,433,764
F5 Networks, Inc.*	1,022	190,767
Juniper Networks, Inc.	4,954	135,492
Lumentum Holdings, Inc.*@	1,528	125,342
Motorola Solutions, Inc.	2,888	626,263
Ubiquiti, Inc.	275	85,852
		5,032,753
Computers & Peripherals — 7.2%
Apple, Inc.	335,928	46,008,699
Dell Technologies, Inc., Class C*	3,966	395,291
Hewlett Packard Enterprise Co.	3,473	50,636
HP, Inc.	20,589	621,582
NetApp, Inc.	6,481	530,275
Seagate Technology Holdings PLC	6,304	554,311
Western Digital Corp.*	3,176	226,036
Xerox Holdings Corp.	1	24
		48,386,854
Construction & Engineering — 0.1%
AECOM*	1,355	85,799
EMCOR Group, Inc.	1,400	172,466
MasTec, Inc.*	1,700	180,370
Quanta Services, Inc.	2,721	246,441
		685,076
Construction & Materials — 0.1%
Eagle Materials, Inc.	880	125,057
Martin Marietta Materials, Inc.	664	233,602
Vulcan Materials Co.	1,851	322,203
		680,862
Consumer Finance — 0.6%
American Express Co.	12,759	2,108,170
Capital One Financial Corp.	4,875	754,114
Credit Acceptance Corp.*@	284	128,967
Discover Financial Services	6,077	718,848
PROG Holdings, Inc.	1,150	55,349
Synchrony Financial	1	49
		3,765,497
Containers & Packaging — 0.5%
Amcor PLC	12,061	138,219
AptarGroup, Inc.	1,483	208,866
Avery Dennison Corp.	2,232	469,255
Ball Corp.	6,941	562,360
Berry Plastics Group, Inc.*	3,918	255,532
Crown Holdings, Inc.	3,693	377,461
Graphic Packaging Holding Co.	6,877	124,749
International Paper Co.	6,725	412,310
Packaging Corp. of America	2,228	301,716
Sealed Air Corp.	3,059	181,246
Silgan Holdings, Inc.	2,057	85,365
Sonoco Products Co.	1,933	129,318
		3,246,397
Distributors — 0.2%
Genuine Parts Co.	2,179	275,578
LKQ Corp.*	5,800	285,476
Pool Corp.	1,226	562,317
		1,123,371
Diversified Consumer Services — 0.1%
Bright Horizons Family
Solutions, Inc.*	901	132,546
Chegg, Inc.*@	1,910	158,740
Grand Canyon Education, Inc.*	834	75,035
Service Corp. International	4,767	255,464
Terminix Global Holdings, Inc.*	3,309	157,872
		779,657
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B*	18,534	5,150,969
Equitable Holdings, Inc.	5,987	182,304
Voya Financial, Inc.	489	30,074
		5,363,347
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	59,812	1,721,389
Iridium Communications, Inc.*	3,043	121,690
Lumen Technologies, Inc.	4,063	55,216
Verizon Communications, Inc.	99,340	5,566,020
		7,464,315

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities — 1.5%
Alliant Energy Corp.	4,621	$257,667
American Electric Power Co., Inc.	9,384	793,793
Avangrid, Inc.@	1,433	73,699
Duke Energy Corp.	13,908	1,372,998
Edison International	6,635	383,636
Entergy Corp.	2,247	224,026
Evergy, Inc.	3,652	220,690
Eversource Energy	6,457	518,110
Exelon Corp.	16,734	741,483
FirstEnergy Corp.	5,602	208,450
Hawaiian Electric Industries, Inc.	2,245	94,919
IDACORP, Inc.	647	63,082
NextEra Energy, Inc.	38,077	2,790,283
NRG Energy, Inc.	6,256	252,117
OGE Energy Corp.	3,314	111,516
Pinnacle West Capital Corp.	1,978	162,137
PNM Resources, Inc.	2,100	102,417
Portland General Electric Co.	1,411	65,019
PPL Corp.	9,200	257,324
Southern Co. (The)	19,320	1,169,053
Xcel Energy, Inc.	9,222	607,545
		10,469,964
Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,000	187,030
AMETEK, Inc.	3,933	525,056
Eaton Corp. PLC	7,313	1,083,640
Emerson Electric Co.	9,630	926,791
EnerSys	700	68,411
Generac Holdings, Inc.*	1,028	426,774
Hubbell, Inc.	1,149	214,679
nVent Electric PLC	554	17,307
Plug Power, Inc.*@	670	22,907
Regal Beloit Corp.	967	129,104
Rockwell Automation, Inc.	3,401	972,754
Sensata Technologies Holding PLC*	2,621	151,940
		4,726,393
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,045	823,998
Arrow Electronics, Inc.*	830	94,479
Avnet, Inc.	944	37,835
CDW Corp.	3,882	677,991
Cognex Corp.	1,711	143,810
Corning, Inc.	8,949	366,014
Flex Ltd.*	1,194	21,337
IPG Photonics Corp.*	471	99,273
Jabil, Inc.	3,689	214,405
Keysight Technologies, Inc.*	3,226	498,127
Littelfuse, Inc.	380	96,820
National Instruments Corp.	483	20,421
Novanta, Inc.*	661	89,076
SYNNEX Corp.	1,139	138,685
TE Connectivity Ltd.	3,575	483,376
Trimble, Inc.*	1,453	118,899
Vontier Corp.	2,010	65,486
Zebra Technologies Corp., Class A*	919	486,601
		4,476,633
Energy Equipment & Services — 0.0%
Baker Hughes Co.	1,816	41,532
ChampionX Corp.*	1,200	30,780
NOV, Inc.*	360	5,515
Schlumberger Ltd.	1,707	54,641
		132,468
Entertainment — 1.4%
Activision Blizzard, Inc.	9,560	912,406
Electronic Arts, Inc.	4,594	660,755
Liberty Media Corp-Liberty Formula One, Class A*	315	13,428
Liberty Media Corp-Liberty Formula One, Class C*	495	23,864
Live Nation Entertainment, Inc.*	1,625	142,334
Netflix, Inc.*	6,408	3,384,770
Roku, Inc.*	202	92,768
Spotify Technology SA*	457	125,945
Take-Two Interactive Software, Inc.*	1,964	347,667
Walt Disney Co. (The)*	20,282	3,564,967
Zynga, Inc., Class A*	10,858	115,421
		9,384,325
Food & Staples Retailing — 1.4%
BJ’s Wholesale Club Holdings, Inc.*	2,341	111,385
Casey’s General Stores, Inc.	986	191,915
Costco Wholesale Corp.	8,735	3,456,177
Kroger Co. (The)	17,571	673,145
Sysco Corp.	11,546	897,702
Walgreens Boots Alliance, Inc.	7,503	394,733
Walmart, Inc.	25,996	3,665,956
		9,391,013
Food Products — 0.8%
Archer-Daniels-Midland Co.	1,142	69,205
Campbell Soup Co.	4,243	193,438
Conagra Brands, Inc.	1	36

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Products (Continued)
Darling Ingredients, Inc.*	4,810	$324,675
Flowers Foods, Inc.	3,652	88,378
General Mills, Inc.	12,261	747,063
Hain Celestial Group, Inc. (The)*	1,080	43,330
Hershey Co. (The)	2,983	519,579
Hormel Foods Corp.@	5,226	249,542
Ingredion, Inc.	1,590	143,895
J.M. Smucker Co. (The)	1,655	214,438
Kellogg Co.	5,495	353,493
Kraft Heinz Co. (The)	1,166	47,550
Lamb Weston Holdings, Inc.	4,603	371,278
Lancaster Colony Corp.	522	101,012
McCormick & Co., Inc.	4,400	388,608
Mondelez International, Inc., Class A	16,383	1,022,955
Pilgrim’s Pride Corp.*	1,700	37,706
Post Holdings, Inc.*	1,501	162,813
Tyson Foods, Inc., Class A	5,064	373,521
		5,452,515
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	226,820
National Fuel Gas Co.	1,600	83,600
ONE Gas, Inc.	953	70,636
Southwest Gas Holdings, Inc.	1,343	88,893
Spire, Inc.	963	69,596
UGI Corp.	2,799	129,622
		669,167
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	21,703	2,516,029
ABIOMED, Inc.*	764	238,452
Align Technology, Inc.*	912	557,232
Baxter International, Inc.	8,822	710,171
Becton Dickinson & Co.	2,950	717,410
Boston Scientific Corp.*	14,697	628,444
Cooper Cos., Inc. (The)	824	326,526
Danaher Corp.	6,260	1,679,934
DENTSPLY SIRONA, Inc.	637	40,297
DexCom, Inc.*	783	334,341
Edwards Lifesciences Corp.*	9,300	963,201
Envista Holdings Corp.*	2,222	96,013
Globus Medical, Inc., Class A *	1,500	116,295
Hill-Rom Holdings, Inc.	1,395	158,458
Hologic, Inc.*	4,904	327,195
ICU Medical, Inc.*	98	20,168
Idexx Laboratories, Inc.*	2,400	1,515,720
Insulet Corp.*	521	143,020
Integra LifeSciences Holdings Corp.*	1,168	79,704
Intuitive Surgical, Inc.*	919	845,149
Masimo Corp.*	787	190,808
Medtronic PLC	13,235	1,642,861
Neogen Corp.*	444	20,442
Penumbra, Inc.*	389	106,609
ResMed, Inc.	2,770	682,860
STERIS PLC	1,118	230,643
Stryker Corp.	4,861	1,262,548
Teleflex, Inc.	364	146,252
West Pharmaceutical Services, Inc.	1,211	434,870
Zimmer Biomet Holdings, Inc.	986	158,568
		16,890,220
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.*	400	25,100
Amedisys, Inc.*	578	141,570
AmerisourceBergen Corp.	2,652	303,627
Anthem, Inc.	4,177	1,594,779
Cardinal Health, Inc.	5,853	334,148
Centene Corp.*	6,123	446,550
Chemed Corp.	339	160,856
CIGNA Corp.	6,459	1,531,235
CVS Health Corp.	5,622	469,100
DaVita, Inc.*	2,100	252,903
Encompass Health Corp.	2,141	167,062
Guardant Health, Inc.*	673	83,580
HCA Healthcare, Inc.	5,115	1,057,475
Henry Schein, Inc.*	3,048	226,131
Humana, Inc.	3,060	1,354,723
Laboratory Corp. of America Holdings*	1,510	416,534
LHC Group, Inc.*	573	114,749
McKesson Corp.	3,242	620,000
Molina Healthcare, Inc.*	1,058	267,737
Quest Diagnostics, Inc.	2,132	281,360
R1 RCM, Inc.*	1,861	41,389
UnitedHealth Group, Inc.	18,336	7,342,468
Universal Health Services, Inc., Class B	2,001	293,006
		17,526,082
Health Care Technology — 0.2%
Cerner Corp.	5,716	446,763
Change Healthcare, Inc.*	7,084	163,215
Omnicell, Inc.*	700	106,015
Teladoc Health, Inc.*	659	109,585
Veeva Systems, Inc., Class A *	1,900	590,805
		1,416,383

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.*	746	$1,632,315
Carnival Corp.*	2,450	64,582
Chipotle Mexican Grill, Inc.*	366	567,424
Choice Hotels International, Inc.	1,000	118,860
Churchill Downs, Inc.	450	89,217
Cracker Barrel Old Country Store, Inc.	337	50,031
Darden Restaurants, Inc.	2,002	292,272
Domino’s Pizza, Inc.	810	377,857
Expedia Group, Inc.*	1,275	208,730
Hilton Worldwide Holdings, Inc.*	3,953	476,811
Hyatt Hotels Corp., Class A*	300	23,292
Las Vegas Sands Corp.*	3,185	167,818
Marriott International, Inc., Class A*	5,846	798,096
Marriott Vacations Worldwide Corp.*	750	119,475
McDonald’s Corp.	12,813	2,959,675
MGM Resorts International	7,904	337,106
Penn National Gaming, Inc.*	462	35,338
Planet Fitness, Inc. Class A*	1,743	131,161
Royal Caribbean Cruises Ltd.*	3,090	263,515
Starbucks Corp.	21,520	2,406,151
Texas Roadhouse, Inc.	1,257	120,923
Vail Resorts, Inc.*	780	246,886
Wendy’s Co. (The)	5,687	133,190
Wingstop, Inc.	489	77,081
Wyndham Hotels & Resorts, Inc.	1,765	127,592
Wynn Resorts Ltd.*	998	122,055
Yum! Brands, Inc.	5,539	637,151
		12,584,604
Household Durables — 0.4%
DR Horton, Inc.	5,753	519,899
Garmin Ltd.	2,389	345,545
Helen of Troy Ltd.*	496	113,148
Leggett & Platt, Inc.	3,378	175,014
Lennar Corp., B Shares	72	5,864
Lennar Corp., Class A	3,122	310,171
Meritage Homes Corp.*	900	84,672
Mohawk Industries, Inc.*	600	115,314
Newell Brands, Inc.	1,165	32,003
NVR, Inc.*	68	338,184
PulteGroup, Inc.	5,849	319,180
Tempur Sealy International, Inc.	3,440	134,814
Toll Brothers, Inc.	1,650	95,386
TopBuild Corp.*	500	98,890
Whirlpool Corp.	1,555	339,021
		3,027,105
Household Products — 1.4%
Church & Dwight Co., Inc.	5,160	439,735
Clorox Co. (The)	3,195	574,812
Colgate-Palmolive Co.	14,176	1,153,218
Kimberly-Clark Corp.	5,790	774,586
Procter & Gamble Co. (The)	48,462	6,538,978
		9,481,329
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	286,770
Clearway Energy, Inc., Class C	2,400	63,552
Ormat Technologies, Inc.	741	51,522
Vistra Corp.	3,161	58,636
		460,480
Industrial Conglomerates — 1.1%
3M Co.	14,194	2,819,354
Carlisle Cos., Inc.	1,113	213,006
General Electric Co.	36,900	496,674
Honeywell International, Inc.	12,821	2,812,286
Roper Technologies, Inc.	1,844	867,049
		7,208,369
Insurance — 1.4%
Aflac, Inc.	7,771	416,992
Alleghany Corp.*	167	111,401
Allstate Corp. (The)	2,511	327,535
American International Group, Inc.	2,400	114,240
Aon PLC, Class A	5,786	1,381,465
Arch Capital Group Ltd.*	993	38,667
Arthur J. Gallagher & Co.	3,023	423,462
Assurant, Inc.	1,143	178,514
Axis Capital Holdings Ltd.	1,300	63,713
Brighthouse Financial, Inc.*	1,077	49,047
Brown & Brown, Inc.	4,399	233,763
Chubb Ltd.	1,225	194,701
Cincinnati Financial Corp.	714	83,267
CNO Financial Group, Inc.	5,300	125,186
Enstar Group Ltd.*	300	71,676
Erie Indemnity Co., Class A	545	105,376
Everest Re Group Ltd.	50	12,601
Fidelity National Financial, Inc.	5,659	245,940
First American Financial Corp.	2,790	173,956
Globe Life, Inc.	641	61,055
Hanover Insurance Group, Inc. (The)	696	94,405
Hartford Financial Services Group, Inc. (The)	1,936	119,974
Kemper Corp.	1,200	88,680
Kinsale Capital Group, Inc.	257	42,346
Lincoln National Corp.	1,001	62,903
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Loews Corp.	572	$31,260
Markel Corp.*	100	118,671
Marsh & McLennan Cos., Inc.	9,000	1,266,120
MBIA, Inc.*	3,900	42,900
MetLife, Inc.	318	19,032
Old Republic International Corp.	2,863	71,317
Primerica, Inc.	1,066	163,247
Principal Financial Group, Inc.	3,893	245,999
Progressive Corp. (The)	11,708	1,149,843
Prudential Financial, Inc.	1,100	112,717
Reinsurance Group of America, Inc.	777	88,578
RenaissanceRe Holdings Ltd.	783	116,526
RLI Corp.	700	73,213
Selective Insurance Group, Inc.	829	67,273
Travelers Companies, Inc. (The)	5,274	789,571
Unum Group	1,700	48,280
W. R. Berkley Corp.	1,770	131,741
Willis Towers Watson PLC	1,216	279,704
		9,636,857
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A*	4,321	10,550,975
Alphabet, Inc., Class C*	4,424	11,087,960
Facebook, Inc., Class A*	40,998	14,255,414
IAC/InterActiveCorp*	489	75,389
Match Group, Inc.*	3,467	559,054
Snap, Inc., Class A*	3,870	263,702
Twitter, Inc.*	2,730	187,851
Vimeo, Inc.*	793	38,857
Zillow Group, Inc., Class A*	436	53,423
Zillow Group, Inc., Class C*@	1,159	141,653
		37,214,278
Internet & Catalog Retail — 5.4%
Amazon.com, Inc.*	9,954	34,243,353
eBay, Inc.	19,478	1,367,550
Etsy, Inc.*	2,466	507,601
Just Eat Takeaway.com NV, ADR*@	2,684	49,010
Qurate Retail, Inc., Series A	3,600	47,124
Wayfair, Inc., Class A*@	542	171,115
		36,385,753
IT Services — 6.0%
Accenture PLC, Class A	13,880	4,091,685
Akamai Technologies, Inc.*	2,286	266,548
Amdocs Ltd.	2,698	208,717
Automatic Data Processing, Inc.	10,297	2,045,190
Broadridge Financial Solutions, Inc.	3,283	530,303
Cognizant Technology Solutions Corp., Class A	11,445	792,681
Concentrix Corp.*	1,139	183,151
DXC Technology Co.*	700	27,258
EPAM Systems, Inc.*	781	399,060
Euronet Worldwide, Inc.*	911	123,304
Fidelity National Information Services, Inc.	6,251	885,579
Fiserv, Inc.*	5,669	605,959
FleetCor Technologies, Inc.*	1,630	417,378
Gartner, Inc.*	1,555	376,621
Genpact Ltd.	3,792	172,271
Global Payments, Inc.	3,120	585,125
Globant SA*	394	86,357
GoDaddy, Inc., Class A*	2,437	211,922
International Business Machines Corp.	18,679	2,738,155
Jack Henry & Associates, Inc.	1,300	212,563
MasterCard, Inc., Class A	24,512	8,949,086
Maximus, Inc.	1,704	149,901
MongoDB, Inc.*@	284	102,672
Okta, Inc.*	1,243	304,137
Paychex, Inc.	6,767	726,099
PayPal Holdings, Inc.*	15,005	4,373,657
Square, Inc., Class A*	3,728	908,886
Twilio, Inc., Class A*	1,065	419,780
VeriSign, Inc.*	1,900	432,611
Visa, Inc., Class A	39,160	9,156,391
Western Union Co. (The)	5,565	127,828
WEX, Inc.*	663	128,556
		40,739,431
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	180,312
Hasbro, Inc.	2,087	197,263
Polaris, Inc.	1,034	141,617
YETI Holdings, Inc. *	743	68,222
		587,414
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	4,258	629,375
Bio-Rad Laboratories, Inc., Class A*	290	186,844
Bio-Techne Corp.	473	212,973
Bruker Corp.	2,044	155,303
Charles River Laboratories International, Inc.*	963	356,233
Illumina, Inc.*	2,161	1,022,607
IQVIA Holdings, Inc.*	2,629	637,059
Medpace Holdings, Inc.*	500	88,315

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Mettler-Toledo International, Inc.*	659	$912,939
PerkinElmer, Inc.	1,576	243,350
PRA Health Sciences, Inc.*	1,053	173,966
Syneos Health, Inc.*	927	82,957
Thermo Fisher Scientific, Inc.	5,819	2,935,511
Waters Corp.*	1,204	416,115
		8,053,547
Machinery — 2.3%
AGCO Corp.	1,297	169,103
Allison Transmission Holdings, Inc.	3,084	122,558
Caterpillar, Inc.	12,969	2,822,443
Crane Co.	1,115	102,993
Cummins, Inc.	2,875	700,954
Deere & Co.	7,430	2,620,635
Donaldson Co., Inc.	3,404	216,256
Dover Corp.	2,615	393,819
Flowserve Corp.	1,775	71,568
Fortive Corp.	5,025	350,444
Graco, Inc.	3,370	255,109
IDEX Corp.	1,322	290,906
Illinois Tool Works, Inc.	8,306	1,856,889
Ingersoll Rand, Inc.*	3,972	193,873
ITT, Inc.	2,281	208,917
John Bean Technologies Corp.	692	98,693
Lincoln Electric Holdings, Inc.	1,491	196,380
Middleby Corp.*	1,300	225,238
Nordson Corp.	1,155	253,534
Oshkosh Corp.	1,700	211,888
Otis Worldwide Corp.	6,236	509,918
PACCAR, Inc.	7,238	645,992
Parker-Hannifin Corp.	2,736	840,253
Pentair PLC	554	37,389
RBC Bearings, Inc.*	421	83,956
Rexnord Corp.	1,200	60,048
Snap-On, Inc.	1,143	255,380
Stanley Black & Decker, Inc.	2,408	493,616
Timken Co., (The)	1,644	132,490
Toro Co. (The)	2,683	294,808
Watts Water Technologies, Inc., Class A	400	58,364
Westinghouse Air Brake Technologies Corp.	1,144	94,151
Woodward, Inc.	1,254	154,092
Xylem, Inc.	2,724	326,771
		15,349,428
Marine — 0.0%
Kirby Corp.*	749	45,419
Media — 1.4%
Altice USA, Inc., Class A*	4,348	148,441
Cable One, Inc.	101	193,194
Charter Communications, Inc., Class A*	2,672	1,927,714
Comcast Corp., Class A	88,426	5,042,050
Discovery, Inc., Class A*@	3,611	110,785
Discovery, Inc., Class C*	4,579	132,699
DISH Network Corp., Class A*	3,186	133,175
Fox Corp. Class A	1,655	61,450
Interpublic Group of Cos., Inc. (The)	6,061	196,922
Liberty Broadband Corp., Class A*	315	52,974
Liberty Broadband Corp., Class C*	2,045	355,135
Liberty Media Corp-Liberty Siriusxm, Class A*	1,263	58,831
Liberty Media Corp-Liberty Siriusxm, Class C*	1,178	54,647
New York Times Co. (The), Class A	1,641	71,466
News Corp., Class A	1,498	38,603
News Corp., Class B	1,525	37,134
Nexstar Media Group, Inc. Class A	900	133,092
Omnicom Group, Inc.	4,831	386,432
Sirius XM Holdings, Inc.@	15,954	104,339
ViacomCBS, Inc. Class A@	1,116	54,070
ViacomCBS, Inc. Class B	2,324	105,045
		9,398,198
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	4,001	148,477
Newmont Corp.	7,738	490,434
Nucor Corp.	5,263	504,880
Reliance Steel & Aluminum Co.	1,403	211,713
Royal Gold, Inc.	1,115	127,222
Southern Copper Corp.	1,769	113,782
Steel Dynamics, Inc.	2,387	142,265
		1,738,773
Multi-Utilities — 0.7%
Ameren Corp.	3,328	266,373
Black Hills Corp.	1,300	85,319
Centerpoint Energy, Inc.	6,700	164,284
CMS Energy Corp.	5,860	346,209
Consolidated Edison, Inc.	6,130	439,644
Dominion Energy, Inc.	15,228	1,120,324
DTE Energy Co.	3,247	420,811
MDU Resources Group, Inc.	3,960	124,106
NiSource, Inc.	5,791	141,879

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
Public Service Enterprise Group, Inc.	9,258	$553,073
Sempra Energy	2,843	376,641
WEC Energy Group, Inc.	5,648	502,390
		4,541,053
Multiline Retail — 0.7%
Dollar General Corp.	5,731	1,240,131
Dollar Tree, Inc.*	2,071	206,065
Ollie’s Bargain Outlet
Holdings, Inc.-*@	742	62,424
Target Corp.	13,538	3,272,676
		4,781,296
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy, Inc.*	4,204	364,655
Chevron Corp.	14,858	1,556,227
Cimarex Energy Co.	778	56,366
ConocoPhillips	8,159	496,883
Devon Energy Corp.	2,600	75,894
Diamondback Energy, Inc.	775	72,765
EOG Resources, Inc.	1,352	112,811
Exxon Mobil Corp.	36,844	2,324,119
Hess Corp.	233	20,346
HollyFrontier Corp.	2,161	71,097
Kinder Morgan, Inc.	3,515	64,078
Marathon Oil Corp.	4,095	55,774
Marathon Petroleum Corp.	4,094	247,359
Occidental Petroleum Corp.	3,648	114,073
ONEOK, Inc.	5,143	286,157
Phillips 66	2,336	200,476
Pioneer Natural Resources Co.	1,324	215,176
Targa Resources Corp.	673	29,915
Valero Energy Corp.	4,743	370,333
Williams Cos., Inc. (The)	5,691	151,096
		6,885,600
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	629	37,922
Personal Products — 0.3%
Estee Lauder Companies, Inc. (The),
Class A	5,286	1,681,371
Herbalife Nutriation Ltd.*	2,876	151,651
		1,833,022
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	27,074	1,809,085
Catalent, Inc.*	2,337	252,676
Elanco Animal Health, Inc.*	4,517	156,695
Eli Lilly & Co.	19,445	4,463,016
Jazz Pharmaceuticals PLC*	1,092	193,983
Johnson & Johnson	55,065	9,071,408
Merck & Co., Inc.	52,291	4,066,671
Organon & Co.*	5,229	158,230
Pfizer, Inc.	83,572	3,272,680
Viatris, Inc.	10,369	148,173
Zoetis, Inc.	12,576	2,343,663
		25,936,280
Professional Services — 0.5%
ASGN, Inc.*	677	65,622
Booz Allen Hamilton Holding Corp.	3,549	302,304
CACI International, Inc., Class A*	656	167,359
CoStar Group, Inc.*	2,890	239,350
Equifax, Inc.	1,565	374,833
Exponent, Inc.	799	71,279
FTI Consulting, Inc.*	662	90,436
Jacobs Engineering Group, Inc.	1,857	247,761
KBR, Inc.	2,987	113,954
Leidos Holdings, Inc.	2,174	219,791
Manpowergroup, Inc.	1,600	190,256
Robert Half International, Inc.	2,642	235,059
Science Applications
International Corp.	1,371	120,278
TransUnion	2,647	290,667
TriNet Group, Inc.*	865	62,695
Verisk Analytics, Inc.	3,573	624,274
		3,415,918
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	6,869	588,879
Jones Lang LaSalle, Inc.*	1,100	215,006
		803,885
Road & Rail — 1.2%
AMERCO	236	139,098
CSX Corp.	47,289	1,517,031
JB Hunt Transport Services, Inc.	2,271	370,059
Kansas City Southern	1,801	510,349
Knight-Swift Transportation Holdings,
Inc.	2,249	102,240
Landstar System, Inc.	1,073	169,556
Norfolk Southern Corp.	5,005	1,328,377
Old Dominion Freight Line, Inc.	1,937	491,611
Saia, Inc.*	200	41,898
Uber Technologies, Inc.*	2,162	108,359
Union Pacific Corp.	15,875	3,491,389
		8,269,967

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.*	15,438	$1,450,091
Analog Devices, Inc.	5,533	952,561
Applied Materials, Inc.	22,341	3,181,359
Broadcom, Inc.	7,299	3,480,455
Brooks Automation, Inc.	1,100	104,808
Cirrus Logic, Inc.*	1,237	105,294
CMC Materials, Inc.	592	89,238
Cree, Inc.*@	1,415	138,571
Enphase Energy, Inc.*	1,883	345,775
Entegris, Inc.	2,652	326,117
First Solar, Inc.*	300	27,153
Intel Corp.	84,339	4,734,792
KLA Corp.	4,262	1,381,783
Lam Research Corp.	3,733	2,429,063
Lattice Semiconductor Corp.*	1,742	97,866
Marvell Technology, Inc.	6,428	374,945
Maxim Integrated Products, Inc.	7,009	738,468
Microchip Technology, Inc.	4,306	644,781
Micron Technology, Inc.*	16,331	1,387,808
MKS Instruments, Inc.	1,252	222,793
Monolithic Power Systems, Inc.	706	263,656
NVIDIA Corp.	10,833	8,667,483
ON Semiconductor Corp.*	8,229	315,006
Power Integrations, Inc.	1,146	94,041
Qorvo, Inc.*	1,968	385,039
QUALCOMM, Inc.	24,843	3,550,810
Semtech Corp.*	600	41,280
Silicon Laboratories, Inc.*	600	91,950
Skyworks Solutions, Inc.	3,226	618,586
SolarEdge Technologies, Inc.*	622	171,902
Teradyne, Inc.	3,943	528,204
Texas Instruments, Inc.	25,091	4,824,999
Universal Display Corp.	786	174,751
Xilinx, Inc.	5,194	751,260
		42,692,688
Software — 8.9%
ACI Worldwide, Inc.*	2,645	98,235
Adobe, Inc.*	9,607	5,626,244
Alarm.com Holdings, Inc.*	415	35,151
Alteryx, Inc., Class A*	675	58,064
Anaplan, Inc.*	700	37,310
ANSYS, Inc.*	1,057	366,842
Appfolio, Inc., Class A*@	486	68,623
Aspen Technology, Inc.*	2,199	302,450
Atlassian Corp. PLC, Class A*	1,245	319,791
Autodesk, Inc.*	4,181	1,220,434
Avalara, Inc.*	354	57,277
Black Knight, Inc.*	2,102	163,914
Cadence Design Systems, Inc.*	5,300	725,146
CDK Global, Inc.	3,162	157,120
Ceridian HCM Holding, Inc.*	995	95,440
Citrix Systems, Inc.	2,573	301,736
Cloudera, Inc.*	2,900	45,994
Cognyte Software Ltd.*	1,038	25,431
Coupa Software, Inc.*	709	185,836
Crowdstrike Holdings, Inc., Class A*	326	81,927
DocuSign, Inc.*	505	141,183
Dolby Laboratories, Inc., Class A	938	92,196
Dropbox, Inc., Class A*	1,689	51,194
Envestnet, Inc.*	1,085	82,308
Fair Isaac Corp.*	850	427,278
FireEye, Inc.*	1,537	31,078
Five9, Inc.*	200	36,678
Fortinet, Inc.*	2,910	693,133
Guidewire Software, Inc.*	801	90,289
HubSpot, Inc.*	406	236,584
Intuit, Inc.	4,259	2,087,634
j2 Global, Inc.*	1,013	139,338
Manhattan Associates, Inc.*	2,300	333,132
Microsoft Corp.	130,116	35,248,424
NortonLifeLock, Inc.	188	5,117
Nuance Communications, Inc.*	4,400	239,536
Oracle Corp.	48,638	3,785,982
Palo Alto Networks, Inc.*	795	294,985
Paycom Software, Inc.*	960	348,931
Paylocity Holding Corp.*	668	127,454
Pegasystems, Inc.	255	35,493
Proofpoint, Inc.*	470	81,667
PTC, Inc.*	953	134,621
Qualys, Inc.*	503	50,647
RingCentral, Inc., Class A*	628	182,484
Salesforce.com, Inc.*	7,052	1,722,592
ServiceNow, Inc.*	2,217	1,218,352
Slack Technologies, Inc., Class A*	1,899	84,126
Splunk, Inc.*	1,483	214,412
SS&C Technologies Holdings, Inc.	3,246	233,907
Synopsys, Inc.*	1,895	522,622
Trade Desk, Inc. (The), Class A*	4,830	373,649
Tyler Technologies, Inc.*	424	191,805
VMware, Inc., Class A*	145	23,196
Workday, Inc., Class A*	972	232,055

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software - Continued
Xperi Holding Corp.	626	$13,922
Zendesk, Inc.*	1,234	178,116
Zoom Video Communications, Inc.,
Class A*	1,325	512,815
		60,471,900
Specialty Retail — 2.7%
Aaron’s Co. Inc. (The)	575	18,394
Advance Auto Parts, Inc.	1,480	303,607
American Eagle Outfitters, Inc.@	1,673	62,788
AutoNation, Inc.*	961	91,112
AutoZone, Inc.*	433	646,131
Best Buy Co., Inc.	6,478	744,841
Burlington Stores, Inc.*	571	183,856
Carmax, Inc.*	3,409	440,272
Carvana Co.*@	614	185,318
Dick’s Sporting Goods, Inc.@	1,695	169,822
Five Below, Inc.*	1,000	193,270
Foot Locker, Inc.	1,123	69,211
Home Depot, Inc. (The)	20,751	6,617,286
Lowe’s Cos., Inc.	19,287	3,741,099
Murphy USA, Inc.	1,116	148,841
O’Reilly Automotive, Inc.*	1,415	801,187
Penske Automotive Group, Inc.@	1,318	99,496
Ross Stores, Inc.	5,970	740,280
TJX Cos., Inc.	20,902	1,409,213
Tractor Supply Co.	3,469	645,442
Ulta Beauty, Inc.*	984	340,238
Williams-Sonoma, Inc.	2,400	383,160
		18,034,864
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	934	96,361
Columbia Sportswear Co.	858	84,393
Crocs, Inc.*	953	111,044
Deckers Outdoor Corp.*	473	181,665
Hanesbrands, Inc.	8,404	156,903
Lululemon Athletica, Inc.*	2,502	913,155
NIKE, Inc., Class B	29,092	4,494,423
PVH Corp.*	760	81,768
Ralph Lauren Corp.	1,100	129,591
Skechers U.S.A., Inc., Class A*	1,800	89,694
Tapestry, Inc.*	6,400	278,272
Under Armour, Inc., Class A*	2,760	58,374
Under Armour, Inc., Class C*	2,884	53,556
VF Corp.	5,509	451,958
		7,181,157
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	1,632	17,985
TFS Financial Corp.	1,093	22,188
		40,173
Tobacco — 0.7%
Altria Group, Inc.	46,398	2,212,256
Philip Morris International, Inc.	24,607	2,438,800
		4,651,056
Trading Companies & Distributors — 0.3%
Fastenal Co.	13,600	707,200
MSC Industrial Direct Co., Class A	1,100	98,703
SiteOne Landscape Supply, Inc. *	400	67,704
United Rentals, Inc. *	2,064	658,437
Watsco, Inc.	474	135,867
WW Grainger, Inc.	1,176	515,088
		2,182,999
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	535,602
Essential Utilities, Inc.	3,662	167,353
		702,955
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	9,433	1,366,181

TOTAL COMMON STOCKS
(Identified Cost $112,589,997)		648,636,544

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 0.0%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	108	$11,691

TOTAL PREFERRED STOCKS
(Identified Cost $8,771)		11,691

MUTUAL FUNDS — 3.9%
Other — 3.9%
DFA U.S. Micro Cap Portfolio	911,637	26,373,659

TOTAL MUTUAL FUNDS
(Identified Cost $9,672,575)		26,373,659

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market
Fund 0.025%	1,746,914	1,746,914

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 0.020%	216,928	216,928

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,963,842)		1,963,842

Total Investments — 100.0%
(Identified Cost $124,235,185)		676,985,736
Liabilities, Less Cash and Other
Assets — 0.0%		(326,567)
Net Assets — 100.0%		$676,659,169

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2021, the fair value of the securities on loan was $2,299,153.

Key to abbreviations:
ADR — American Depository Receipt

Portfolio Sectors as of June 30, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.6%
General Dynamics Corp.	7,326	$1,379,193
Howmet Aerospace, Inc.*	41,331	1,424,679
L3Harris Technologies, Inc.	2,104	454,780
Raytheon Technologies Corp.	44,625	3,806,959
Textron, Inc.	38,330	2,635,954
		9,701,565
Air Freight & Logistics — 1.3%
FedEx Corp.	19,292	5,755,382
XPO Logistics, Inc.*	15,841	2,215,998
		7,971,380
Airlines — 0.6%
Alaska Air Group, Inc.*	964	58,139
Delta Air Lines, Inc.*	6,597	285,386
JetBlue Airways Corp.*	24,333	408,308
Southwest Airlines Co.*	37,272	1,978,770
United Airlines Holdings, Inc.*	17,707	925,899
		3,656,502
Auto Components — 0.8%
Aptiv PLC*	3,374	530,831
Autoliv, Inc.	9,173	896,752
BorgWarner, Inc.	24,241	1,176,658
Gentex Corp.	25,695	850,248
Goodyear Tire & Rubber Co. (The)*	2,391	41,006
Lear Corp.	6,743	1,181,913
Veoneer, Inc.*@	334	7,699
		4,685,107
Automobiles — 1.4%
Ford Motor Co.*	132,470	1,968,504
General Motors Co.*	114,028	6,747,037
		8,715,541
Beverages — 0.4%
Constellation Brands, Inc., Class A	8,399	1,964,442
Keurig Dr Pepper, Inc.	2,705	95,324
Molson Coors Brewing Co., Class B*	10,592	568,685
		2,628,451
Biotechnology — 1.0%
AbbVie, Inc.	738	83,128
Alexion Pharmaceuticals, Inc.*	6,782	1,245,921
Biogen, Inc.*	5,743	1,988,629
Gilead Sciences, Inc.	27,651	1,904,048
Regeneron Pharmaceuticals, Inc.*	1,045	583,674
United Therapeutics Corp.*	683	122,537
		5,927,937
Building Products — 1.8%
Carrier Global Corp.	59,640	2,898,504
Fortune Brands Home & Security, Inc.	11,027	1,098,400
Johnson Controls International plc	34,370	2,358,813
Owens Corning	12,209	1,195,261
Trane Technologies PLC	16,759	3,086,002
		10,636,980
Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)	57,160	2,928,307
Goldman Sachs Group, Inc. (The)	23,927	9,081,014
Jefferies Financial Group, Inc.	6,993	239,161
Morgan Stanley	94,886	8,700,097
Northern Trust Corp.	370	42,780
State Street Corp.	10,112	832,015
		21,823,374
Chemicals — 3.8%
Air Products & Chemicals, Inc.	7,452	2,143,791
Albemarle Corp.	9,985	1,682,073
Celanese Corp.	4,202	637,023
CF Industries Holdings, Inc.	25,378	1,305,698
Corteva, Inc.	18,513	821,052
Dow, Inc.	51,729	3,273,411
DuPont de Nemours, Inc.	10,068	779,364
Eastman Chemical Co.	23,262	2,715,838
International Flavors &
Fragrances, Inc.	9,315	1,391,661
Linde PLC	16,893	4,883,766
LyondellBasell Industries NV, Class A	18,308	1,883,344
Mosaic Co. (The)	2,922	93,241
PPG Industries, Inc.	775	131,572
Valvoline, Inc.	20,825	675,980
Westlake Chemical Corp.	7,968	717,837
		23,135,651
Commercial Banks — 10.3%
Bank of America Corp.	247,009	10,184,181
Citigroup, Inc.	111,627	7,897,610
Citizens Financial Group, Inc.	18,613	853,778
East West Bancorp, Inc.	2,390	171,339
Fifth Third Bancorp	86,881	3,321,461
Huntington Bancshares, Inc.	133,410	1,903,761
JPMorgan Chase & Co.	117,851	18,330,544
KeyCorp	66,158	1,366,163
M&T Bank Corp.	3,071	446,247
People's United Financial, Inc.	5,834	99,995
PNC Financial Services
Group, Inc. (The)	21,675	4,134,723
Regions Financial Corp.	133,653	2,697,118
Truist Financial Corp.	64,730	3,592,515
US Bancorp	22,217	1,265,702
Wells Fargo & Co.	119,103	5,394,175
Zions Bancorp NA	20,193	1,067,402
		62,726,714
Commercial Services & Supplies — 0.7%
Republic Services, Inc.	36,633	4,029,996
Communications Equipment — 0.1%
Juniper Networks, Inc.	28,774	786,969

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals — 1.6%
Hewlett Packard Enterprise Co.	168,468	$2,456,264
HP, Inc.	176,918	5,341,154
Western Digital Corp.*	23,295	1,657,905
Xerox Holdings Corp.	2,019	47,426
		9,502,749
Construction & Engineering — 0.3%
AECOM*	11,462	725,774
Quanta Services, Inc.	13,887	1,257,745
		1,983,519
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	4,728	1,663,357
Vulcan Materials Co.	11,511	2,003,720
		3,667,077
Consumer Finance — 1.7%
Ally Financial, Inc.	66,748	3,326,720
Capital One Financial Corp.	34,312	5,307,723
Santander Consumer
USA Holdings, Inc.	15,524	563,832
Synchrony Financial	25,544	1,239,395
		10,437,670
Containers & Packaging — 0.8%
Amcor PLC	12,573	144,087
International Paper Co.	44,343	2,718,669
Packaging Corp. of America	2,898	392,447
Sonoco Products Co.	611	40,876
WestRock Co.	22,703	1,208,254
		4,504,333
Distributors — 0.4%
Genuine Parts Co.	2,168	274,187
LKQ Corp.*	37,512	1,846,341
		2,120,528
Diversified Consumer Services — 0.0%
Service Corp. International	2,896	155,197
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B*	42,667	11,858,013
Voya Financial, Inc.	4,101	252,211
		12,110,224
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	489,320	14,082,630
Lumen Technologies, Inc.	139,832	1,900,317
Verizon Communications, Inc.	41,010	2,297,790
		18,280,737
Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	892,564
Electrical Equipment — 1.0%
AMETEK, Inc.	5,351	714,359
Eaton Corp. PLC	26,125	3,871,202
Emerson Electric Co.	8,842	850,954
Sensata Technologies Holding PLC*	14,040	813,899
		6,250,414
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.*	7,332	834,602
Corning, Inc.	84,494	3,455,805
Flex Ltd.*	31,420	561,475
Jabil, Inc.	496	28,827
SYNNEX Corp.	1,605	195,425
TE Connectivity Ltd.	20,879	2,823,050
Vontier Corp.	1,095	35,675
		7,934,859
Energy Equipment & Services — 0.6%
Baker Hughes Co.	20,187	461,677
Halliburton Co.	26,084	603,062
Schlumberger Ltd.	78,028	2,497,676
		3,562,415
Entertainment — 1.4%
Activision Blizzard, Inc.	6,117	583,806
Liberty Media Corp-Liberty Formula
One, Class A*	1,097	46,765
Liberty Media Corp-Liberty Formula
One, Class C*	2,194	105,773
Madison Square Garden
Entertainment Corp.*	443	37,199
Walt Disney Co. (The)*	44,375	7,799,794
		8,573,337
Food & Staples Retailing — 2.3%
Kroger Co. (The)	62,007	2,375,488
US Foods Holding Corp.*	20,840	799,422
Walgreens Boots Alliance, Inc.	66,241	3,484,939
Walmart, Inc.	49,625	6,998,118
		13,657,967
Food Products — 2.7%
Archer-Daniels-Midland Co.	24,965	1,512,879
Bunge Ltd.	12,845	1,003,837
Conagra Brands, Inc.	19,827	721,306
General Mills, Inc.	20,583	1,254,122
Hormel Foods Corp.	1,400	66,850
Ingredion, Inc.	1,873	169,507
J.M. Smucker Co. (The)	18,272	2,367,503
Kraft Heinz Co. (The)	24,989	1,019,051
Mondelez International, Inc., Class A	68,798	4,295,747
Post Holdings, Inc.*	8,176	886,851
Seaboard Corp.	22	85,112
Tyson Foods, Inc., Class A	41,844	3,086,414
		16,469,179

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	5,886	$682,364
Baxter International, Inc.	8,635	695,117
Becton Dickinson & Co.	3,126	760,212
Boston Scientific Corp.*	7,514	321,299
Cooper Cos., Inc. (The)	137	54,289
Danaher Corp.	21,091	5,659,981
Envista Holdings Corp.*	14,141	611,033
Medtronic PLC	46,104	5,722,889
STERIS PLC	3,637	750,313
Zimmer Biomet Holdings, Inc.	8,154	1,311,326
		16,568,823
Health Care Providers & Services — 6.8%
Anthem, Inc.	19,943	7,614,237
Centene Corp.*	32,696	2,384,519
CIGNA Corp.	29,204	6,923,392
CVS Health Corp.	102,518	8,554,102
DaVita, Inc.*	12,281	1,479,001
Henry Schein, Inc.*	3,777	280,216
Humana, Inc.	9,747	4,315,192
Laboratory Corp. of
America Holdings*	16,237	4,478,976
McKesson Corp.	4,124	788,674
Quest Diagnostics, Inc.	19,764	2,608,255
UnitedHealth Group, Inc.	1,004	402,042
Universal Health Services, Inc.,
Class B	10,322	1,511,451
		41,340,057
Hotels, Restaurants & Leisure — 0.8%
Aramark	21,546	802,589
Carnival Corp.*	27,865	734,521
Hyatt Hotels Corp., Class A*	3,874	300,777
MGM Resorts International	36,647	1,562,995
Royal Caribbean Cruises Ltd.*	13,617	1,161,258
		4,562,140
Household Durables — 2.6%
DR Horton, Inc.	63,140	5,705,962
Garmin Ltd.	12,982	1,877,716
Lennar Corp., B Shares	573	46,671
Lennar Corp., Class A	23,116	2,296,575
Mohawk Industries, Inc.*	369	70,918
Newell Brands, Inc.	7,039	193,361
PulteGroup, Inc.	50,018	2,729,482
Toll Brothers, Inc.	4,225	244,247
Whirlpool Corp.	12,182	2,655,920
		15,820,852
Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	472,413
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	6,915	1,323,393
General Electric Co.	87,933	1,183,578
Roper Technologies, Inc.	366	172,093
		2,679,064
Insurance — 4.5%
Aflac, Inc.	32,730	1,756,292
Alleghany Corp.*	855	570,345
Allstate Corp. (The)	16,938	2,209,393
American Financial Group, Inc.	6,623	826,021
American International Group, Inc.	29,118	1,386,017
Arch Capital Group Ltd.*	11,691	455,247
Assurant, Inc.	4,786	747,477
Athene Holding Ltd., Class A*	1,982	133,785
Chubb Ltd.	11,440	1,818,274
Cincinnati Financial Corp.	370	43,149
CNA Financial Corp.	4,467	203,204
Everest Re Group Ltd.	2,445	616,164
Fidelity National Financial, Inc.	1,515	65,842
Hartford Financial Services
Group, Inc. (The)	49,258	3,052,518
Lincoln National Corp.	14,235	894,527
Loews Corp.	22,046	1,204,814
Markel Corp.*	116	137,658
MetLife, Inc.	37,755	2,259,637
Old Republic International Corp.	23,484	584,986
Principal Financial Group, Inc.	32,419	2,048,557
Prudential Financial, Inc.	13,723	1,406,196
Reinsurance Group of America, Inc.	4,267	486,438
RenaissanceRe Holdings Ltd.	2,534	377,110
Travelers Companies, Inc. (The)	23,169	3,468,631
W. R. Berkley Corp.	5,014	373,192
		27,125,474
IT Services — 1.3%
Akamai Technologies, Inc.*	1,638	190,991
Amdocs Ltd.	15,213	1,176,878
Cognizant Technology
Solutions Corp., Class A	13,013	901,280
Concentrix Corp.*	1,605	258,084
DXC Technology Co.*	20,249	788,496
Fidelity National Information
Services, Inc.	18,351	2,599,786
Fiserv, Inc.*	11,258	1,203,368
Global Payments, Inc.	3,897	730,843
		7,849,726
Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A*	172	110,818
IQVIA Holdings, Inc.*	2,786	675,103
PerkinElmer, Inc.	2,600	401,466
Thermo Fisher Scientific, Inc.	16,006	8,074,547
		9,261,934
Machinery — 3.0%
AGCO Corp.	8,548	1,114,488
Cummins, Inc.	10,946	2,668,744
Dover Corp.	8,822	1,328,593
Fortive Corp.	5,738	400,168
Ingersoll Rand, Inc.*	14,939	729,173
Oshkosh Corp.	7,274	906,632
Otis Worldwide Corp.	25,885	2,116,617
PACCAR, Inc.	19,377	1,729,397

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Parker-Hannifin Corp.	3,737	$1,147,670
Pentair PLC	20,400	1,376,796
Snap-On, Inc.	6,351	1,419,004
Stanley Black & Decker, Inc.	14,985	3,071,775
Westinghouse Air Brake
Technologies Corp.	5,333	438,906
		18,447,963
Media — 6.1%
Charter Communications, Inc.,
Class A*	16,563	11,949,376
Comcast Corp., Class A	308,186	17,572,766
Discovery, Inc., Class A*@	21,200	650,416
Discovery, Inc., Class C*	35,235	1,021,110
DISH Network Corp., Class A*	12,654	528,937
Fox Corp. Class A	24,883	923,906
Fox Corp. Class B	8,600	302,720
Interpublic Group of Cos., Inc. (The)	13,320	432,767
Liberty Broadband Corp., Class C*	3,887	675,017
Liberty Media Corp-Liberty Siriusxm,
Class A*	4,389	204,440
Liberty Media Corp-Liberty Siriusxm,
Class C*	8,778	407,211
News Corp., Class A	8,320	214,406
News Corp., Class B	1,734	42,223
ViacomCBS, Inc. Class A@	900	43,605
ViacomCBS, Inc. Class B	44,427	2,008,100
		36,977,000
Metals & Mining — 2.5%
Arconic Corp.*	5,032	179,240
Freeport-McMoRan, Inc.	116,560	4,325,542
Newmont Corp.	46,812	2,966,945
Nucor Corp.	41,998	4,028,868
Reliance Steel & Aluminum Co.	9,348	1,410,613
Royal Gold, Inc.	1,245	142,054
Steel Dynamics, Inc.	33,820	2,015,672
		15,068,934
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	160,492
Multiline Retail — 0.2%
Dollar Tree, Inc.*	11,441	1,138,379
Kohl's Corp.	2,215	122,069
Target Corp.	361	87,268
		1,347,716
Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	57,792	6,053,134
ConocoPhillips	115,648	7,042,963
Continental Resources, Inc.	1,401	53,280
Devon Energy Corp.	2,042	59,606
EOG Resources, Inc.	22,442	1,872,561
Exxon Mobil Corp.	157,641	9,943,994
Hess Corp.	22,619	1,975,091
HollyFrontier Corp.	471	15,496
Kinder Morgan, Inc.	93,214	1,699,291
Marathon Petroleum Corp.	51,843	3,132,354
Occidental Petroleum Corp.	69,831	2,183,615
ONEOK, Inc.	10,815	601,747
Phillips 66	21,987	1,886,924
Pioneer Natural Resources Co.	11,504	1,869,630
Valero Energy Corp.	40,341	3,149,825
Williams Cos., Inc. (The)	40,808	1,083,453
		42,622,964
Personal Products — 0.0%
Coty, Inc., Class A*	22,181	207,171
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	72,471	4,842,512
Jazz Pharmaceuticals PLC*	4,730	840,237
Perrigo Co. PLC	1,356	62,173
Pfizer, Inc.	382,600	14,982,616
Viatris, Inc.	95,265	1,361,337
		22,088,875
Professional Services — 0.6%
Jacobs Engineering Group, Inc.	8,552	1,141,008
Leidos Holdings, Inc.	16,200	1,637,820
Manpowergroup, Inc.	3,675	436,994
Nielsen Holdings PLC	25,197	621,610
		3,837,432
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A*	17,867	1,531,738
Jones Lang LaSalle, Inc.*	5,491	1,073,271
		2,605,009
Road & Rail — 1.7%
AMERCO	2,003	1,180,568
Kansas City Southern	14,222	4,030,088
Norfolk Southern Corp.	18,201	4,830,728
		10,041,384
Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	10,368	1,784,955
Intel Corp.	272,832	15,316,788
Lam Research Corp.	109	70,926
Marvell Technology, Inc.	18,929	1,104,129
Micron Technology, Inc.*	89,095	7,571,293
ON Semiconductor Corp.*	41,142	1,574,916
Qorvo, Inc.*	11,125	2,176,606
Skyworks Solutions, Inc.	4,292	822,991
		30,422,604
Software — 0.1%
NortonLifeLock, Inc.	3,129	85,171
SS&C Technologies Holdings, Inc.	7,467	538,072
		623,243
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	1,011,750
Carmax, Inc.*	8,119	1,048,569
		2,060,319

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.*	7,382	$794,229
Ralph Lauren Corp.	4,113	484,553
Tapestry, Inc.*	12,722	553,153
		1,831,935
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	92,954
Trading Companies & Distributors — 0.3%
United Rentals, Inc.*	5,460	1,741,795
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	28,843	4,177,332
TOTAL COMMON STOCKS
(Identified Cost $333,968,341)		606,564,541

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.1%
State Street Institutional U.S.
Government Money Market
Fund 0.025%	609,217	609,217
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 0.020%	709,149	709,149
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,318,366)		1,318,366

Total Investments — 100.1%
(Identified Cost $335,286,707)		607,882,907
Liabilities, Less Cash and
Other Assets — (0.1%)		(681,442)
Net Assets — 100.0%		$607,201,465

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2021, the fair value of the securities on loan was $701,720.

Portfolio Sectors as of June 30, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.3%
AAR Corp.*	4,633	$179,529
Aerojet Rocketdyne Holdings, Inc.	15,617	754,145
Aerovironment, Inc.*	3,537	354,230
Astronics Corp.*	2,252	39,432
Astronics Corp. Class B*	693	11,296
Axon Enterprise, Inc.*	5,605	990,964
BWX Technologies, Inc.	4,385	254,856
CPI Aerostructures, Inc.*	1,342	4,764
Curtiss-Wright Corp.	2,920	346,779
Ducommun, Inc.*	1,879	102,518
HEXCEL Corp.*	6,425	400,920
Innovative Solutions & Support, Inc.	3,248	20,365
Kaman Corp.	3,434	173,074
Kratos Defense & Security
Solutions, Inc.*	13,281	378,376
Mercury Systems, Inc.*	4,845	321,127
Moog, Inc., Class A	4,106	345,150
National Presto Industries, Inc.	972	98,804
Park Aerospace Corp.	2,501	37,265
SIFCO Industries, Inc.*	1,187	11,953
Textron, Inc.	11,901	818,432
Vectrus, Inc.*	1,947	92,658
		5,736,637
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	8,825	205,005
Atlas Air Worldwide Holdings, Inc.*	4,013	273,325
Echo Global Logistics, Inc.*	4,035	124,036
Forward Air Corp.	3,769	338,268
HUB Group, Inc., Class A*	5,234	345,339
Radiant Logistics, Inc.*	9,354	64,823
		1,350,796
Airlines — 0.4%
Alaska Air Group, Inc.*	8,750	527,712
Allegiant Travel Co.*	2,317	449,498
Hawaiian Holdings, Inc.*	7,087	172,710
JetBlue Airways Corp.*	21,174	355,300
Skywest, Inc.*	7,200	310,104
Spirit Airlines, Inc.*	3,315	100,909
		1,916,233
Auto Components — 1.8%
American Axle & Manufacturing
Holdings, Inc.*	11,103	114,916
Autoliv, Inc.	6,220	608,067
BorgWarner, Inc.	15,123	734,070
Cooper-Standard Holdings, Inc.*	1,529	44,341
Dana, Inc.	26,955	640,451
Dorman Products, Inc.*	4,849	502,696
Fox Factory Holding Corp.*	7,279	1,133,049
Gentex Corp.	17,424	576,560
Gentherm, Inc.*	4,797	340,827
Goodyear Tire & Rubber Co. (The)*	23,980	411,257
Horizon Global Corp.*	3,431	29,095
LCI Industries	4,449	584,688
Lear Corp.	4,555	798,400
Modine Manufacturing Co.*	6,449	106,989
Motorcar Parts of America, Inc.*	2,267	50,872
Patrick Industries, Inc.	3,605	263,165
Standard Motor Products, Inc.	3,061	132,694
Stoneridge, Inc.*	3,762	110,979
Strattec Security Corp.*	941	41,837
Tenneco, Inc. Class A*	5,563	107,477
Visteon Corp.*	3,868	467,796
		7,800,226
Automobiles — 0.2%
Harley-Davidson, Inc.	10,877	498,384
Thor Industries, Inc.	1,091	123,283
Winnebago Industries, Inc.	4,692	318,869
		940,536
Beverages — 0.4%
Celsius Holdings, Inc.*	675	51,361
Coca-Cola Consolidated, Inc.	1,225	492,609
MGP Ingredients, Inc.	2,096	141,773
Molson Coors Brewing Co.,
Class B*	12,855	690,185
National Beverage Corp.	9,512	449,252
		1,825,180
Biotechnology — 3.1%
Acadia Pharmaceuticals, Inc.*	548	13,366
Acceleron Pharma, Inc.*	5,051	633,850
Adverum Biotechnologies, Inc.*	8,282	28,987
Agios Pharmaceuticals, Inc.*@	228	12,565
Akebia Therapeutics, Inc.*	5,200	19,708
Akero Therapeutics, Inc.*	500	12,405
Albireo Pharma, Inc.*	618	21,741
Alkermes PLC*	6,959	170,635
Anika Therapeutics, Inc.*	1,795	77,706
Applied Genetic Technologies Corp.*	2,241	8,762
Aravive, Inc.*	1,937	11,583
Arcus Biosciences, Inc.*	1,500	41,190
Arcutis Biotherapeutics, Inc.*	1,972	53,816
Ardelyx, Inc.*	12,205	92,514
Arena Pharmaceuticals, Inc.*	3,345	228,129
Arrowhead Pharmaceuticals, Inc.*	8,769	726,249
Avid Bioservices, Inc.*	4,616	118,400
Bluebird Bio, Inc.*	4,559	145,797
Bridgebio Pharma, Inc.*@	13,072	796,869
Calithera Biosciences, Inc.*	3,632	7,591
Catalyst Pharmaceuticals, Inc.*	3,347	19,245
Celldex Therapeutics, Inc.*	7	234
Chimerix, Inc.*	13,027	104,216
Chinook Therapeutics, Inc.*	1,563	22,070
Concert Pharmaceuticals, Inc.*	4,026	16,990
Corvus Pharmaceuticals, Inc.*@	1,065	2,844
Crinetics Pharmaceuticals, Inc.*	551	10,386
CRISPR Therapeutics AG*	3,261	527,923
Deciphera Pharmaceuticals, Inc.*	600	21,966
Denali Therapeutics, Inc.*	4,611	361,687
Eagle Pharmaceuticals, Inc.*	488	20,886

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Editas Medicine, Inc.*@	2,891	$163,746
Emergent BioSolutions, Inc.*	7,428	467,890
Enanta Pharmaceuticals, Inc.*	2,747	120,895
Exelixis, Inc.*	27,311	497,606
Fate Therapeutics, Inc.*	7,137	619,420
Frequency Therapeutics, Inc.*@	375	3,735
G1 Therapeutics, Inc.*	2,450	53,753
Global Blood Therapeutics, Inc.*	586	20,522
Halozyme Therapeutics, Inc.*	11,959	543,058
ImmunityBio, Inc.*	3,427	48,938
Intellia Therapeutics, Inc.*	5,748	930,659
Ironwood Pharmaceuticals, Inc.*	11,916	153,359
IVERIC bio, Inc.*	2,477	15,630
Karuna Therapeutics, Inc.*	1,838	209,514
Kindred Biosciences, Inc.*	3,345	30,674
Krystal Biotech, Inc.*	913	62,084
Ligand Pharmaceuticals, Inc.*	1,956	256,608
MacroGenics, Inc.*	3,231	86,785
Magenta Therapeutics, Inc.*	2,028	19,834
MeiraGTx Holdings plc*	697	10,803
Merrimack Pharmaceuticals, Inc.*	2,761	17,643
Minerva Neurosciences, Inc.*	5,077	11,779
Mirati Therapeutics, Inc.*	1,284	207,404
Morphic Holding, Inc.*	2,020	115,928
Myriad Genetics, Inc.*	9,211	281,672
Natera, Inc.*	6,258	710,471
Neurocrine Biosciences, Inc.*	8,413	818,753
Novavax, Inc.*	1,641	348,401
Oncocyte Corp.*	1,900	10,906
OPKO Health, Inc.*@	23,063	93,405
PDL BioPharma, Inc.*§	18,262	33,830
Protagonist Therapeutics, Inc.*	3,624	162,645
Prothena Corp. PLC*	1,041	53,518
REGENXBIO, Inc.*	345	13,403
Replimune Group, Inc.*	2,085	80,106
Rigel Pharmaceuticals, Inc.*	3,870	16,796
Rocket Pharmaceuticals, Inc.*	1,006	44,556
Sage Therapeutics, Inc.*	3,246	184,405
Sangamo Therapeutics, Inc.*	3,384	40,506
Spectrum Pharmaceuticals, Inc.*	4,922	18,457
SpringWorks Therapeutics, Inc.*	2,465	203,141
Stoke Therapeutics, Inc.*@	478	16,089
Sutro Biopharma, Inc.*	622	11,563
Syndax Pharmaceuticals, Inc.*	5,678	97,491
Travere Therapeutics, Inc.*	5,878	85,760
Ultragenyx Pharmaceutical, Inc.*	3,471	330,960
United Therapeutics Corp.*	3,685	661,126
Verastem, Inc.*	9,653	39,288
Vericel Corp.*@	3,412	179,130
Xencor, Inc.*	1,697	58,529
		13,593,484
Building Products — 2.4%
A.O. Smith Corp.	10,163	732,346
AAON, Inc.	8,430	527,634
Advanced Drainage Systems, Inc.	10,226	1,192,045
American Woodmark Corp.*	2,420	197,690
Apogee Enterprises, Inc.	2,316	94,331
Armstrong Flooring, Inc.*	3,460	21,417
Armstrong World Industries, Inc.	6,484	695,474
Builders FirstSource, Inc.*	34,359	1,465,755
Cornerstone Building Brands, Inc.*	3,775	68,629
CSW Industrials, Inc.	1,329	157,433
Gibraltar Industries, Inc.*	4,189	319,663
Griffon Corp.	7,838	200,888
Insteel Industries, Inc.	2,278	73,238
Lennox International, Inc.	1,823	639,508
Masonite International Corp.*	169	18,892
Owens Corning	7,572	741,299
PGT Innovations, Inc.*	8,621	200,266
Quanex Building Products Corp.	3,883	96,454
Simpson Manufacturing Co., Inc.	6,624	731,554
Trex Co., Inc.*	11,909	1,217,219
UFP Industries, Inc.	10,347	769,196
		10,160,931
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	2,857	440,578
Artisan Partners Asset
Management, Inc., Class A	10,977	557,851
BBX Capital, Inc.*	417	3,344
BGC Partners, Inc., Class A	31,464	178,401
Blucora, Inc.*	10,400	180,024
BrightSphere Investment Group PLC	5,801	135,917
Cohen & Steers, Inc.	6,966	571,839
Cowen, Inc. Class A	3,899	160,054
Diamond Hill Investment Group, Inc.	289	48,353
Donnelley Financial Solutions, Inc.*	7,095	234,135
Evercore, Inc., Class A	4,605	648,246
Federated Hermes, Inc.	13,787	467,517
GAMCO Investors, Inc., Class A	1,200	30,120
Greenhill & Co., Inc.	2,413	37,546
Houlihan Lokey, Inc.	1,002	81,954
Invesco Ltd.	27,257	728,580
Janus Henderson Group PLC	16,584	643,625
Jefferies Financial Group, Inc.	24,499	837,866
Lazard Ltd., Class A	7,639	345,665
LPL Financial Holdings, Inc.	6,203	837,281
Manning & Napier, Inc.*	2,524	19,864
Moelis & Co., Class A	3,839	218,401
Morningstar, Inc.	3,198	822,238
Oppenheimer Holdings, Inc.,
Class A	1,743	88,614
Piper Sandler Cos.	2,576	333,746
PJT Partners, Inc., Class A	597	42,614
Pzena Investment Management, Inc.,
Class A	2,375	26,149
Safeguard Scientifics, Inc.*	2,580	20,021
SEI Investments Co.	3,232	200,287
Silvercrest Asset Management Group,
Inc., Class A	759	11,415
Stifel Financial Corp.	18,072	1,172,150
Stonex Group, Inc.*	2,987	181,221
Virtu Financial, Inc., Class A	5,099	140,885

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Virtus Investment Partners, Inc.	1,097	$304,714
Westwood Holdings Group, Inc.	1,157	25,176
WisdomTree Investments, Inc.@	14,777	91,617
		10,868,008
Chemicals — 2.8%
Advanced Emissions Solutions, Inc.*	2,266	16,791
AdvanSix, Inc.*	5,840	174,382
American Vanguard Corp.	4,836	84,678
Ashland Global Holdings, Inc.	3,607	315,612
Avient Corp.	11,830	581,563
Axalta Coating Systems Ltd.*	18,164	553,820
Balchem Corp.	5,303	696,072
Cabot Corp.	6,650	378,584
CF Industries Holdings, Inc.	11,672	600,524
Chase Corp.	1,731	177,618
Chemours Co. (The)	10,027	348,940
Core Molding Technologies, Inc.*	1,500	23,145
Element Solutions, Inc.	30,212	706,357
Ferro Corp.*	12,391	267,274
FutureFuel Corp.	4,517	43,363
GCP Applied Technologies, Inc.*	2,256	52,475
H.B. Fuller Co.	7,908	503,028
Hawkins, Inc.	2,948	96,547
Huntsman Corp.	13,650	361,998
Ingevity Corp.*	948	77,129
Innospec, Inc.	3,683	333,717
Intrepid Potash, Inc.*	1,589	50,626
Koppers Holdings, Inc.*	2,308	74,664
Kraton Corp.*	4,462	144,078
Kronos Worldwide, Inc.	6,686	95,743
Livent Corp.*@	1,509	29,214
Minerals Technologies, Inc.	4,731	372,188
Mosaic Co. (The)	23,505	750,045
NewMarket Corp.	570	183,529
Olin Corp.	3,715	171,856
PQ Group Holdings, Inc.	1,340	20,582
Quaker Chemical Corp.	30	7,116
Rayonier Advanced Materials, Inc.*	6,292	42,093
RPM International, Inc.	6,495	575,977
Scotts Miracle-Gro Co. (The)	3,752	720,084
Sensient Technologies Corp.	6,905	597,697
Stepan Co.	3,395	408,317
Trecora Resources*	4,188	34,844
Tredegar Corp.	3,412	46,983
Trinseo SA	5,354	320,383
Tronox Holdings PLC Class A	12,458	279,059
Valvoline, Inc.	5,402	175,349
W.R. Grace & Co.	4,369	301,985
Westlake Chemical Corp.	4,157	374,504
		12,170,533
Commercial Banks — 8.7%
1st Source Corp.	3,500	162,610
Allegiance Bancshares, Inc.	1,614	62,042
Altabancorp	2,621	113,516
American National Bankshares, Inc.	1,508	46,884
Ameris Bancorp	9,958	504,174
AmeriServ Financial, Inc.	4,400	17,292
Arrow Financial Corp.	2,657	95,519
Associated Banc-Corp.	18,940	387,891
Atlantic Capital Bancshares, Inc.*	2,502	63,701
Atlantic Union Bankshares Corp.	9,916	359,158
Banc of California, Inc.	6,945	121,815
Bancfirst Corp.	4,749	296,480
Bancorp, Inc. (The)*	9,002	207,136
BancorpSouth Bank	12,702	359,848
Bank of Hawaii Corp.	3,915	329,721
Bank of Marin Bancorp	1,580	50,402
Bank OZK	3,630	153,041
BankFinancial Corp.	2,474	28,303
BankUnited, Inc.	3,750	160,088
Bankwell Financial Group, Inc.	326	9,011
Banner Corp.	4,653	252,239
Bar Harbor Bankshares	2,089	59,787
BCB Bancorp, Inc.	878	11,809
Berkshire Hills Bancorp, Inc.	5,886	161,335
BOK Financial Corp.	4,613	399,486
Boston Private Financial
Holdings, Inc.	11,798	174,021
Brookline Bancorp, Inc.	10,982	164,181
Bryn Mawr Bank Corp.	2,363	99,695
C&F Financial Corp.	466	23,766
Cadence BanCorp	6,063	126,595
Camden National Corp.	1,756	83,867
Capital City Bank Group, Inc.	1,890	48,743
Cathay General Bancorp	10,090	397,142
Central Pacific Financial Corp.	3,916	102,051
Central Valley Community Bancorp	1,638	33,006
Century Bancorp, Inc., Class A	462	52,668
CIT Group, Inc.	6,260	322,953
Citizens & Northern Corp.	852	20,874
Citizens Community Bancorp, Inc.	400	5,472
City Holding Co.	2,316	174,256
Civista Bancshares, Inc.	270	5,967
CNB Financial Corp.	2,264	51,664
Columbia Banking System, Inc.	9,971	384,482
Comerica, Inc.	7,707	549,817
Commerce Bancshares, Inc.	8,812	657,023
Community Bank System, Inc.	6,538	494,600
Community Trust Bancorp, Inc.	2,206	89,078
Connectone Bancorp, Inc.	4,989	130,562
Cullen/Frost Bankers, Inc.	4,337	485,744
Customers Bancorp, Inc.*	5,348	208,519
CVB Financial Corp.	18,491	380,730
Dime Community Bancshares, Inc.	6,339	213,117
Eagle Bancorp, Inc.	4,441	249,051
East West Bancorp, Inc.	11,036	791,171
Enterprise Bancorp, Inc.	331	10,840
Enterprise Financial Services Corp.	3,286	152,438
Equity Bancshares, Inc., Class A*	1,470	44,820
Farmers & Merchants Bancorp, Inc.	1,205	26,293
Farmers National Banc Corp.	3,991	61,900
FB Financial Corp.	3,274	122,186

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Financial Institutions, Inc.	1,855	$55,650
First Bancorp	25,861	308,263
First Bancorp, Inc. (The)	1,876	55,248
First Bancorp/Southern Pines NC	3,300	135,003
First Busey Corp.	6,992	172,423
First Business Financial
Services, Inc.	551	14,916
First Citizens Bancshares, Inc.,
Class A	551	458,840
First Commonwealth Financial Corp.	13,894	195,489
First Community Bancshares, Inc.	2,656	79,282
First Financial Bancorp	12,704	300,196
First Financial Bankshares, Inc.	20,796	1,021,707
First Financial Corp.	1,882	76,823
First Financial Northwest, Inc.	2,239	33,921
First Foundation, Inc.	4,921	110,772
First Hawaiian, Inc.	1,200	34,008
First Horizon Corp.	39,608	684,426
First Internet Bancorp	1,284	39,778
First Interstate Bancsystem, Inc.,
Class A	5,901	246,839
First Merchants Corp.	6,709	279,564
First Mid Bancshares, Inc.	500	20,255
First Midwest Bancorp, Inc.	13,739	272,444
First of Long Island Corp. (The)	2,295	48,723
Flushing Financial Corp.	4,840	103,721
FNB Corp.	24,564	302,874
Fulton Financial Corp.	20,805	328,303
German American Bancorp, Inc.	4,050	150,660
Glacier Bancorp, Inc.	13,180	725,954
Great Southern Bancorp, Inc.	2,238	120,628
Great Western Bancorp, Inc.	1,271	41,676
Hancock Whiteny Corp.	7,368	327,434
Hanmi Financial Corp.	3,586	68,349
Harborone Bancorp, Inc.	7,533	108,023
Heartland Financial USA, Inc.	5,400	253,746
Heritage Commerce Corp.	6,526	72,634
Heritage Financial Corp.	4,862	121,647
Hilltop Holdings, Inc.	8,642	314,569
Home Bancshares, Inc.	14,737	363,709
HomeTrust Bancshares, Inc.	2,644	73,768
Hope Bancorp, Inc.	17,605	249,639
Horizon Bancorp, Inc.	5,096	88,823
Howard Bancorp, Inc.*	499	8,049
Independent Bank Corp.	4,249	320,800
Independent Bank Group, Inc.	2,477	183,248
International Bancshares Corp.	8,343	358,248
Investors Bancorp, Inc.	2,762	39,386
Lakeland Bancorp, Inc.	6,732	117,675
Lakeland Financial Corp.	3,564	219,685
Live Oak Bancshares, Inc.	500	29,500
Macatawa Bank Corp.	5,141	44,984
Mercantile Bank Corp.	1,601	48,350
Midland States Bancorp, Inc.	1,086	28,529
MidWestOne Financial Group, Inc.	613	17,636
National Bank Holdings Corp.,
Class A	3,824	144,318
NBT Bancorp, Inc.	6,037	217,151
Nicolet Bankshares, Inc.*	1,020	71,747
Northeast Bank	1,690	50,480
Northrim Bancorp, Inc.	1,100	47,025
OceanFirst Financial Corp.	5,639	117,517
OFG Bancorp	7,473	165,303
Old National Bancorp	20,623	363,171
Old Second Bancorp, Inc.	2,244	27,826
Pacific Mercantile Bancorp*	2,500	21,500
Pacific Premier Bancorp, Inc.	10,016	423,577
PacWest Bancorp	6,913	284,539
Park National Corp.	2,148	252,218
Peapack Gladstone Financial Corp.	3,030	94,142
Penns Woods Bancorp, Inc.	1,138	27,107
People’s United Financial, Inc.	41,235	706,768
Peoples Bancorp, Inc.	3,095	91,674
Pinnacle Financial Partners, Inc.	3,365	297,096
Popular, Inc.	9,824	737,291
Preferred Bank	2,069	130,906
Premier Financial Bancorp, Inc.	1,726	29,083
Primis Financial Corp.	2,721	41,522
Prosperity Bancshares, Inc.	8,898	638,876
QCR Holdings, Inc.	1,914	92,044
Renasant Corp.	6,735	269,400
Republic Bancorp, Inc., Class A	2,887	133,177
Republic First Bancorp, Inc.*	3,546	14,149
S&T Bancorp, Inc.	5,792	181,290
Sandy Spring Bancorp, Inc.	5,644	249,070
Seacoast Banking Corp. of Florida	5,668	193,562
Select Bancorp, Inc.*	200	3,224
ServisFirst Bancshares, Inc.	6,378	433,576
Sierra Bancorp	2,000	50,900
Signature Bank	4,291	1,054,084
Simmons First National Corp.,
Class A	13,092	384,119
South State Corp.	7,923	647,784
Southern First Bancshares, Inc.*	1,424	72,852
Southside Bancshares, Inc.	4,400	168,212
Sterling Bancorp	24,347	603,562
Stock Yards Bancorp, Inc.	3,326	169,260
Summit Financial Group, Inc.	392	8,628
Synovus Financial Corp.	10,832	475,308
Texas Capital Bancshares, Inc.*	3,548	225,263
Tompkins Financial Corp.	2,220	172,183
TowneBank	6,582	200,224
Trico Bancshares	3,645	155,204
TriState Capital Holdings, Inc.*	3,129	63,800
Triumph Bancorp, Inc.*	2,765	205,301
Trustmark Corp.	8,464	260,691
UMB Financial Corp.	5,619	522,904
Umpqua Holdings Corp.	9,156	168,928
United Bankshares, Inc.	14,418	526,257
United Community Banks, Inc.	10,212	326,886
Univest Financial Corp	3,363	88,682
Valley National Bancorp	47,097	632,513
Veritex Holdings, Inc.	3,570	126,414

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Washington Trust Bancorp, Inc.	2,405	$123,497
Webster Financial Corp.	3,323	177,249
WesBanco, Inc.	8,812	313,972
West Bancorp, Inc.	2,392	66,378
Westamerica Bancorp	3,655	212,100
Western Alliance Bancorp	5,446	505,661
Wintrust Financial Corp.	5,592	422,923
Zions Bancorp NA	11,502	607,996
		37,519,461
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	9,209	408,419
ACCO Brands Corp.	13,357	115,271
Brady Corp., Class A	6,707	375,860
Brink’s Co. (The)	7,356	565,235
Casella Waste Systems, Inc.,
Class A*	7,613	482,893
Ceco Environmental Corp.*	4,211	30,151
Cimpress PLC*	4,254	461,176
Clean Harbors, Inc.*	8,441	786,195
Covanta Holding Corp.	12,362	217,695
Deluxe Corp.	5,974	285,378
Ennis, Inc.	4,400	94,688
Harsco Corp.*	6,802	138,897
Healthcare Services Group, Inc.	6,773	213,824
Heritage-Crystal Clean, Inc.*	3,229	95,837
Herman Miller, Inc.	8,027	378,393
HNI Corp.	6,049	265,975
IAA, Inc.*	8,384	457,263
Interface, Inc.	8,689	132,942
KAR Auction Services, Inc.*	5,924	103,966
Kimball International, Inc., Class B	5,056	66,486
Knoll, Inc.	10,471	272,141
Matthews International Corp.,
Class A	4,613	165,883
MSA Safety, Inc.	5,857	969,802
NL Industries, Inc.	4,571	29,711
Pitney Bowes, Inc.	4,177	36,632
Quad/Graphics, Inc.*	4,591	19,053
SP Plus Corp.*	3,390	103,700
Steelcase, Inc., Class A	12,853	194,209
Stericycle, Inc.*	5,435	388,874
Team, Inc.*	4,062	27,215
Tetra Tech, Inc.	7,685	937,877
UniFirst Corp.	2,356	552,812
US Ecology, Inc.*	4,572	171,541
Viad Corp.*	2,833	141,225
Vidler Water Resouces, Inc.*	2,070	27,531
Virco Manufacturing Corp.*	2,494	8,505
VSE Corp.	1,964	97,238
		9,820,493
Communications Equipment — 1.2%
ADTRAN, Inc.	7,551	155,928
Applied Optoelectronics, Inc.*	3,183	26,960
BK Technologies Corp.	2,000	6,300
CalAmp Corp.*	5,414	68,866
Calix, Inc.*	1,031	48,972
Ciena Corp.*	21,298	1,211,643
Clearfield, Inc.*	2,380	89,131
CommScope Holding Co., Inc.*	3,352	71,431
Communications Systems, Inc.	1,418	10,181
Comtech Telecommunications Corp.	3,207	77,481
Digi International, Inc.*	3,397	68,314
F5 Networks, Inc.*	3,709	692,322
Harmonic, Inc.*	10,330	88,012
Infinera Corp.*@	19,188	195,718
Juniper Networks, Inc.	20,909	571,861
KVH Industries, Inc.*	4,034	49,618
Lantronix, Inc.*	1,100	5,676
Lumentum Holdings, Inc.*@	5,615	460,598
NETGEAR, Inc.*	4,009	153,625
NetScout Systems, Inc.*	10,114	288,654
Network-1 Technologies, Inc.	1,343	4,378
Optical Cable Corp.*	374	1,429
PC-Tel, Inc.*	2,629	17,220
Ribbon Communications, Inc.*	13,960	106,236
Tessco Technologies, Inc.*	1,000	6,150
Viasat, Inc.*	4,646	231,557
Viavi Solutions, Inc.*	33,947	599,504
		5,307,765
Computers & Peripherals — 0.2%
AstroNova, Inc.*	1,572	21,882
Avid Technology, Inc.*	9,865	386,215
Intevac, Inc.*	3,414	23,011
NCR Corp.*	1,087	49,578
Super Micro Computer, Inc.*	1,663	58,504
Xerox Holdings Corp.	17,257	405,367
		944,557
Construction & Engineering — 1.8%
AECOM*	10,667	675,434
Ameresco, Inc., Class A*	4,588	287,759
Arcosa, Inc.	1,853	108,845
Argan, Inc.	1,586	75,795
Comfort Systems USA, Inc.	5,495	432,951
Dycom Industries, Inc.*	4,626	344,776
EMCOR Group, Inc.	8,575	1,056,354
Fluor Corp.*	6,585	116,555
Granite Construction, Inc.	6,364	264,297
Great Lakes Dredge & Dock Corp.*	10,001	146,115
IES Holdings, Inc.*	2,886	148,225
MasTec, Inc.*	7,480	793,628
Matrix Service Co.*	4,086	42,903
MYR Group, Inc.*	3,408	309,855
Northwest Pipe Co.*	1,211	34,211
NV5 Global, Inc.*	2,088	197,337
Orion Group Holdings, Inc.*	3,431	19,728
Primoris Services Corp.	7,420	218,371
Quanta Services, Inc.	9,091	823,372
Sterling Construction Co., Inc.*	4,000	96,520
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Tutor Perini Corp.*	4,753	$65,829
Valmont Industries, Inc.	3,498	825,703
WillScot Mobile Mini
Holdings Corp.*	21,315	594,049
		7,678,612
Construction Materials — 0.2%
Eagle Materials, Inc.	1,439	204,496
Forterra, Inc.*	1,512	35,547
Summit Materials, Inc., Class A*	5,300	184,705
United States Lime & Minerals, Inc.	1,199	166,769
U.S. Concrete, Inc.*	2,358	174,021
		765,538
Consumer Finance — 1.4%
Ally Financial, Inc.	17,415	867,964
Atlanticus Holdings Corp.*	3,144	124,817
Consumer Portfolio Services, Inc.*	4,988	22,446
Credit Acceptance Corp.*@	760	345,124
Encore Capital Group, Inc.*	4,286	203,113
Enova International, Inc.*	5,574	190,686
Ezcorp, Inc., Class A*	5,994	36,144
FirstCash, Inc.	6,272	479,432
Green Dot Corp., Class A*	7,143	334,649
LendingClub Corp.*	8,351	151,404
LendingTree, Inc.*	1,552	328,838
Navient Corp.	25,118	485,531
Nelnet, Inc., Class A	3,676	276,545
OneMain Holdings, Inc.	8,524	510,673
PRA Group, Inc.*	6,137	236,090
PROG Holdings, Inc.	10,105	486,354
Regional Management Corp.	1,467	68,274
Santander Consumer USA
Holdings, Inc.	16,393	595,394
SLM Corp.	14,278	298,981
World Acceptance Corp.*	1,107	177,386
		6,219,845
Containers & Packaging — 1.0%
AptarGroup, Inc.	4,532	638,287
Berry Plastics Group, Inc.*	10,888	710,115
Crown Holdings, Inc.	1,848	188,884
Graphic Packaging Holding Co.	8,918	161,773
Greif, Inc., Class A	3,670	222,218
Greif, Inc., Class B	1,193	70,387
Myers Industries, Inc.	5,336	112,056
Packaging Corp. of America	1,500	203,130
Sealed Air Corp.	12,255	726,109
Silgan Holdings, Inc.	16,218	673,047
Sonoco Products Co.	7,641	511,183
UFP Technologies, Inc.*	913	52,424
		4,269,613
Distributors — 0.1%
Core-Mark Holding Co., Inc.	8,353	375,968
Weyco Group, Inc.	1,043	23,332
		399,300
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.*	6,723	239,608
American Public Education, Inc.*	2,124	60,194
Bright Horizons Family
Solutions, Inc.*	3,373	496,202
Carriage Services, Inc.	2,984	110,318
Chegg, Inc.*@	5,122	425,689
Frontdoor, Inc.*	3,010	149,958
Graham Holdings Co., Class B	523	331,530
Grand Canyon Education, Inc.*	6,483	583,276
H&R Block, Inc. @	13,196	309,842
Houghton Mifflin Harcourt Co.*	10,946	120,844
Laureate Education, Inc. Class A*	2,699	39,162
Perdoceo Education Corp.*	11,322	138,921
Service Corp. International	12,310	659,693
Strategic Education, Inc.	3,002	228,332
Stride, Inc.*	6,112	196,379
Terminix Global Holdings, Inc.*	10,611	506,251
Universal Technical Institute, Inc.*	4,347	28,212
WW International, Inc.*	6,398	231,224
		4,855,635
Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.	1,166	54,219
Cannae Holdings, Inc.*	5,802	196,746
Equitable Holdings, Inc.	2,089	63,610
Marlin Business Services Corp.	3,196	72,741
Voya Financial, Inc.	11,507	707,680
		1,094,996
Diversified Telecommunication Services — 0.3%
Alaska Communications Systems
Group, Inc.*	2,448	8,152
ATN International, Inc.	2,516	114,453
Cincinnati Bell, Inc.*	6,675	102,928
Cogent Communications
Holdings, Inc.	6,583	506,167
Consolidated Communications
Holdings, Inc.*	7,487	65,811
IDT Corp., Class B*	5,102	188,570
Iridium Communications, Inc.*	1,819	72,742
Orbcomm, Inc.*	11,555	129,878
		1,188,701
Electric Utilities — 1.0%
Allete, Inc.	3,475	243,181
Genie Energy Ltd. Class B	3,300	20,856
Hawaiian Electric Industries, Inc.	8,115	343,102
IDACORP, Inc.	3,214	313,365
MGE Energy, Inc.	5,213	388,056
NRG Energy, Inc.	14,764	594,989
OGE Energy Corp.	10,791	363,117
Otter Tail Corp.	5,743	280,316
Pinnacle West Capital Corp.	5,960	488,541
PNM Resources, Inc.	15,409	751,497
Portland General Electric Co.	6,399	294,866
Spark Energy, Inc., Class A@	2,000	22,660
		4,104,546

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment — 1.2%
Acuity Brands, Inc.	2,065	$386,217
Allied Motion Technologies, Inc.	2,468	85,220
Atkore, Inc.*	9,186	652,206
AZZ, Inc.	3,516	182,058
Encore Wire Corp.	2,652	200,995
EnerSys	6,533	638,470
Hubbell, Inc.	4,209	786,410
LSI Industries, Inc.	3,137	25,127
nVent Electric PLC	1,295	40,456
Powell Industries, Inc.	1,380	42,711
Preformed Line Products Co.	668	49,566
Regal Beloit Corp.	5,003	667,950
Sensata Technologies Holding PLC*	11,437	663,003
Sunrun, Inc.*@	6,232	347,621
Thermon Group Holdings, Inc.*	3,577	60,952
TPI Composites, Inc.*	564	27,309
Ultralife Corp.*	2,441	20,456
Vicor Corp.*	4,580	484,289
		5,361,016
Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc.	4,984	561,747
Arlo Technologies, Inc.*	13,049	88,342
Arrow Electronics, Inc.*	8,403	956,513
Avnet, Inc.	8,549	342,644
Badger Meter, Inc.	4,105	402,783
Bel Fuse, Inc., Class B	1,421	20,462
Belden, Inc.	6,188	312,927
Benchmark Electronics, Inc.	4,604	131,030
Coherent, Inc.*	520	137,457
CTS Corp.	4,480	166,477
Daktronics, Inc.*	4,902	32,304
ePlus, Inc.*	2,400	208,056
Fabrinet*	5,091	488,074
FARO Technologies, Inc.*	2,603	202,435
Flex Ltd.*	28,069	501,593
Frequency Electronics, Inc.*	1,400	13,720
IEC Electronics Corp.*	800	8,408
II-VI, Inc.*@	5,457	396,124
Insight Enterprises, Inc.*	5,431	543,154
IPG Photonics Corp.*	2,226	469,174
Itron, Inc.*	5,653	565,187
Jabil, Inc.	5,378	312,569
Key Tronic Corp.*	1,700	11,084
Kimball Electronics, Inc.*	4,014	87,264
Knowles Corp.*	8,691	171,560
Littelfuse, Inc.	2,112	538,116
Methode Electronics, Inc.	6,118	301,067
NAPCO Security Technologies, Inc.*	3,832	139,370
National Instruments Corp.	8,623	364,580
nLight, Inc.*	400	14,512
Novanta, Inc.*	4,922	663,289
OSI Systems, Inc.*	2,812	285,812
PAR Technology Corp.*@	2,088	146,035
PC Connection, Inc.	3,611	167,081
Plexus Corp.*	4,668	426,702
Richardson Electronics Ltd.	1,505	12,507
Rogers Corp.*	2,366	475,093
Sanmina Corp.*	9,813	382,314
Scansource, Inc.*	3,425	96,345
SYNNEX Corp.	3,640	443,206
TTM Technologies, Inc.*	15,402	220,249
Vishay Intertechnology, Inc.	20,581	464,102
Vishay Precision Group, Inc.*	1,694	57,664
Wayside Technology Group, Inc.	315	7,888
		12,337,020
Energy Equipment & Services — 0.4%
Archrock, Inc.	14,737	131,307
Bristow Group, Inc.*	1,138	29,144
Core Laboratories NV	2,189	85,262
Dawson Geophysical Co.*	2,775	7,243
DMC Global, Inc.*	2,412	135,578
Dril-Quip, Inc.*	3,044	102,978
Exterran Corp.*	3,877	18,455
Geospace Technologies Corp.*	1,646	13,316
Gulf Island Fabrication, Inc.*	1,823	8,240
Helix Energy Solutions Group, Inc.*	14,425	82,367
Helmerich & Payne, Inc.	7,229	235,882
KLX Energy Services
Holdings, Inc.*@	766	7,315
Nabors Industries Ltd.*	763	87,165
Natural Gas Services Group, Inc.*	2,179	22,400
NOV, Inc.*	23,817	364,876
Oceaneering International, Inc.*	9,166	142,715
Oil States International, Inc.*	5,995	47,061
Patterson-UTI Energy, Inc.	599	5,954
SEACOR Marine Holdings, Inc.*	3,233	14,258
TechnipFMC PLC*	5,694	51,531
U.S. Silica Holdings, Inc.*	7,259	83,914
		1,676,961
Entertainment — 0.4%
Ballantyne Strong, Inc.*	3,464	16,592
Cinemark Holdings, Inc.*	1,868	41,003
Gaia, Inc.*	1,407	15,463
IMAX Corp.*	4,817	103,565
Liberty Braves Group, Class A*@	338	9,538
Liberty Media Corp-Liberty Formula
One, Class A*	1,700	72,471
Liberty Media Corp-Liberty Formula
One, Class C*	11,084	534,360
Lions Gate Entertainment Corp.,
Class A*	4,059	84,021
Lions Gate Entertainment Corp.,
Class B*	5,120	93,696
Madison Square Garden
Entertainment Corp.*	631	52,985
Marcus Corp. (The)*@	3,100	65,751
Reading International, Inc., Class A*	3,044	21,217
World Wrestling Entertainment, Inc.,
Class A@	2,212	128,053
Zynga, Inc., Class A*	62,503	664,407
		1,903,122

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	4,594	$140,255
BJ’s Wholesale Club Holdings, Inc.*	621	29,547
Casey’s General Stores, Inc.	2,668	519,300
Chefs’ Warehouse Inc. (The)*	5,252	167,171
Ingles Markets, Inc., Class A	1,973	114,967
Natural Grocers by Vitamin
Cottage, Inc.	2,710	29,105
Performance Food Group Co.*	7,172	347,770
PriceSmart, Inc.	4,645	422,741
SpartanNash Co.	5,039	97,303
Sprouts Farmers Market, Inc.*	8,100	201,285
United Natural Foods, Inc.*	5,237	193,664
US Foods Holding Corp.*	11,021	422,766
Village Super Market, Inc., Class A	1,435	33,737
Weis Markets, Inc.	3,833	198,013
		2,917,624
Food Products — 2.0%
B&G Foods, Inc.	9,229	302,711
Beyond Meat, Inc.*@	2,085	328,367
Bunge Ltd.	6,292	491,720
Cal-Maine Foods, Inc.	6,372	230,730
Calavo Growers, Inc.	3,087	195,778
Coffee Holding Co., Inc.*	600	3,222
Darling Ingredients, Inc.*	31,183	2,104,852
Farmer Bros. Co.*	2,275	28,870
Flowers Foods, Inc.	12,107	292,989
Fresh Del Monte Produce, Inc.	6,809	223,880
Freshpet, Inc.*	485	79,036
Hostess Brands, Inc.*	4,664	75,510
Ingredion, Inc.	4,253	384,896
J&J Snack Foods Corp.	2,433	424,339
John B. Sanfilippo & Son, Inc.	1,357	120,189
Lamb Weston Holdings, Inc.	8,392	676,899
Lancaster Colony Corp.	4,472	865,377
Landec Corp.*	3,872	43,560
Lifeway Foods, Inc.*	1,756	9,096
Limoneira Co.	2,072	36,364
Pilgrim’s Pride Corp.*	5,624	124,740
Post Holdings, Inc.*	5,411	586,931
Rocky Mountain Chocolate
Factory, Inc.*	1,260	9,614
Sanderson Farms, Inc.	2,860	537,594
Seaboard Corp.	46	177,962
Seneca Foods Corp., Class A*	1,383	70,644
Tootsie Roll Industries, Inc.@	5,499	186,471
TreeHouse Foods, Inc.*	225	10,017
		8,622,358
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	2,784	334,999
National Fuel Gas Co.	4,531	236,745
New Jersey Resources Corp.	12,600	498,582
Northwest Natural Holding Co.	4,622	242,747
ONE Gas, Inc.	8,867	657,222
RGC Resources, Inc.	600	15,126
South Jersey Industries, Inc.@	12,800	331,904
Southwest Gas Holdings, Inc.	4,554	301,429
Spire, Inc.	6,614	477,994
UGI Corp.	10,146	469,861
		3,566,609
Health Care — 0.0%
Contra Aduro Biotech§*	237	228
Contra Pfenex, Inc.§*	2,903	816
		1,044
Health Care Equipment & Supplies — 3.1%
Accuray, Inc.*	10,241	46,289
Achillion Pharmaceuticals, Inc.§*	23,152	33,570
Angiodynamics, Inc.*	5,611	152,226
Apyx Medical Corp.*	1,030	10,619
AtriCure, Inc.*	3,939	312,481
Atrion Corp.	286	177,586
Avanos Medical, Inc.*	6,331	230,259
Axogen, Inc.*	2,479	53,571
Axonics, Inc.*	3,385	214,643
Cardiovascular Systems, Inc.*	2,885	123,045
CONMED Corp.	2,825	388,240
CryoLife, Inc.*	5,697	161,795
Cutera, Inc.*@	1,969	96,540
Dentsply Sirona, Inc.	563	35,615
Electromed, Inc.*	2,175	24,556
Envista Holdings Corp.*	13,301	574,736
Fonar Corp.*	1,282	22,666
Glaukos Corp.*	3,337	283,078
Globus Medical, Inc., Class A*	6,921	536,585
Haemonetics Corp.*	6,914	460,749
Heska Corp.*	1,261	289,690
Hill-Rom Holdings, Inc.	5,854	664,956
ICU Medical, Inc.*	1,949	401,104
Inogen, Inc.*	2,826	184,170
Integer Holdings Corp.*	4,771	449,428
Integra LifeSciences Holdings Corp.*	7,218	492,556
IntriCon Corp.*	1,000	22,480
Invacare Corp.*	4,558	36,783
iRhythm Technologies, Inc.*	101	6,701
Lantheus Holdings, Inc.*	8,245	227,892
LeMaitre Vascular, Inc.	3,866	235,903
LENSAR, Inc.*	1,385	11,994
LivaNova PLC*	5,780	486,156
Meridian Bioscience, Inc.*	6,000	133,080
Merit Medical Systems, Inc.*	6,527	422,036
Mesa Laboratories, Inc.	188	50,980
Natus Medical, Inc.*	4,076	105,895
Neogen Corp.*	12,262	564,543
Nevro Corp.*	524	86,874
NuVasive, Inc.*	7,740	524,617
OraSure Technologies, Inc.*	9,521	96,543
Orthofix Medical, Inc.*	2,039	81,784
OrthoPediatrics Corp.*	368	23,250
Penumbra, Inc.*	3,198	876,444
Quidel Corp.*	5,750	736,690
SeaSpine Holdings Corp.*	2,964	60,792

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Shockwave Medical, Inc.*	3,061	$580,764
SI-BONE, Inc.*	1,793	56,426
STAAR Surgical Co.*	4,103	625,708
Surgalign Holdings, Inc.*	15,534	21,592
SurModics, Inc.*	1,788	96,999
Tactile Systems Technology, Inc.*	1,097	57,044
Tandem Diabetes Care, Inc.*	3,526	343,432
TransMedics Group, Inc.*	1,354	44,926
Utah Medical Products, Inc.	630	53,575
Varex Imaging Corp.*	2,200	59,004
ViewRay, Inc.*	5,257	34,696
		13,186,356
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.*	5,570	349,517
Addus HomeCare Corp.*	1,984	173,084
Amedisys, Inc.*	5,127	1,255,756
AMN Healthcare Services, Inc.*	7,715	748,201
Apollo Medical Holdings, Inc.*	2,477	155,580
Brookdale Senior Living, Inc.*	16,230	128,217
Chemed Corp.	2,096	994,552
Community Health Systems, Inc.*	10,734	165,733
Corvel Corp.*	3,554	477,302
Covetrus, Inc.*	8,063	217,701
Cross Country Healthcare, Inc.*	6,503	107,365
DaVita, Inc.*	9,640	1,160,945
Encompass Health Corp.	7,626	595,057
Ensign Group, Inc. (The)	10,168	881,261
Enzo Biochem, Inc.*	6,609	20,951
Hanger, Inc.*	2,313	58,473
HealthEquity, Inc.*	5,680	457,126
Henry Schein, Inc.*	12,328	914,614
Joint Corp. (The)*	1,139	95,585
LHC Group, Inc.*	4,085	818,062
Magellan Health, Inc.*	2,949	277,796
MEDNAX, Inc.*	4,221	127,263
ModivCare, Inc.*	1,567	266,500
National Healthcare Corp.	2,131	148,957
National Research Corp.	3,724	170,932
Option Care Health, Inc.*	1,327	29,021
Owens & Minor, Inc.	8,133	344,270
Patterson Cos., Inc.	6,194	188,236
Pennant Group Inc.(The)*	5,631	230,308
PetIQ, Inc.*	1,504	58,054
Premier, Inc., Class A	4,408	153,354
Progyny, Inc.*	7,503	442,677
R1 RCM, Inc.*	22,840	507,962
RadNet, Inc.*	7,841	264,163
Select Medical Holdings Corp.	24,224	1,023,706
Sharps Compliance Corp.*	823	8,477
Star Equity Holdings, Inc.*@	210	651
Surgery Partners, Inc.*	6,857	456,813
Tenet Healthcare Corp.*	16,691	1,118,130
Tivity Health, Inc.*	3,393	89,270
Triple-S Management Corp.*	3,473	77,344
U.S. Physical Therapy, Inc.	2,352	272,526
Universal Health Services, Inc.,
Class B	3,557	520,852
		16,552,344
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*	19,541	361,704
Computer Programs & Systems, Inc.	1,636	54,364
Evolent Health, Inc., Class A*	4,696	99,179
Health Catalyst, Inc.*@	1,300	72,163
HealthStream, Inc.*	4,470	124,892
Inovalon Holdings, Inc., Class A*	5,796	197,527
NextGen Healthcare, Inc.*	6,391	106,027
Omnicell, Inc.*	5,909	894,918
OptimizeRx Corp.*	1,202	74,404
Simulations Plus, Inc. @	358	19,658
Vocera Communications, Inc.*	2,061	82,131
		2,086,967
Hotels, Restaurants & Leisure — 2.9%
Aramark	13,415	499,709
Biglari Holdings, Inc., Class A*	7	5,453
Biglari Holdings, Inc., Class B*	74	11,801
BJ’s Restaurants, Inc.*	3,542	174,054
Bloomin’ Brands, Inc.*	12,574	341,258
Bluegreen Vacations Holding Corp.*	417	7,506
Brinker International, Inc.*	6,823	422,003
Carrols Restaurant Group, Inc.*	8,916	53,585
Cheesecake Factory, Inc. (The)*	6,322	342,526
Choice Hotels International, Inc.	7,584	901,434
Churchill Downs, Inc.	4,317	855,889
Chuy’s Holdings, Inc.*	2,478	92,330
Cracker Barrel Old Country Store, Inc.	3,034	450,428
Dave & Buster’s Entertainment, Inc.*	6,312	256,267
Del Taco Restaurants, Inc.	4,096	41,001
Denny’s Corp.*	9,931	163,762
Dover Motorsports, Inc.	4,000	9,000
El Pollo Loco Holdings, Inc.*	4,284	78,354
Everi Holdings, Inc.*	4,400	109,736
Fiesta Restaurant Group, Inc.*	4,058	54,499
Hilton Grand Vacations, Inc.*	559	23,137
Hyatt Hotels Corp., Class A*	574	44,565
International Game Technology PLC*@	969	23,217
Jack in the Box, Inc.	4,010	446,875
Lindblad Expeditions Holdings, Inc.*@	6,686	107,043
Marriott Vacations Worldwide Corp.*	5,840	930,312
Monarch Casino & Resort, Inc.*	1,490	98,593
Nathan’s Famous, Inc.	794	56,628
Norwegian Cruise Line Holdings Ltd.*	10,205	300,129
Papa John’s International, Inc.	4,861	507,683
Planet Fitness, Inc. Class A*	11,157	839,564
Playa Hotels & Resorts NV*	1,000	7,430
Red Robin Gourmet Burgers, Inc.*	1,717	56,850
Ruth’s Hospitality Group, Inc.*	2,754	63,425
Scientific Games Corp., Class A*	1,500	116,160
SeaWorld Entertainment, Inc.*	3,757	187,625

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Shake Shack, Inc., Class A*	2,567	$274,720
Texas Roadhouse, Inc.	10,688	1,028,186
Travel + Leisure Co.	3,425	203,616
Vail Resorts, Inc.*	2,288	724,198
Wendy’s Co. (The)	30,015	702,951
Wingstop, Inc.	2,302	362,864
Wyndham Hotels & Resorts, Inc.	6,210	448,921
		12,425,287
Household Durables — 2.5%
Bassett Furniture Industries, Inc.	2,600	63,310
Beazer Homes USA, Inc.*	1,643	31,693
Cavco Industries, Inc.*	1,208	268,406
Century Communities, Inc.	4,472	297,567
Ethan Allen Interiors, Inc.	2,598	71,705
Flexsteel Industries, Inc.	1,069	43,177
Green Brick Partners, Inc.*	4,024	91,506
Hamilton Beach Brands Holding Co.,
Class A	2,000	44,540
Helen of Troy Ltd.*	3,719	848,378
Hooker Furniture Corp.	2,100	72,744
Installed Building Products, Inc.	5,423	663,558
iRobot Corp.*	3,878	362,166
KB Home	14,182	577,491
La-Z-Boy, Inc.	6,538	242,168
Leggett & Platt, Inc.	9,073	470,072
Lifetime Brands, Inc.	3,200	47,904
M.D.C. Holdings, Inc.	11,847	599,458
M/I Homes, Inc.*	5,641	330,958
Meritage Homes Corp.*	3,491	328,433
Mohawk Industries, Inc.*	4,358	837,564
New Home Co., Inc. (The)*	3,433	20,152
Newell Brands, Inc.	30,430	835,912
Orleans Homebuilders, Inc.*@§	4,953	—
Skyline Champion Corp.*	2,906	154,890
Sonos, Inc.*	902	31,777
Taylor Morrison Home Corp.*	11,079	292,707
Tempur Sealy International, Inc.	25,976	1,017,999
Toll Brothers, Inc.	11,905	688,228
TopBuild Corp.*	4,720	933,522
TRI Pointe Homes, Inc.*	16,696	357,795
Tupperware Brands Corp.*	773	18,359
Universal Electronics, Inc.*	2,258	109,513
VOXX International Corp.*	3,284	46,009
		10,799,661
Household Products — 0.3%
Central Garden & Pet Co.*	1,647	87,176
Central Garden & Pet Co., Class A*	6,261	302,406
Spectrum Brands Holdings, Inc.	4,240	360,570
WD-40 Co.	2,352	602,794
		1,352,946
Independent Power Producers & Energy Traders — 0.4%
Atlantica Sustainable
Infrastructure PLC	1,800	66,996
Brookfield Renewable Corp. Class A	2,097	87,948
Clearway Energy, Inc., Class A	5,274	133,010
Clearway Energy, Inc., Class C	11,658	308,704
Ormat Technologies, Inc.	8,379	582,592
Sunnova Energy International, Inc.*	350	13,181
Vistra Corp.	29,455	546,390
		1,738,821
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	3,012	576,436
Raven Industries, Inc.	5,661	327,489
		903,925
Insurance — 3.9%
Alleghany Corp.*	1,008	672,407
Ambac Financial Group, Inc.*	4,434	69,436
American Equity Investment Life
Holding Co.	11,817	381,925
American Financial Group, Inc.	4,216	525,820
American National Group, Inc.	1,527	226,836
AMERISAFE, Inc.	2,685	160,268
Argo Group International
Holdings Ltd.	4,369	226,445
Assurant, Inc.	4,647	725,768
Assured Guaranty Ltd.	5,276	250,505
Athene Holding Ltd., Class A*	12,800	864,000
Axis Capital Holdings Ltd.	5,472	268,183
Brighthouse Financial, Inc.*	5,795	263,904
Citizens, Inc.*@	6,126	32,407
CNO Financial Group, Inc.	22,636	534,662
Crawford & Co., Class A	5,638	51,137
Crawford & Co., Class B	4,945	42,527
Donegal Group, Inc., Class A	3,630	52,889
eHealth, Inc.*	3,641	212,634
Employers Holdings, Inc.	3,944	168,803
Enstar Group Ltd.*	1,353	323,259
Erie Indemnity Co., Class A	1,297	250,775
Everest Re Group Ltd.	2,769	697,816
FedNat Holding Co.	3,068	12,732
Fidelity National Financial, Inc.	14,619	635,342
First American Financial Corp.	8,507	530,411
Genworth Financial, Inc., Class A*	14,918	58,180
Global Indemnity Group LLC Class A	2,287	60,262
Globe Life, Inc.	5,598	533,210
Greenlight Capital Re Ltd., Class A*	3,275	29,901
Hallmark Financial Services, Inc.*	4,500	20,025
Hanover Insurance Group, Inc. (The)	2,430	329,605
HCI Group, Inc.@	1,239	123,194
Heritage Insurance Holdings, Inc.	3,869	33,196
Horace Mann Educators Corp.	5,948	222,574
Independence Holding Co.	2,460	113,947
Investors Title Co.	279	48,722
James River Group Holdings Ltd.	829	31,104

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Kemper Corp.	10,330	$763,387
Kingstone Cos, Inc.	2,759	21,520
Kinsale Capital Group, Inc.	400	65,908
Lincoln National Corp.	8,515	535,083
Maiden Holdings Ltd.*	9,822	33,100
MBIA, Inc.*	29,495	324,445
Mercury General Corp.	6,108	396,715
Old Republic International Corp.	23,032	573,727
Primerica, Inc.	5,759	881,933
ProAssurance Corp.	5,438	123,715
Reinsurance Group of America, Inc.	3,019	344,166
RenaissanceRe Holdings Ltd.	3,281	488,278
RLI Corp.	5,917	618,859
Safety Insurance Group, Inc.	2,258	176,756
Selective Insurance Group, Inc.	7,297	592,152
State Auto Financial Corp.	5,003	85,651
Stewart Information Services Corp.	3,930	222,792
Trupanion, Inc.*	157	18,071
Unico American Corp.*	1,700	7,922
United Fire Group, Inc.	2,400	66,552
United Insurance Holdings Corp.	5,146	29,332
Universal Insurance Holdings, Inc.	5,231	72,606
Unum Group	16,633	472,377
W. R. Berkley Corp.	330	24,562
White Mountains Insurance
Group Ltd.	28	32,145
		16,756,565
Interactive Media & Services — 0.1%
ANGI, Inc.*	2,836	38,343
Cargurus, Inc.*	2,133	55,949
DHI Group, Inc.*	8,881	30,018
Liberty TripAdvisor Holdings, Inc.,
Class A*	2,959	12,043
QuinStreet, Inc.*	5,180	96,244
Travelzoo, Inc.*	2,482	36,634
Yelp, Inc.*	812	32,447
		301,678
Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A*	5,332	169,931
Just Eat Takeaway.com NV, ADR*@	20,213	369,089
Liquidity Services, Inc.*	4,207	107,068
PetMed Express, Inc.@	3,312	105,487
Qurate Retail, Inc., Series A	17,685	231,497
Shutterstock, Inc.	4,226	414,866
Stamps.com, Inc.*	2,543	509,338
		1,907,276
IT Services — 1.6%
Alliance Data Systems Corp.	2,520	262,559
Amdocs Ltd.	4,489	347,269
BM Technologies, Inc.*	823	10,238
Cass Information Systems, Inc.	2,266	92,340
Computer Task Group, Inc.*	4,027	38,941
Concentrix Corp.*	3,785	608,628
Conduent, Inc.*	3,934	29,505
CSG Systems International, Inc.	4,786	225,803
DXC Technology Co.*	10,737	418,099
Euronet Worldwide, Inc.*	2,987	404,290
ExlService Holdings, Inc.*	4,929	523,756
Genpact Ltd.	14,441	656,055
Globant SA*	1,551	339,948
Hackett Group, Inc. (The)	4,098	73,846
Limelight Networks, Inc.*@	15,146	47,710
Liveramp Holdings, Inc.*	9,449	442,686
Maximus, Inc.	3,256	286,430
MoneyGram International, Inc.*	131	1,320
Perficient, Inc.*	5,214	419,310
PFSweb, Inc.*	3,727	27,505
ServiceSource International, Inc.*	10,651	15,018
SYKES Enterprises, Inc.*	5,694	305,768
TTEC Holdings, Inc.	7,901	814,514
Unisys Corp.*	700	17,717
Western Union Co. (The)	5,002	114,896
WEX, Inc.*	2,672	518,101
		7,042,252
Leisure Equipment & Products — 0.7%
American Outdoor Brands, Inc.*	1,946	68,382
Brunswick Corp.	4,070	405,453
Callaway Golf Co.	11,753	396,429
Clarus Corp.	1,907	49,010
Escalade, Inc.	1,950	44,753
Johnson Outdoors, Inc., Class A	1,000	121,000
Malibu Boats, Inc., Class A*	3,131	229,596
Marine Products Corp.	4,652	71,827
MasterCraft Boat Holdings, Inc.*	2,852	74,979
Mattel, Inc.*	16,916	340,012
Nautilus, Inc.*@	4,979	83,896
Polaris, Inc.	3,878	531,131
Smith & Wesson Brands, Inc.	8,043	279,092
Vista Outdoor, Inc.*	4,965	229,780
		2,925,340
Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.*	200	8,172
Bruker Corp.	13,278	1,008,862
Codexis, Inc.*	3,355	76,024
Fluidigm Corp.*	1,700	10,472
Harvard Bioscience, Inc.*	10,123	84,325
Luminex Corp.	6,464	237,875
Medpace Holdings, Inc.*	3,147	555,855
NeoGenomics, Inc.*@	6,010	271,472
PRA Health Sciences, Inc.*	4,966	820,433
Repligen Corp.*	4,812	960,571
Syneos Health, Inc.*	8,995	804,963
		4,839,024
Machinery — 5.8%
AGCO Corp.	5,254	685,017
Alamo Group, Inc.	1,727	263,678
Albany International Corp., Class A	4,268	380,962

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Allison Transmission Holdings, Inc.	8,374	$332,783
Altra Industrial Motion Corp.	3,020	196,360
Astec Industries, Inc.	3,254	204,807
Barnes Group, Inc.	7,243	371,204
Blue Bird Corp.*	2,584	64,238
Chart Industries, Inc.*	4,731	692,240
CIRCOR International, Inc.*	2,600	84,760
Columbus McKinnon Corp.	4,121	198,797
Commercial Vehicle Group, Inc.*	3,758	39,948
Crane Co.	3,500	323,295
Donaldson Co., Inc.	9,298	590,702
Douglas Dynamics, Inc.	3,178	129,313
Eastern Co. (The)	1,272	38,580
Enerpac Tool Group Corp.	8,724	232,233
EnPro Industries, Inc.	2,882	279,986
ESCO Technologies, Inc.	3,251	304,976
Federal Signal Corp.	8,300	333,909
Flowserve Corp.	9,994	402,958
Franklin Electric Co., Inc.	7,620	614,324
Gorman-Rupp Co. (The)	3,803	130,975
Graco, Inc.	12,071	913,775
Graham Corp.	1,759	24,204
Greenbrier Cos., Inc. (The)	4,513	196,677
Helios Technologies, Inc.	5,562	434,114
Hurco Cos., Inc.	1,000	35,000
Hyster-Yale Materials Handling, Inc.	2,000	145,960
ITT, Inc.	5,814	532,504
John Bean Technologies Corp.	5,533	789,116
Kadant, Inc.	1,880	331,049
Kennametal, Inc.	7,183	258,013
LB Foster Co., Class A*	2,165	40,356
Lincoln Electric Holdings, Inc.	3,730	491,278
Lindsay Corp.	1,706	281,968
Lydall, Inc.*	3,767	227,979
Manitex International, Inc.*	1,300	9,477
Manitowoc Co., Inc. (The)*	3,607	88,371
Meritor, Inc.*	10,708	250,781
Middleby Corp.*	4,593	795,783
Miller Industries, Inc.	2,054	81,010
Mueller Industries, Inc.	7,883	341,413
Mueller Water Products, Inc.,
Class A	22,006	317,327
Navistar International Corp.*	4,835	215,157
NN, Inc.*	5,264	38,690
Nordson Corp.	3,371	739,968
Omega Flex, Inc.	1,256	184,268
Oshkosh Corp.	4,679	583,191
Park-Ohio Holdings Corp.	2,182	70,129
Pentair PLC	12,478	842,140
Perma-Pipe International
Holdings, Inc.*	1,900	12,654
Proto Labs, Inc.*	3,946	362,243
RBC Bearings, Inc.*	4,135	824,602
Rexnord Corp.	19,247	963,120
Shyft Group, Inc. (The)	7,102	265,686
Snap-On, Inc.	1,600	357,488
SPX Corp.*	6,498	396,898
SPX FLOW, Inc.	4,940	322,286
Standex International Corp.	1,856	176,153
Tennant Co.	2,648	211,443
Terex Corp.	10,047	478,438
Timken Co. (The)	11,431	921,224
Titan International, Inc.*	7,879	66,814
Toro Co. (The)	8,408	923,871
Trimas Corp.*	6,519	197,721
Trinity Industries, Inc.	5,561	149,535
Wabash National Corp.	7,152	114,432
Watts Water Technologies, Inc.,
Class A	4,723	689,133
Welbilt, Inc.*	28,893	668,873
Woodward, Inc.	4,897	601,743
		24,860,100
Marine — 0.2%
Costamare, Inc.	5,728	67,648
Eagle Bulk Shipping, Inc.*@	436	20,631
Eneti, Inc.	420	7,825
Kirby Corp.*	4,949	300,107
Matson, Inc.	5,995	383,680
		779,891
Media — 1.2%
AMC Networks, Inc., Class A*	4,340	289,912
Cable One, Inc.	431	824,421
Entravision Communications Corp.,
Class A	12,528	83,687
EW Scripps Co. (The), Class A	8,014	163,405
Gannett Co., Inc.*	1	5
Gray Television, Inc.	12,827	300,152
Hemisphere Media Group, Inc.*	2,950	34,810
Interpublic Group of Cos., Inc. (The)	18,387	597,394
John Wiley & Sons, Inc., Class A	1,866	112,296
Magnite, Inc.*	4,165	140,944
Meredith Corp.*	7,502	325,887
MSG Networks, Inc., Class A*	3,997	58,276
New York Times Co. (The), Class A	23,764	1,034,922
Nexstar Media Group, Inc. Class A	4,746	701,838
Saga Communications, Inc., Class A	664	14,376
Scholastic Corp.	3,986	151,030
TechTarget, Inc.*	4,551	352,657
		5,186,012
Metals & Mining — 1.8%
Alcoa Corp.*	17,200	633,648
Allegheny Technologies, Inc.*	11,817	246,385
Ampco-Pittsburgh Corp.*	1,498	9,093
Carpenter Technology Corp.	4,542	182,679
Century Aluminum Co.*	10,675	137,601
Cleveland-Cliffs, Inc.*@	19,094	411,667
Coeur Mining, Inc.*	19,749	175,371
Commercial Metals Co.	18,462	567,153
Compass Minerals International, Inc.	3,215	190,521
Ferroglobe Representation & Warranty
Insurance Trust§*	24,025	—

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Fortitude Gold Corp.	4,671	$31,996
Friedman Industries, Inc.	700	9,380
Gold Resource Corp.	11,987	30,927
Haynes International, Inc.	1,229	43,482
Hecla Mining Co.	34,978	260,236
Kaiser Aluminum Corp.	4,533	559,780
Materion Corp.	2,627	197,945
Olympic Steel, Inc.	1,200	35,268
Reliance Steel & Aluminum Co.	8,056	1,215,650
Royal Gold, Inc.	4,971	567,191
Ryerson Holding Corp.*	5,114	74,664
Schnitzer Steel Industries, Inc.,
Class A	3,716	182,270
Steel Dynamics, Inc.	16,505	983,698
SunCoke Energy, Inc.	8,204	58,577
TimkenSteel Corp.*	5,303	75,037
United States Steel Corp.	13,108	314,592
Universal Stainless & Alloy
Products, Inc.*	1,092	10,996
Worthington Industries, Inc.	6,429	393,326
		7,599,133
Multi-Utilities — 0.6%
Avista Corp.	9,588	409,120
Black Hills Corp.	8,028	526,878
Centerpoint Energy, Inc.	22,600	554,152
MDU Resources Group, Inc.	12,786	400,713
NiSource, Inc.	17,013	416,818
NorthWestern Corp.	4,700	283,034
Unitil Corp.	2,341	124,003
		2,714,718
Multiline Retail — 0.5%
Big Lots, Inc.	4,775	315,198
Dillard’s, Inc., Class A	1,249	225,919
Kohl’s Corp.	12,490	688,324
Macy’s, Inc.*	22,038	417,840
Ollie’s Bargain Outlet
Holdings, Inc.*@	4,252	357,721
		2,005,002
Oil, Gas & Consumable Fuels — 2.0%
Adams Resources & Energy, Inc.	536	14,842
Apa Corp.	12,500	270,375
Arch Resources, Inc.*	1,314	74,872
Ardmore Shipping Corp.*	1,612	6,803
Bonanza Creek Energy, Inc.	1,752	82,467
Cabot Oil & Gas Corp.	23,549	411,165
Cimarex Energy Co.	7,087	513,453
Clean Energy Fuels Corp.*	20,279	205,832
CNX Resources Corp.*	19,013	259,717
CONSOL Energy, Inc.*	2,376	43,885
Continental Resources, Inc.	5,643	214,603
CVR Energy, Inc.	3,184	57,185
Delek US Holdings, Inc.	8,024	173,479
Devon Energy Corp.	17,756	518,298
DHT Holdings, Inc.	16,250	105,462
Diamondback Energy, Inc.	641	60,183
Dorian LPG Ltd.*	3,332	47,048
Earthstone Energy, Inc., Class A*	3,602	39,874
EnLink Midstream LLC	26,027	166,312
EQT Corp.*	18,191	404,932
Equitrans Midstream Corp.	4,100	34,891
Evolution Petroleum Corp.	5,356	26,566
Goodrich Petroleum Corp.*	401	5,987
Green Plains, Inc.*	5,774	194,122
HollyFrontier Corp.	10,890	358,281
International Seaways, Inc.	4,383	84,066
Magnolia Oil & Gas Corp., Class A*	1,028	16,068
Marathon Oil Corp.	31,488	428,866
Matador Resources Co.	16,331	588,079
Murphy Oil Corp.	20,866	485,760
NACCO Industries, Inc., Class A	1,000	26,040
New Fortress Energy, Inc.	3,491	132,239
Overseas Shipholding Group, Inc.,
Class A*	11,837	24,739
Par Pacific Holdings, Inc.*	4,135	69,551
PBF Energy, Inc., Class A*	11,221	171,681
PDC Energy, Inc.	8,838	404,692
Range Resources Corp.*	9,528	159,689
Renewable Energy Group, Inc.*	5,954	371,172
Rex American Resources Corp.*	788	71,062
Scorpio Tankers, Inc.	4,277	94,308
SFL Corp. Ltd.	10,975	83,959
SilverBow Resources, Inc.*	1,024	23,777
Southwestern Energy Co.*	69,513	394,139
Talos Energy, Inc.*	4,465	69,833
Targa Resources Corp.	10,817	480,816
W&T Offshore, Inc.*	26,515	128,598
World Fuel Services Corp.	5,433	172,389
		8,772,157
Paper & Forest Products — 0.5%
Clearwater Paper Corp.*	2,687	77,842
Domtar Corp.*	7,142	392,524
Glatfelter Corp.	6,141	85,790
Louisiana-Pacific Corp.	15,124	911,826
Mercer International, Inc.	7,857	100,177
Neenah Paper, Inc.	2,400	120,408
Resolute Forest Products, Inc.	7,629	93,074
Schweitzer-Mauduit
International, Inc.	3,915	158,088
Verso Corp. Class A	5,404	95,651
		2,035,380
Personal Products — 0.7%
Coty, Inc., Class A*	49,522	462,536
Edgewell Personal Care Co.	5,042	221,344
Herbalife Nutriation Ltd.*	10,721	565,318
Inter Parfums, Inc.	4,405	317,160
Medifast, Inc.	1,801	509,647
Natural Alternatives
International, Inc.*	1,000	16,940
Natural Health Trends Corp.	1,100	7,689

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Natures Sunshine Products, Inc.	1,700	$29,529
Nu Skin Enterprises, Inc., Class A	6,808	385,673
United-Guardian, Inc.	600	8,994
USANA Health Sciences, Inc.*	3,475	355,944
		2,880,774
Pharmaceuticals — 0.9%
Amneal Pharmaceuticals, Inc.*	4,873	24,950
Amphastar Pharmaceuticals, Inc.*	6,170	124,387
ANI Pharmaceuticals, Inc.*	1,305	45,740
Antares Pharma, Inc.*	9,163	39,951
Arvinas, Inc.*	2,241	172,557
Cara Therapeutics, Inc.*	2,304	32,878
Collegium Pharmaceutical, Inc.*	1,588	37,540
Corcept Therapeutics, Inc.*	7,167	157,674
Cumberland Pharmaceuticals, Inc.*	5,912	16,820
Endo International PLC*	15,983	74,800
Innoviva, Inc.*	5,963	79,964
Intra-Cellular Therapies, Inc.*	4,343	177,281
Jazz Pharmaceuticals PLC*	5,344	949,308
Lannett Co., Inc.*	4,608	21,519
Marinus Pharmaceuticals, Inc.*	1,733	31,090
Nektar Therapeutics*	9,041	155,144
NGM Biopharmaceuticals, Inc.*	691	13,626
Otonomy, Inc.*	6,289	14,024
Pacira BioSciences, Inc.*	2,204	133,739
Perrigo Co. PLC	14,081	645,614
Phathom Pharmaceuticals, Inc.*	335	11,340
Phibro Animal Health Corp., Class A	1,835	52,995
Prestige Consumer Healthcare Inc*	6,887	358,813
Relmada Therapeutics, Inc.*	400	12,804
Revance Therapeutics, Inc.*	375	11,115
Supernus Pharmaceuticals, Inc.*	7,487	230,525
Taro Pharmaceutical Industries Ltd.*	250	17,990
Zogenix, Inc.*	2,380	41,126
Zynerba Pharmaceuticals, Inc.*	1,626	8,602
		3,693,916
Professional Services — 2.3%
Acacia Research Corp.*	7,978	53,931
ASGN, Inc.*	8,744	847,556
Barrett Business Services, Inc.	1,246	90,472
Booz Allen Hamilton Holding Corp.	1,166	99,320
CACI International, Inc., Class A*	3,460	882,715
CBIZ, Inc.*	6,994	229,193
CRA International, Inc.	1,016	86,970
Exponent, Inc.	7,806	696,373
Forrester Research, Inc.*	2,660	121,828
Franklin Covey Co.*	2,254	72,917
FTI Consulting, Inc.*	5,344	730,044
GP Strategies Corp.*	3,068	48,229
Heidrick & Struggles
International, Inc.	2,913	129,774
Huron Consulting Group, Inc.*	2,993	147,106
ICF International, Inc.	2,528	222,110
Insperity, Inc.	5,409	488,811
KBR, Inc.	16,737	638,516
Kelly Services, Inc., Class A*	5,670	135,910
Kforce, Inc.	4,075	256,440
Korn Ferry	7,434	539,337
Manpowergroup, Inc.	3,981	473,381
ManTech International Corp.,
Class A	4,264	369,007
Mastech Digital, Inc.*	2,122	31,724
Mistras Group, Inc.*	3,084	30,316
Nielsen Holdings PLC	26,133	644,701
RCM Technologies, Inc.*	2,995	12,339
Resources Connection, Inc.	3,396	48,767
Robert Half International, Inc.	9,008	801,442
Science Applications
International Corp.	2,899	254,329
TriNet Group, Inc.*	10,457	757,923
TrueBlue, Inc.*	5,626	158,147
		10,099,628
Real Estate Investment Trusts (REITs) — 0.0%
Contra Zagg, Inc.§*	6,699	28,136
CTO Realty Growth, Inc.	604	32,326
Indus Realty Trust, Inc.	427	28,032
		88,494
Real Estate Management & Development — 0.6%
Forestar Group, Inc.*	1,150	24,047
Howard Hughes Corp. (The)*	3,446	335,847
Jones Lang LaSalle, Inc.*	4,395	859,047
Kennedy-Wilson Holdings, Inc.	15,548	308,939
Marcus & Millichap, Inc.*	3,813	148,211
Maui Land & Pineapple Co., Inc.*	2,324	24,937
Newmark Group, Inc., Class A	27,250	327,272
Rafael Holdings, Inc., Class B*	3,410	174,080
RE/MAX Holdings, Inc., Class A	1,837	61,227
Realogy Holdings Corp.*	5,347	97,422
RMR Group, Inc. (The) Class A	1,159	44,784
St. Joe Co. (The)	3,249	144,938
Stratus Properties, Inc.*	313	7,722
Tejon Ranch Co.*	2,949	44,854
		2,603,327
Road & Rail — 1.2%
AMERCO	900	530,460
ArcBest Corp.	3,912	227,639
Avis Budget Group, Inc.*	13,820	1,076,440
Covenant Logistics Group, Inc.*	1,911	39,520
Heartland Express, Inc.	12,049	206,399
Knight-Swift Transportation
Holdings, Inc.	11,850	538,701
Landstar System, Inc.	3,248	513,249
Marten Transport Ltd.	12,649	208,582
P.A.M. Transportation Services, Inc.*	1,523	80,338
Saia, Inc.*	5,108	1,070,075
Schneider National, Inc., Class B	1,500	32,655
Universal Logistics Holdings, Inc.	2,551	59,438

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
USA Truck, Inc.*	2,154	$34,615
Werner Enterprises, Inc.	9,460	421,159
Yellow Corp.*	2,108	13,723
		5,052,993
Semiconductors & Semiconductor Equipment — 3.8%
ACM Research, Inc.,Class A*@	239	24,431
Alpha & Omega Semiconductor Ltd.*	3,966	120,527
Ambarella, Inc.*	1,829	195,026
Amkor Technology, Inc.	43,439	1,028,201
Amtech Systems, Inc.*	2,822	27,204
Axcelis Technologies, Inc.*	4,468	180,597
AXT, Inc.*	7,653	84,030
Brooks Automation, Inc.	9,556	910,496
Ceva, Inc.*	3,507	165,881
Cirrus Logic, Inc.*	7,387	628,781
CMC Materials, Inc.	4,678	705,162
Cohu, Inc.*	6,473	238,142
Cree, Inc.*@	11,364	1,112,876
Cyberoptics Corp.*	1,123	45,998
Diodes, Inc.*	6,158	491,224
DSP Group, Inc.*	2,555	37,814
First Solar, Inc.*	11,181	1,011,992
FormFactor, Inc.*	11,814	430,738
GSI Technology, Inc.*	4,641	26,082
Impinj, Inc.*@	412	21,255
Kulicke & Soffa Industries, Inc.	6,133	375,340
Lattice Semiconductor Corp.*	23,998	1,348,208
MACOM Technology Solutions
Holdings, Inc.*	447	28,644
Magnachip Semiconductor Corp.*	4,588	109,470
MaxLinear, Inc.*	8,742	371,448
MKS Instruments, Inc.	7,862	1,399,043
NeoPhotonics Corp.*	5,402	55,154
NVE Corp.	502	37,173
Onto Innovation, Inc.*	4,958	362,132
PDF Solutions, Inc.*	5,438	98,863
Photronics, Inc.*	10,290	135,931
Pixelworks, Inc.*	6,964	23,747
Power Integrations, Inc.	9,221	756,675
Rambus, Inc.*	16,136	382,584
Semtech Corp.*	8,663	596,014
Silicon Laboratories, Inc.*	5,044	772,993
Synaptics, Inc.*	5,696	886,184
Ultra Clean Holdings, Inc.*	5,781	310,555
Universal Display Corp.	3,170	704,786
Veeco Instruments, Inc.*	4,666	112,171
		16,353,572
Software — 3.4%
ACI Worldwide, Inc.*	19,594	727,721
Agilysys, Inc.*	3,226	183,463
Alarm.com Holdings, Inc.*	465	39,386
Altair Engineering, Inc., Class A*@	258	17,794
Alteryx, Inc., Class A*@	2,268	195,093
American Software, Inc., Class A	4,461	97,964
Anaplan, Inc.*	6,144	327,475
Appfolio, Inc., Class A*@	2,936	414,563
Appian Corp.*@	279	38,432
Aspen Technology, Inc.*	5,382	740,240
Asure Software, Inc.*	3,022	26,805
Avalara, Inc.*	288	46,598
Aware, Inc.*	4,900	18,179
Blackbaud, Inc.*	6,789	519,834
Bottomline Technologies de, Inc.*	3,996	148,172
Bsquare Corp.*@	2,300	10,971
CDK Global, Inc.	8,754	434,986
Cognyte Software Ltd.*	9,249	226,601
Commvault Systems, Inc.*	646	50,498
Dolby Laboratories, Inc., Class A	2,281	224,199
Dropbox, Inc., Class A*	11,120	337,047
Ebix, Inc.	2,155	73,055
eGain Corp.*	4,304	49,410
Elastic NV*	4,010	584,498
Envestnet, Inc.*	1,760	133,514
Five9, Inc.*	3,755	688,629
Guidewire Software, Inc.*	3,656	412,104
InterDigital, Inc.	4,393	320,821
j2 Global, Inc.*	3,394	466,845
Manhattan Associates, Inc.*	4,320	625,709
MicroStrategy, Inc., Class A*@	1,021	678,454
Model N, Inc.*	401	13,742
Nuance Communications, Inc.*	5,332	290,274
OneSpan, Inc.*	3,696	94,396
Paylocity Holding Corp.*	3,663	698,900
Pegasystems, Inc.	7,381	1,027,361
Progress Software Corp.	6,086	281,477
Proofpoint, Inc.*	4,384	761,764
QAD, Inc., Class A	1,972	171,603
QAD, Inc., Class B	960	82,762
Qualys, Inc.*	4,710	474,250
Sailpoint Technologies Holdings, Inc.*	770	39,324
Smartsheet, Inc., Class A*	2,983	215,731
Teradata Corp.*	6,634	331,501
Verint Systems, Inc.*@	8,309	374,487
Vonage Holdings Corp.*	29,244	421,406
Xperi Holding Corp.	21,265	472,934
		14,610,972
Specialty Retail — 4.1%
Aaron’s Co. Inc. (The)	5,052	161,613
Abercrombie & Fitch Co., Class A*	11,239	521,827
Advance Auto Parts, Inc.	4,458	914,514
America’s Car-Mart, Inc.*	822	116,494
American Eagle Outfitters, Inc.@	27,688	1,039,131
Asbury Automotive Group, Inc.*	2,883	494,060
AutoNation, Inc.*	1,802	170,848
Barnes & Noble Education, Inc.*	5,686	40,996
Bed Bath & Beyond, Inc.*	3,408	113,452
Boot Barn Holdings, Inc.*	5,243	440,674
Buckle, Inc. (The)	6,914	343,972
Build-A-Bear Workshop, Inc.*	5,546	96,001
Caleres, Inc.	6,546	178,640
Cato Corp. (The) Class A	3,965	66,890

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Children’s Place, Inc. (The)*	2,369	$220,459
Citi Trends, Inc.*	1,997	173,739
Conn’s, Inc.*	4,848	123,624
Designer Brands, Inc., Class A*	5,596	92,614
Dick’s Sporting Goods, Inc.@	9,418	943,589
Five Below, Inc.*	8,068	1,559,302
Floor & Decor Holdings, Inc.,
Class A*	4,095	432,841
Foot Locker, Inc.	6,115	376,867
Gap, Inc. (The)	25,256	849,864
Genesco, Inc.*	2,502	159,327
Group 1 Automotive, Inc.	2,384	368,161
Guess?, Inc.	6,235	164,604
Haverty Furniture Cos., Inc.	2,711	115,922
Hibbett, Inc.*	3,220	288,609
L Brands, Inc.	1,927	138,860
Lithia Motors, Inc.	4,458	1,531,947
MarineMax, Inc.*	3,415	166,447
Monro, Inc.	4,623	293,607
Murphy USA, Inc.	5,094	679,387
ODP Corp/The*	4,538	217,869
Penske Automotive Group, Inc.@	1,742	131,504
Rent-A-Center, Inc.	8,116	430,716
RH*	611	414,869
Sally Beauty Holdings, Inc.*	4,925	108,695
Shoe Carnival, Inc.	2,038	145,900
Signet Jewelers Ltd.*	9,096	734,866
Sleep Number Corp.*	5,467	601,097
Sonic Automotive, Inc., Class A@	4,263	190,727
Sportsman’s Warehouse
Holdings, Inc.*	7,232	128,513
Tilly’s, Inc., Class A	3,349	53,517
TravelCenters of America, Inc.*	1,344	39,299
Urban Outfitters, Inc.*	4,462	183,924
Williams-Sonoma, Inc.	4,597	733,911
Winmark Corp.	737	141,563
Zumiez, Inc.*	3,560	174,404
		17,810,256
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings Ltd.*	9,116	521,344
Carter’s, Inc.	1,548	159,707
Columbia Sportswear Co.	5,106	502,226
Crocs, Inc.*	12,283	1,431,215
Culp, Inc.	3,004	48,965
Deckers Outdoor Corp.*	4,269	1,639,595
Delta Apparel, Inc.*	1,153	34,037
Fossil Group, Inc.*	2,477	35,372
G-III Apparel Group Ltd.*	6,579	216,186
Hanesbrands, Inc.	25,238	471,194
Lakeland Industries, Inc.*	1,669	37,269
Movado Group, Inc.	2,220	69,863
Oxford Industries, Inc.	2,428	239,984
PVH Corp.*	5,039	542,146
Ralph Lauren Corp.	2,582	304,185
Rocky Brands, Inc.	1,000	55,600
Skechers U.S.A., Inc., Class A*	7,216	359,573
Steven Madden Ltd.	11,199	490,068
Superior Group of Cos., Inc.	2,200	52,602
Tapestry, Inc.*	19,202	834,903
Under Armour, Inc., Class A*	13,003	275,013
Under Armour, Inc., Class C*	12,553	233,109
Unifi, Inc.*	3,026	73,713
Vera Bradley, Inc.*	5,091	63,078
Wolverine World Wide, Inc.	11,319	380,771
		9,071,718
Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc.*	8,663	401,877
Capitol Federal Financial, Inc.	17,891	210,756
ESSA Bancorp, Inc.	1,900	31,141
Essent Group Ltd.	5,259	236,392
Federal Agricultural Mortgage Corp.,
Class C	1,400	138,460
Flagstar Bancorp, Inc.	7,621	322,140
FS Bancorp, Inc.	481	34,281
Hingham Institution for Savings	348	101,094
Home Bancorp, Inc.	994	37,881
HomeStreet, Inc.	3,265	133,016
Kearny Financial Corp.	11,790	140,890
Meridian Bancorp, Inc.	7,205	147,414
Meta Financial Group, Inc.	4,678	236,847
MGIC Investment Corp.	12,435	169,116
Mr Cooper Group, Inc.*	5,663	187,219
New York Community Bancorp, Inc.	31,398	346,006
NMI Holdings, Inc., Class A*	8,926	200,656
Northfield Bancorp, Inc.	7,109	116,588
Northwest Bancshares, Inc.	18,353	250,335
Ocwen Financial Corp.*	984	30,484
Premier Financial Corp.	5,204	147,846
Provident Financial Holdings, Inc.	1,124	19,411
Provident Financial Services, Inc.	10,888	249,226
Radian Group, Inc.	8,095	180,114
Riverview Bancorp, Inc.	2,557	18,129
Southern Missouri Bancorp, Inc.	686	30,843
Territorial Bancorp, Inc.	1,557	40,435
Timberland Bancorp, Inc.	1,799	50,588
TrustCo Bank Corp. NY	2,836	97,502
Walker & Dunlop, Inc.	5,777	603,003
Washington Federal, Inc.	10,172	323,266
Waterstone Financial, Inc.	2,966	58,312
Western New England Bancorp, Inc.	3,161	25,762
WSFS Financial Corp.	6,408	298,549
		5,615,579
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	58,586
Universal Corp.	3,185	181,449
Vector Group Ltd.	13,910	196,687
		436,722

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 1.6%
Air Lease Corp.	5,997	$250,315
Applied Industrial Technologies, Inc.	4,957	451,385
Beacon Roofing Supply, Inc.*	10,977	584,525
Boise Cascade Co.	5,451	318,066
CAI International, Inc.	2,386	133,616
DXP Enterprises, Inc.*	2,967	98,801
GATX Corp.	5,845	517,107
Global Industrial Co.	5,350	196,399
GMS, Inc.*	2,900	139,606
H&E Equipment Services, Inc.	5,490	182,652
Herc Holdings, Inc.*	5,162	578,505
Huttig Building Products, Inc.*	1,858	10,739
Lawson Products, Inc.*	1,071	57,309
Mcgrath Rentcorp	3,341	272,525
MRC Global, Inc.*	7,395	69,513
MSC Industrial Direct Co., Class A	936	83,987
NOW, Inc.*	10,592	100,518
Rush Enterprises, Inc., Class A	7,870	340,299
SiteOne Landscape Supply, Inc.*	185	31,313
Textainer Group Holdings Ltd.*	6,922	233,756
Titan Machinery, Inc.*	3,906	120,852
Triton International Ltd.	11,046	578,148
Univar Solutions, Inc.*	1,143	27,866
Veritiv Corp.*	1,000	61,420
Watsco, Inc.	1,976	566,401
WESCO International, Inc.*	9,569	983,885
Willis Lease Finance Corp.*	900	38,574
		7,028,082
Water Utilities — 0.3%
American States Water Co.	5,303	421,906
Artesian Resources Corp., Class A	1,177	43,278
California Water Service Group	7,135	396,278
Consolidated Water Co. Ltd.	1,751	20,539
Essential Utilities, Inc.	630	28,791
Middlesex Water Co.	2,416	197,460
Pure Cycle Corp.*	1,000	13,820
SJW Corp.	4,079	258,201
York Water Co. (The)	1,803	81,676
		1,461,949
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	7,266	352,474
Spok Holdings, Inc.	2,839	27,311
Telephone & Data Systems, Inc.	10,010	226,826
United States Cellular Corp.*	2,957	107,369
		713,980
TOTAL COMMON STOCKS (Identified
Cost $223,133,884)		431,210,177

	FACE AMOUNT
BONDS AND NOTES — 0.0%
Capital Markets — 0.0%
GAMCO Investors, Inc.,
4.000%, 6/15/23	$3,400	3,400
TOTAL CORPORATE BONDS AND
NOTES (Identified Cost $2,917)		3,400

	SHARES
PREFERRED STOCKS — 0.0%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	374	40,485
Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	34,545
Trading Companies & Distributors — 0.0%
WESCO International, Inc. 10.625%,
5-year CMT + 10.325%	4,390	135,607
TOTAL PREFERRED STOCKS
(Identified Cost $168,077)		210,637

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR*¶§	13,144	250
Media — 0.0%
Media General, Inc. CVR*¶§	3,965	224
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR*¶§	16,344	—
Energy Equipment & Services — 0.0%
Nabors Industries Ltd.*	341	3,410
TOTAL RIGHTS AND WARRANTS
(Identified Cost $411)		3,884

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.1%
State Street Institutional U.S.
Government Money Market Fund
0.025%	576,956	576,956
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 0.020%	1,736,955	1,736,955
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,313,911)		2,313,911
Total Investments — 100.4%
(Identified Cost $225,619,200)		433,742,009
Liabilities, Less Cash and Other
Assets — (0.4%)		(1,938,784)
Net Assets — 100.0%		$431,803,225

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2021, the fair value of the securities on loan was $11,584,112.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.

Key to abbreviations:
CVR — Contingent Value Rights
CMT — Constant Maturity Treasury

Portfolio Sectors as of June 30, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	SHARES	VALUE†
COMMON STOCKS — 97.4%
Australia — 6.2%
AMP Ltd.	276,963	$233,672
Aurizon Holdings Ltd.	17,013	47,463
Australia & New Zealand Banking
Group Ltd.	344,269	7,267,896
Bank of Queensland Ltd.	37,699	257,561
Bendigo & Adelaide Bank Ltd.	20,398	160,471
BlueScope Steel Ltd.	171,676	2,827,316
Boral Ltd.*	186,148	1,026,073
Challenger Ltd.	21,253	86,228
Cleanaway Waste Management Ltd.	152,601	302,130
Crown Resorts Ltd.*@	25,077	223,985
Downer EDI Ltd.	44,777	187,715
Harvey Norman Holdings Ltd.@	136,089	559,289
IGO Ltd.	32,049	183,388
Incitec Pivot Ltd.	234,863	419,203
Lendlease Group	43,821	376,616
National Australia Bank Ltd.	341,816	6,721,365
Newcrest Mining Ltd.	48,928	927,613
Oil Search Ltd.	204,804	585,188
Orica Ltd.@	9,485	94,464
Origin Energy Ltd.	168,307	569,261
QBE Insurance Group Ltd.	29,598	239,506
Qube Holdings Ltd.	59,914	142,436
Santos Ltd.	319,417	1,698,387
South32 Ltd.	674,463	1,482,034
Suncorp Group Ltd.	186,999	1,558,066
TABCORP Holdings Ltd.	198,572	771,401
Treasury Wine Estates Ltd.	6,883	60,291
Westpac Banking Corp.	474,678	9,187,968
Woodside Petroleum Ltd.	123,874	2,063,294
Worley Ltd.	30,039	269,432
		40,529,712
Austria — 0.1%
Erste Group Bank AG	7,953	291,773
Belgium — 0.9%
Ageas SA/NV	21,755	1,207,252
KBC Groep NV	25,395	1,936,209
Solvay SA	13,323	1,693,519
UCB SA	11,003	1,150,207
		5,987,187
Canada — 9.2%
AltaGas Ltd.@	13,718	287,950
Bank of Montreal	19,125	1,960,328
Bank of Montreal	79,335	8,136,598
Bank of Nova Scotia (The)	28,504	1,853,818
Bank of Nova Scotia (The)	88,867	5,763,055
Barrick Gold Corp.	23,095	477,605
Canadian Imperial Bank
of Commerce	15,004	1,708,355
Canadian Imperial Bank
of Commerce	48,274	5,495,276
Canadian Natural Resources Ltd.	218,632	7,931,969
Cenovus Energy, Inc.	63,057	604,086
Fairfax Financial Holdings Ltd.	3,673	1,610,715
First Quantum Minerals Ltd.	70,853	1,633,003
Great-West Lifeco, Inc.	14,630	434,557
iA Financial Corp., Inc.	5,614	305,654
Imperial Oil Ltd.@	33,555	1,020,072
Kinross Gold Corp.	173,331	1,099,049
Lundin Mining Corp.	146,222	1,318,782
Magna International, Inc.	29,027	2,689,061
Manulife Financial Corp.@	167,447	3,298,706
Nutrien Ltd.	1,100	66,651
Nutrien Ltd.	65,686	3,981,228
Onex Corp.	6,501	472,051
Pembina Pipeline Corp.	22,252	706,946
Suncor Energy, Inc.¥	109,045	2,611,767
Suncor Energy, Inc.	38,945	933,512
Teck Resources Ltd., Class B	64,723	1,491,218
Toronto-Dominion Bank (The)	1,666	116,752
Toronto-Dominion Bank (The)@	3,785	265,139
Tourmaline Oil Corp.	31,262	893,524
West Fraser Timber Co. Ltd.@	6,629	475,891
		59,643,318
Denmark — 2.2%
AP Moeller - Maersk A/S, Class A	198	549,996
AP Moeller - Maersk A/S, Class B	238	684,066
Carlsberg A/S, Class B	15,445	2,879,044
Danske Bank A/S	41,578	731,614
Demant A/S *	8,441	475,132
DSV Panalpina A/S	17,724	4,133,362
Genmab A/S *	467	191,082
H Lundbeck A/S	7,078	225,164
Novozymes A/S, B Shares	8,286	624,563
Pandora A/S	771	103,640
Rockwool International A/S,
B Shares	1,147	558,388
Tryg A/S	15,313	375,912
Vestas Wind Systems A/S	75,670	2,953,800
		14,485,763
Finland — 1.0%
Fortum Oyj	43,616	1,202,953
Nokia Oyj, ADR*@	291,727	1,551,988
Nordea Bank Abp	224,183	2,498,224
Stora Enso Oyj, R Shares	55,739	1,016,833
UPM-Kymmene Oyj	9,799	370,651
		6,640,649
France — 9.8%
Amundi SA ±	3,901	343,914
Arkema SA	15,142	1,899,600
Atos SE	12,284	747,223
AXA SA	110,277	2,796,323
BNP Paribas SA	92,085	5,772,865
Bollore SA	138,791	743,863
Bouygues SA	55,128	2,038,829
Carrefour SA	128,110	2,519,369
Cie de Saint-Gobain	99,135	6,528,690
Cie Generale des Etablissements
Michelin SCA	33,973	5,418,129

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
CNP Assurances	26,215	$446,062
Credit Agricole SA	62,747	878,988
Danone SA	13,567	955,089
Eiffage SA	5,767	586,719
Electricite de France SA	87,244	1,191,739
Engie SA	153,978	2,109,523
EssilorLuxottica SA	5,060	933,824
Faurecia SE	3,439	168,209
Faurecia SE	5,048	247,627
Iliad SA	537	78,575
Orange SA	322,578	3,677,708
Orpea SA *	651	82,789
Publicis Groupe SA	28,592	1,828,726
Renault SA*	21,069	851,531
Sanofi	10,237	1,072,560
Societe Generale SA	88,773	2,616,828
TotalEnergies SE@	366,393	16,576,461
Valeo SA	9,323	280,459
Vivendi SE@	14,883	499,954
		63,892,176
Germany — 7.1%
Allianz SE	30,142	7,516,307
BASF SE	15,054	1,185,973
Bayer AG	21,219	1,288,466
Bayerische Motoren Werke AG	53,296	5,644,011
Commerzbank AG*	53,244	377,668
Continental AG*	7,866	1,156,375
Covestro AG±	5,523	356,653
Daimler AG	135,985	12,141,691
Deutsche Bank AG*	46,122	600,815
Deutsche Bank AG*	143,698	1,879,570
Evonik Industries AG	18,004	603,728
Fresenius SE & Co. KGaA	42,320	2,207,711
HeidelbergCement AG	25,898	2,221,457
Muenchener Rueckversicherungs
AG	11,979	3,280,437
RWE AG	43,651	1,581,761
Talanx AG*	12,026	491,679
Telefonica Deutschland Holding AG	207,880	548,449
Uniper SE	18,954	698,064
Volkswagen AG	6,122	2,009,336
		45,790,151
Hong Kong — 2.1%
Bank of East Asia Ltd. (The)	36,400	67,603
BOC Aviation Ltd.±	47,800	403,243
BOC Hong Kong Holdings Ltd.	99,000	335,980
Cathay Pacific Airways Ltd.*@	286,363	241,946
CK Asset Holdings Ltd.	105,069	725,332
CK Hutchison Holdings Ltd.	336,624	2,622,999
CK Infrastructure Holdings Ltd.	24,000	143,117
Hang Lung Properties Ltd.	239,000	580,547
Henderson Land Development
Co. Ltd.	133,684	633,614
HKT Trust & HKT Ltd.	291,000	396,530
MTR Corp. Ltd.	126,669	705,593
New World Development Co. Ltd.	231,859	1,204,939
Orient Overseas International Ltd.	12,000	259,959
Sino Land Co. Ltd.	417,674	658,441
SJM Holdings Ltd.	61,000	66,623
Sun Hung Kai Properties Ltd.	182,177	2,714,717
Swire Pacific Ltd., Class A	29,500	200,041
Swire Pacific Ltd., Class B	127,500	143,358
Tsim Sha Tsui Properties	14,907	44,735
WH Group Ltd.±@	1,079,000	970,006
Xinyi Glass Holdings Ltd.	106,000	432,093
		13,551,416
Ireland — 0.6%
CRH PLC, ADR	49,405	2,511,750
Flutter Entertainment PLC *	3,025	550,050
Flutter Entertainment PLC *	3,146	569,628
		3,631,428
Israel — 0.4%
Bank Hapoalim B.M.*	68,327	548,267
Bank Leumi Le-Israel *	81,999	622,761
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A *	110,932	528,096
Phoenix Holdings Ltd. (The)	12,365	115,566
Teva Pharmaceutical Industries
Ltd., ADR*	47,500	470,250
		2,284,943
Italy — 1.4%
Eni SpA	204,781	2,493,752
Intesa Sanpaolo SpA	1,086,051	2,999,895
Mediobanca Banca di Credito
Finanziario SpA *	39,607	462,595
Telecom Italia SpA@	2,860,918	1,421,049
UniCredit SpA	163,283	1,926,448
		9,303,739
Japan — 21.8%
AEON Financial Service Co. Ltd.	5,400	63,627
AGC, Inc.@	48,500	2,034,385
Air Water, Inc.	4,900	75,334
Aisin Corp.	22,500	962,014
Alfresa Holdings Corp.	7,700	114,985
Alps Alpine Co. Ltd.	27,500	290,360
Amada Co. Ltd.	37,100	375,024
Aozora Bank Ltd.@	14,700	328,813
Asahi Kasei Corp.	53,400	586,657
Bank of Kyoto Ltd. (The)@	8,000	362,933
Bridgestone Corp.@	31,600	1,437,851
Brother Industries Ltd.	23,000	458,986
Canon Marketing Japan, Inc.@	12,000	279,004
Canon, Inc.@	42,600	963,624
Chiba Bank Ltd. (The)	79,000	475,728
Coca-Cola Bottlers Japan Holdings,
Inc.@	13,975	218,377
Concordia Financial Group Ltd.	111,200	407,385
The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Credit Saison Co. Ltd.	23,900	$291,288
Dai Nippon Printing Co. Ltd.	30,000	634,322
Dai-ichi Life Holdings, Inc. (The)	69,900	1,279,775
Daicel Corp.	52,000	427,814
Daio Paper Corp.	12,400	205,262
Daiwa House Industry Co. Ltd.	13,700	411,265
Daiwa Securities Group, Inc.	214,000	1,175,223
Denka Co. Ltd.	16,200	538,809
Dentsu Group, Inc.@	24,200	865,881
DIC Corp.@	16,000	403,979
Dowa Holdings Co. Ltd.	9,600	378,055
Ebara Corp.@	16,800	827,184
ENEOS Holdings, Inc.	240,100	1,004,748
FUJIFILM Holdings Corp.	10,700	793,531
Fukuoka Financial Group, Inc.	18,000	314,164
Fukuyama Transporting Co. Ltd.	4,300	159,661
Fuyo General Lease Co. Ltd.	800	50,551
Hankyu Hanshin Holdings, Inc.	31,900	983,460
Haseko Corp.	22,300	305,510
Hino Motors Ltd.	25,900	227,772
Hitachi Ltd.	55,600	3,183,506
Honda Motor Co. Ltd.	185,900	5,940,366
Idemitsu Kosan Co. Ltd.	27,500	664,139
IHI Corp.*	7,700	182,701
Iida Group Holdings Co. Ltd.	36,900	949,944
Inpex Corp.@	144,500	1,078,271
Isuzu Motors Ltd.	67,000	884,729
ITOCHU Corp.	44,700	1,287,547
Itoham Yonekyu Holdings, Inc.	14,400	92,677
J. Front Retailing Co. Ltd.	51,400	455,727
Japan Post Holdings Co. Ltd.	71,600	586,682
JFE Holdings, Inc.	34,100	399,335
JGC Holdings Corp.	16,300	151,857
JTEKT Corp.	43,200	442,907
K’s Holdings Corp.	32,000	367,829
Kajima Corp.	54,000	683,901
Kamigumi Co. Ltd.	15,700	318,395
Kaneka Corp.	16,000	644,493
Kawasaki Heavy Industries Ltd.*@	32,800	701,202
Komatsu Ltd.	27,900	693,262
Kuraray Co. Ltd.@	76,400	733,776
LIXIL Corp.	45,500	1,176,664
Mabuchi Motor Co. Ltd.@	5,100	192,808
Marubeni Corp.	203,100	1,766,190
Mazda Motor Corp.*	34,000	319,510
Mebuki Financial Group, Inc.	83,070	174,971
Medipal Holdings Corp.	25,300	483,249
Mitsubishi Chemical Holdings Corp.	185,800	1,561,225
Mitsubishi Corp.	105,400	2,872,777
Mitsubishi Electric Corp.	45,900	666,220
Mitsubishi Gas Chemical Co., Inc.	36,300	769,817
Mitsubishi HC Capital, Inc.	160,690	860,620
Mitsubishi Heavy Industries Ltd.	42,400	1,247,631
Mitsubishi Logistics Corp.	2,500	74,036
Mitsubishi Materials Corp.	21,600	430,658
Mitsubishi Motors Corp.*	81,500	228,885
Mitsubishi UFJ Financial Group, Inc.	206,400	1,114,907
Mitsubishi UFJ Financial Group, Inc.,
ADR@	513,289	2,782,026
Mitsui Chemicals, Inc.	47,200	1,629,344
Mitsui Fudosan Co. Ltd.	54,100	1,252,975
Mitsui OSK Lines Ltd.	19,100	918,079
Mizuho Financial Group, Inc.	116,640	1,666,736
MS&AD Insurance Group
Holdings, Inc.	35,828	1,034,576
NEC Corp.	21,800	1,122,427
NGK Insulators Ltd.	22,300	374,159
NGK Spark Plug Co. Ltd.@	10,600	157,051
NH Foods Ltd.	15,533	604,011
Nikon Corp.	26,900	286,930
Nippo Corp.	11,000	313,380
Nippon Electric Glass Co. Ltd.@	11,500	270,174
Nippon Express Co. Ltd.	15,900	1,210,802
Nippon Shokubai Co. Ltd.	4,600	221,108
Nippon Steel Corp.	66,227	1,116,849
Nippon Yusen KK	30,500	1,545,659
Nipro Corp.	14,600	172,553
Nissan Motor Co. Ltd. *	261,500	1,297,673
Nitto Denko Corp.	1,300	97,007
NOK Corp.	14,900	184,817
Nomura Holdings, Inc.	175,700	897,992
Nomura Real Estate Holdings, Inc.	23,700	601,167
NSK Ltd.	59,600	503,753
Obayashi Corp.	113,200	899,731
Oji Holdings Corp.	226,000	1,297,880
Otsuka Holdings Co. Ltd.@	13,300	551,538
Panasonic Corp.	136,600	1,580,623
Rengo Co. Ltd.	35,400	294,748
Resona Holdings, Inc.	246,400	947,496
Rohm Co. Ltd.	9,500	878,212
Sawai Group Holdings Co. Ltd.	3,200	142,581
Seiko Epson Corp.	8,700	153,020
Seino Holdings Co. Ltd.	20,400	261,484
Sekisui Chemical Co. Ltd.	16,000	273,496
Sekisui House Ltd.	81,800	1,677,675
Seven & i Holdings Co. Ltd.	58,200	2,774,971
Shimizu Corp.	68,400	524,567
Shinsei Bank Ltd.	18,500	242,626
Shizuoka Bank Ltd. (The)@	58,000	448,463
Showa Denko KK	14,000	415,860
SoftBank Group Corp.	3,400	237,950
Sojitz Corp.	179,100	540,065
Sompo Holdings, Inc.	37,143	1,372,781
Subaru Corp.	39,300	775,246
Sumitomo Chemical Co. Ltd.	471,000	2,497,133
Sumitomo Corp.	77,800	1,042,049
Sumitomo Electric Industries Ltd.	164,200	2,422,465
Sumitomo Forestry Co. Ltd. @	33,800	619,137
Sumitomo Heavy Industries Ltd.	26,000	716,144
Sumitomo Metal Mining Co. Ltd.	18,900	735,789
Sumitomo Mitsui Financial
Group, Inc.	73,300	2,527,017
Sumitomo Mitsui Trust Holdings, Inc.	24,900	790,739

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Sumitomo Realty & Development
Co. Ltd.	17,600	$628,939
Sumitomo Rubber Industries Ltd.@	42,800	590,597
Suzuken Co. Ltd.	1,100	32,229
Suzuki Motor Corp.	18,100	765,904
T&D Holdings, Inc.	84,700	1,094,822
Taiheiyo Cement Corp.	25,000	548,405
Taisei Corp.	7,200	235,906
Takeda Pharmaceutical Co. Ltd.	141,973	4,752,667
TDK Corp.	2,600	315,712
Teijin Ltd.	53,199	810,711
Toda Corp.	28,000	192,808
Tokai Carbon Co. Ltd.@	21,300	293,727
Tokio Marine Holdings, Inc.	26,100	1,200,043
Tokyo Tatemono Co. Ltd.@	37,600	536,103
Tokyu Fudosan Holdings Corp.	132,300	795,503
Toray Industries, Inc.	166,100	1,105,041
Tosoh Corp.	58,300	1,005,471
Toyo Seikan Group Holdings Ltd.	30,500	416,477
Toyoda Gosei Co. Ltd.	15,300	376,664
Toyota Motor Corp.	137,990	12,060,695
Toyota Motor Corp., ADR@	37,757	6,601,434
Toyota Tsusho Corp.	32,500	1,535,848
Ube Industries Ltd.	24,700	500,025
Yamada Holdings Co. Ltd.	93,100	429,905
Yamaha Motor Co. Ltd.@	37,200	1,011,243
Yamazaki Baking Co. Ltd.	3,400	47,927
Yokohama Rubber Co. Ltd. (The) @	27,600	591,029
Zeon Corp.	28,500	394,298
		141,869,622
Netherlands — 5.4%
ABN AMRO Group NV*±	42,957	519,142
Aegon NV	114,981	477,049
Akzo Nobel NV	7,067	873,164
ArcelorMittal SA@	53,718	1,668,481
ArcelorMittal SA=	1,708	52,353
Coca-Cola Europacific
Partners PLC	9,243	542,953
Heineken NV	16,812	2,037,340
ING Groep NV	253,754	3,351,902
Koninklijke Ahold Delhaize NV	237,160	7,049,997
Koninklijke DSM NV	33,748	6,298,628
Koninklijke KPN NV	54,934	171,574
Koninklijke Philips NV¢	33,065	1,638,453
Koninklijke Philips NV	13,461	669,012
NN Group NV	32,452	1,530,733
Randstad NV	16,773	1,282,814
Stellantis NV	305,215	5,991,037
Stellantis NV@	52,894	1,042,541
		35,197,173
New Zealand — 0.2%
Auckland International Airport Ltd.*	143,857	731,042
EBOS Group Ltd.	14,665	331,102
Fletcher Building Ltd.	49,614	260,795
Ryman Healthcare Ltd.	16,629	152,619
Summerset Group Holdings Ltd.	6,074	56,935
		1,532,493
Norway — 0.9%
Austevoll Seafood ASA	4,118	51,080
DNB ASA	96,212	2,096,290
Equinor ASA	43,535	921,146
Norsk Hydro ASA	156,773	1,000,344
SpareBank 1 SR-Bank ASA	25,719	339,628
Storebrand ASA	56,200	509,120
Subsea 7 SA	28,831	276,786
Yara International ASA	14,514	763,952
		5,958,346
Portugal — 0.1%
Banco Espirito Santo SA§*	414,564	—
EDP Renovaveis SA	32,371	750,022
Galp Energia SGPS SA	8,250	89,529
		839,551
Singapore — 0.9%
CapitaLand Ltd.	297,400	820,520
City Developments Ltd.	103,600	561,645
Frasers Property Ltd.@	23,300	19,580
Hongkong Land Holdings Ltd.	101,200	481,712
Jardine Cycle & Carriage Ltd.	9,300	147,727
Keppel Corp. Ltd.	367,700	1,495,738
Olam International Ltd.@	82,000	97,568
Oversea-Chinese Banking Corp. Ltd.	44,149	392,341
Singapore Airlines Ltd.*@	301,449	1,087,252
United Overseas Bank Ltd.	33,300	639,404
UOL Group Ltd.	47,218	256,333
		5,999,820
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA *	530,653	3,289,572
Banco Bilbao Vizcaya Argentaria
SA, ADR@*	134,068	832,562
Banco Santander SA*	2,133,083	8,143,092
Banco Santander SA, ADR@	210,864	824,478
CaixaBank SA	63,253	194,556
Naturgy Energy Group SA	5,501	141,415
Repsol SA@	71,119	890,012
		14,315,687
Sweden — 2.8%
BillerudKorsnas AB	26,684	529,589
Boliden AB	68,429	2,630,624
Dometic Group AB±	22,074	375,935
Getinge AB, B Shares	21,260	801,899
Holmen AB, B Shares	11,612	524,149
Husqvarna AB, Class B	21,106	280,407
ICA Gruppen AB@	15,599	725,988
Intrum AB	3,087	101,035
Millicom International Cellular SA*	8,745	346,199
Peab AB Class B	14,364	177,408

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden (Continued)
Skandinaviska Enskilda Banken
AB, Class A	166,703	$2,153,400
Skanska AB, B Shares	11,277	299,118
SKF AB, B Shares	64,782	1,649,431
SSAB AB, B Shares*	21,908	95,818
Svenska Cellulosa AB, A Shares	244	4,020
Svenska Cellulosa AB, B Shares	33,674	551,849
Svenska Handelsbanken AB, A Shares	75,888	856,235
Svenska Handelsbanken AB, B Shares	1,918	22,949
Swedbank AB, A Shares	38,879	723,419
Tele2 AB, B Shares@	17,837	243,021
Telia Co. AB	343,398	1,523,966
Trelleborg AB, B Shares	28,547	662,798
Volvo AB, A Shares@	21,144	524,270
Volvo AB, B Shares@	104,968	2,525,433
		18,328,960
Switzerland — 8.4%
ABB Ltd.	79,542	2,698,539
Adecco Group AG	21,532	1,462,850
Alcon, Inc. µ	31,115	2,178,470
Alcon, Inc.@	3,914	274,998
Baloise Holding AG	6,063	945,572
Chocoladefabriken Lindt &
Spruengli AG	1	104,728
Cie Financiere Richemont SA	36,877	4,461,908
Clariant AG*	5,547	110,310
Credit Suisse Group AG	129,912	1,360,829
Credit Suisse Group AG, ADR	6,288	65,961
Helvetia Holding AG	1,249	134,316
Holcim Ltd.*	72,351	4,339,887
Julius Baer Group Ltd.	38,000	2,479,805
Lonza Group AG	796	564,190
Novartis AG	122,351	11,150,107
Novartis AG, ADR	5,175	472,167
Swatch Group AG (The) µ	6,226	410,805
Swatch Group AG (The) µ	1,834	629,140
Swiss Life Holding AG	4,192	2,036,988
Swiss Prime Site AG	1,574	156,167
Swiss Re AG	27,273	2,460,686
Swisscom AG	4,128	2,356,563
UBS Group AG	364,408	5,576,890
Vifor Pharma AG	3,119	403,675
Zurich Insurance Group AG	19,261	7,727,299
		54,562,850
United Kingdom — 13.7%
Anglo American PLC	117,865	4,683,400
Aviva PLC	745,467	4,185,659
Barclays PLC, ADR@	330,258	3,186,990
Barratt Developments PLC	10,701	102,908
BP PLC	350,960	1,529,271
BP PLC, ADR	347,274	9,174,979
British American Tobacco PLC	183,504	7,107,550
British American Tobacco PLC, ADR	2,004	78,777
BT Group PLC*	1,280,249	3,435,679
Carnival PLC*	7,715	177,243
DS Smith PLC	96,352	556,993
Glencore PLC*	1,405,443	6,016,170
HSBC Holdings PLC, ADR@	199,089	5,743,718
J Sainsbury PLC	422,622	1,588,978
Kingfisher PLC	420,977	2,122,620
Lloyds Banking Group PLC	8,348,692	5,392,109
Lloyds Banking Group PLC, ADR	217,015	553,388
M&G PLC	240,858	762,646
Melrose Industries PLC	351,390	753,907
Natwest Group PLC	105,541	296,662
Natwest Group PLC, ADR@	162,939	918,976
Pearson PLC	17,918	205,723
Pearson PLC, ADR	1,200	13,932
Phoenix Group Holdings PLC	42,251	395,327
Royal Dutch Shell PLC, ADR, Class B	460,830	17,894,029
Royal Mail PLC*	17,244	137,731
Standard Chartered PLC	186,070	1,186,571
Standard Life Aberdeen PLC	202,084	757,561
Tesco PLC	22,721	70,073
Vodafone Group PLC	3,881,420	6,514,949
Whitbread PLC*	3,294	142,257
WM Morrison Supermarkets PLC	445,248	1,519,454
WPP PLC	92,413	1,245,368
WPP PLC, ADR@	8,470	574,181
		89,025,779
TOTAL COMMON STOCKS
(Identified Cost $519,010,305)		633,662,536

PREFERRED STOCKS — 1.7%
Germany — 1.6%
Bayerische Motoren Werke
AG, 2.540%	9,731	874,621
Porsche Automobil Holding
SE, 2.420%	17,284	1,851,883
Volkswagen AG, 2.390%	31,732	7,946,658
		10,673,162
Italy — 0.1%
Telecom Italia SpA, 6.110%	711,381	376,885
TOTAL PREFERRED STOCKS
(Identified Cost $9,502,759)		11,050,047

RIGHTS AND WARRANTS — 0.0%
Singapore — 0.0%
Olam International Ltd.*<>	12,300	3,110
Switzerland — 0.0%
Cie Financiere Richemont SA*	124,562	83,468
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		86,578

SHORT-TERM INVESTMENTS — 5.7%
Investment Company — 0.1%
State Street Institutional U.S.
Government Money Market
Fund 0.025%	585,555	585,555

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

Collateral For Securities On Loan — 5.6%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 0.020%	36,521,759	$36,521,759

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $37,107,314)		37,107,314

Total Investments — 104.8%
(Identified Cost $565,620,378)		681,906,475
Liabilities, Less Cash and Other
Assets — (4.8%)		(31,455,823)
Net Assets — 100.0%		$650,450,652

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2021, the fair value of the securities on loan was $55,881,282.
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2021 amounted to $2,968,894 or 0.46% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt

Top largest industry holdings as of June 30, 2021
 (As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.3%
Oil, Gas & Consumable Fuels	11.0%
Automobiles	10.5%
Insurance	7.8%
Chemicals	5.2%
Metals & Mining	4.7%
Pharmaceuticals	3.3%
Auto Components	2.7%
Food & Staples Retailing	2.5%
Capital Markets	2.4%

Country Weightings as of June 30, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small
Company Portfolio£	14,770,023	$334,688,716

TOTAL MUTUAL FUNDS
(Identified Cost $161,347,654)		334,688,716

Total Investments — 100.1%
(Identified Cost $161,347,654)		334,688,716
Liabilities, Less Cash and
Other Assets — (0.1%)		(173,597)
Net Assets — 100.0%		$334,515,119

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Belgium — 0.0%
Titan Cement International SA*	2,164	$41,979
Brazil — 4.3%
Banco Bradesco SA	39,471	173,476
Banco Bradesco SA, ADR	123,982	636,028
Banco do Brasil SA	50,144	323,923
Banco Santander Brasil SA	15,497	126,187
Cia Brasileira de Distribuicao	3,300	25,650
Cogna Educacao*	32,240	28,067
Cyrela Brazil Realty SA
Empreendimentos e Participacoes	8,100	38,010
Enauta Participacoes SA	13,118	47,500
Gerdau SA, ADR	73,328	432,635
Hypera SA	7,312	50,674
International Meal Co.
Alimentacao SA*	16,347	13,377
Iochpe Maxion SA*	12,197	39,310
JBS SA	64,351	376,496
JHSF Participacoes SA	20,831	30,448
MRV Engenharia e Participacoes SA	7,300	23,967
Petrobras Distribuidora SA	11,000	59,005
Petroleo Brasileiro SA	294,300	1,792,261
TIM SA/Brazil	9,200	21,327
Tupy SA*	9,747	46,522
Ultrapar Participacoes SA	9,900	36,604
Usinas Siderurgicas de Minas
Gerais SA	9,100	36,134
Vale SA	233,906	5,325,878
		9,683,479
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd.±	21,200	36,042
C&D Property Management Group
Co. Ltd.*	18,000	11,151
		47,193
Cayman Islands — 0.0%
DouYu International Holdings
Ltd., ADR*	2,931	20,048
Chile — 0.4%
CAP SA	4,662	79,986
Cencosud SA	120,649	240,036
Empresa Nacional de
Telecomunicaciones SA	13,467	74,084
Empresas CMPC SA	54,329	129,462
Empresas COPEC SA	19,032	187,368
Enel Chile SA, ADR@	4,332	12,779
Enersis Americas SA, ADR	8,125	58,663
Grupo Security SA	123,808	20,805
Hortifrut SA	6,080	7,451
Inversiones Aguas Metropolitanas SA	40,036	21,861
PAZ Corp. SA	9,073	6,116
Ripley Corp. SA	71,991	18,527
Salfacorp SA	43,600	23,748
Sigdo Koppers SA	27,803	26,501
SMU SA	147,411	17,493
Sociedad Matriz SAAM SA	550,961	39,162
Socovesa SA	38,881	8,314
SONDA SA	26,216	14,819
		987,175
China — 34.5%
360 Security Technology, Inc.,
Class A*	20,500	38,738
361 Degrees International Ltd.*	71,000	38,681
3SBio, Inc.*±@	106,000	131,061
AAC Technologies Holdings, Inc.@	60,500	452,719
Accelink Technologies Co. Ltd.
Class A	9,200	35,026
Agile Group Holdings Ltd.	131,091	169,851
Agricultural Bank of China Ltd.,
H Shares	1,793,000	623,508
Air China Ltd., Class H*	154,000	113,254
Alibaba Group Holding Ltd.*	14,400	408,021
Aluminum Corp. of China Ltd.,
H Shares*@	290,000	172,933
Angang Steel Co. Ltd., H Shares@	142,999	90,614
Anhui Conch Cement Co. Ltd.,
H Shares	117,500	623,495
Anhui Guangxin Agrochemical Co. Ltd.,
Class A	2,200	10,242
Anhui Truchum Advanced Materials &
Technology Co. Ltd., Class A	13,800	18,645
Anhui Zhongding Sealing Parts Co.
Ltd., Class A	13,300	24,865
Anton Oilfield Services Group*	226,000	15,136
Asia Cement China Holdings Corp.	40,000	31,323
Atlas Corp.@	6,910	98,467
Ausnutria Dairy Corp. Ltd.@*	41,000	54,918
Avary Holding Shenzhen Co. Ltd.,
Class A	1,600	8,885
AviChina Industry & Technology Co.
Ltd., H Shares	254,000	168,149
BAIC Motor Corp., Ltd.,
H Shares±@	145,000	53,971
Baidu, Inc., ADR*	12,143	2,475,958
BAIOO Family Interactive Ltd.±	48,000	10,077
Bank of Beijing Co. Ltd., Class A	98,400	74,164
Bank of Changsha Co. Ltd., Class A	25,500	35,282
Bank of Chengdu Co. Ltd., Class A	26,000	50,862
Bank of China Ltd., H Shares	4,829,902	1,735,562
Bank of Chongqing Co. Ltd.,
H Shares	46,500	30,963
Bank of Communications Co. Ltd.,
H Shares	565,400	380,123
Bank of Hangzhou Co. Ltd., Class A	21,100	48,166
Bank of Nanjing Co. Ltd., Class A	61,300	99,804
Bank of Ningbo Co. Ltd., Class A	16,800	101,323
Bank of Shanghai Co. Ltd., Class A	68,500	86,931
Bank of Suzhou Co. Ltd., Class A	20,200	22,978
Baoshan Iron & Steel Co. Ltd.,
Class A	124,500	147,208
BBMG Corp., H Shares	184,000	34,599
Beijing Capital Co. Ltd., Class A	48,000	22,360

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing Capital Development Co. Ltd.,
Class A	12,200	$10,573
Beijing Capital International Airport
Co. Ltd., H Shares*	190,000	126,026
Beijing Capital Land Ltd.,
H Shares*@	150,000	32,649
Beijing Dabeinong Technology Group
Co. Ltd., Class A	32,000	33,677
Beijing Energy International Holding
Co. Ltd.*	310,000	11,379
Beijing Enlight Media Co. Ltd.,
Class A	11,300	18,905
Beijing Enterprises Holdings Ltd.	46,000	163,221
Beijing Enterprises Water Group Ltd.	448,000	169,638
Beijing GeoEnviron Engineering &
Technology, Inc., Class A	9,360	20,976
Beijing North Star Co. Ltd., Class H	100,000	18,675
Beijing Orient Landscape &
Environment Co. Ltd., Class A*	20,000	10,555
Beijing Orient National Communication
Science & Technology Co. Ltd.,
Class A*	8,200	15,686
Beijing Originwater Technology Co.
Ltd., Class A	18,000	20,364
Beijing Shiji Information Technology
Co. Ltd., Class A	3,220	11,716
Beijing Sinnet Technology Co. Ltd.,
Class A	12,200	27,170
Beijing SL Pharmaceutical Co. Ltd.,
Class A	8,900	14,504
Beijing Thunisoft Corp. Ltd., Class A	4,400	13,109
Beijing Tong Ren Tang Chinese
Medicine Co. Ltd.	15,000	24,767
Beijing Yanjing Brewery Co. Ltd.,
Class A	9,600	10,757
Beijing Zhong Ke San Huan High-Tech
Co. Ltd., Class A	14,600	21,579
Blue Sail Medical Co. Ltd., Class A	12,900	41,626
Bluefocus Intelligent Communications
Group Co. Ltd., Class A	23,100	21,629
BOE Technology Group Co. Ltd.,
Class A	220,300	212,750
Bohai Leasing Co. Ltd., Class A*	64,900	24,307
Bosideng International Holdings Ltd.	270,000	192,999
Bright Dairy & Food Co. Ltd., Class A	7,700	17,172
Brilliance China Automotive
Holdings Ltd.<>	178,000	167,356
BTG Hotels Group Co. Ltd., Class A	5,700	21,048
BYD Electronic International
Co. Ltd.@	67,500	443,375
C C Land Holdings Ltd.	106,500	26,062
C&D International Investment
Group Ltd.*@	18,000	32,364
CA Cultural Technology Group Ltd.*	28,000	10,783
Caitong Securities Co. Ltd., Class A	11,900	19,319
CECEP Solar Energy Co. Ltd.,
Class A	30,100	29,022
CECEP Wind-Power Corp., Class A	37,700	21,821
Central China Management
Co. Ltd.*@	81,000	23,890
Central China Real Estate Ltd.	81,000	21,073
CGN Meiya Power Holdings Co. Ltd.	152,000	62,841
Changjiang Securities Co. Ltd.,
Class A	39,900	45,202
Chaowei Power Holdings Ltd.	71,000	22,221
Chengdu Wintrue Holding Co. Ltd.,
Class A	8,900	12,025
Chengtun Mining Group Co. Ltd.,
Class A	19,700	21,738
China Aircraft Leasing Group
Holdings Ltd.	16,000	12,509
China Aoyuan Group Ltd.	103,000	86,891
China Baoan Group Co. Ltd.,
Class A	15,500	43,827
China Beststudy Education Group	16,000	2,720
China BlueChemical Ltd., H Shares	192,000	56,134
China Cinda Asset Management Co.
Ltd., Class H	561,000	106,936
China Citic Bank Corp., Ltd.,
H Shares	613,000	290,540
China Coal Energy Co. Ltd.,
H Shares	158,000	94,218
China Communication Services
Corp., Ltd., H Shares	231,600	115,736
China Conch Venture Holdings Ltd.	80,500	339,032
China Construction Bank Corp.,
H Shares	6,099,810	4,800,154
China Development Bank Financial
Leasing Co. Ltd., H Shares±	128,000	19,783
China Dongxiang Group Co. Ltd	389,000	68,639
China Eastern Airlines Corp.
Ltd., ADR	403	8,503
China Eastern Airlines Corp., Ltd.,
H Shares	142,000	60,170
China Education Group
Holdings Ltd.@	30,000	66,922
China Energy Engineering Corp., Ltd.,
H Shares	152,000	15,270
China Everbright Bank Co. Ltd.,
H Shares	241,000	98,395
China Everbright Greentech Ltd.±	65,000	24,780
China Everbright Ltd.	88,000	103,592
China Evergrande Group@	200,000	260,680
China Film Co. Ltd., Class A	10,100	19,586
China Foods Ltd.	86,000	31,235
China Fortune Land Development
Co. Ltd., Class A	19,211	15,579
China Galaxy Securities Co. Ltd.,
H Shares	194,500	115,984
China Gas Holdings Ltd.	211,800	646,505
China Gezhouba Group Co. Ltd.,
Class A	20,000	23,184
China Grand Pharmaceutical and
Healthcare Holdings Ltd., Class A	68,000	63,583
China Great Wall Securities Co. Ltd.,
Class A	8,500	14,641

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Harmony Auto Holding Ltd.@	62,000	$27,230
China High Speed Transmission
Equipment Group Co. Ltd.*@	44,000	27,938
China Hongqiao Group Ltd.	162,500	220,174
China Huarong Asset Management
Co. Ltd., Class H±<>	801,000	105,228
China International Capital Corp.,
Ltd., H Shares±	21,600	58,143
China International Marine Containers
Group Co. Ltd., Class H	49,640	109,710
China Jinmao Holdings Group Ltd.	440,000	147,341
China Jushi Co. Ltd., Class A	22,631	54,323
China Kepei Education Group Ltd.	36,000	25,965
China Lesso Group Holdings Ltd.	100,000	246,770
China Life Insurance Co. Ltd.,
Class H	238,000	472,058
China Lilang Ltd.	31,000	20,123
China Literature Ltd.*±@	16,600	184,615
China Lumena New Materials
Corp.*§	5,599	—
China Machinery Engineering Corp.,
Class H	57,000	26,429
China Maple Leaf Educational
Systems Ltd.*@	160,000	43,275
China Medical System Holdings Ltd.	97,000	255,483
China Meheco Co. Ltd., Class A	9,900	18,616
China Mengniu Dairy Co. Ltd.*	99,000	598,644
China Merchants Bank Co. Ltd.,
H Shares	287,500	2,453,135
China Merchants Energy Shipping
Co. Ltd., Class A	56,880	40,670
China Merchants Land Ltd.*	118,000	16,566
China Merchants Port Holdings
Co. Ltd.	142,891	208,697
China Merchants Securities Co. Ltd.,
H Shares±@	10,660	14,828
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A	22,000	37,283
China Minsheng Banking Corp., Ltd.,
H Shares@	425,380	203,806
China Modern Dairy Holdings Ltd.	290,000	64,243
China Molybdenum Co. Ltd.,
H Shares	135,000	80,155
China National Accord Medicines
Corp. Ltd., Class A	5,200	30,453
China National Building Material Co.
Ltd., H Shares	440,850	517,825
China National Medicines Corp. Ltd.,
Class A	2,900	14,838
China New Higher Education
Group Ltd.±	74,000	50,704
China Oil & Gas Group Ltd.*@	200,000	10,819
China Oilfield Services Ltd.,
H Shares	180,000	161,354
China Oriental Group Co. Ltd.	122,000	39,439
China Overseas Grand Oceans
Group Ltd.	131,500	76,553
China Overseas Land &
Investment Ltd.	414,000	940,582
China Pacific Insurance Group Co. Ltd.,
H Shares	203,200	639,883
China Petroleum & Chemical Corp.,
H Shares	1,784,400	903,197
China Railway Group Ltd., H Shares	326,000	170,048
China Railway Signal & Communication
Corp. Ltd. H Shares±@	77,000	28,462
China Reinsurance Group Corp.,
H Shares	323,000	32,865
China Resources Cement
Holdings Ltd.	238,000	226,220
China Resources Double Crane
Pharmaceutical Co. Ltd., Class A	6,300	11,612
China Resources Gas Group Ltd.	70,000	420,128
China Resources Land Ltd.	372,000	1,506,820
China Resources Medical Holdings
Co. Ltd.	71,500	86,839
China Resources Pharmaceutical
Group Ltd.±	134,500	83,843
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A	7,900	32,706
China Risun Group Ltd.	16,000	10,056
China Sanjiang Fine Chemicals
Co. Ltd.	44,000	17,851
China SCE Group Holdings Ltd.	170,000	69,845
China Shanshui Cement Group Ltd. *	53,000	14,198
China Shenhua Energy Co. Ltd.,
H Shares	358,000	701,771
China Shineway Pharmaceutical
Group Ltd.@	36,000	36,907
China South City Holdings Ltd.	508,000	55,614
China South Publishing & Media
Group Co. Ltd., Class A	11,600	15,834
China Southern Airlines Co. Ltd.,
H Shares*@	170,000	105,534
China Taiping Insurance Holdings
Co. Ltd.	137,800	229,303
China Tianrui Group Cement
Co. Ltd.*	11,000	8,387
China Tower Corp. Ltd., Class H±	3,174,000	437,410
China Traditional Chinese Medicine
Holdings Co. Ltd.	260,000	178,149
China TransInfo Technology Co. Ltd.,
Class A	6,900	17,833
China Travel International Investment
Hong Kong Ltd.*	180,000	29,906
China Vanke Co. Ltd., Class H	149,400	467,579
China Yongda Automobiles Services
Holdings Ltd.	84,000	150,381
China Zhongwang Holdings Ltd.*@	154,000	35,900
Chinasoft International Ltd. *	216,000	393,926
Chinese Universe Publishing and
Media Group Co. Ltd., Class A	9,200	14,039
Chongqing Changan Automobile Co.
Ltd., Class A*	12,500	50,840
Chongqing Department Store Co. Ltd.,
Class A	2,400	10,196

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Chongqing Rural Commercial Bank Co.
Ltd., H Shares	226,000	$89,360
CIFI Holdings Group Co. Ltd.	285,364	222,725
CIMC Enric Holdings Ltd.	74,000	77,009
CITIC Ltd.	417,000	449,531
CITIC Securities Co. Ltd., Class H	64,000	160,571
Citychamp Watch & Jewellery
Group Ltd.*	62,000	12,138
CNHTC Jinan Truck Co. Ltd.,
Class A	2,000	8,376
CNNC Hua Yuan Titanium
Dioxide Co. Ltd., Class A	14,800	29,662
COFCO Biotechnology Co. Ltd.,
Class A	15,100	21,056
Cogobuy Group*±	40,000	14,477
Concord New Energy Group Ltd.	420,000	31,915
Consun Pharmaceutical Group Ltd.	23,000	15,019
COSCO SHIPPING Development Co.
Ltd., H Shares	324,200	69,314
COSCO SHIPPING Energy Transportation
Co. Ltd., H Shares@	136,000	63,408
COSCO Shipping Holdings Co Ltd.,
H Shares*@	179,000	450,941
COSCO SHIPPING Ports Ltd.	152,431	118,972
Country Garden Holdings Co. Ltd.	882,036	988,333
CP Pokphand Co. Ltd.	444,000	48,607
CPMC Holdings Ltd.	53,000	31,059
CSG Holding Co. Ltd., Class A	19,500	30,903
CSPC Pharmaceutical Group Ltd.	600,000	868,591
CT Environmental Group Ltd.*@§	98,000	—
CTS International Logistics Corp. Ltd.,
Class A	11,000	23,987
DaFa Properties Group Ltd.	16,000	12,879
Dali Foods Group Co. Ltd.±	116,500	69,471
Daqin Railway Co. Ltd., Class A	85,800	87,374
DBG Technology Co. Ltd.,Class A	7,000	13,174
Dexin China Holdings Co. Ltd.	76,000	28,876
DHC Software Co. Ltd., Class A	28,100	34,487
Digital China Holdings Ltd.@	62,000	40,964
Digital China Information Service Co.
Ltd., Class A	10,000	22,394
Dong-E-E-Jiao Co. Ltd., Class A	3,300	18,340
Dongfang Electric Corp. Ltd.
H Shares@	29,800	23,873
Dongfeng Motor Group Co. Ltd.,
H Shares	184,000	165,413
Dongxing Securities Co. Ltd.,
Class A	12,000	20,299
Dongyue Group Ltd.	112,000	93,762
Dynagreen Environmental Protection
Group Co. Ltd., Class H	52,000	23,909
E-House China Enterprise
Holdings Ltd.@	24,600	21,038
Essex Bio-technology Ltd.	37,000	36,169
Everbright Securities Co. Ltd.,
Class H±@	16,000	13,683
Fangda Carbon New Material Co. Ltd.,
Class A	15,700	18,078
Fangda Special Steel Technology Co.
Ltd., Class A	19,000	19,937
Fantasia Holdings Group Co. Ltd.@*	142,500	16,151
Far East Horizon Ltd.	200,000	209,162
FAW Jiefang Group Co. Ltd.,
Class A*	24,100	40,357
Fiberhome Telecommunication
Technologies Co. Ltd., Class A	5,800	16,723
FIH Mobile Ltd.*@	203,000	33,466
Financial Street Holdings Co. Ltd.,
Class A	23,300	24,341
FinVolution Group, ADR@	11,439	108,899
Fosun International Ltd.	200,500	288,705
Founder Securities Co. Ltd.,
Class A*	23,800	34,476
Fu Shou Yuan International
Group Ltd.	65,000	63,457
Fufeng Group Ltd.	153,000	49,067
Fujian Funeng Co. Ltd., Class A	14,100	22,891
Fujian Star-net Communication Co.
Ltd., Class A	6,100	20,156
Fujian Sunner Development Co. Ltd.,
Class A	9,000	33,262
Fuyao Glass Industry Group Co. Ltd.,
Class H±	13,200	92,995
Gansu Shangfeng Cement Co. Ltd.,
Class A	5,200	14,067
GCL-Poly Energy Holdings Ltd.*<>	1,351,000	344,523
GDS Holdings Ltd., Class A *	3,200	31,694
Geely Automobile Holdings Ltd.	493,000	1,552,471
GEM Co. Ltd., Class A	33,500	48,476
Gemdale Corp., Class A	30,000	47,544
Gemdale Properties & Investment
Corp., Ltd.	442,000	56,358
Genertec Universal Medical Group
Co. Ltd.±	75,500	73,805
GF Securities Co. Ltd., Class H	75,800	98,212
Giant Network Group Co. Ltd.,
Class A	9,400	19,349
Ginko International Co. Ltd.	5,000	47,734
Glory Sun Financial Group Ltd.*@	356,000	9,583
Golden Eagle Retail Group Ltd.	15,000	13,234
GOME Retail Holdings Ltd.*@	438,000	56,412
Gotion High-tech Co. Ltd., Class A*	3,500	23,595
Grandjoy Holdings Group Co. Ltd.,
Class A	30,000	16,715
Great Wall Motor Co. Ltd., H Shares	181,000	585,127
Greattown Holdings Ltd., Class A	34,100	19,896
Greatview Aseptic Packaging
Co. Ltd.	88,000	39,669
Gree Electric Appliances, Inc.,
Class A	6,600	53,217
Greenland Hong Kong Holdings Ltd.	112,000	36,062
Greentown China Holdings Ltd.@	78,500	120,920
GRG Banking Equipment Co. Ltd.,
Class A	23,600	47,591

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Guangdong HEC Technology Holding
Co. Ltd., Class A*	28,100	$19,526
Guangdong Huatie Tongda High-speed
Railway Equipment Corp.,
Class A*	22,300	20,259
Guangdong Tapai Group Co. Ltd.,
Class A	9,300	14,796
Guanghui Energy Co. Ltd., Class A*	26,800	13,812
Guangxi Liugong Machinery Co. Ltd.,
Class A	14,900	18,909
Guangxi Wuzhou Zhongheng Group
Co. Ltd., Class A	24,500	12,475
Guangzhou Automobile Group Co. Ltd.,
H Shares	188,000	168,767
Guangzhou Baiyun International Airport
Co. Ltd., Class A	11,000	19,033
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H	16,000	50,591
Guangzhou Haige Communications
Group, Inc. Co., Class A	22,300	32,649
Guangzhou R&F Properties Co. Ltd.,
H Shares@	212,400	242,374
Guangzhou Yuexiu Financial Holdings
Group Co. Ltd., Class A	9,900	19,397
Guizhou Panjiang Refined Coal Co.
Ltd.,Class A	9,269	10,185
Guosen Securities Co. Ltd., Class A	22,400	37,267
Guosheng Financial Holding, Inc.,
Class A*	14,131	24,910
Guotai Junan Securities Co. Ltd.,
H Shares±	29,000	41,235
Haier Smart Home Co. Ltd., Class A	20,500	82,204
Haier Smart Home Co. Ltd.,
H Shares*	60,800	212,212
Hainan Meilan International Airport Co.
Ltd., H Shares*	4,000	16,718
Haitian International Holdings Ltd.	44,000	147,624
Haitong Securities Co. Ltd., Class H	169,600	148,536
Hang Zhou Great Star Industrial Co.
Ltd., Class A*	4,400	23,207
Hangzhou Binjiang Real Estate Group
Co. Ltd., Class A	45,200	29,310
Harbin Electric Co. Ltd., H Shares	54,000	14,675
HC Group, Inc.*	70,500	8,989
Health & Happiness H&H International
Holdings Ltd.	18,500	77,557
Hebei Construction Group Corp. Ltd.,
Class H	41,000	12,673
Heilongjiang Agriculture Co. Ltd.,
Class A	8,000	18,522
Hengan International Group Co. Ltd.	55,500	371,701
Hengdeli Holdings Ltd.*	184,000	7,939
Hengdian Group DMEGC Magnetics
Co. Ltd., Class A	9,300	18,711
Hengli Petrochemical Co. Ltd.,
Class A	19,900	80,814
Hengtong Optic-electric Co. Ltd.,
Class A	9,680	17,079
Hengyi Petrochemical Co. Ltd.,
Class A	25,000	46,236
Hesteel Co. Ltd., Class A*	65,500	24,937
Hi Sun Technology China Ltd.*	138,000	23,283
Hisense Home Appliances Group Co.
Ltd., Class H	34,000	46,943
Holitech Technology Co. Ltd.,
Class A	35,900	19,835
Hongda Xingye Co. Ltd., Class A	21,200	12,894
Hope Education Group Co. Ltd.±	120,000	28,902
Hopson Development Holdings Ltd.	58,000	265,935
Hua Hong Semiconductor Ltd.*±	32,000	176,809
Huaan Securities Co. Ltd., Class A	23,372	20,147
Huadong Medicine Co. Ltd., Ltd.,
Class A	8,421	59,963
Huafa Industrial Co. Ltd. Zhuhai,
Class A	11,600	12,100
Huafon Microfibre Shanghai Technology
Co. Ltd., Class T	25,700	19,688
Huagong Tech Co. Ltd., Class A	6,200	22,568
Huapont Life Sciences Co. Ltd.,
Class A	27,600	26,526
Huatai Securities Co. Ltd., Class H±	58,600	86,040
Huaxi Securities Co. Ltd., Class A	12,600	18,779
Huaxia Bank Co. Ltd., Class A	43,300	41,481
Huaxin Cement Co. Ltd., Class A	7,000	19,034
Huayu Automotive Systems Co. Ltd.,
Class A	17,500	71,149
Hubei Biocause Pharmaceutical Co.
Ltd., Class A	17,600	9,860
Hubei Jumpcan Pharmaceutical Co.
Ltd., Class A	4,400	12,189
Hubei Xingfa Chemicals Group Co. Ltd.,
Class A	9,400	27,394
Hunan Gold Corp. Ltd., Class A*	15,800	18,951
Hunan Valin Steel Co. Ltd., Class A	47,300	48,314
Huolinhe Opencut Coal Industry Corp.
Ltd. of Inner Mongolia, Class A	12,000	19,333
Hytera Communications Corp. Ltd.,
Class A	23,400	18,252
IMAX China Holding, Inc.±@	6,300	9,396
Industrial & Commercial Bank of China
Ltd., H Shares	4,684,000	2,750,929
Industrial Bank Co. Ltd.,, Class A	122,900	390,871
Industrial Securities Co. Ltd.,
Class A	40,700	60,847
Infore Environment Technology Group
Co. Ltd., Class A	12,400	13,184
Inner Mongolia BaoTou Steel Union Co.
Ltd., Class A*	169,960	40,771
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd.,
Class A	55,300	43,563
Inner Mongolia Yuan Xing Energy Co.
Ltd., Class A*	49,400	35,704
JD.com, Inc., Class A*	16,600	652,942
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A	20,200	19,383

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Jiangsu Eastern Shenghong Co. Ltd.,
Class A	5,100	$16,496
Jiangsu Guotai International Group Co.
Ltd., Class A	10,400	14,647
Jiangsu Jiangyin Rural Commercial
Bank Co. Ltd., Class A	34,700	21,159
Jiangsu Nhwa Pharmaceutical Co. Ltd.,
Class A	6,700	15,917
Jiangsu Provincial Agricultural
Reclamation and
Development Corp.	11,200	17,992
Jiangsu Yuyue Medical Equipment &
Supply Co. Ltd., Class A	5,600	33,046
Jiangsu Zhangjiagang Rural Commercial
Bank Co. Ltd., Class A	23,200	19,532
Jiangsu Zhongnan Construction Group
Co. Ltd., Class A	13,900	12,735
Jiangsu Zhongtian Technology Co. Ltd.,
Class A	18,600	28,786
Jiangxi Copper Co. Ltd., H Shares@	82,000	167,922
Jiangxi Zhengbang Technology Co.
Ltd., Class A	25,000	46,236
Jiaozuo Wanfang Aluminum
Manufacturing Co. Ltd., Class A	17,100	18,763
Jiayuan International Group Ltd.	135,695	57,673
Jilin Aodong Pharmaceutical Group Co.
Ltd., Class A	7,300	17,500
Jingrui Holdings Ltd. *	43,000	12,295
JinkoSolar Holding Co. Ltd., ADR*@	4,223	236,572
Jinneng Science&Technology Co. Ltd.,
Class A	10,600	29,627
JNBY Design Ltd.	16,500	29,327
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A	18,700	39,736
Jointown Pharmaceutical Group Co.
Ltd., Class A	10,700	25,452
Joy City Property Ltd.	226,000	13,244
JOYY, Inc., ADR	4,334	285,914
Ju Teng International Holdings Ltd.	56,000	11,756
Juneyao Airlines Co. Ltd., Class A	9,700	22,908
Kaisa Group Holdings Ltd.@	308,570	116,842
Kaisa Prosperity Holdings Ltd.	3,750	14,586
Kehua Data Co. Ltd., Class A	3,500	12,334
Kingboard Holdings Ltd.	71,500	396,900
Kingboard Laminates Holdings Ltd.	103,000	231,091
Kingsoft Corp. Ltd.	46,000	275,788
Kunlun Energy Co. Ltd.	378,000	348,580
Kunlun Tech Co. Ltd., Class A	5,800	14,703
KWG Group Holdings Ltd.	130,000	174,130
KWG Living Group Holdings Ltd.*	65,000	83,382
Lao Feng Xiang Co. Ltd., Class A	2,700	22,134
Lee & Man Paper Manufacturing Ltd.	122,000	92,863
Lee's Pharmaceutical Holdings
Ltd.@	34,500	21,595
Legend Holdings Corp., H Shares±	38,400	63,107
Lenovo Group Ltd.	632,000	726,886
Lens Technology Co. Ltd., Class A	13,140	59,808
Leo Group Co. Ltd., Class A	48,000	17,383
LexinFintech Holdings Ltd., ADR*	6,213	76,109
Leyard Optoelectronic Co. Ltd.,
Class A	20,300	24,568
LianChuang Electronic Technology Co.
Ltd., Class A	10,200	20,758
Liaoning Cheng Da Co. Ltd., Class A	5,800	18,680
Livzon Pharmaceutical Group, Inc.,
H Shares	14,100	69,462
Logan Group Co. Ltd.	96,000	143,673
Longfor Properties Co. Ltd.±	139,000	778,757
Longshine Technology Group Co. Ltd.,
Class A	4,500	11,714
Lonking Holdings Ltd.	158,000	51,077
Luenmei Quantum Co. Ltd., Class A	13,300	18,381
Luolai Lifestyle Technology Co. Ltd.,
Class A	5,300	10,983
Luoniushan Co. Ltd., Class A	16,000	19,537
Luxi Chemical Group Co. Ltd.,
Class A	8,600	24,929
Luye Pharma Group Ltd.±	161,500	106,290
LVGEM China Real Estate Investment
Co. Ltd.*	72,000	18,825
Maanshan Iron & Steel Co. Ltd.,
H Shares	38,000	16,493
Maoyan Entertainment*±@	6,200	9,758
Metallurgical Corp., of China Ltd.,
H Shares	225,000	52,452
Mingfa Group International Co. Ltd.*	91,000	5,860
Minth Group Ltd.	60,000	285,151
MLS Co. Ltd., Class A	20,000	41,477
MMG Ltd.*	192,000	84,572
Mobvista, Inc.*±@	10,000	12,879
Momo, Inc. ADR	12,916	197,744
Nanjing Iron & Steel Co. Ltd.,
Class A	36,600	20,165
Nanjing Xinjiekou Department Store Co.
Ltd., Class A	6,900	10,743
NARI Technology Co. Ltd., Class A	29,206	105,046
NavInfo Co. Ltd., Class A	10,200	23,205
NetDragon Websoft Holdings Ltd.	25,500	67,984
New China Life Insurance Co. Ltd.,
H Shares	57,900	197,616
New Hope Liuhe Co. Ltd., Class A*	35,615	80,860
Newland Digital Technology Co. Ltd.,
Class A	10,000	25,675
Nexteer Automotive Group Ltd.	69,000	95,978
Nine Dragons Paper Holdings Ltd.	173,000	221,923
Ningbo Huaxiang Electronic Co. Ltd.,
Class A	8,950	27,010
Ningbo Joyson Electronic Corp.,
Class A	5,200	20,538
Ningbo Zhoushan Port Co. Ltd.,
Class A	33,200	20,296
Northeast Securities Co. Ltd.,
Class A	8,500	11,116
OFILM Group Co. Ltd., Class A	20,800	28,586
ORG Technology Co. Ltd., Class A	26,800	21,319
Orient Securities Co. Ltd., Class H±	52,400	37,996

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Oriental Pearl Group Co. Ltd.,
Class A	10,700	$13,562
Ourpalm Co. Ltd., Class A*	27,500	18,088
Pangang Group Vanadium Titanium &
Resources Co. Ltd., Class A*	61,900	21,938
PAX Global Technology Ltd.	75,000	86,260
PCI Technology Group Co. Ltd.,
Class A	15,600	17,890
People's Insurance Co. Group of China
Ltd. (The), H Shares	305,000	101,741
Perfect World Co. Ltd., Class A	12,900	47,735
PetroChina Co. Ltd., H Shares	2,160,000	1,051,582
PICC Property & Casualty Co. Ltd.,
H Shares	494,000	432,647
Ping An Bank Co. Ltd., Class A	120,800	422,892
Ping An Insurance Group Co. of China
Ltd., Class H	141,000	1,381,071
Pingdingshan Tianan Coal Mining Co.
Ltd., Class A	15,900	17,496
Poly Property Group Co. Ltd.	186,000	48,391
Postal Savings Bank of China Co. Ltd.,
Class H±	595,000	400,790
Pou Sheng International
Holdings Ltd.*	252,000	59,395
Powerlong Real Estate Holdings Ltd.	143,000	122,846
Q Technology Group Co. Ltd.	31,000	63,563
Qingdao Hanhe Cable Co. Ltd.,
Class A	35,800	19,835
Qingling Motors Co. Ltd., Class H	84,000	17,851
Qudian, Inc.,ADR*	3,805	9,170
Red Star Macalline Group Corp., Ltd.,
H Shares±*	35,700	25,151
Redco Properties Group Ltd.±@	80,000	25,965
Redsun Properties Group Ltd.	82,000	27,248
Renhe Pharmacy Co. Ltd., Class A	19,700	33,293
RISE Education Cayman Ltd., ADR*	3,702	9,662
RiseSun Real Estate Development Co.
Ltd., Class A	35,400	30,900
Ronshine China Holdings Ltd.*	43,500	25,099
SAIC Motor Corp. Ltd., Class A	29,700	100,985
Sailun Group Co. Ltd., Class A	13,900	21,491
Sanan Optoelectronics Co. Ltd.,
Class A	18,700	92,755
Sansteel Minguang Co. Ltd., Class A	13,700	14,291
Sany Heavy Equipment International
Holdings Co. Ltd.	83,000	84,130
Sealand Securities Co. Ltd., Class A	24,800	16,274
Seazen Group Ltd.*	180,000	170,627
Seazen Holdings Co. Ltd., Class A	13,800	88,847
Shaanxi Coal Industry Co. Ltd.,
Class A	50,037	91,766
Shan Xi Hua Yang Group New Energy
Co. Ltd., Class A	20,800	23,886
Shandong Buchang Pharmaceuticals
Co. Ltd., Class A	9,200	32,022
Shandong Chenming Paper Holdings
Ltd., H Shares@	35,250	21,974
Shandong Gold Mining Co. Ltd.,
H Shares±@	34,750	61,495
Shandong Himile Mechanical Science &
Technology Co. Ltd., Class A	2,700	11,157
Shandong Hualu Hengsheng Chemical
Co. Ltd., Class A	11,310	54,174
Shandong Humon Smelting Co. Ltd.,
Class A	10,800	19,205
Shandong Jincheng Pharmaceutical
Group Co. Ltd., Class A	3,100	13,673
Shandong Linglong Tyre Co. Ltd.,
Class A	7,700	52,124
Shandong Longda Meat Foodstuff Co.
Ltd., Class A	8,100	12,686
Shandong Nanshan Aluminum Co. Ltd.,
Class A	37,900	21,116
Shandong Sun Paper Industry JSC
Ltd., Class A	16,800	34,710
Shandong Weigao Group Medical
Polymer Co. Ltd., H Shares	188,000	438,747
Shandong Yisheng Livestock & Poultry
Breeding Co. Ltd., Class A	7,471	11,528
Shanghai AJ Group Co. Ltd., Class A	16,900	18,256
Shanghai Electric Group Co. Ltd.,
H Shares*	166,000	44,256
Shanghai Environment Group Co. Ltd.,
Class A	11,600	21,489
Shanghai Fosun Pharmaceutical Group
Co. Ltd., H Shares@	29,500	238,225
Shanghai Fudan Microelectronics
Group Co. Ltd., Class H*	16,000	39,854
Shanghai Industrial Holdings Ltd.	45,000	66,419
Shanghai Industrial Urban Development
Group Ltd.	274,000	25,761
Shanghai International Airport Co. Ltd.,
Class A	2,300	17,132
Shanghai International Port Group Co.
Ltd., Class A	48,600	35,878
Shanghai Jahwa United Co. Ltd.,
Class A	2,600	24,200
Shanghai Jin Jiang International Hotels
Group Co. Ltd., H Shares	148,000	31,833
Shanghai Jinjiang International Hotels
Co. Ltd., Class A	1,300	11,458
Shanghai Lingang Holdings Corp. Ltd.,
Class A	8,760	24,268
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., Class A	13,500	27,830
Shanghai Mechanical and Electrical
Industry Co. Ltd., Class A	7,100	17,856
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H	63,600	138,925
Shanghai Pudong Development Bank
Co. Ltd., Class A	118,900	184,014
Shanghai RAAS Blood Products Co.
Ltd., Class A	37,200	43,122
Shanghai Shimao Co. Ltd., Class A	23,100	14,443

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shanghai Sinyang Semiconductor
Materials Co. Ltd., Class A	3,000	$22,537
Shanghai Tunnel Engineering Co. Ltd.,
Class A	25,600	20,959
Shanghai Yuyuan Tourist Mart Group
Co. Ltd., Class A	18,000	32,287
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A	7,800	22,055
Shanxi Coking Coal Energy Group Co.
Ltd., Class A	50,000	64,304
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A	22,000	40,211
Shanxi Meijin Energy Co. Ltd.,
Class A*	41,400	48,439
Shanxi Securities Co. Ltd., Class A	24,700	25,650
Shanxi Taigang Stainless Steel Co. Ltd.,
Class A	34,300	39,760
Shanying International Holding Co. Ltd.,
Class A*	37,500	20,023
Shenwan Hongyuan Group Co. Ltd.,
H Shares±	43,200	11,573
Shenzhen Agricultural Products Group
Co. Ltd., Class A	15,600	13,327
Shenzhen Airport Co. Ltd., Class A*	16,200	19,481
Shenzhen Aisidi Co. Ltd., Class A	14,200	22,042
Shenzhen Hepalink Pharmaceutical
Group Co. Ltd., Class A	4,900	12,080
Shenzhen International Holdings Ltd.	107,733	149,022
Shenzhen Investment Ltd.	323,060	99,444
Shenzhen Jinjia Group Co. Ltd.,
Class A	15,600	25,688
Shenzhen Kinwong Electronic Co. Ltd.,
Class A	2,300	9,326
Shenzhen MTC Co. Ltd., Class A*	42,300	39,737
Shenzhen Neptunus Bioengineering Co.
Ltd., Class A*	28,200	14,228
Shenzhen Overseas Chinese Town Co.
Ltd., Class A	61,400	70,699
Shenzhen Tagen Group Co. Ltd.,
Class A	25,000	21,396
Shenzhen World Union Group, Inc.,
Class A	33,300	31,592
Shenzhen Yinghe Technology Co. Ltd.,
Class A	7,000	21,515
Shenzhen Zhongjin Lingnan Nonfemet
Co. Ltd., Class A	31,900	22,315
Shijiazhuang Changshan BeiMing
Technology Co. Ltd., Class A*	24,200	43,033
Shijiazhuang Yiling Pharmaceutical Co.
Ltd., Class A	8,000	36,103
Shimao Group Holdings Ltd.	131,000	321,245
Shoucheng Holdings Ltd.@	134,400	32,197
Shougang Fushan Resources
Group Ltd.	219,790	64,825
Shui On Land Ltd.*	280,000	45,439
Siasun Robot & Automation Co. Ltd.,
Class A*	12,500	20,642
Sichuan Hebang Biotechnology Co.
Ltd., Class A*	84,300	27,137
Sichuan Kelun Pharmaceutical Co. Ltd.,
Class A	12,500	38,594
Sichuan Languang Development Co.
Ltd., Class A	32,900	15,021
Sieyuan Electric Co. Ltd., Class A	4,300	20,490
Sihuan Pharmaceutical Holdings
Group Ltd.	328,000	140,252
Sino Biopharmaceutical Ltd.	462,000	453,414
Sino-Ocean Land Holdings Ltd.	293,712	64,308
Sinofert Holdings Ltd.*	244,000	35,197
Sinolink Securities Co. Ltd., Class A	11,700	22,978
Sinoma International Engineering Co.,
Class A	14,600	20,720
Sinoma Science & Technology Co. Ltd.,
Class A	11,000	44,552
Sinopec Engineering Group Co. Ltd.,
H Shares	111,000	71,910
Sinopec Kantons Holdings Ltd.	90,000	33,731
Sinopec Oilfield Service Corp,
Class H*	256,000	23,739
Sinopec Shanghai Petrochemical Co.
Ltd., Class H	248,000	57,813
Sinopharm Group Co. Ltd., H Shares	140,400	417,712
Sinotrans Ltd., H Shares	145,000	60,321
Sinotruk Hong Kong Ltd.	67,000	143,591
Skyfame Realty Holdings Ltd.	158,000	19,332
Skyworth Group Ltd.*	156,114	43,832
SOHO China Ltd. *	153,500	82,441
SooChow Securities Co. Ltd.,
Class A	15,600	20,135
Spring Airlines Co. Ltd., Class A	2,300	20,254
SSY Group Ltd.	124,000	110,835
Sun King Technology Group Ltd.	88,000	33,888
Sunac China Holdings Ltd.	234,000	803,176
Sunac Services Holdings Ltd.*±	7,528	27,972
Suning Universal Co. Ltd., Class A*	32,100	41,184
Suning.com Co. Ltd., Class A<>	37,200	32,183
Sunward Intelligent Equipment Co. Ltd.,
Class A	10,800	14,341
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class A	10,800	34,833
Suzhou Gold Mantis Construction
Decoration Co. Ltd., Class A	15,000	18,386
Tangshan Jidong Cement Co. Ltd.,
Class A	10,000	19,113
TangShan Port Group Co. Ltd.,
Class A	55,900	20,850
Tangshan Sanyou Chemical Industries
Co. Ltd., Class A	11,600	18,150
TBEA Co. Ltd., Class A	13,000	25,853
TCL Electronics Holdings Ltd.	54,667	32,599
TCL Technology Group Corp.,
Class A	28,300	33,506
Tech-Bank Food Co. Ltd., Class A	23,240	25,213
Tencent Music Entertainment
Group, ADR*	17,611	272,618
Texhong Textile Group Ltd.	18,000	29,118

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Tian Di Science & Technology
Co. Ltd.	40,500	$24,445
Tiangong International Co. Ltd.@	76,000	32,400
Tianjin Chase Sun Pharmaceutical Co.
Ltd., Class A	30,700	20,193
Tianjin Port Development Holdings Ltd.	180,000	14,142
Tianjin Zhonghuan Semiconductor Co.
Ltd., Class A	11,000	65,713
Tianneng Power International Ltd.@	74,000	129,428
Tianshui Huatian Technology Co. Ltd.,
Class A	10,300	24,533
Times China Holdings Ltd.	10,000	11,437
Tingyi Cayman Islands Holding Corp.	154,000	307,433
Titan Wind Energy Suzhou Co. Ltd.	8,800	11,781
Tomson Group Ltd.	24,000	5,842
Tong Ren Tang Technologies Co. Ltd.,
Class H	41,000	37,651
Tongcheng-Elong Holdings Ltd.*	49,200	123,185
Tongda Group Holdings Ltd.*	340,000	20,800
Tonghua Dongbao Pharmaceutical Co.
Ltd., Class A	11,000	20,327
Tongkun Group Co. Ltd., Class A	11,100	41,384
Tongling Nonferrous Metals Group Co.
Ltd., Class A	49,000	20,627
Tongyu Heavy Industry Co. Ltd.,
Class A	40,800	19,322
Topsec Technologies Group, Inc.,
Class A*	7,000	21,418
Transfar Zhilian Co. Ltd., Class A	27,553	32,877
TravelSky Technology Ltd., H Shares	53,000	114,406
Trip.com Group Ltd., ADR*	31,580	1,119,827
Truly International Holdings Ltd.*	120,000	33,847
Tsingtao Brewery Co. Ltd., Class H	20,000	215,345
Tus Environmental Science And
Technology Development Co. Ltd.,
Class A*	23,000	19,044
Uni-President China Holdings Ltd.	92,000	101,547
Unisplendour Corp. Ltd., Class A	20,640	69,892
United Energy Group Ltd.@	412,000	59,431
Universal Scientific Industrial Shanghai
Co. Ltd., Class A	10,000	26,016
Untrade Hua Han Health§*	504,000	—
Untrade Huiyuan Juice§	84,500	—
Vinda International Holdings Ltd.@	26,000	80,033
Viomi Technology Co. Ltd., ADR*	2,471	20,979
Vipshop Holdings Ltd., ADR*	5,905	118,572
Virscend Education Co. Ltd.±	106,000	14,881
Wangfujing Group Co. Ltd., Class A	4,200	18,772
Wangsu Science & Technology Co. Ltd.,
Class A	20,900	18,922
Want Want China Holdings Ltd.	349,000	247,221
Wanxiang Qianchao Co. Ltd.,
Class A	42,900	35,255
Wasion Holdings Ltd.	48,000	15,023
Weibo Corp., ADR*@	2,537	133,497
Weichai Power Co. Ltd., H Shares	151,000	335,672
Weifu High-Technology Group Co. Ltd.,
Class A	5,600	18,053
Wellhope Foods Co Ltd., Class A	7,700	12,417
Wens Foodstuffs Group Co. Ltd.,
Class A	47,100	104,748
West China Cement Ltd.	198,000	30,347
Wharf Holdings Ltd. (The)	70,000	266,862
Wingtech Technology Co. Ltd.,
Class A	5,300	79,482
Wisdom Education International
Holdings Co. Ltd.@	40,000	10,922
Wolong Electric Group Co. Ltd.,
Class A	11,600	23,877
Wuchan Zhongda Group Co. Ltd.,
Class A	29,100	35,444
Wuhan Department Store Group Co.
Ltd., Class A	12,600	22,815
Wuhu Token Science Co. Ltd.,
Class A	16,000	20,454
Wuxi Taiji Industry Co. Ltd., Class A	14,900	20,984
XCMG Construction Machinery Co.
Ltd., Class A	47,400	46,729
Xiamen C & D, Inc., Class A	17,600	22,063
Xiamen Comfort Science & Technology
Group Co. Ltd., Class A	8,700	30,470
Xiamen International Port Co. Ltd.,
Class H	94,000	11,501
Xiamen ITG Group Corp. Ltd.,
Class A	17,300	21,982
Xiamen Tungsten Co. Ltd., Class A	7,300	23,533
Xiamen Xiangyu Co. Ltd., Class A	22,200	21,474
Xilinmen Furniture Co. Ltd., Class A	5,200	26,566
Xinfengming Group Co. Ltd., Class A	4,000	12,567
Xingda International Holdings Ltd.	88,123	21,224
Xinhu Zhongbao Co. Ltd., Class A	44,900	21,125
Xinhua Winshare Publishing and Media
Co. Ltd., Class H	36,000	25,780
Xinjiang Goldwind Science &
Technology Co. Ltd., H Shares@	47,800	74,738
Xinjiang Tianshan Cement Co. Ltd.,
Class A	4,500	9,075
Xinjiang Zhongtai Chemical Co. Ltd.,
Class A	14,500	23,047
Xinxing Ductile Iron Pipes Co. Ltd.,
Class A	18,100	10,421
Xinyangfeng Agricultural Technology
Co. Ltd., Class A	6,900	16,691
Xinyu Iron & Steel Co. Ltd., Class A	27,300	23,576
Xinyuan Real Estate Co. Ltd., ADR	4,102	10,870
Xtep International Holdings Ltd.	98,647	186,004
Xuji Electric Co. Ltd., Class A	9,300	18,222
YaGuang Technology Group Co. Ltd.,
Class A	8,000	13,817
Yango Group Co. Ltd., Class A	22,400	18,027
Yantai Changyu Pioneer Wine Co. Ltd.,
Class A	3,700	21,267
Yantai Jereh Oilfield Services Group Co.
Ltd., Class A	7,300	50,501

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Yanzhou Coal Mining Co. Ltd.,
H Shares	186,000	$250,099
YiChang HEC ChangJiang
Pharmaceutical Co. Ltd.,
H Shares±@	25,600	28,257
Yifan Pharmaceutical Co. Ltd.,
Class A	7,200	19,222
Yintai Gold Co. Ltd., Class A	31,600	46,509
Yiren Digital Ltd., ADR*@	6,796	40,844
Yixintang Pharmaceutical Group Co.
Ltd., Class A	2,800	14,348
Yonghui Superstores Co. Ltd.,
Class A	58,500	42,824
Youngor Group Co. Ltd., Class A	11,500	11,729
Youzu Interactive Co. Ltd., Class A	8,100	21,524
Yum China Holdings, Inc.	23,604	1,563,765
Yunda Holding Co. Ltd., Class A	23,700	49,627
Yunnan Aluminium Co. Ltd.,
Class A*	18,200	33,519
Yunnan Baiyao Group Co. Ltd.,
Class A	2,000	35,819
Yunnan Copper Co. Ltd., Class A	8,100	16,084
Yunnan Tin Co. Ltd., Class A*	14,600	36,221
Yutong Bus Co. Ltd., Class A	13,300	25,709
Yuzhou Properties Co. Ltd.	180,216	46,190
Zhaojin Mining Industry Co. Ltd.,
Class H@	120,000	114,061
Zhefu Holding Group Co. Ltd.,
Class A	16,400	12,665
Zhejiang Century Huatong Group Co.
Ltd., Class A*	39,280	39,028
Zhejiang Chint Electrics Co. Ltd.,
Class A	13,100	67,675
Zhejiang Crystal-Optech Co. Ltd.,
Class A	12,400	28,191
Zhejiang Dahua Technology Co. Ltd.,
Class A	19,700	64,331
Zhejiang Hailiang Co. Ltd., Class A	19,700	32,440
Zhejiang Hisoar Pharmaceutical Co.
Ltd., Class A	12,700	15,862
Zhejiang Jiahua Energy Chemical
Industry Co. Ltd., Class A	9,000	12,118
Zhejiang Juhua Co. Ltd., Class A	7,900	10,808
Zhejiang Longsheng Group Co. Ltd.,
Class A	19,300	41,041
Zhejiang Medicine Co. Ltd., Class A	10,400	25,769
Zhejiang Narada Power Source Co.
Ltd., Class A*	9,800	16,077
Zhejiang NHU Co. Ltd., Class A	10,200	45,274
Zhejiang Orient Financial Holdings
Group Co. Ltd., Class A	17,420	11,539
Zhejiang Satellite Petrochemical Co.
Ltd., Class A	6,048	36,682
Zhejiang Semir Garment Co. Ltd.,
Class A	21,700	40,133
Zhejiang Wanfeng Auto Wheel Co. Ltd.,
Class A	24,800	21,494
Zhejiang Wanliyang Co. Ltd., Class A	11,400	14,309
Zhejiang Xinan Chemical Industrial
Group Co. Ltd., Class A	10,700	29,344
Zhejiang Yasha Decoration Co. Ltd.,
Class A	16,000	19,612
Zhengzhou Coal Mining Machinery
Group Co. Ltd., H Shares	21,400	27,259
Zhenro Properties Group Ltd.@	93,000	51,984
Zhongji Innolight Co. Ltd., Class A	3,700	22,058
Zhongjin Gold Corp. Ltd., Class A	32,000	42,690
Zhongshan Broad Ocean Motor Co.
Ltd., Class A*	22,200	18,038
Zhongsheng Group Holdings Ltd.	18,000	149,762
Zhongtian Financial Group Co. Ltd.,
Class A*	38,300	16,182
Zhou Hei Ya International Holdings
Co. Ltd. ±*	57,000	68,347
Zhuzhou CRRC Times Electric Co. Ltd.,
Class H*	43,800	258,931
Zhuzhou Kibing Group Co. Ltd.,
Class A	10,500	30,160
Zibo Qixiang Tengda Chemical Co. Ltd.,
Class A	15,800	30,370
Zoomlion Heavy Industry Science &
Technology Co. Ltd., H Shares	85,800	89,841
ZTE Corp., H Shares	55,800	174,278
ZTO Express Cayman, Inc.	1,700	51,234
ZTO Express Cayman, Inc., ADR	15,793	479,318
		78,326,391
Colombia — 0.1%
Cementos Argos SA	31,937	45,527
CEMEX Latam Holdings SA*	13,000	12,238
Grupo Argos SA	29,921	79,726
Grupo de Inversiones
Suramericana SA	22,033	108,609
		246,100
Czech Republic — 0.1%
CEZ, AS	6,411	190,184
Komercni banka as*	2,478	87,222
		277,406
Greece — 0.2%
Alpha Services and Holdings SAAlpha
Services and Holdings SA*	81,255	103,863
Autohellas Tourist and Trading SA	1,184	9,898
Bank of Greece	859	15,421
Ellaktor SA*	3,635	6,508
Eurobank Ergasias Services and
Holdings SA*	150,057	151,240
Fourlis Holdings SA*	3,046	16,109
Hellenic Petroleum SA	3,804	27,695
Mytilineos SA	5,774	105,026
National Bank of Greece SA*	43,869	124,842
Piraeus Financial Holdings SA*	1,862	3,290
		563,892
Hong Kong — 0.1%
Yuexiu Property Co. Ltd.	135,006	142,234
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC*	51,666	$411,069
India — 11.7%
ACC Ltd.	5,165	140,087
Adani Enterprises Ltd.*	12,586	255,174
Adani Ports & Special Economic
Zone Ltd.	15,271	144,718
Adani Transmissions Ltd.*	664	9,464
Aditya Birla Capital Ltd. *	44,000	69,081
Ambuja Cements Ltd.	41,841	191,501
Apollo Tyres Ltd.*	31,532	95,449
Arvind Fashions Ltd.*	5,200	9,553
Arvind Ltd.*	13,452	14,234
Ashok Leyland Ltd.*	4,527	7,485
Aster DM Healthcare Ltd.*±	5,299	10,986
Aurobindo Pharma Ltd.	25,561	331,849
Axis Bank Ltd.*	92,879	935,288
Axis Bank Ltd., GDR*	1,837	92,401
Bajaj Holdings & Investment Ltd.*	3,496	169,669
Balrampur Chini Mills Ltd.	14,783	71,121
Bank of Baroda*	66,538	76,940
Bharat Electronics Ltd.	88,362	211,959
Bharat Heavy Electricals Ltd.*	96,730	85,109
Bharti Airtel Ltd.	39,180	278,313
Birla Corp., Ltd.	3,237	52,781
Birlasoft Ltd.	13,059	70,100
Brigade Enterprises Ltd.*	1,061	3,997
Canara Bank*	19,961	40,819
Ceat Ltd.*	3,536	64,602
Chambal Fertilizers and
Chemicals Ltd.	14,403	59,139
Cholamandalam Financial
Holdings Ltd.*	5,137	45,509
Cipla Ltd.*	32,099	419,343
City Union Bank Ltd.	8,853	19,843
Cochin Shipyard Ltd.±	3,997	20,749
Container Corp. Of India Ltd.	7,508	70,696
Cyient Ltd.	7,451	86,509
Dalmia Bharat Ltd.*	5,110	130,414
DCB Bank Ltd.*	19,962	27,850
DCM Shriram Ltd.	4,319	52,876
Dilip Buildcon Ltd.±	2,860	22,018
Dishman Carbogen Amcis Ltd. *	5,292	15,165
DLF Ltd.	37,826	143,126
eClerx Services Ltd.	1,042	27,176
Edelweiss Financial Services Ltd.	37,825	36,996
EID Parry India Ltd.*	7,288	41,872
Escorts Ltd.	6,126	100,795
Exide Industries Ltd.	26,178	64,133
Federal Bank Ltd.*	161,831	189,852
Finolex Cables Ltd.	3,726	26,129
Finolex Industries Ltd.*	6,330	15,729
Firstsource Solutions Ltd.	20,730	52,543
Fortis Healthcare Ltd.*	28,405	93,320
GAIL India Ltd.	175,583	353,741
Gateway Distriparks Ltd.	6,284	24,517
General Insurance Corp. of India*±	7,543	21,128
Glenmark Pharmaceuticals Ltd.	12,966	113,612
Godfrey Phillips India Ltd.*	794	10,468
Granules India Ltd.	17,305	77,608
Grasim Industries Ltd.	22,682	457,622
Great Eastern Shipping Co. Ltd. (The)	4,320	22,579
Gujarat Alkalies & Chemicals Ltd.	2,551	13,814
Gujarat Fluorochemicals Ltd.*	4,451	69,756
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd.	4,596	23,382
Gujarat Pipavav Port Ltd.	19,498	29,524
Gujarat State Petronet Ltd.	17,561	79,146
HFCL Ltd.*	69,784	63,653
Hindalco Industries Ltd.	170,691	855,177
Hindustan Aeronautics Ltd.	917	12,596
ICICI Bank Ltd.*	15,316	130,113
ICICI Bank Ltd., ADR *@	93,780	1,603,638
IDFC Bank Ltd.*	81,058	59,269
IDFC Ltd.*	48,080	34,962
IFCI Ltd.*	68,818	12,869
IIFL Holdings Ltd.	11,597	39,692
IIFL Securities Ltd.	25,376	25,571
IIFL Wealth Management Ltd.	2,805	43,800
India Cements Ltd. (The)	18,543	47,873
Indiabulls Housing Finance Ltd.	31,451	110,140
Indian Bank*	2,394	4,617
Jindal Saw Ltd.	14,261	22,352
Jindal Stainless Hisar Ltd.*	5,205	14,670
Jindal Stainless Ltd.*	4,143	6,075
Jindal Steel & Power Ltd.*	46,366	248,142
JK Cement Ltd.*	419	16,071
JM Financial Ltd.	26,872	32,157
JSW Energy Ltd.	46,779	105,887
JSW Steel Ltd.	94,084	867,299
Jubilant Ingrevia Ltd.*	9,690	68,181
Jubilant Pharmova Ltd.	9,690	95,420
Kalpataru Power Transmission Ltd.	5,415	31,067
Karnataka Bank Ltd. (The)*	14,840	12,438
Kaveri Seed Co. Ltd.	2,043	20,037
KEC International Ltd.*	2,756	16,889
KEI Industries Ltd.	1,528	14,225
KPR Mill Ltd.	1,232	25,194
KRBL Ltd.*	2,340	7,434
L&T Finance Holdings Ltd.*	78,972	98,702
Larsen & Toubro Ltd.	9,327	188,165
Larsen & Toubro Ltd., GDR	22,239	447,004
Laurus Labs Ltd.±	14,785	137,546
LIC Housing Finance Ltd.	20,180	127,656
Lupin Ltd.	22,898	353,852
Maharashtra Scooters Ltd.*	198	9,949
Mahindra & Mahindra Financial
Services Ltd.*	63,808	135,076
Mahindra & Mahindra Ltd.	65,830	691,689
Mahindra CIE Automotive Ltd.*	6,907	21,921
Manappuram Finance Ltd.	11,117	25,254
Mphasis Ltd.	4,569	131,224
MRF Ltd.	148	159,290
Natco Pharma Ltd.	2,129	32,395
National Aluminium Co. Ltd.	40,705	43,098

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
NCC Ltd.	30,074	$35,241
NMDC Ltd.	23,037	57,104
Oberoi Realty Ltd.*	6,703	56,673
Persistent Systems Ltd.	4,699	188,444
Petronet LNG Ltd.	41,964	127,958
Phillips Carbon Black Ltd.	5,693	17,490
Phoenix Mills Ltd. (The)*	4,600	50,623
Piramal Enterprises Ltd.	5,591	181,728
PNB Housing Finance Ltd.*±	4,224	38,944
PNC Infratech Ltd.*	4,201	16,221
Power Finance Corp. Ltd.	75,664	131,875
Prestige Estates Projects Ltd.*	14,610	57,198
Punjab National Bank*	115,447	65,699
Quess Corp., Ltd.±	2,433	26,770
Rain Industries Ltd.	17,328	45,424
Rajesh Exports Ltd.	7,411	56,233
Rashtriya Chemicals & Fertilizers Ltd.	7,262	8,177
Raymond Ltd.*	3,276	18,224
RBL Bank Ltd.*±	23,980	67,911
REC Ltd.	93,608	187,455
Redington India Ltd.*	28,950	104,400
Reliance Industries Ltd.	212,262	6,031,176
Shipping Corp. of India Ltd.	14,166	21,136
Shriram City Union Finance Ltd.	2,635	60,620
Shriram Transport Finance Co. Ltd.	14,361	259,282
Sobha Ltd.	6,105	38,767
State Bank of India	62,809	354,056
State Bank of India, GDR	2,800	156,520
Steel Authority of India Ltd.	89,762	157,775
Strides Pharma Science Ltd.	5,470	55,855
Sun Pharmaceutical Industries Ltd.	38,050	345,153
Sun TV Network Ltd.	5,489	39,065
Sunteck Realty Ltd.	5,951	23,606
Tata Chemicals Ltd.	13,719	133,462
Tata Consumer Products Ltd.	32,805	333,721
Tata Motors Ltd.*	178,887	818,264
Tata Motors Ltd., ADR*@	2,406	54,809
Tata Steel BSL Ltd.*	28,400	34,158
Tata Steel Ltd.	31,314	490,774
Tata Steel Ltd., GDR	2,657	40,918
Tube Investments of India Ltd.	2,032	31,897
TV18 Broadcast Ltd.*	55,772	32,339
Uflex Ltd.	3,166	24,398
Union Bank of India*	36,541	18,976
UPL Ltd.	25,798	275,577
Vardhman Textiles Ltd.*	805	14,805
Vedanta Ltd., ADR	11,569	164,280
Welspun Corp., Ltd.	11,246	21,628
Welspun India Ltd.	31,519	40,878
Wipro Ltd.	126,620	930,273
Wockhardt Ltd.*	4,111	28,649
Yes Bank Ltd.*	193,770	35,454
Zee Entertainment Enterprises Ltd.	51,165	147,685
Zensar Technologies Ltd.	5,610	23,548
		26,520,984
Indonesia — 1.3%
Adaro Energy Tbk PT	1,844,400	153,276
AKR Corporindo Tbk PT	184,700	40,124
Astra Agro Lestari Tbk PT	61,744	32,362
Astra International Tbk PT	1,609,400	548,306
Astra Otoparts Tbk PT	19,600	1,467
Bank Mandiri Persero Tbk PT	710,600	289,141
Bank Maybank Indonesia Tbk PT	568,800	13,259
Bank Negara Indonesia Persero Tbk PT	499,366	159,453
Bank Pan Indonesia Tbk PT*	626,700	33,712
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	14,462
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	19,594
Bank Tabungan Negara Persero Tbk PT*	405,590	38,321
BISI International Tbk PT	94,000	7,293
Buana Lintas Lautan Tbk PT*	1,041,300	20,251
Bukit Asam Tbk PT	339,600	46,841
Bumi Serpong Damai Tbk PT*	435,700	28,997
Ciputra Development Tbk PT	924,577	59,300
Delta Dunia Makmur Tbk PT*	589,400	13,739
Eagle High Plantations Tbk PT*	1,380,100	8,185
Erajaya Swasembada Tbk PT	1,042,500	49,609
Gudang Garam Tbk PT*	38,200	116,444
Hanson International Tbk PT*§	5,335,700	—
Indah Kiat Pulp & Paper Tbk PT	294,700	151,415
Indo Tambangraya Megah Tbk PT	52,800	51,708
Indocement Tunggal Prakarsa Tbk PT	32,100	22,802
Indofood Sukses Makmur Tbk PT	407,500	173,539
Japfa Comfeed Indonesia Tbk PT	567,600	67,721
Lippo Karawaci Tbk PT*	3,192,872	33,911
Medco Energi Internasional Tbk PT*	1,248,052	55,086
Media Nusantara Citra Tbk PT*	629,000	40,343
MNC Vision Networks Tbk PT*	1,301,600	23,519
Pabrik Kertas Tjiwi Kimia Tbk PT	61,000	32,814
Panin Financial Tbk PT*	1,598,900	20,731
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	20,959
PP Persero Tbk PT*	442,900	27,949
Ramayana Lestari Sentosa Tbk PT	70,400	3,277
Sawit Sumbermas Sarana Tbk PT	240,200	13,749
Semen Indonesia Persero Tbk PT	203,700	133,459
Sri Rejeki Isman Tbk PT<>	996,900	10,038
Surya Semesta Internusa Tbk PT	393,100	11,820
Tunas Baru Lampung Tbk PT	317,700	17,528
United Tractors Tbk PT	167,100	233,364
Vale Indonesia Tbk PT	184,400	58,626
Waskita Karya Persero Tbk PT*	606,100	36,784
Wijaya Karya Persero Tbk PT	459,200	31,352
XL Axiata Tbk PT	426,800	78,590
		3,045,220
Korea — 15.1%
AK Holdings, Inc.	449	12,998
AMOREPACIFIC Group	612	34,780
Aprogen Medicines Inc.*	11,871	23,718

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Aprogen pharmaceuticals, Inc.*	18,660	$20,464
Asia Paper Manufacturing Co. Ltd.	567	28,044
BGF Co. Ltd.	4,970	29,392
Binggrae Co. Ltd.	417	23,550
BNK Financial Group, Inc.	26,425	181,384
Capro Corp.*	3,814	16,849
Chongkundang Holdings Corp.	196	18,710
CJ CheilJedang Corp.	1,017	416,318
CJ Corp.	2,104	199,909
CJ Korea Express Co. Ltd.*	395	62,083
Dae Han Flour Mills Co. Ltd.	157	25,164
Daesang Corp.	2,426	59,780
Daewoo Engineering & Construction Co. Ltd.*	22,242	157,016
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	5,100	162,128
Daihan Pharmaceutical Co. Ltd.	296	9,121
Daishin Securities Co. Ltd.	3,671	64,381
Daou Technology, Inc.	3,137	79,390
DB Insurance Co. Ltd.	6,249	304,085
DGB Financial Group, Inc.	21,295	175,859
DL E&C Co. Ltd.*	1,923	242,478
DL Holdings Co. Ltd.	1,534	108,973
Dong-A ST Co. Ltd.	233	17,793
Dongkuk Steel Mill Co. Ltd.	6,894	135,903
Dongkuk Structures & Construction Co. Ltd.	3,960	20,817
Dongwha Pharm Co. Ltd.	736	10,228
Dongwon Development Co. Ltd.	7,412	40,741
Dongwon F&B Co. Ltd.	128	25,915
Dongwon Industries Co. Ltd.	143	33,396
Doosan Bobcat, Inc.*	4,924	209,876
Doosan Corp.	930	79,031
Doosan Infracore Co. Ltd.*<>	15,930	204,403
DTR Automotive Corp.	17	630
E-MART Inc.	1,350	191,804
Easy Holdings Co. Ltd.	5,023	23,194
Eugene Investment & Securities Co. Ltd.	8,694	35,281
GS Engineering & Construction Corp.	7,410	282,279
GS Holdings Corp.	6,251	256,723
GS Home Shopping, Inc.<>	400	55,019
GS Retail Co. Ltd.	1,230	42,214
Halla Holdings Corp.	1,090	47,524
Han Kuk Carbon Co. Ltd.	2,014	21,282
Hana Financial Group, Inc.	32,602	1,333,146
Handok, Inc.	492	12,255
Handsome Co. Ltd.	1,970	75,133
Hanil Holdings Co Ltd.	955	11,618
Hanjin Transportation Co. Ltd.	1,142	43,402
Hankook Tire & Technology Co. Ltd.	8,825	405,144
Hansol Paper Co. Ltd.	2,232	32,405
Hansol Technics Co. Ltd.*	1,664	13,505
Hanwha Aerospace Co. Ltd.	4,107	171,406
Hanwha Chem Corp. *	9,139	361,535
Hanwha Corp.	3,953	111,449
Hanwha General Insurance Co. Ltd.*	8,055	34,869
Hanwha Investment & Securities Co. Ltd.*	13,449	57,085
Hanwha Life Insurance Co. Ltd.	20,246	67,508
Harim Holdings Co. Ltd.	3,907	36,428
HDC Hyundai Development Co.- Engineering & Construction	2,554	71,439
Huchems Fine Chemical Corp.	548	11,338
Hy-Lok Corp.	918	14,632
Hyosung Corp.	902	82,499
Hyosung Heavy Industries Corp.*	306	19,836
Hyundai Construction Equipment Co. Ltd.*	1,558	76,506
Hyundai Department Store Co. Ltd.	1,286	99,806
Hyundai Electric & Energy System Co. Ltd.*	1,980	36,219
Hyundai Engineering & Construction Co. Ltd.	5,317	275,257
Hyundai Futurenet Co. Ltd.	3,997	16,202
Hyundai Greenfood Co. Ltd.	5,396	51,509
Hyundai Heavy Industries Holdings Co. Ltd.	3,175	199,609
Hyundai Home Shopping
Network Corp.	716	57,476
Hyundai Livart Furniture Co. Ltd.	1,625	28,354
Hyundai Marine & Fire Insurance Co. Ltd.	8,519	192,900
Hyundai Mipo Dockyard Co. Ltd.*	1,761	136,670
Hyundai Mobis Co. Ltd.	4,144	1,074,500
Hyundai Motor Co.	8,003	1,702,010
Hyundai Motor Securities Co. Ltd.	1,658	20,465
Hyundai Steel Co.	6,102	290,971
Hyundai Wia Corp.	1,441	129,878
Industrial Bank of Korea	26,675	248,712
Innocean Worldwide, Inc.	407	23,853
Interpark Corp.	7,348	36,017
INTOPS Co. Ltd.	1,491	40,646
IS Dongseo Co. Ltd.	1,364	73,641
Jahwa Electronics Co. Ltd.*	1,250	24,808
JB Financial Group Co. Ltd.	15,958	106,703
KB Financial Group, Inc., ADR *	42,573	2,098,849
KC Co. Ltd.	887	21,266
KCC Corp.	376	114,688
KCC Glass Corp.	444	24,720
Kia Corp.	16,414	1,305,949
KISWIRE Ltd.	1,072	23,893
KIWOOM Securities Co. Ltd.	1,398	162,623
Kolmar Korea Holdings Co. Ltd.	830	22,406
Kolon Corp.	985	30,088
Kolon Industries, Inc.	2,186	156,843
Korea Asset In Trust Co. Ltd.	5,452	23,214
Korea Electric Terminal Co. Ltd.	682	61,166
Korea Investment Holdings Co. Ltd.	3,650	333,837
Korea Line Corp.*	16,631	52,131
Korea Petrochemical Ind Co. Ltd.	384	81,154
Korea Real Estate Investment & Trust Co. Ltd.	13,613	28,528

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	2,470	$293,904
Korea Zinc Co. Ltd.	678	259,785
Korean Air Lines Co. Ltd.*	11,113	310,846
Korean Reinsurance Co.	8,995	78,676
KT Skylife Co. Ltd.	3,507	33,477
KT&G Corp.	4,337	325,039
Kumho Tire Co., Inc.*	7,034	50,093
Kwang Dong Pharmaceutical Co. Ltd.	5,019	40,200
Kyobo Securities Co. Ltd.	2,156	16,924
LF Corp.	3,054	55,187
LG Corp.	5,347	486,674
LG Display Co. Ltd.*	12,166	264,678
LG Display Co. Ltd., ADR*@	33,235	355,282
LG Electronics, Inc.	10,656	1,547,091
LG Hausys Ltd.	907	79,171
LG HelloVision Co. Ltd.	4,225	33,878
LG International Corp.	3,459	95,832
LG Uplus Corp.	15,900	216,725
Lotte Chemical Corp.	1,056	246,148
Lotte Chilsung Beverage Co. Ltd.	470	60,516
Lotte Confectionery Co. Ltd.	72	8,855
Lotte Corp.	1,582	56,472
LOTTE Fine Chemicals Co. Ltd.	2,473	144,935
Lotte Food Co. Ltd.	34	14,281
LOTTE Himart Co. Ltd.	1,461	46,445
Lotte Shopping Co. Ltd.	885	90,767
LS Corp.	1,543	97,007
LX Holdings Corp.*	2,593	25,904
Maeil Dairies Co. Ltd.	341	23,407
Meritz Financial Group, Inc.	4,689	88,271
Meritz Fire & Marine Insurance Co. Ltd.	6,331	114,685
Meritz Securities Co. Ltd.	31,284	131,536
Mirae Asset Securities Co. Ltd.	28,671	240,081
Muhak Co. Ltd.	2,076	16,868
Namyang Dairy Products Co. Ltd.	41	27,524
Neowiz*	1,039	23,296
Nexen Corp.	2,630	12,891
Nexen Tire Corp.	5,151	48,484
NH Investment & Securities Co. Ltd.	10,116	115,878
NHN Corp.*	1,188	87,980
NICE Holdings Co. Ltd.	708	11,977
Nong Shim Co. Ltd.	255	70,987
Nong Shim Holdings Co. Ltd.	185	13,339
NS Shopping Co. Ltd.	1,784	22,178
OCI Co. Ltd.*	1,256	131,048
Orion Holdings Corp.	2,572	38,940
Pan Ocean Co. Ltd.	26,033	197,418
Partron Co. Ltd.	2,142	19,781
Poongsan Corp.	1,950	66,059
POSCO	984	304,073
Posco International Corp.	5,870	121,450
POSCO, ADR	17,853	1,370,575
Power Logics Co. Ltd.*	2,246	19,206
S&T Motiv Co. Ltd.	1,086	68,469
S-MAC Co. Ltd.*	9,909	12,363
Sajo Industries Co. Ltd.	327	18,177
Samjin Pharmaceutical Co. Ltd.	808	19,839
Samsung C&T Corp.	4,716	571,624
Samsung Card Co. Ltd.	2,904	88,449
Samsung Electronics Co. Ltd.	22,336	1,600,600
Samsung Electronics Co. Ltd., GDR	485	864,998
Samsung Fire & Marine Insurance Co. Ltd.	3,466	678,642
Samsung Heavy Industries Co. Ltd.*	32,079	191,138
Samsung Life Insurance Co. Ltd.	4,656	329,928
Samsung Securities Co. Ltd.	4,339	173,190
Samyang Corp.	427	23,963
Samyang Holdings Corp.	409	40,132
Sangsangin Co. Ltd.*	4,957	34,510
SeAH Steel Holdings Corp.	235	15,839
Sebang Co. Ltd.	1,306	17,164
Sebang Global Battery Co. Ltd.	697	60,036
Seohan Co. Ltd.	5,607	11,003
Seoul Semiconductor Co. Ltd.	1,842	31,078
Shinhan Financial Group Co. Ltd.	24,135	870,116
Shinhan Financial Group Co. Ltd., ADR*	15,298	548,433
Shinsegae Inc.	727	184,308
Shinyoung Securities Co. Ltd.	511	29,540
SK Discovery Co Ltd.	1,247	58,577
SK Gas Co. Ltd.	364	39,595
SK Holdings Co. Ltd.	2,775	696,122
SK Innovation Co. Ltd.*	1,070	280,766
SK Networks Co. Ltd.	17,486	93,474
SK Securities Co. Ltd.	36,346	33,081
SL Corp.	1,820	57,696
Solus Advanced Materials Co. Ltd.	1,715	78,581
Songwon Industrial Co. Ltd.	1,925	33,076
Soulbrain Holdings Co. Ltd.*	523	17,183
Spigen Korea Co. Ltd.	361	18,208
Suheung Co. Ltd.	475	23,325
Sungwoo Hitech Co. Ltd.	7,756	50,414
Sunjin Co. Ltd.	941	14,790
Taekwang Industrial Co. Ltd.	36	37,274
Taeyoung Engineering & Construction Co. Ltd.	2,546	28,260
Theragen Etex Co. Ltd.*	2,386	18,052
Tongyang, Inc.	18,180	36,000
Toptec Co. Ltd.	1,934	21,810
TY Holdings Co. Ltd/Korea*	2,455	63,656
Unid Co. Ltd.	672	46,306
WiSoL Co. Ltd.	914	10,470
Wonik Holdings Co. Ltd.*	5,077	30,476
Woori Financial Group, Inc.	50,940	517,927
Young Poong Corp.	46	26,428
Youngone Corp.	2,640	104,086
Youngone Holdings Co. Ltd.	787	33,754
Yuanta Securities Korea Co. Ltd.	11,552	49,443
		34,296,419

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia — 1.6%
Aeon Co. M Bhd	64,400	$20,011
Alliance Financial Group Berhad	118,600	68,849
AMMB Holdings Berhad	220,887	156,959
Batu Kawan Berhad	18,200	84,435
Boustead Plantations Bhd	55,720	7,583
Bumi Armada Bhd*	264,700	28,692
Cahya Mata Sarawak Bhd	68,100	18,700
CIMB Group Holdings Bhd	517,422	574,567
DRB-Hicom Berhad	119,100	46,762
Ekovest Bhd	165,800	16,374
Gamuda Bhd*	145,185	109,461
Genting Bhd	170,000	201,879
Genting Malaysia Bhd	182,600	121,836
HAP Seng Consolidated Bhd	18,200	34,195
Hengyuan Refining Co. Bhd	9,900	11,494
Hong Leong Financial Group Berhad	29,521	126,574
IJM Corp. Berhad	250,560	108,034
IOI Properties Group Bhd	50,050	13,503
Lotte Chemical Titan Holding Bhd±	36,723	24,591
Mah Sing Group Bhd	205,885	41,906
Malayan Banking Bhd	274,144	535,543
Malaysia Airports Holdings Bhd	31,300	45,237
Malaysia Building Society Bhd	197,932	28,845
Malaysian Resources Corp. Bhd	136,329	13,300
Matrix Concepts Holdings Bhd	42,800	20,310
Mega First Corp. Bhd	12,800	10,760
MISC Bhd	94,320	154,038
MKH Bhd	36,950	11,482
MMC Corp. Bhd	61,400	26,770
Multi-Purpose Holdings Bhd	86,961	41,475
Oriental Holdings Berhad	25,760	31,645
OSK Holdings Berhad	74,455	15,244
Pos Malaysia Berhad*	53,800	10,367
PPB Group Berhad	37,500	165,302
RHB Capital Berhad	177,571	230,973
Sarawak Oil Palms Bhd	20,500	17,036
Sime Darby Bhd	293,600	154,173
Sime Darby Property Bhd	308,000	44,514
SP Setia Bhd Group*	143,480	36,635
Sunway Bhd	96,197	40,319
Ta Ann Holdings Bhd	60	37
United Malacca Bhd	14,600	17,760
UOA Development Bhd	12,900	5,096
WCT Holdings Bhd*	115,937	14,382
YTL Corp. Berhad *	464,943	73,356
		3,561,004
Mexico — 2.2%
ALEATICA SAB de CV	17,691	17,936
Alfa SAB de CV, Class A	260,453	194,941
Alpek SA de CV	27,384	33,684
Alterna Asesoria Internacional SAB de CV*	15,700	740
Arca Continental SAB de CV	21,120	122,224
Banco del Bajio SA±	52,670	94,565
Cemex SAB de CV*	605,139	509,393
Coca-Cola Femsa SAB de CV	24,353	128,887
Consorcio ARA SAB de CV*	72,788	16,797
Controladora Nemak SAB de CV*	260,453	42,333
Corp. Actinver SAB de CV	15,700	7,679
El Puerto de Liverpool SAB de CV, Series C1	8,547	37,839
Fomento Economico Mexicano SAB de CV	3,768	31,871
Gentera SAB de CV*	67,054	39,356
Grupo Carso SAB de CV, Series A1	24,499	76,272
Grupo Cementos de Chihuahua SAB de CV	9,847	79,170
Grupo Comercial Chedraui SA de CV	29,127	46,641
Grupo Elektra SAB de CV	1,119	90,580
Grupo Financiero Banorte SAB de CV	142,853	919,866
Grupo Financiero Inbursa SAB de CV, Class O*	133,245	131,280
Grupo Hotelero Santa Fe SAB de CV*	22,600	5,986
Grupo Mexico SAB de CV, Series B	191,656	903,381
Grupo Sanborns SAB de CV*	34,641	33,904
Grupo Televisa SAB	189,926	542,700
Industrias Bachoco SAB de CV, ADR@	1,239	57,391
Industrias Bachoco SAB de CV, Series B	5,634	21,265
Industrias CH SAB de CV, Series B*	23,916	208,746
Industrias Penoles SAB de CV*	8,090	112,008
La Comer SAB de CV	37,216	78,431
Minera Frisco SAB de CV, Class A1*	52,254	10,721
Orbia Advance Corp. SAB de CV	82,897	216,703
Organizacion Soriana SAB de CV, Class B*	68,987	62,432
Promotora y Operadora de Infraestructura SAB de CV	5,185	41,401
Promotora y Operadora de Infraestructura SAB de CV	1,600	8,188
Unifin Financiera SAB de CV*	10,214	15,628
		4,940,939
Philippines — 0.7%
Alliance Global Group, Inc.	253,300	52,720
Ayala Corp.	7,430	121,766
Bank of the Philippine Islands	67,429	122,523
BDO Unibank, Inc.	78,217	181,382
Belle Corp.*	176,000	5,372
Cebu Air, Inc.*	23,560	26,159
CEMEX Holdings Philippines, Inc.*±	324,537	8,443
China Banking Corp.	74,676	39,009
Cosco Capital, Inc.	257,000	28,114
DMCI Holdings, Inc.	385,900	49,725
East West Banking Corp.*	27,450	5,848
Filinvest Land, Inc.	1,435,000	32,336
First Philippine Holdings Corp.	26,510	42,957
GT Capital Holdings, Inc.	3,472	43,173
JG Summit Holdings, Inc.	152,183	193,756
LT Group, Inc.	132,300	34,962
Megaworld Corp.	1,004,700	66,479

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
Metropolitan Bank & Trust	120,747	$120,463
Puregold Price Club, Inc.	33,600	27,877
Rizal Commercial Banking Corp.	47,790	22,125
Robinsons Land Corp.	247,455	87,597
Robinsons Retail Holdings, Inc.	43,490	47,842
San Miguel Corp.	41,650	100,254
Security Bank Corp.	23,180	56,033
Top Frontier Investment Holdings, Inc.*	4,630	13,089
Union Bank of the Philippines	24,340	38,169
Vista Land & Lifescapes, Inc.	491,200	38,237
		1,606,410
Poland — 0.7%
AB SA	845	12,188
Alior Bank SA*	9,079	79,361
Amica SA	306	13,257
Asseco Poland SA	2,698	54,590
Bank Handlowy w Warszawie SA*	2,875	34,458
Bank Millennium SA*	61,785	75,510
Ciech SA	1,973	25,096
Develia SA	16,364	14,377
Echo Investment SA*	1,732	2,089
Enea SA*	22,161	49,431
Famur SA*	51,375	30,787
Grupa Azoty SA*	5,354	46,337
Grupa Lotos SA	6,358	89,542
Jastrzebska Spolka Weglowa SA*	2,892	26,713
Kernel Holding SA	6,315	90,593
KGHM Polska Miedz SA	2,714	133,565
mBank SA*	1,049	89,411
PGE SA*	69,342	171,127
Polski Koncern Naftowy Orlen SA	28,302	569,900
Tauron Polska Energia SA*	107,603	94,255
		1,702,587
Russia — 1.4%
Gazprom PAO, ADR	162,760	1,240,557
Lukoil PJSC, ADR	18,875	1,748,202
RusHydro PJSC, ADR	61,905	70,200
VTB Bank PJSC, GDR	92,145	122,553
		3,181,512
Singapore — 0.0%
China XLX Fertiliser Ltd.	24,000	13,724

South Africa — 3.9%
Absa Group Ltd.*	40,917	388,883
Advtech Ltd.	40,887	40,801
Aeci Ltd.	11,902	81,939
African Rainbow Minerals Ltd.	9,314	166,550
Alexander Forbes Group Holdings Ltd.	100,385	29,174
AngloGold Ashanti Ltd., ADR	16,757	311,345
Aspen Pharmacare Holdings Ltd. *	21,622	245,428
Astral Foods Ltd.	5,245	58,084
Barloworld Ltd.@	20,449	152,566
Bidvest Group Ltd. (The)	7,758	103,473
DataTec Ltd.*	27,420	52,920
Discovery Ltd.*	25,478	225,288
Exxaro Resources Ltd.	16,359	192,940
FirstRand Ltd.	67,549	253,498
Gold Fields Ltd., ADR	59,766	531,917
Grindrod Ltd.*@	33,342	11,347
Grindrod Shipping Holdings Ltd.*	905	9,703
Harmony Gold Mining Co. Ltd., ADR@	25,436	94,876
Impala Platinum Holdings Ltd.	51,232	844,862
Imperial Logistics Ltd.	19,398	64,415
Investec Ltd.	21,334	81,452
KAP Industrial Holdings Ltd.*	75,439	21,818
Lewis Group Ltd.	3,337	7,922
Liberty Holdings Ltd.*	2,624	11,349
Life Healthcare Group Holdings Ltd.*	128,351	204,211
Long4Life Ltd.*	66,407	19,671
Metair Investments Ltd.	23,331	36,761
Momentum Metropolitan Holdings	100,980	137,893
Motus Holdings Ltd.	16,843	110,093
Mpact Ltd.	15,365	27,975
MTN Group Ltd.*	167,369	1,209,909
Murray & Roberts Holdings Ltd.*	24,454	17,724
Nedbank Group Ltd.*	22,549	269,814
Ninety One Ltd.	10,667	31,934
Oceana Group Ltd.	7,336	33,628
Old Mutual Ltd.	280,462	265,143
Omnia Holdings Ltd.*	16,030	62,021
Pepkor Holdings Ltd.*±	25,371	35,818
PPC Ltd.*	147,503	40,181
Raubex Group Ltd.	16,897	38,622
Reunert Ltd.	17,924	63,663
RFG Holdings Ltd.@	12,062	10,955
Royal Bafokeng Platinum Ltd.	7,872	56,267
Sanlam Ltd.	18,127	77,903
Sappi Ltd.*	65,485	189,760
Sasol Ltd.*	25,120	383,502
Sasol Ltd., ADR*	4,634	71,039
Sibanye Stillwater Ltd.	69,281	289,447
Standard Bank Group Ltd.	98,986	884,566
Super Group Ltd.*	41,508	90,283
Telkom SA SOC Ltd.	36,286	117,828
Tiger Brands Ltd.	2,333	34,145
Wilson Bayly Holmes-Ovcon Ltd.*	5,488	43,427
		8,836,733
Taiwan — 17.3%
Acer, Inc.	187,884	197,577
Alpha Networks, Inc.	24,973	25,589
Ambassador Hotel (The)*	20,000	20,099
AmTRAN Technology Co. Ltd.*	99,360	62,050
Apex International Co. Ltd.	15,000	32,571
Ardentec Corp.	39,092	63,417
ASE Technology Holding Co. Ltd.	144,000	578,843
Asia Cement Corp.	253,269	460,861
Asia Pacific Telecom Co. Ltd.*	125,842	39,339
Asia Polymer Corp.	30,983	38,920
Asia Vital Components Co. Ltd.	36,000	104,269
Asustek Computer, Inc.	56,000	746,667

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
AU Optronics Corp.	628,000	$510,514
Avermedia Technologies	14,000	20,249
Basso Industry Corp.	9,000	16,409
Capital Securities Corp.	184,437	112,201
Career Technology MFG. Co. Ltd.	20,400	22,844
Catcher Technology Co. Ltd.	78,000	509,502
Cathay Financial Holding Co. Ltd.	690,166	1,335,126
Cathay Real Estate Development
Co. Ltd.	70,000	49,744
Chang Hwa Commercial Bank Ltd.	332,561	192,763
Cheng Loong Corp.	82,000	142,737
Cheng Shin Rubber Industry Co. Ltd.	16,000	26,846
Cheng Uei Precision Industry Co. Ltd.	44,543	67,544
Chia Hsin Cement Corp.	22,000	17,687
Chilisin Electronics Corp.	19,380	70,251
Chin-Poon Industrial Co. Ltd.	36,000	42,121
China Airlines Ltd.*	315,111	215,446
China Bills Finance Corp.	89,000	51,747
China Chemical & Pharmaceutical
Co. Ltd.	19,000	16,639
China Development Financial
Holding Corp.	849,468	400,915
China General Plastics Corp.	27,300	37,086
China Life Insurance Co. Ltd.	56,600	53,528
China Manmade Fibers Corp.*	110,595	44,059
China Metal Products	31,000	37,884
China Motor Corp.*	22,478	61,958
China Petrochemical Development
Corp.	347,550	174,009
China Steel Corp.	739,800	1,051,452
Chipbond Technology Corp.	42,000	108,533
ChipMOS TECHNOLOGIES, Inc.	28,897	49,367
Chun Yuan Steel Industry Co. Ltd.	30,000	36,770
Chung Hung Steel Corp.*	60,000	131,790
Chung-Hsin Electric & Machinery
Manufacturing Corp.	28,000	51,051
Clevo Co.	53,000	57,637
CMC Magnetics Corp.	93,595	34,096
Compal Electronics, Inc.	490,000	393,055
Compeq Manufacturing Co. Ltd.	109,000	164,307
Continental Holdings Corp.	42,000	41,152
Coretronic Corp.	40,800	89,764
CTBC Financial Holding Co. Ltd.	1,754,280	1,429,238
CyberTAN Technology, Inc.	37,000	25,231
Darfon Electronics Corp.	17,000	28,005
Darwin Precisions Corp.*	55,000	26,649
Depo Auto Parts Ind Co. Ltd.	12,000	25,281
E Ink Holdings, Inc.	61,000	163,323
E.Sun Financial Holding Co. Ltd.	658,545	621,615
Elite Advanced Laser Corp.	8,000	16,309
Elitegroup Computer Systems
Co. Ltd.*	35,877	28,328
ENNOSTAR, Inc.*	17,414	49,062
Entie Commercial Bank Co. Ltd.	68,000	38,439
Eva Airways Corp.	265,478	191,992
Everest Textile Co. Ltd.*	45,444	17,044
Evergreen International Storage &
Transport Corp.	54,000	96,129
Evergreen Marine Corp., Taiwan Ltd.*	215,459	1,523,389
Everlight Chemical Industrial Corp.	56,000	39,695
Everlight Electronics Co. Ltd.	51,000	96,463
Far Eastern Department Stores Ltd.	121,220	98,977
Far Eastern International Bank	245,962	93,574
Far Eastern New Century Corp.	322,338	370,204
Farglory Land Development Co. Ltd.	26,721	51,116
Federal Corp.*	33,000	33,281
First Financial Holding Co. Ltd.	675,034	549,960
First Steamship Co. Ltd.	39,240	36,547
Formosa Advanced Technologies
Co. Ltd.	20,000	28,748
Formosa Chemicals & Fibre Corp.	161,000	489,428
Formosa Plastics Corp.	28,000	103,508
Formosa Taffeta Co. Ltd.	50,000	58,502
Formosan Rubber Group, Inc.	20,080	17,873
Formosan Union Chemical	48,179	36,140
Foxconn Technology Co. Ltd.	64,127	151,212
Fubon Financial Holding Co. Ltd.	595,211	1,578,684
Fulltech Fiber Glass Corp.*	31,310	21,463
Gemtek Technology Corp.	47,000	55,666
General Interface Solution
Holding Ltd.	30,000	132,974
Getac Technology Corp.	9,000	17,766
Giantplus Technology Co. Ltd.	37,000	17,728
Gigastorage Corp.*	294	248
Gloria Material Technology Corp.	50,392	49,736
Gold Circuit Electronics Ltd.*	45,000	108,048
Goldsun Building Materials Co. Ltd.	82,973	75,491
Grand Pacific Petrochemical*	102,000	109,642
Great Wall Enterprise Co. Ltd.	56,155	121,128
Hannstar Board Corp.	38,929	66,506
HannStar Display Corp.*	109,770	87,067
HannsTouch Solution, Inc.	32,279	14,018
Hey Song Corp.	18,750	23,957
Highwealth Construction Corp.	9,900	15,510
Hiroca Holdings Ltd.	8,000	18,950
Ho Tung Chemical Corp.*	108,688	47,786
Hon Hai Precision Industry Co. Ltd.	703,068	2,826,150
Hong Pu Real Estate Development
Co. Ltd.	20,000	15,541
HTC Corp.*	9,000	12,694
Hua Nan Financial Holdings Co. Ltd.	462,959	306,562
Hung Sheng Construction Co. Ltd.	50,688	35,384
IBF Financial Holdings Co. Ltd.	266,512	157,827
IEI Integration Corp.	8,000	14,328
Innolux Corp.*	607,757	452,614
International CSRC Investment
Holdings Co. Ltd.	84,604	81,530
Inventec Co. Ltd.	261,282	246,161
Kindom Development Co. Ltd.	42,000	58,939
King Slide Works Co. Ltd.	2,000	28,174
King Yuan Electronics Co. Ltd.	127,100	204,820
King's Town Bank Co. Ltd.	98,000	140,163
Kinpo Electronics	138,000	64,140

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Kinsus Interconnect Technology
Corp.	31,000	$150,202
L&K Engineering Co. Ltd.	16,000	16,854
Lien Hwa Industrial Corp.	13,345	23,948
Lingsen Precision Industries Ltd.*	41,000	28,695
Lite-On Technology Corp.	234,874	485,554
Longchen Paper & Packaging
Co. Ltd.	89,648	93,630
Macronix International Co. Ltd.	119,171	195,464
MediaTek, Inc.	11,000	379,794
Mega Financial Holding Co. Ltd.	638,850	753,207
Mercuries & Associates
Holdings Ltd.	42,344	34,270
Mercuries Life Insurance Co. Ltd.*	142,740	47,849
Mitac Holdings Corp.	27,637	27,377
Namchow Holdings Co. Ltd.	7,000	12,838
Nan Ya Plastics Corp.	100,000	298,609
Nanya Technology Corp.	126,000	360,420
O-Bank Co. Ltd.	91,943	23,363
OptoTech Corp.	49,063	44,991
Orient Semiconductor
Electronics Ltd.	42,485	31,487
Oriental Union Chemical Corp.	16,000	12,633
Pan Jit International, Inc.	21,600	66,825
Pan-International Industrial Corp.	34,380	49,110
Pegatron Corp.	227,249	561,139
POU Chen Corp.	169,133	238,562
Powertech Technology, Inc.	23,000	88,739
President Securities Corp.	95,304	91,499
Prince Housing & Development Corp.	77,970	33,301
Qisda Corp.	187,400	207,157
Quanta Computer, Inc.	41,000	128,757
Radiant Opto-Electronics Corp.	7,000	30,525
Radium Life Tech Co. Ltd.	101,477	39,881
Rich Development Co. Ltd.	19,978	6,840
Ritek Corp.*	47,211	15,657
Ruentex Development Co. Ltd.	56,423	114,618
Ruentex Industries Ltd.	41,400	130,608
Sampo Corp.	10,600	11,451
San Fang Chemical Industry Co. Ltd.	13,000	10,988
Sanyang Motor Co. Ltd.	41,573	45,061
Sesoda Corp.	24,948	36,085
Shanghai Commercial & Savings
Bank Ltd. (The)	30,000	48,721
Shihlin Electric & Engineering Corp.	26,000	49,550
Shin Kong Financial Holding Co. Ltd.	806,983	276,018
Shin Zu Shing Co. Ltd.	16,660	69,959
Shinkong Insurance Co. Ltd.	30,000	43,230
Shinkong Synthetic Fibers Corp.	140,151	114,435
Sigurd Microelectronics Corp.	54,694	109,928
Sincere Navigation Corp.	27,810	53,798
Sinon Corp.	56,000	45,222
SinoPac Financial Holdings Co. Ltd.	907,094	447,646
Sirtec International Co. Ltd.	12,000	13,071
Supreme Electronics Co. Ltd.	43,121	62,292
Synnex Technology International Corp.	138,300	252,650
Ta Ya Electric Wire & Cable	47,840	52,369
Taichung Commercial Bank Co. Ltd.	334,893	139,426
Taiflex Scientific Co. Ltd.	25,740	49,425
Tainan Spinning Co. Ltd.	115,427	122,418
Taishin Financial Holding Co. Ltd.	914,301	500,425
Taiwan Business Bank	418,414	141,912
Taiwan Cement Corp.	547,360	1,001,897
Taiwan Cooperative Financial Holding
Co. Ltd.	576,772	439,889
Taiwan Fertilizer Co. Ltd.	61,000	128,951
Taiwan FU Hsing Industrial Co. Ltd.	21,000	34,557
Taiwan Glass Industrial Corp.*	109,321	146,742
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	85,352
Taiwan PCB Techvest Co. Ltd.	28,000	47,232
Taiwan Sakura Corp.	6,000	14,299
Taiwan Shin Kong Security Co. Ltd.	10,100	14,101
Taiwan Surface Mounting Technology
Co. Ltd.	21,518	93,447
Tatung Co. Ltd.*	115,000	101,947
Teco Electric & Machinery Co. Ltd.	141,000	168,011
Thye Ming Industrial Co. Ltd.	10,000	13,728
Ton Yi Industrial Corp.*	82,000	46,205
Tong Yang Industry Co. Ltd.	41,921	54,315
TPK Holding Co. Ltd.*	34,000	56,865
Tripod Technology Corp.	25,000	121,131
TSRC Corp.	26,000	33,547
Tung Ho Steel Enterprise Corp.	87,000	163,930
TYC Brother Industrial Co. Ltd.	21,000	16,544
U-Ming Marine Transport Corp.	43,000	137,507
Unimicron Technology Corp.	119,000	550,956
Union Bank of Taiwan	174,047	73,086
Unitech Printed Circuit Board Corp.	67,320	53,276
United Microelectronics Corp.	948,513	1,807,664
Universal Cement Corp.	46,836	39,251
Unizyx Holding Corp.*	35,000	36,869
UPC Technology Corp.	80,916	78,992
USI Corp.	77,130	102,702
Wah Lee Industrial Corp.	25,000	73,845
Walsin Lihwa Corp.	209,000	219,783
Weikeng Industrial Co. Ltd.	32,945	28,141
Winbond Electronics Corp.	331,893	415,127
Wisdom Marine Lines Co. Ltd.	32,019	126,984
Wistron Corp.	348,431	387,667
WPG Holdings Ltd.	174,400	319,851
WT Microelectronics Co. Ltd.	31,265	60,258
Yang Ming Marine Transport Corp.*	11,100	72,705
YC Co. Ltd.	21,396	14,552
YC INOX Co. Ltd.	44,763	69,082
YFY, Inc.	142,385	233,540
Yieh Phui Enterprise Co. Ltd.*	52,525	62,681
Youngtek Electronics Corp.	12,000	37,513
Yuanta Financial Holding Co. Ltd.	1,002,007	965,595
Yulon Motor Co. Ltd.*	62,371	95,361
Zhen Ding Technology Holding Ltd.	62,000	233,647
Zinwell Corp.*	24,000	18,261
		39,169,711

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand — 1.8%
Ananda Development PCL	180,700	$11,614
AP Thailand PCL	242,500	63,179
Bangchak Corp. PCL	112,900	87,009
Bangkok Bank PCL	16,600	58,527
Bangkok Bank PCL, NVDR	13,300	46,892
Bangkok Insurance PCL	2,100	18,412
Bangkok Land PCL	1,039,700	35,684
Bangkok Life Assurance PCL	35,300	32,216
Banpu PCL	429,750	209,176
Cal-Comp Electronics Thailand PCL	264,550	28,395
Charoen Pokphand Foods PCL	322,300	266,488
Indorama Ventures PCL	50,700	64,463
IRPC PCL	633,100	75,853
Italian-Thai Development PCL*	563,700	41,860
Kasikornbank PCL, NVDR	65,600	241,523
Khon Kaen Sugar Industry PCL*	135,600	15,739
Kiatnakin Phatra Bank PCL	21,900	38,094
Krung Thai Bank PCL	257,575	85,189
Lanna Resources PCL	2,500	1,248
LH Financial Group PCL	302,400	10,662
LPN Development PCL	151,700	24,376
Power Solution Technologies PCL,
Class F*	224,400	18,204
Property Perfect PCL	952,490	13,968
Pruksa Holding PCL	88,800	38,235
PTT Exploration & Production PCL	107,800	395,211
PTT Global Chemical PCL	116,228	213,961
PTT PCL	883,900	1,089,362
Quality Houses PCL	625,100	44,469
Sansiri PCL	1,106,700	45,925
SC Asset Corp. PCL	188,600	18,242
Siam Commercial Bank PCL	56,800	173,679
Supalai PCL	169,900	109,203
Thai Oil PCL	72,700	123,624
Thai Stanley Electric PCL	3,100	17,991
Thanachart Capital PCL	33,100	35,630
Thitikorn PCL	10,500	3,096
TMBThanachart Bank PCL	1,521,854	53,182
TPI Polene PCL	676,600	37,788
True Corp. PCL	1,146,800	118,795
Unique Engineering &
Construction PCL*	54,500	12,328
		4,019,492
Turkey — 0.5%
Akbank TAS	269,661	163,530
Anadolu Efes Biracilik Ve Malt
Sanayii AS	16,612	42,471
Enka Insaat ve Sanayi AS	61,872	66,301
Eregli Demir ve Celik Fabrikalari TAS	47,339	97,867
KOC Holding AS	57,668	121,405
Koza Anadolu Metal Madencilik
Isletmeleri AS*	15,673	25,453
Tekfen Holding AS	12,307	20,807
Turk Hava Yollari AO*	67,522	103,686
Turk Sise ve Cam Fabrikalari AS	75,893	66,595
Turkiye Garanti Bankasi AS	241,936	230,634
Turkiye Halk Bankasi AS*	35,220	20,428
Turkiye Is Bankasi	92,912	54,423
Turkiye Sinai Kalkinma Bankasi AS	190,047	27,939
Turkiye Vakiflar Bankasi TAO*	80,351	32,300
Ulker Biskuvi Sanayi AS	9,180	21,867
Vestel Elektronik Sanayi ve
Ticaret AS*	6,125	21,315
Yapi ve Kredi Bankasi AS	194,984	48,372
		1,165,393
TOTAL COMMON STOCKS
(Identified Cost $176,600,472)		222,807,094

PREFERRED STOCKS — 1.2%
Brazil — 1.1%
Banco ABC Brasil SA, 6.130%	11,102	35,446
Banco Bradesco SA, 4.670%	26,741	138,334
Banco do Estado do Rio Grande do
Sul SA, PF B, 5.990%	14,808	39,478
Cia Ferro Ligas da Bahia -
Ferbasa, 2.490%	4,895	43,637
Marcopolo SA, 2.610%	2,983	2,033
Petroleo Brasileiro SA, 2.890%	382,139	2,261,118
Usinas Siderurgicas de Minas Gerais
SA, Class A, 0.700%	6,900	26,497
		2,546,543
Colombia — 0.1%
Grupo Argos SA, 4.530%	12,517	26,748
Grupo de Inversiones Suramericana
SA, 3.460%	8,046	35,417
		62,165
Philippines — 0.0%
Cebu Air, Inc.	12,909	14,016

TOTAL PREFERRED STOCKS
(Identified Cost $1,928,274)		2,622,724

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Ultrapar Participacoes SA Right*	12,211	98

TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		98

SHORT-TERM INVESTMENTS — 1.5%
Investment Company — 0.1%
State Street Institutional U.S.
Government Money Market Fund
0.025%	152,865	152,865

Collateral For Securities On Loan — 1.4%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 0.020%	3,205,562	3,205,562

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,358,427)		3,358,427

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)

Total Investments — 100.8%
(Identified Cost $181,887,173)		$228,788,343

Liabilities, Less Cash and Other Assets
— (0.8%)		(1,763,905)
Net Assets — 100.0%		$227,024,438

†	See Note 1
*	Non-income producing security
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2021 amounted to $4,028,446 or 1.77% of the net assets of the Fund.

@	A portion or all of the security was held on loan. As of June 30, 2021, the fair value of the securities on loan was $6,850,625.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Ten largest industry holdings as of June 30, 2021
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	17.9%
Oil, Gas & Consumable Fuels	9.5%
Metals & Mining	8.4%
Real Estate Management & Development	5.4%
Electronic Equipment, Instruments & Components	4.5%
Insurance	4.4%
Automobiles	3.7%
Computers & Peripherals	3.3%
Chemicals	3.0%
Semiconductors & Semiconductor Equipment	2.8%

Country Weightings as of June 30, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Acadia Realty Trust	13,367	$293,539
Agree Realty Corp.	8,678	611,712
Alexander’s, Inc.	303	81,189
Alexandria Real Estate Equities, Inc.	19,966	3,632,614
American Assets Trust, Inc.	7,620	284,150
American Campus Communities, Inc.	19,443	908,377
American Finance Trust, Inc.	10,986	93,161
American Homes 4 Rent., Class A	41,617	1,616,820
American Tower Corp.	63,914	17,265,728
Apartment Income REIT Corp.	21,176	1,004,378
Apartment Investment and
Management Co., Class A	23,228	155,860
Apple Hospitality REIT, Inc.	32,040	488,930
AvalonBay Communities, Inc.	19,981	4,169,835
Bluerock Residential Growth REIT, Inc.	3,300	33,561
Boston Properties, Inc.	21,017	2,408,338
Braemar Hotels & Resorts, Inc.*	5,308	32,963
Brandywine Realty Trust	25,766	353,252
Brixmor Property Group, Inc.	43,009	984,476
Brookfield Property REIT, Inc., Class A	5,650	106,728
BRT Apartments Corp.	400	6,936
Camden Property Trust	14,281	1,894,660
CareTrust REIT, Inc.	13,678	317,740
Centerspace	1,935	152,671
Chatham Lodging Trust*	8,341	107,349
City Office REIT, Inc.	5,176	64,338
Clipper Realty, Inc.	1,167	8,577
Columbia Property Trust, Inc.	17,398	302,551
Community Healthcare Trust, Inc.	3,480	165,161
CorePoint Lodging, Inc.*	3,711	39,708
CoreSite Realty Corp.	6,249	841,115
Corporate Office Properties Trust	17,049	477,201
Cousins Properties, Inc.	21,291	783,083
Crown Castle International Corp.	61,329	11,965,288
CTO Realty Growth, Inc.	764	40,889
CubeSmart	28,493	1,319,796
CyrusOne, Inc.	17,653	1,262,543
DiamondRock Hospitality Co.*	30,400	294,880
Digital Realty Trust, Inc.	40,274	6,059,626
Diversified Healthcare Trust	29,638	123,887
Douglas Emmett, Inc.	25,276	849,779
Duke Realty Corp.	53,874	2,550,934
Easterly Government Properties, Inc.	12,305	259,389
EastGroup Properties, Inc.	5,854	962,690
Empire State Realty Trust, Inc., Class A	21,950	263,400
EPR Properties*	11,329	596,812
Equinix, Inc.	11,391	9,142,417
Equity Commonwealth	4,141	108,494
Equity LifeStyle Properties, Inc.	25,178	1,870,977
Equity Residential	50,661	3,900,897
Esc War Ind§*	9,141	1,835
Essential Properties Realty Trust, Inc.	16,165	437,102
Essex Property Trust, Inc.	9,367	2,810,194
Extra Space Storage, Inc.	19,212	3,147,310
Federal Realty Investment Trust	10,531	1,233,917
First Industrial Realty Trust, Inc.	18,210	951,108
Four Corners Property Trust, Inc.	10,646	293,936
Franklin Street Properties Corp.	17,095	89,920
Gaming and Leisure Properties, Inc.	31,595	1,463,796
Getty Realty Corp.	5,638	175,624
Gladstone Commercial Corp.	5,309	119,771
Global Medical REIT, Inc.	5,127	75,675
Global Net Lease, Inc.	12,591	232,933
Global Self Storage, Inc.	2,195	11,436
Healthcare Realty Trust, Inc.	20,674	624,355
Healthcare Trust of America, Inc.,
Class A	32,224	860,381
Healthpeak Properties, Inc.	77,686	2,586,167
Hersha Hospitality Trust*	6,188	66,583
Highwoods Properties, Inc.	15,731	710,569
Host Hotels & Resorts, Inc.*	101,419	1,733,251
Hudson Pacific Properties, Inc.	22,057	613,626
Independence Realty Trust, Inc.	13,010	237,172
Industrial Logistics Properties Trust	8,397	219,498
Invitation Homes, Inc.	80,763	3,011,652
Iron Mountain, Inc.@	41,819	1,769,780
JBG SMITH Properties	18,060	569,071
Kilroy Realty Corp.	15,316	1,066,606
Kimco Realty Corp.	63,190	1,317,511
Kite Realty Group Trust	12,936	284,721
Lamar Advertising Co., Class A	12,404	1,295,226
Lexington Realty Trust	40,924	489,042
Life Storage, Inc.	10,722	1,151,007
LTC Properties, Inc.	5,953	228,536
Macerich Co. (The)	28,002	511,036
Mack-Cali Realty Corp.	14,310	245,416
Medical Properties Trust, Inc.	82,782	1,663,918
MGM Growth Properties LLC, Class A	20,481	750,014
Mid-America Apartment
Communities, Inc.	16,540	2,785,667
Monmouth Real Estate
Investment Corp.	14,037	262,773
National Health Investors, Inc.	6,779	454,532
National Retail Properties, Inc.	25,066	1,175,094
National Storage Affiliates Trust	10,555	533,661
New Senior Investment Group, Inc.	12,143	106,616
NexPoint Residential Trust, Inc.	2,800	153,944
Office Properties Income Trust	7,396	216,777
Omega Healthcare Investors, Inc.	33,213	1,205,300
One Liberty Properties, Inc.	2,915	82,757
Outfront Media, Inc.*	22,006	528,804
Paramount Group, Inc.	26,721	269,080
Park Hotels & Resorts, Inc.*	33,661	693,753
Pebblebrook Hotel Trust	18,984	447,073
Physicians Realty Trust	30,813	569,116
Piedmont Office Realty Trust, Inc.,
Class A	19,163	353,941
Plymouth Industrial REIT, Inc.	2,437	48,789
Preferred Apartment Communities, Inc.,
Class A	3,100	30,225
Prologis, Inc.	105,003	12,551,009
PS Business Parks, Inc.	3,086	456,975
Public Storage	22,412	6,739,064
QTS Realty Trust, Inc., Class A	9,030	698,019

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Realty Income Corp.	53,722	$3,585,406
Regency Centers Corp.	22,755	1,457,913
Retail Opportunity Investments Corp.	18,201	321,430
Retail Properties of America, Inc.,
Class A	32,721	374,655
Retail Value, Inc.	2,965	64,489
Rexford Industrial Realty, Inc.	18,869	1,074,590
RLJ Lodging Trust	25,067	381,770
RPT Realty	12,520	162,510
Ryman Hospitality Properties, Inc.*	7,916	625,047
Sabra Health Care REIT, Inc.	31,344	570,461
Saul Centers, Inc.	2,195	99,763
SBA Communications Corp.	15,499	4,939,531
Seritage Growth Properties, Class A*	3,790	69,736
Service Properties Trust	20,700	260,820
Simon Property Group, Inc.	46,940	6,124,731
SITE Centers Corp.	24,456	368,307
SL Green Realty Corp.@	9,819	785,520
Sotherly Hotels, Inc.*	3,111	9,333
Spirit Realty Capital, Inc.	16,707	799,263
STAG Industrial, Inc.@	21,962	822,038
STORE Capital Corp.	36,497	1,259,511
Summit Hotel Properties, Inc.*	16,205	151,193
Sun Communities, Inc.	15,957	2,735,030
Sunstone Hotel Investors, Inc.*	32,748	406,730
Tanger Factory Outlet Centers, Inc.	14,602	275,248
Terreno Realty Corp.	10,373	669,266
UDR, Inc.	43,143	2,113,144
UMH Properties, Inc.	5,369	117,152
Uniti Group, Inc.	30,428	322,232
Universal Health Realty Income Trust	1,815	111,713
Urban Edge Properties	17,737	338,777
Urstadt Biddle Properties, Inc.	1,000	16,060
Urstadt Biddle Properties, Inc., Class A	4,732	91,706
Ventas, Inc.	54,145	3,091,679
VEREIT, Inc.	32,374	1,486,938
VICI Properties, Inc.@	40,497	1,256,217
Vornado Realty Trust	23,137	1,079,804
Washington Real Estate
Investment Trust	12,497	287,431
Weingarten Realty Investors	18,472	592,397
Welltower, Inc.	59,758	4,965,890
Whitestone REIT	6,078	50,143
WP Carey, Inc.	25,357	1,892,139
Xenia Hotels & Resorts, Inc.*	17,324	324,478
		191,204,254
TOTAL COMMON STOCKS
(Identified Cost $96,613,820)		191,204,254

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S. Government
Money Market Fund 0.025%	865,704	865,704

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $865,704)		865,704

Total Investments — 99.8%
(Identified Cost $97,479,524)		192,069,958
Cash and Other Assets,
Less Liabilities — 0.2%		453,674
Net Assets — 100.0%		$192,523,632

†	See Note 1
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2021, the fair value of the securities on loan was $4,350,245.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors as of June 30, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2021

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund€	267,299	$2,980,383
SA Global Fixed Income Fund€	434,053	4,088,783
SA International Value Fund€	418,917	5,114,979
SA Real Estate Securities Fund€	116,623	1,621,056
SA U.S. Core Market Fund€	108,810	3,272,995
SA U.S. Fixed Income Fund€	268,766	2,722,602
SA U.S. Small Company Fund€	88,940	2,996,405
SA U.S. Value Fund€	211,904	4,371,572
		27,168,775
TOTAL MUTUAL FUNDS
(Identified Cost $21,740,430)		27,168,775

Total Investments — 100.0%
(Identified Cost $21,740,430)		27,168,775
Liabilities, Less Cash and Other
Assets — 0.0%		(267)
Net Assets — 100.0%		$27,168,508

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2021

	SA	SA
	U.S. Fixed	Global Fixed
	Income Fund	Income Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$548,088,895	$781,718,889
Cash	—	—
Foreign currency, at value	—	150,970
Receivable for investments sold	—	3,991,813
Dividends and interest receivable	1,648,074	1,579,296
Receivable for fund shares sold	978,063	1,247,021
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	5,593,917
Receivable from the Adviser (Note 2)	—	—
Receivable for tax reclaims	—	—
Prepaid expenses	27,636	29,940
Other assets	—	73,407
Total Assets	550,742,668	794,385,253

LIABILITIES
Payable for investments purchased	—	12,592,723
Payable for fund shares redeemed	258,239	751,884
Due to custodian bank	—	—
Collateral for securities on loan (Note 1)	—	41,360,643
Unrealized depreciation on forward foreign currency
exchange contracts (Note 1)	—	2,629,046
Advisory fee payable (Note 2)	67,748	150,839
Sub-Advisory fee payable (Note 2)	13,541	18,101
Administration fee payable (Note 2)	45,136	60,336
Sub-Administration fee payable (Note 2)	16,430	21,512
Custody and accounting fees payable	20,051	42,631
Shareholder servicing fee payable (Note 2)	33,867	44,636
Transfer agent fee payable	10,054	10,952
Professional fees payable	30,350	31,843
Accrued foreign capital gains tax	—	—
Accrued expenses and other liabilities	24,551	31,651
Total Liabilities	519,967	57,746,797
NET ASSETS	$550,222,701	$736,638,456
NET ASSETS CONSIST OF:
Paid-in capital	$553,884,543	$738,840,493
Total distributable earnings (loss)(2)	(3,661,842)	(2,202,037)
NET ASSETS	$550,222,701	$736,638,456

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA	SA International	SA Emerging	SA
U.S. Core	U.S. Value	U.S. Small	International	Small Company	Markets	Real Estate
Market Fund	Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund

$676,985,736	$607,882,907	$433,742,009	$681,906,475	$334,688,716	$228,788,343	$192,069,958
4,167	11,574	3,063	2,280	—	—	1,720
—	—	—	1,125,935	—	885,979	—
385,216	910,888	1,296,782	770,586	150,000	194,073	—
339,563	427,053	230,729	1,486,842	—	1,253,357	575,637
452,824	493,899	365,390	530,750	233,153	217,849	168,267

—	—	—	—	—	—	—
—	—	—	—	830	47,811	5,274
—	—	—	2,538,753	—	2,801	—
27,093	27,787	26,498	27,840	26,206	24,740	24,556
677	—	—	—	—	—	—
678,195,276	609,754,108	435,664,471	688,389,461	335,098,905	231,414,953	192,845,412

—	761,548	1,173,603	328,943	—	22,533	—
876,037	641,389	552,507	498,585	216,045	161,490	150,994
—	—	—	—	149,859	—	—
216,928	709,149	1,736,955	36,521,759	—	3,205,562	—

—	—	—	—	—	—	—
219,905	202,134	143,174	249,567	70,261	84,710	56,112
16,493	50,534	89,484	110,919	—	77,180	16,032
54,976	50,534	35,793	55,459	28,122	18,824	16,032
19,490	17,479	13,485	19,508	9,933	6,549	4,940
25,670	18,710	31,701	40,429	8,778	74,435	12,021
44,780	38,723	27,818	41,452	21,364	13,431	11,985
12,289	11,794	11,669	11,843	11,359	10,398	10,605
28,714	27,214	27,214	29,778	28,753	28,797	31,278
—	—	—	—	—	658,428	—
20,825	23,435	17,843	30,567	39,312	28,178	11,781
1,536,107	2,552,643	3,861,246	37,938,809	583,786	4,390,515	321,780
$676,659,169	$607,201,465	$431,803,225	$650,450,652	$334,515,119	$227,024,438	$192,523,632

$79,467,120	$327,478,339	$176,121,897	$572,327,456	$184,991,970	$198,006,572	$95,898,661
597,192,049	279,723,126	255,681,328	78,123,196	149,523,149	29,017,866	96,624,971
$676,659,169	$607,201,465	$431,803,225	$650,450,652	$334,515,119	$227,024,438	$192,523,632

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2021 (Continued)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund
INVESTOR CLASS SHARES
Net Assets	$68,818,279	$88,377,557
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	6,799,058	9,365,868
Net asset value per share	$10.12	$9.44

SELECT CLASS SHARES
Net Assets	$481,404,422	$648,260,899
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	47,527,667	68,828,064
Net asset value per share	$10.13	$9.42
Identified cost of unaffiliated investments	$548,740,828	$775,365,517
Cost of foreign currency	$—	$151,542
(1) Including securities on loan, at value (see Note 1)	$—	$40,520,535
(2) Net of deferred capital gain country tax of:	$—	$—

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$106,102,093	$80,613,068	$59,623,487	$80,507,344	$43,415,551	$24,222,251	$23,827,578

3,511,273	3,892,602	1,766,933	6,572,078	1,776,551	2,171,847	1,708,506
$30.22	$20.71	$33.74	$12.25	$24.44	$11.15	$13.95

$570,557,076	$526,588,397	$372,179,738	$569,943,308	$291,099,568	$202,802,187	$168,696,054

18,970,080	25,529,780	11,048,263	46,690,774	11,967,398	18,190,300	12,139,515
$30.08	$20.63	$33.69	$12.21	$24.32	$11.15	$13.90
$124,235,185	$335,286,707	$225,619,200	$565,620,378	$161,347,654	$181,887,173	$97,479,524
$—	$—	$—	$1,133,949	$—	$894,268	$—
$2,299,153	$701,720	$11,584,112	$55,881,282	$—	$6,850,625	$4,350,245
$—	$—	$—	$—	$—	$658,428	$—
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2021 (Continued)

SA Worldwide Moderate Growth Fund
ASSETS
Investments in affiliated securities, at value	$27,168,775
Receivable for investments sold	1,300
Receivable from the Adviser (Note 2)	22,008
Prepaid expenses	21,384
Total Assets	27,213,467

LIABILITIES
Payable for fund shares redeemed	1,300
Sub-Administration fee payable (Note 2)	855
Custody and accounting fees payable	7,124
Transfer agent fee payable	569
Professional fees payable	28,237
Accrued expenses and other liabilities	6,874
Total Liabilities	44,959

NET ASSETS	$27,168,508
NET ASSETS CONSIST OF:
Paid-in capital	$22,264,423
Total distributable earnings (loss)	4,904,085
NET ASSETS	$27,168,508

INVESTOR CLASS SHARES
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	2,233,707
Net asset value per share	$12.16
Identified cost of affiliated investments	$21,740,430

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2021

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$8,949,844
Affiliated dividends	—	—	—
Interest(1)	2,568,392	3,078,435	5,886
Non-cash dividends	—	—	—
Other income	20	—	2,004
Taxes withheld	(97)	94	(360)
Total Income	2,568,315	3,078,529	8,957,374
Expenses:
Advisory fees (Note 2)	801,089	1,749,781	2,552,693
Shareholder Servicing fees (Note 2)
Investor Class	186,748	236,253	279,643
Select Class	229,680	302,706	263,158
Administration fees (Note 2)	534,060	699,912	638,173
Sub-Advisory fees (Note 2)	160,218	209,974	183,528
Sub-Administration fees (Note 2)	97,358	127,202	116,317
Trustees’ fees and expenses (Note 2)	34,953	34,953	34,953
Custody and accounting fees	92,589	174,247	115,192
Transfer agent fees	85,848	91,310	101,174
Professional fees*	56,487	58,115	56,357
Registration fees	42,152	45,639	42,940
Shareholders report printing expenses	44,511	61,855	42,759
Other expenses**	30,161	33,600	37,849
Total expenses before waivers and reimbursements:	2,395,854	3,825,547	4,464,736
Less: Fee waiver by the Adviser (Note 2)	—	—	—
Net expenses	2,395,854	3,825,547	4,464,736
Net investment income (loss)	172,461	(747,018)	4,492,638
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)	936,701	34,965,776	79,749,079
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	(59,871,400)	—
Foreign currency transactions	—	117,327	—
Capital gain distributions from underlying funds	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	(2,531,072)	12,402,347	129,997,103
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	15,574,875	—
Foreign currency transactions	—	(34,097)	—
Net realized and unrealized gain (loss) on investments and
foreign currency transactions and translation	(1,594,371)	3,154,828	209,746,182
Net increase (decrease) in net assets resulting from operations	$(1,421,910)	$2,407,810	$214,238,820
(1) Interest income includes security lending income of:	$—	$13,603	$5,790
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA	SA International	SA Emerging	SA Real Estate
Value	Small Company	International	Small Company	Markets Value	Securities
Fund	Fund	Value Fund	Fund	Fund	Fund

$11,984,945	$5,379,540	$22,353,034	$5,806,198	$7,052,552	$2,962,757
—	—	—	—	—	—
7,765	60,669	208,281	—	54,554	22,523
—	34,367	2,452,615	—	124,067	1,053,557
4,815	17,877	2,870	—	101	—
—	(3,903)	(2,134,962)	—	(847,593)	—
11,997,525	5,488,550	22,881,838	5,806,198	6,383,681	4,038,837

2,202,396	1,634,026	2,740,051	777,225	903,030	586,779

202,304	153,557	210,088	111,083	60,452	58,484
234,839	173,542	262,432	133,228	88,246	72,129
550,599	408,507	608,900	310,890	200,673	167,651
550,599	1,021,266	1,217,800	—	873,487	167,651
98,935	75,154	110,414	56,524	36,279	29,643
34,953	34,953	34,953	34,953	34,953	34,953
80,021	122,667	161,508	37,525	303,094	51,006
98,756	97,985	99,702	95,348	86,378	88,689
53,357	63,708	55,986	56,293	96,267	59,259
42,485	40,817	43,744	38,942	37,070	35,672
44,139	31,942	37,344	21,891	16,066	17,595
29,910	39,393	47,989	49,733	49,307	23,847
4,223,293	3,897,517	5,630,911	1,723,635	2,785,302	1,393,358
—	—	—	(905)	(498,875)	(89,188)
4,223,293	3,897,517	5,630,911	1,722,730	2,286,427	1,304,170
7,774,232	1,591,033	17,250,927	4,083,468	4,097,254	2,734,667

14,498,398	62,074,223	5,296,185	5,673,754	(3,004,124)	5,386,118
—	—	—	—	—	—
—	—	—	—	—	—
—	—	119,768	—	(37,301)	—
—	—	—	—	—	—

196,796,995	124,429,279	196,706,262	101,590,899	74,688,466	39,325,976
—	—	—	—	—	—
—	—	—	—	—	—
—	—	42,223	—	21,102	—

211,295,393	186,503,502	202,164,438	107,264,653	71,668,143	44,712,094
$219,069,625	$188,094,535	$219,415,365	$111,348,121	$75,765,397	$47,446,761
$7,713	$60,645	$209,541	$—	$54,532	$22,489
$—	$—	$—	$—	$37,303	$—
$—	$—	$—	$—	$596,411	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2021 (Continued)

SA
Worldwide
Moderate
Growth Fund
INVESTMENT INCOME
Income:
Affiliated dividends	341,933
Total Income	341,933

Expenses:
Sub-Administration fees (Note 2)	4,988
Trustees' fees and expenses (Note 2)	34,953
Custody and accounting fees	30,604
Transfer agent fees	4,641
Professional fees *	55,760
Registration fees	25,635
Shareholders report printing expenses	14,581
Insurance expenses	7,740
Miscellaneous expenses	11,492
Total expenses before waivers and reimbursements:	190,394
Less: Fee waiver by the Adviser (Note 2)	(190,394)
Net investment income	341,933
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on:
Investments in affiliates	(278,780)
Capital gain distributions from underlying funds	309,155
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments in affiliates	7,682,280
Net realized and unrealized gain on investments and
foreign currency transactions and translation	7,712,655
Net increase in net assets resulting from operations	$8,054,588
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$172,461	$8,587,118
Net realized gain (loss) on investments and foreign currency transactions	936,701	659,156
Net increase (decrease) in unrealized appreciation (depreciation)	(2,531,072)	342,424
Net increase (decrease) in net assets from operations	(1,421,910)	9,588,698

Distributions to shareholders:
Investor Class	(5,981)	(1,325,810)
Select Class	(538,634)	(7,519,379)
Total distributions to shareholders	(544,615)	(8,845,189)

Capital share transactions
Proceeds from sale of shares
Investor Class	15,674,856	12,071,114
Select Class	112,726,044	82,796,867
	128,400,900	94,867,981
Value of distributions reinvested
Investor Class	5,905	1,307,312
Select Class	530,259	7,379,380
	536,164	8,686,692
Cost of shares redeemed
Investor Class	(19,886,868)	(37,021,259)
Select Class	(96,252,541)	(157,782,049)
	(116,139,409)	(194,803,308)
Tax-free interclass conversion
Investor Class	(7,093,927)	(9,430,941)
Select Class	7,093,927	9,430,941
	—	—
Total capital share transactions	12,797,655	(91,248,635)
Total increase (decrease) in net assets	10,831,130	(90,505,126)

NET ASSETS
Beginning of year	$539,391,571	$629,896,697
End of year	$550,222,701	$539,391,571

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	1,542,952	1,188,116
Select Class	11,096,106	8,156,361

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

$(747,018)	$1,383,908	$4,492,638	$7,557,488
(24,788,297)	20,439,764	79,749,079	51,273,046
27,943,125	(9,630,572)	129,997,103	(18,767,616)
2,407,810	12,193,100	214,238,820	40,062,918

—	(4,148,976)	(8,604,685)	(16,802,237)
—	(23,851,052)	(40,905,545)	(65,886,578)
—	(28,000,028)	(49,510,230)	(82,688,815)

20,264,019	20,881,450	5,628,094	8,125,897
165,355,289	147,764,376	56,340,019	63,057,750
185,619,308	168,645,826	61,968,113	71,183,647

—	4,095,942	8,082,999	15,971,544
—	23,507,692	40,366,393	65,017,485
—	27,603,634	48,449,392	80,989,029

(24,553,764)	(44,611,309)	(37,968,311)	(58,504,238)
(120,681,397)	(193,298,631)	(160,863,649)	(206,000,192)
(145,235,161)	(237,909,940)	(198,831,960)	(264,504,430)

(8,063,216)	(11,372,926)	(11,143,325)	(9,010,402)
8,063,216	11,372,926	11,143,325	9,010,402
—	—	—	—
40,384,147	(41,660,480)	(88,414,455)	(112,331,754)
42,791,957	(57,467,408)	76,314,135	(154,957,651)

$693,846,499	$751,313,907	$600,345,034	$755,302,685
$736,638,456	$693,846,499	$676,659,169	$600,345,034

2,147,141	2,173,001	206,937	340,329
17,570,504	15,451,976	2,086,752	2,728,044

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Shares issued for distributions reinvested
Investor Class	581	128,916
Select Class	52,167	728,143
Shares redeemed
Investor Class	(1,956,816)	(3,646,934)
Select Class	(9,472,444)	(15,555,449)
Tax-free interclass conversion
Investor Class	(698,734)	(928,091)
Select Class	698,237	928,920
Net increase (decrease) in fund shares	1,262,049	(9,000,018)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

—	430,854	308,394	664,374
—	2,485,743	1,548,979	2,719,259

(2,602,042)	(4,653,088)	(1,420,874)	(2,467,312)
(12,827,183)	(20,257,790)	(6,024,114)	(8,752,171)

(854,218)	(1,183,519)	(393,649)	(415,754)
856,169	1,188,290	395,676	417,360
4,290,371	(4,364,533)	(3,291,899)	(4,765,871)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$7,774,232	$10,728,909
Net realized gain (loss) on investments and foreign currency transactions	14,498,398	(5,144,102)
Net increase (decrease) in unrealized appreciation (depreciation)	196,796,995	(81,542,513)
Net increase (decrease) in net assets from operations	219,069,625	(75,957,706)

Distributions to shareholders:
Investor Class	(1,207,898)	(5,623,754)
Select Class	(8,067,613)	(27,287,842)
Total distributions to shareholders	(9,275,511)	(32,911,596)

Capital share transactions
Proceeds from sale of shares
Investor Class	6,638,104	13,384,483
Select Class	55,712,967	106,667,979
	62,351,071	120,052,462

Value of distributions reinvested
Investor Class	1,179,365	5,494,859
Select Class	7,951,055	25,473,417
	9,130,420	30,968,276
Cost of shares redeemed
Investor Class	(24,970,747)	(34,730,745)
Select Class	(125,425,701)	(124,074,322)
	(150,396,448)	(158,805,067)
Tax-free interclass conversion
Investor Class	(8,011,110)	(7,478,716)
Select Class	8,011,110	7,478,716
	—	—
Total capital share transactions	(78,914,957)	(7,784,329)
Total increase (decrease) in net assets	130,879,157	(116,653,631)

NET ASSETS
Beginning of year	$476,322,308	$592,975,939
End of year	$607,201,465	$476,322,308

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

$1,591,033	$2,255,606	$17,250,927	$13,426,520
62,074,223	3,292,073	5,415,953	(27,549,236)
124,429,279	(48,379,710)	196,748,485	(99,951,761)
188,094,535	(42,832,031)	219,415,365	(114,074,477)

(1,519,636)	(3,409,041)	(1,756,435)	(4,103,404)
(9,388,798)	(16,655,015)	(12,115,207)	(22,391,509)
(10,908,434)	(20,064,056)	(13,871,642)	(26,494,913)

4,611,386	12,040,529	6,935,571	16,696,723
39,345,116	90,783,911	59,038,515	116,243,270
43,956,502	102,824,440	65,974,086	132,939,993

1,486,419	3,321,886	1,724,585	4,025,053
9,264,524	15,495,388	11,951,797	21,118,863
10,750,943	18,817,274	13,676,382	25,143,916

(23,775,328)	(24,034,625)	(29,084,239)	(33,515,415)
(133,706,769)	(88,558,580)	(151,135,720)	(131,201,984)
(157,482,097)	(112,593,205)	(180,219,959)	(164,717,399)

(5,262,672)	(4,997,884)	(8,503,066)	(7,790,925)
5,262,672	4,997,884	8,503,066	7,790,925
—	—	—	—
(102,774,652)	9,048,509	(100,569,491)	(6,633,490)
74,411,449	(53,847,578)	104,974,232	(147,202,880)

$357,391,776	$411,239,354	$545,476,420	$692,679,300
$431,803,225	$357,391,776	$650,450,652	$545,476,420

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	390,818	862,159
Select Class	3,252,551	7,069,084
Shares issued for distributions reinvested
Investor Class	70,284	310,620
Select Class	476,396	1,446,531
Shares redeemed
Investor Class	(1,464,984)	(2,214,345)
Select Class	(7,202,382)	(8,287,743)
Tax-free interclass conversion
Investor Class	(393,583)	(526,768)
Select Class	395,144	528,755
Net decrease in fund shares	(4,475,756)	(811,707)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

168,046	530,838	670,920	1,876,884
1,398,177	4,130,316	5,688,830	13,134,152

53,181	128,955	166,305	363,272
332,419	602,933	1,158,120	1,914,675

(850,806)	(1,063,077)	(2,821,558)	(3,476,298)
(4,721,618)	(4,059,771)	(14,402,511)	(14,374,582)

(162,072)	(246,057)	(702,982)	(893,333)
162,347	246,413	705,751	896,375
(3,620,326)	270,550	(9,537,125)	(558,855)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$4,083,468	$5,509,953
Net realized gain (loss) on investments and foreign currency transactions	5,673,754	3,383,298
Net increase (decrease) in unrealized appreciation (depreciation)	101,590,899	(31,780,465)
Net increase (decrease) in net assets from operations	111,348,121	(22,887,214)

Distributions to shareholders:
Investor Class	(873,744)	(3,310,038)
Select Class	(5,861,440)	(16,168,256)
Total distributions to shareholders	(6,735,184)	(19,478,294)

Capital share transactions
Proceeds from sale of shares
Investor Class	3,012,303	4,956,614
Select Class	25,421,113	38,036,789
	28,433,416	42,993,403
Value of distributions reinvested
Investor Class	855,595	3,235,712
Select Class	5,783,462	15,954,808
	6,639,057	19,190,520
Cost of shares redeemed
Investor Class	(12,505,585)	(17,749,929)
Select Class	(64,723,253)	(54,607,570)
	(77,228,838)	(72,357,499)
Tax-free interclass conversion
Investor Class	(4,359,529)	(3,920,462)
Select Class	4,359,529	3,920,462
	—	—
Total capital share transactions	(42,156,365)	(10,173,576)
Total increase (decrease) in net assets	62,456,572	(52,539,084)

NET ASSETS
Beginning of year	$272,058,547	$324,597,631
End of year	$334,515,119	$272,058,547

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

$4,097,254	$4,322,218	$2,734,667	$3,755,697
(3,041,425)	(13,419,899)	5,386,118	2,066,537
74,709,568	(34,218,162)	39,325,976	(18,859,844)
75,765,397	(43,315,843)	47,446,761	(13,037,610)

(428,638)	(713,402)	(851,947)	(1,423,502)
(3,427,507)	(4,453,559)	(5,539,852)	(7,112,402)
(3,856,145)	(5,166,961)	(6,391,799)	(8,535,904)

2,790,881	4,976,831	2,220,122	2,960,123
25,028,628	43,876,587	21,037,512	25,548,122
27,819,509	48,853,418	23,257,634	28,508,245

422,384	702,205	838,814	1,402,951
3,382,640	4,137,606	5,463,111	7,014,151
3,805,024	4,839,811	6,301,925	8,417,102

(7,020,768)	(10,220,751)	(6,652,487)	(10,870,757)
(40,207,149)	(41,080,546)	(30,588,293)	(34,929,458)
(47,227,917)	(51,301,297)	(37,240,780)	(45,800,215)

(2,758,955)	(2,830,219)	(2,235,345)	(2,627,760)
2,758,955	2,830,219	2,235,345	2,627,760
—	—	—	—
(15,603,384)	2,391,932	(7,681,221)	(8,874,868)
56,305,868	(46,090,872)	33,373,741	(30,448,382)

$170,718,570	$216,809,442	$159,149,891	$189,598,273
$227,024,438	$170,718,570	$192,523,632	$159,149,891

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	140,754	266,159
Select Class	1,188,982	2,143,493
Shares issued for distributions reinvested
Investor Class	40,282	159,552
Select Class	273,838	791,017
Shares redeemed
Investor Class	(602,870)	(989,404)
Select Class	(3,068,620)	(3,092,356)
Tax-free interclass conversion
Investor Class	(180,888)	(242,521)
Select Class	181,760	243,578
Net decrease in fund shares	(2,026,762)	(720,482)

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

295,977	592,694	185,442	241,020
2,654,066	5,294,978	1,772,822	2,143,463

45,516	72,095	74,231	112,146
364,901	425,680	485,610	562,934

(758,302)	(1,210,793)	(567,332)	(903,052)
(4,288,934)	(5,153,190)	(2,585,148)	(2,958,229)

(261,677)	(361,496)	(170,860)	(234,761)
261,749	361,701	171,486	235,455
(1,686,704)	21,669	(633,749)	(801,024)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$341,933	$816,155
Net realized gain on investments and foreign currency transactions	30,375	891,514
Net increase (decrease) in unrealized appreciation (depreciation)	7,682,280	(4,256,602)
Net increase (decrease) in net assets from operations	8,054,588	(2,548,933)
Distributions to shareholders	(1,248,295)	(1,858,952)

Capital share transactions
Proceeds from sale of shares	4,380,054	6,857,356
Value of distributions reinvested	1,243,187	1,851,726
Cost of shares redeemed	(15,725,106)	(12,046,911)
Total capital share transactions	(10,101,865)	(3,337,829)
Total decrease in net assets	(3,295,572)	(7,745,714)

NET ASSETS
Beginning of year	$30,464,080	$38,209,794
End of year	$27,168,508	$30,464,080

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	408,508	688,179
Shares issued for distributions reinvested	116,077	170,666
Shares redeemed	(1,483,293)	(1,194,954)
Net decrease in fund shares	(958,708)	(336,109)

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30,
Investor Class	2021		2020	2019	2018	2017
Net asset value, beginning of period	$10.17		$10.16	$10.11	$10.18	$10.22

Income from investment operations:
Net investment income (loss)	(0.02	)(1)(3)	0.13 (1)	(0.20)	(0.05)	0.06
Net realized and unrealized gain
(loss) on investments	(0.03	)(3)	0.01	0.46	0.07	(0.05)
Total from investment operations	(0.05)		0.14	0.26	0.02	0.01

Less distributions from:
Net investment income	(0.00	)(2)	(0.13)	(0.21)	(0.09)	(0.05)

Net asset value, end of period	$10.12		$10.17	$10.16	$10.11	$10.18

Total return	(0.48)%		1.42%	2.58%	0.17%	0.10%
Net assets, end of period (000s)	$68,818		$80,440	$113,430	$147,431	$606,640
Ratio of net expenses to average net assets	0.64%		0.63%	0.64%	0.64%	0.65%
Ratio of gross expenses to average net assets	0.64%		0.63%	0.64%	0.64%	0.65%
Ratio of net investment income (loss)
to average net assets	(0.15)%		1.28%	1.92%	0.94%	0.56%
Portfolio turnover rate	113%		49%	88%	107%	115%

(1)	Calculated based on average shares outstanding during the year.
(2)	Amount rounds to less than $(0.005) per share.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
Select Class	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Period Ended June 30, 2018(1)
Net asset value, beginning of period	$10.16	$10.15	$10.10	$10.18

Income from investment operations:
Net investment income (loss)	0.01 (2)	0.15 (2)	(0.25)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.03)	0.01	0.53	0.13
Total from investment operations	(0.02)	0.16	0.28	0.03

Less distributions from:
Net investment income	(0.01)	(0.15)	(0.23)	(0.11)

Net asset value, end of period	$10.13	$10.16	$10.15	$10.10

Total return	(0.18)%	1.60%	2.83%	0.33	%(3)
Net assets, end of period (000s)	$481,404	$458,952	$516,466	$472,402
Ratio of net expenses to average net assets	0.42%	0.42%	0.41%	0.43	%(4)
Ratio of gross expenses to average net assets	0.42%	0.42%	0.41%	0.43	%(4)(5)
Ratio of net investment income to average net assets	0.06%	1.47%	2.17%	1.55	%(4)
Portfolio turnover rate	113%	49%	88%	107%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
Investor Class	2021		2020		2019	2018		2017
Net asset value, beginning of period	$9.42		$9.63		$9.59	$9.63		$9.79

Income from investment operations:
Net investment income (loss)	(0.03	)(1)	0.00	(1)(2)	(0.09)	0.20		0.09
Net realized and unrealized gain
(loss) on investments	0.05		0.14		0.46	(0.20)		(0.13)
Total from investment operations	0.02		0.14		0.37	—		(0.04)

Less distributions from:
Net investment income	—		(0.35)		(0.33)	(0.04)		(0.10)
Capital gains	—		—		—	(0.00	)(3)	(0.02)
Total distributions	—		(0.35)		(0.33)	(0.04)		(0.12)

Net asset value, end of period	$9.44		$9.42		$9.63	$9.59		$9.63

Total return	0.21%		1.46%		3.90%	0.04%		(0.33)%
Net assets, end of period (000s)	$88,378		$100,567		$133,954	$170,558		$721,120
Ratio of net expenses to average net assets	0.73%		0.73%		0.73%	0.73%		0.73%
Ratio of gross expenses to average net assets	0.73%		0.73%		0.73%	0.73%		0.73%
Ratio of net investment income
(loss) to average net assets	(0.30)%		0.01%		0.53%	1.02%		1.06%
Portfolio turnover rate	111%		58%		75%	46%		41%

(1)	Calculated based on average shares outstanding during the year.
(2)	Amount rounds to less than $0.005 per share.
(3)	Amount rounds to less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended		Year Ended	Year Ended	Period Ended
Select Class	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$9.38		$9.59	$9.59	$9.62

Income from investment operations:
Net investment income (loss)	(0.01	)(2)	0.02 (2)	(0.29)	(0.02)
Net realized and unrealized gain (loss) on investments	0.05		0.14	0.68	0.04
Total from investment operations	0.04		0.16	0.39	0.02

Less distributions from:
Net investment income	—		(0.37)	(0.39)	(0.05)

Net asset value, end of period	$9.42		$9.38	$9.59	$9.59

Total return	0.43%		1.66%	4.12%	0.25	%(3)
Net assets, end of period (000s)	$648,261		$593,280	$617,360	$568,896
Ratio of net expenses to average net assets	0.52%		0.51%	0.51%	0.52	%(4)
Ratio of gross expenses to average net assets	0.52%		0.51%	0.51%	0.54	%(4)(5)
Ratio of net investment income (loss) to average net assets	(0.08)%		0.21%	0.73%	1.12	%(4)
Portfolio turnover rate	111%		58%	75%	46%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
Investor Class	2021	2020	2019	2018		2017
Net asset value, beginning of period	$23.37	$24.79	$24.18	$21.71		$19.56

Income from investment operations:
Net investment income (loss)	0.14 (1)	0.23 (1)	0.01	(0.02)		0.22
Net realized and unrealized gain on investments	8.87	1.43	1.95	3.45		3.16
Total from investment operations	9.01	1.66	1.96	3.43		3.38

Less distributions from:
Net investment income	(0.22)	(0.26)	(0.17)	(0.22)		(0.26)
Capital gains	(1.94)	(2.82)	(1.18)	(0.74)		(0.97)
Total distributions	(2.16)	(3.08)	(1.35)	(0.96)		(1.23)

Net asset value, end of period	$30.22	$23.37	$24.79	$24.18		$21.71

Total return	39.94%	6.31%	9.30%	15.91%		17.81%
Net assets, end of period (000s)	$106,102	$112,429	$165,849	$205,989		$731,679
Ratio of net expenses to average net assets	0.87%	0.88%	0.88%	0.90%		0.93%
Ratio of gross expenses to average net assets	0.87%	0.88%	0.88%	0.90	%(2)	0.93%
Ratio of net investment income to average net assets	0.53%	0.98%	1.02%	0.90%		1.06%
Portfolio turnover rate	1%	3%	4%	6%		8%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$23.28	$24.71	$24.20	$21.74

Income from investment operations:
Net investment income (loss)	0.20 (2)	0.28 (2)	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	8.82	1.43	2.26	3.65
Total from investment operations	9.02	1.71	1.98	3.45

Less distributions from:
Net investment income	(0.28)	(0.32)	(0.29)	(0.25)
Capital gains	(1.94)	(2.82)	(1.18)	(0.74)
Total distributions	(2.22)	(3.14)	(1.47)	(0.99)

Net asset value, end of period	$30.08	$23.28	$24.71	$24.20

Total return	40.20%	6.56%	9.51%	15.99	%(3)
Net assets, end of period (000s)	$570,557	$487,916	$589,454	$588,965
Ratio of net expenses to average net assets	0.66%	0.67%	0.66%	0.67	%(4)
Ratio of gross expenses to average net assets	0.66%	0.67%	0.66%	0.68	%(4)(5)
Ratio of net investment income to average net assets	0.74%	1.19%	1.24%	1.12	%(4)
Portfolio turnover rate	1%	3%	4%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
Investor Class	2021	2020	2019	2018		2017
Net asset value, beginning of period	$14.10	$17.13	$18.39	$18.51		$16.11

Income from investment operations:
Net investment income (loss)	0.21 (2)	0.28 (2)	(0.03)	(0.00	)(1)	0.22
Net realized and unrealized gain (loss) on investments	6.66	(2.39)	0.24	1.83		3.07
Total from investment operations	6.87	(2.11)	0.21	1.83		3.29

Less distributions from:
Net investment income	(0.26)	(0.26)	(0.19)	(0.24)		(0.25)
Capital gains	—	(0.66)	(1.28)	(1.71)		(0.64)
Total distributions	(0.26)	(0.92)	(1.47)	(1.95)		(0.89)

Net asset value, end of period	$20.71	$14.10	$17.13	$18.39		$18.51

Total return	49.17%	(13.42)%	2.43%	9.59%		20.67%
Net assets, end of period (000s)	$80,613	$74,571	$117,485	$152,688		$572,841
Ratio of net expenses to average net assets	0.95%	0.95%	0.96%	0.97%		1.00%
Ratio of gross expenses to average net assets	0.95%	0.95%	0.96%	0.97%		1.00%
Ratio of net investment income to average net assets	1.24%	1.71%	1.53%	1.41%		1.29%
Portfolio turnover rate	5%	10%	11%	19%		16%

(1)	Amount rounds to less than $(0.005) per share.
(2)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$14.04	$17.07	$18.41	$18.62

Income from investment operations:
Net investment income (loss)	0.25 (2)	0.31 (2)	(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	6.64	(2.38)	0.51	1.99
Total from investment operations	6.89	(2.07)	0.23	1.76

Less distributions from:
Net investment income	(0.30)	(0.30)	(0.29)	(0.26)
Capital gains	—	(0.66)	(1.28)	(1.71)
Total distributions	(0.30)	(0.96)	(1.57)	(1.97)

Net asset value, end of period	$20.63	$14.04	$17.07	$18.41

Total return	49.58%	(13.26)%	2.63%	9.20	%(3)
Net assets, end of period (000s)	$526,588	$401,751	$475,491	$448,694
Ratio of net expenses to average net assets	0.73%	0.74%	0.74%	0.75	%(4)
Ratio of gross expenses to average net assets	0.73%	0.74%	0.74%	0.76	%(4)(5)
Ratio of net investment income to average net assets	1.44%	1.93%	1.76%	1.46	%(4)
Portfolio turnover rate	5%	10%	11%	19%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
Investor Class	2021	2020	2019	2018		2017
Net asset value, beginning of period	$21.77	$25.46	$27.37	$25.76		$22.40

Income from investment operations:
Net investment income (loss)	0.06 (1)	0.09 (1)	0.07	(0.06)		0.05
Net realized and unrealized gain (loss) on investments	12.60	(2.62)	(1.27)	3.75		4.62
Total from investment operations	12.66	(2.53)	(1.20)	3.69		4.67

Less distributions from:
Net investment income	(0.06)	(0.07)	—	(0.05)		(0.08)
Capital gains	(0.63)	(1.09)	(0.71)	(2.03)		(1.23)
Total distributions	(0.69)	(1.16)	(0.71)	(2.08)		(1.31)

Net asset value, end of period	$33.74	$21.77	$25.46	$27.37		$25.76

Total return	58.84%	(10.66)%	(3.94)%	14.64%		20.90%
Net assets, end of period (000s)	$59,623	$55,701	$81,679	$113,007		$402,770
Ratio of net expenses to average net assets	1.14%	1.14%	1.15%	1.17%		1.20%
Ratio of gross expenses to average net assets	1.14%	1.14%	1.15%	1.21	%(2)	1.27	%(2)
Ratio of net investment income to average net assets	0.20%	0.38%	0.31%	0.26%		0.26%
Portfolio turnover rate	7%	14%	12%	16%		12%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$21.74	$25.43	$27.41	$25.96

Income from investment operations:
Net investment income (loss)	0.12 (2)	0.14 (2)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	12.58	(2.61)	(1.08)	3.62
Total from investment operations	12.70	(2.47)	(1.16)	3.56

Less distributions from:
Net investment income	(0.12)	(0.13)	(0.11)	(0.08)
Capital gains	(0.63)	(1.09)	(0.71)	(2.03)
Total distributions	(0.75)	(1.22)	(0.82)	(2.11)

Net asset value, end of period	$33.69	$21.74	$25.43	$27.41

Total return	59.18%	(10.45)%	(3.73)%	14.05	%(3)
Net assets, end of period (000s)	$372,180	$301,691	$329,561	$331,999
Ratio of net expenses to average net assets	0.92%	0.92%	0.92%	0.93	%(4)
Ratio of gross expenses to average net assets	0.92%	0.92%	0.92%	0.95	%(4)(5)
Ratio of net investment income to average net assets	0.42%	0.61%	0.56%	0.48	%(4)
Portfolio turnover rate	7%	14%	12%	16%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
Investor Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.71	$10.96	$11.87	$11.20	$9.16

Income from investment operations:
Net investment income	0.28 (1)	0.19 (1)	0.13	0.15	0.27
Net realized and unrealized gain (loss) on investments	3.48	(2.03)	(0.85)	0.83	2.07
Total from investment operations	3.76	(1.84)	(0.72)	0.98	2.34

Less distributions from:
Net investment income	(0.22)	(0.41)	(0.19)	(0.31)	(0.30)

Net asset value, end of period	$12.25	$8.71	$10.96	$11.87	$11.20

Total return	43.64%	(17.62)%	(5.88)%	8.61%	25.81%
Net assets, end of period (000s)	$80,507	$80,664	$124,822	$174,610	$714,939
Ratio of net expenses to average net assets	1.11%	1.11%	1.12%	1.12%	1.13	%(2)
Ratio of gross expenses to average net assets	1.11%	1.11%	1.12%	1.12%	1.13	%(2)
Ratio of net investment income to average net assets	2.64%	1.92%	2.67%	1.86%	2.51%
Portfolio turnover rate	9%	13%	19%	21%	17%
(1)	Calculated based on average shares outstanding during the year.
(2)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$8.68	$10.93	$11.89	$11.28

Income from investment operations:
Net investment income (loss)	0.30 (2)	0.22 (2)	(0.19)	(0.21)
Net realized and unrealized gain (loss) on investments	3.47	(2.04)	(0.51)	1.14
Total from investment operations	3.77	(1.82)	(0.70)	0.93

Less distributions from:
Net investment income	(0.24)	(0.43)	(0.26)	(0.32)

Net asset value, end of period	$12.21	$8.68	$10.93	$11.89

Total return	44.00%	(17.46)%	(5.66)%	8.16	%(3)
Net assets, end of period (000s)	$569,943	$464,812	$567,858	$560,676
Ratio of net expenses to average net assets	0.89%	0.90%	0.90%	0.90	%(4)
Ratio of gross expenses to average net assets	0.89%	0.90%	0.90%	0.92	%(4)(5)
Ratio of net investment income to average net assets	2.86%	2.20%	3.08%	4.25	%(4)
Portfolio turnover rate	9%	13%	19%	21%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
Investor Class	2021		2020	2019		2018	2017
Net asset value, beginning of period	$17.32		$19.75	$22.94		$22.09	$18.72

Income from investment operations:
Net investment income (loss)	0.24	(1)	0.31 (1)	(0.21)		(0.60)	0.18
Net realized and unrealized gain (loss) on investments	7.31		(1.57)	(1.80)		2.46	3.97
Total from investment operations	7.55		(1.26)	(2.01)		1.86	4.15

Less distributions from:
Net investment income	(0.24)		(0.35)	(0.29)		(0.43)	(0.36)
Capital gains	(0.19)		(0.82)	(0.89)		(0.58)	(0.42)
Total distributions	(0.43)		(1.17)	(1.18)		(1.01)	(0.78)

Net asset value, end of period	$24.44		$17.32	$19.75		$22.94	$22.09

Total return	43.94%		(7.26)%	(8.05)%		8.35%	22.87%
Net assets, end of period (000s)	$43,416		$41,203	$62,905		$90,584	$355,959
Ratio of net expenses to average net assets†	0.75%		0.75%	0.75%		0.86%	0.96	%(2)
Ratio of gross expenses to average net assets†	0.75	%(3)	0.75%	0.76	%(3)	0.86%	0.96	%(2)
Ratio of net investment income to average net assets†(4)	1.11%		1.63%	1.58%		1.27%	0.64%
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(5)	0.49%		0.53%	0.54%		0.53%	0.53%
Ratio of expenses to average net assets for the DFA Portfolio†(6)	0.53%		0.54%	0.53%		0.53%	0.53%
Portfolio turnover rate(7)	2%		6%	6%		6%	0%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Calculated based on average shares outstanding during the year.
(2)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 0.97% and 0.97%, respectively.
(3)	Gross expenses before waivers of expenses.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	The DFA Portfolio expense ratios are as of April 30, 2021, 2020, 2019, 2018 and 2017 respectively and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2020, 2019, 2018, 2017 and 2016 respectively.
(7)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$17.24	$19.67	$22.96	$22.01

Income from investment operations:
Net investment income (loss)	0.29 (2)	0.34 (2)	(0.40)	(0.41)
Net realized and unrealized gain (loss) on investments	7.27	(1.55)	(1.58)	2.40
Total from investment operations	7.56	(1.21)	(1.98)	1.99

Less distributions from:
Net investment income	(0.29)	(0.41)	(0.42)	(0.46)
Capital gains	(0.19)	(0.81)	(0.89)	(0.58)
Total distributions	(0.48)	(1.22)	(1.31)	(1.04)

Net asset value, end of period	$24.32	$17.24	$19.67	$22.96

Total return	44.25%	(7.06)%	(7.81)%	8.98	%(3)
Net assets, end of period (000s)	$291,100	$230,856	$261,693	$264,464
Ratio of net expenses to average net assets†	0.52%	0.53%	0.52%	0.54	%(4)
Ratio of gross expenses to average net assets†	0.52%	0.53%	0.52%	0.57	%(4)(5)
Ratio of net investment income to average net assets†(6)	1.35%	1.85%	1.91%	0.98	%(4)
Ratio of expenses to average net assets for
the DFA Portfolio (unaudited)†(7)	0.49%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets
for the DFA Portfolio†(8)	0.53%	0.54%	0.53%	0.53%
Portfolio turnover rate(9)	2%	6%	6%	6%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	The DFA Portfolio expense ratios are as of April 30, 2021, 2020, 2019 and 2018 respectively and are unaudited.
(8)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2020, 2019, 2018 and 2017 respectively.
(9)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
Investor Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.75	$9.85	$9.93	$9.56	$7.78

Income from investment operations:
Net investment income (loss)	0.17 (1)	0.18 (1)	(0.12)	(0.11)	0.09
Net realized and unrealized gain (loss) on investments	3.40	(2.07)	0.20	0.62	1.79
Total from investment operations	3.57	(1.89)	0.08	0.51	1.88

Less distributions from:
Net investment income	(0.17)	(0.21)	(0.16)	(0.14)	(0.10)
Net asset value, end of period	$11.15	$7.75	$9.85	$9.93	$9.56

Total return	46.51%	(19.60)%	0.97%	5.23%	24.42%
Net assets, end of period (000s)	$24,222	$22,078	$37,001	$49,384	$204,553
Ratio of net expenses to average net assets	1.32%	1.35%	1.35%	1.38%	1.40%
Ratio of gross expenses to average net assets(2)	1.61%	1.61%	1.62%	1.61%	1.66%
Ratio of net investment income to average net assets	1.83%	2.06%	1.78%	1.26%	0.93%
Portfolio turnover rate	22%	22%	12%	18%	21%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$7.74	$9.84	$9.94	$9.61

Income from investment operations:
Net investment income (loss)	0.20 (2)	0.19 (2)	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	3.40	(2.06)	0.30	0.59
Total from investment operations	3.60	(1.87)	0.10	0.48

Less distributions from:
Net investment income	(0.19)	(0.23)	(0.20)	(0.15)
Net asset value, end of period	$11.15	$7.74	$9.84	$9.94

Total return	46.98%	(19.45)%	1.10%	4.87	%(3)
Net assets, end of period (000s)	$202,802	$148,641	$179,808	$164,047
Ratio of net expenses to average net assets	1.12%	1.14%	1.15%	1.16	%(4)
Ratio of gross expenses to average net assets(5)	1.36%	1.37%	1.37%	1.41	%(4)
Ratio of net investment income to average net assets	2.07%	2.23%	1.88%	1.74	%(4)
Portfolio turnover rate	22%	22%	12%	18%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
Investor Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.02	$12.43	$11.40	$11.38	$12.17

Income from investment operations:
Net investment income (loss)	0.17 (1)	0.22 (1)	(0.34)	0.14	0.21
Net realized and unrealized gain
(loss) on investments	3.20	(1.08)	1.79	0.21	(0.59)
Total from investment operations	3.37	(0.86)	1.45	0.35	(0.38)

Less distributions from:
Net investment income	(0.29)	(0.15)	(0.35)	(0.14)	(0.35)
Capital gains	(0.15)	(0.40)	(0.07)	(0.19)	(0.06)
Total distributions	(0.44)	(0.55)	(0.42)	(0.33)	(0.41)

Net asset value, end of period	$13.95	$11.02	$12.43	$11.40	$11.38

Total return	31.57%	(7.47)%	13.32%	3.14%	(2.98)%
Net assets, end of period (000s)	$23,828	$24,097	$36,944	$44,916	$172,150
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.98%	1.00%
Ratio of gross expenses to average net assets(2)	1.05%	1.02%	1.04%	1.04%	1.05%
Ratio of net investment income to average net assets	1.44%	1.82%	2.28%	2.27%	1.53%
Portfolio turnover rate	4%	3%	6%	6%	7%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$10.98	$12.40	$11.41	$11.53

Income from investment operations:
Net investment income (loss)	0.20 (2)	0.25 (2)	(0.53)	(0.09)
Net realized and unrealized gain (loss) on investments	3.19	(1.09)	2.00	0.32
Total from investment operations	3.39	(0.84)	1.47	0.23

Less distributions from:
Net investment income	(0.32)	(0.18)	(0.41)	(0.16)
Capital gains	(0.15)	(0.40)	(0.07)	(0.19)
Total distributions	(0.47)	(0.58)	(0.48)	(0.35)

Net asset value, end of period	$13.90	$10.98	$12.40	$11.41

Total return	31.91%	(7.35)%	13.54%	2.03	%(3)
Net assets, end of period (000s)	$168,696	$135,052	$152,655	$140,647
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.76	%(4)
Ratio of gross expenses to average net assets(5)	0.80%	0.79%	0.78%	0.85	%(4)
Ratio of net investment income to average net assets	1.66%	2.09%	2.42%	3.10	%(4)
Portfolio turnover rate	4%	3%	6%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.54	$10.83	$11.29	$10.73	$9.51

Income from investment operations:
Net investment income (loss)	0.14 (1)	0.24 (1)	(0.18)	(0.15)	0.14
Net realized and unrealized gain (loss) on investments	3.01	(0.97)	0.39	1.03	1.27
Total from investment operations	3.15	(0.73)	0.21	0.88	1.41

Less distributions from:
Net investment income	(0.20)	(0.25)	(0.21)	(0.15)	(0.14)
Capital gains	(0.33)	(0.31)	(0.46)	(0.17)	(0.05)
Total distributions	(0.53)	(0.56)	(0.67)	(0.32)	(0.19)

Net asset value, end of period	$12.16	$9.54	$10.83	$11.29	$10.73

Total return	33.71%	(7.33)%	2.53%	8.11%	15.04%
Net assets, end of period (000s)	$27,169	$30,464	$38,210	$35,745	$27,422
Ratio of net expenses to average net assets(2)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(2)(3)	0.69%	0.54%	0.51%	0.60%	0.61%
Ratio of net investment income to average net assets(2)(4)	1.24%	2.36%	2.07%	1.09%	1.32%
Portfolio turnover rate	11%	23%	14%	20%	11%

(1)	Calculated based on average shares outstanding during the year.
(2)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(3)	Gross expenses before waivers of expenses.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, commenced operations on July 1, 2015.

Each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, offers Investor Class shares and Select Class shares. The SA Worldwide Moderate Growth Fund offers only a single share class.

Select Class shares are available to investors that invest through the Strategist Program of Buckingham Strategic Partners, LLC (the “Adviser” or “Buckingham”) and certain registered investment companies at the discretion of the Adviser. In addition, Select Class shares are available to certain Turn-Key Asset Management Program participants who invest through a unified managed account program sponsored by the Adviser and who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the SA Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”),

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

an open-end management investment company. As of June 30, 2021, the SA International Small Company Fund held approximately 2.73% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the SA Worldwide Moderate Growth Fund. This target is the approximate percentage of the SA Worldwide Moderate Growth Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invested approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. Effective July 1, 2021, the SA Worldwide Moderate Growth Fund will expect to invest approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

The tables below provide a summary of the inputs as of June 30, 2021, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Fair Value
	Investments	Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2021
SA U.S. Fixed Income Fund
Assets
Corporate Bonds and Notes	$—	$50,580,055	$—	$50,580,055
US Government & Agency Obligations	—	484,333,155		484,333,155
Short-Term Investments	1,674,541	11,501,144	—	13,175,685
Total Investments	$1,674,541	$546,414,354	$—	$548,088,895
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$727,170,460	$—	$727,170,460
Short-Term Investments	54,548,429	—	—	54,548,429
Other Financial Instruments
Forward Foreign Currency
Exchange Contracts	—	5,593,917	—	5,593,917
Total Investments	$54,548,429	$732,764,377	$—	$787,312,806
Liabilities
Other Financial Instruments
Forward Foreign Currency
Exchange Contracts	$—	$(2,629,046)	$—	$(2,629,046)
SA U.S. Core Market Fund
Assets
Common Stocks	$648,636,544	$—	$—	$648,636,544
Preferred Stocks	11,691	—	—	11,691
Mutual Funds	26,373,659	—	—	26,373,659
Short-Term Investments	1,963,842	—	—	1,963,842
Total Investments	$676,985,736	$—	$—	$676,985,736
SA U.S. Value Fund
Assets
Common Stocks	$606,564,541	$—	$—	$606,564,541
Short-Term Investments	1,318,366	—	—	1,318,366
Total Investments	$607,882,907	$—	$—	$607,882,907
SA U.S. Small Company Fund
Assets
Common Stocks	$431,113,597	$—	$96,580 †	$431,210,177
Bonds and Notes	—	3,400	—	3,400
Preferred Stocks	210,637	—	—	210,637
Rights and Warrants	3,410	—	474 †	3,884
Short-Term Investments	2,313,911	—	—	2,313,911
Total Investments	$433,641,555	$3,400	$97,054	$433,742,009

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Fair Value
	Investments	Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2021
SA International Value Fund
Assets
Common Stocks	$633,662,536	$—	$0 †	$633,662,536
Preferred Stocks	11,050,047	—	—	11,050,047
Rights and Warrants	83,468	3,110	—	86,578
Short-Term Investments	37,107,314	—	—	37,107,314
Total Investments	$681,903,365	$3,110	$0	$681,906,475
SA International Small Company Fund
Assets
Mutual Funds	$334,688,716	$—	$—	$334,688,716
Total Investments	$334,688,716	$—	$—	$334,688,716
SA Emerging Markets Value Fund
Assets
Common Stocks	$221,888,344 †	$918,750	$0 †	$222,807,094
Preferred Stocks	2,622,724	—	—	2,622,724
Rights and Warrants	98	—	—	98
Short-Term Investments	3,358,427	—	—	3,358,427
Total Investments	$227,869,593	$918,750	$0	$228,788,343
SA Real Estate Securities Fund
Assets
Common Stocks	$191,202,419	$—	$1,835	$191,204,254
Short-Term Investments	865,704	—	—	865,704
Total Investments	$192,068,123	$—	$1,835	$192,069,958
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$27,168,775	$—	$—	$27,168,775
Total Investments	$27,168,775	$—	$—	$27,168,775

†	Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of June 30, 2021, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

			Value of
	Value	Value of Cash	Non-Cash	Total
	of Securities	Collateral	Collateral*	Collateral
SA Global Fixed Income Fund	$40,520,535	$41,360,643	$—	$41,360,643
SA U.S. Core Market Fund	2,299,153	216,928	2,130,296	2,347,224
SA U.S. Value Fund	701,720	709,149	—	709,149
SA U.S. Small Company Fund	11,584,112	1,736,955	10,110,505	11,847,460
SA International Value Fund	55,881,282	36,521,759	22,377,072	58,898,831
SA Emerging Markets Value Fund	6,850,625	3,205,562	4,018,223	7,223,785
SA Real Estate Securities Fund	4,350,245	—	4,450,427	4,450,427

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements
	As of June 30, 2021
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$41,360,643	$ —	$ —	$ —	$41,360,643
Total Borrowings	$41,360,643	$ —	$ —	$ —	$41,360,643
Gross amount of recognized liabilities for securities lending transactions					$41,360,643
SA U.S. Core Market Fund
Government Money Market	$216,928	$ —	$ —	$ —	$216,928
Total Borrowings	$216,928	$ —	$ —	$ —	$216,928
Gross amount of recognized liabilities for securities lending transactions					$216,928
SA U.S. Value Fund
Government Money Market	$709,149	$ —	$ —	$ —	$709,149
Total Borrowings	$709,149	$ —	$ —	$ —	$709,149
Gross amount of recognized liabilities for securities lending transactions					$709,149
SA U.S. Small Company Fund
Government Money Market	$1,736,955	$ —	$ —	$ —	$1,736,955
Total Borrowings	$1,736,955	$ —	$ —	$ —	$1,736,955
Gross amount of recognized liabilities for securities lending transactions					$1,736,955
SA International Value Fund
Government Money Market	$36,521,759	$ —	$ —	$ —	$36,521,759
Total Borrowings	$36,521,759	$ —	$ —	$ —	$36,521,759
Gross amount of recognized liabilities for securities lending transactions					$36,521,759
SA Emerging Markets Value Fund
Government Money Market	$3,205,562	$ —	$ —	$ —	$3,205,562
Total Borrowings	$3,205,562	$ —	$ —	$ —	$3,205,562
Gross amount of recognized liabilities for securities lending transactions					$3,205,562

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the Fund’s use of derivative instruments and hedging activities at June 30, 2021, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Loss(3)	Appreciation(4)
Foreign currency	$5,593,917	$2,629,046	$(59,871,400)	$15,574,875

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward foreign currency exchange contracts assets and collateral held by counterparty as of June 30, 2021:

	Gross Amount of
	Assets Presented	Financial
	in Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Received	Net Amount
Bank of America N.A.	$1,035,024	$(642,619)	—	$392,405
Citibank N.A.	178,131	(175,711)	—	2,420
Morgan Stanley & Co., Inc.	389,339	—	—	389,339
State Street Bank and Trust Co.	3,991,423	(1,810,716)	—	2,180,707

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

Forward foreign currency exchange contracts liabilities and collateral pledged as of June 30, 2021:

	Gross Amount
	of Liabilities
	Presented in	Financial
	Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Pledged	Net Amount
Bank of America N.A.	$(642,619)	$642,619	—	—
Citibank N.A.	(175,711)	175,711	—	—
State Street Bank and Trust Co.	(1,810,716)	1,810,716	—	—

For the fiscal year ended June 30, 2021, the average monthly principal amount of forward foreign currency exchange contracts was $618,611,342.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2021, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2021, SA Emerging Markets Value Fund recorded a deferred liability for potential future India capital gains taxes of $609,496.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2021, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2017- 2019), or expected to be taken in the Funds’ 2020 tax returns.

As of June 30, 2021, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term	Unlimited Long-Term
	Losses	Losses
SA U.S. Fixed Income Fund	$2,162,735	$740,098
SA Global Fixed Income Fund	—	1,683,627
SA International Value Fund	2,601,878	46,552,579
SA Emerging Markets Value Fund	—	17,468,508
SA Worldwide Moderate Growth Fund	—	44,383

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2021 and 2020 were as follows:

	2021		2020
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
SA U.S. Fixed Income Fund	$544,615	$—	$8,845,189	$—
SA Global Fixed Income Fund	—	—	28,000,028	—
SA U.S. Core Market Fund	6,085,032	43,425,198	8,272,727	74,416,088
SA U.S. Value Fund	9,275,511	—	10,266,428	22,645,168
SA U.S. Small Company Fund	3,614,303	7,294,131	2,855,323	17,208,733
SA International Value Fund	13,871,642	—	26,494,913	—
SA International Small Company Fund	4,010,970	2,724,214	6,270,116	13,208,178
SA Emerging Markets Value Fund	3,856,145	—	5,166,961	—
SA Real Estate Securities Fund	4,199,383	2,192,416	2,610,058	5,925,846
SA Worldwide Moderate Growth Fund	473,122	775,173	824,381	1,034,571

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

As of June 30, 2021, the components of distributable earnings on a federal income tax basis were:

		Undistributed	Unrealized	Post October
	Undistributed	Long-Term	Appreciation/	Capital/ Late Year	Capital Loss
	Ordinary Income	Capital Gains	(Depreciation)	Ordinary Loss	Carryforward
SA U.S. Fixed Income Fund	$—	$—	$(656,754)	$(102,255)	$(2,902,833)
SA Global Fixed Income Fund	—	—	6,316,556	—	(1,683,627)
SA U.S. Core Market Fund	1,862,635	42,430,204	552,932,234	(33,023)	—
SA U.S. Value Fund	3,627,026	2,986,853	273,109,246	—	—
SA U.S. Small Company Fund	4,068,967	42,846,651	208,765,709	—	—
SA International Value Fund	12,897,618	—	114,380,034	—	(49,154,457)
SA International Small
Company Fund	72,498	2,555,912	146,894,739	—	—
SA Emerging Markets Value Fund	2,043,474	—	44,442,945	—	(17,468,508)
SA Real Estate Securities Fund	—	3,449,254	93,175,717	—	—
SA Worldwide Moderate
Growth Fund	—	—	4,948,467	—	(44,383)

During the fiscal year ended June 30, 2021, the SA U.S. Fixed Income Fund, the SA Global Fixed Income Fund and the SA International Value Fund utilized $923,070, $4,066,140 and $4,944,195 of capital loss carryforward, respectively. During the fiscal year ended, June 30, 2021, the SA Global Fixed Income Fund had book-to-tax differences of ($6,834,966), primarily related to Straddle loss deferrals.

At June 30, 2021, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
SA U.S. Fixed Income Fund	$548,745,649	$464,825	$(1,121,579)	$(656,754)
SA Global Fixed Income Fund	775,373,643	7,503,685	(1,172,498)	6,331,187
SA U.S. Core Market Fund	124,053,502	553,065,449	(133,215)	552,932,234
SA U.S. Value Fund	334,773,661	284,586,184	(11,476,938)	273,109,246
SA U.S. Small Company Fund	224,976,300	218,983,050	(10,217,341)	208,765,709
SA International Value Fund	567,589,560	153,008,721	(38,691,806)	114,316,915
SA International Small Company Fund	187,793,977	146,894,739	—	146,894,739
SA Emerging Markets Value Fund	183,678,471	62,809,428	(17,699,556)	45,109,872
SA Real Estate Securities Fund	98,894,241	96,722,682	(3,546,965)	93,175,717
SA Worldwide Moderate Growth Fund	22,220,308	4,989,521	(41,054)	4,948,467

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences may include wash sales, passive foreign investment companies, non-REIT return of capital, foreign currency transactions, premium amortization, and straddle losses that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

At June 30, 2021, as a result of permanent book-to-tax differences, the following reclassifications were made on the Statements of Assets and Liabilities. These differences primarily relate to the utilization of tax-equalization, to the tax treatment of corporate action adjustments and net operating losses:

	Paid in	Total distributable
	Capital	earnings (loss)
SA U.S. Fixed Income Fund	$(11,656)	$11,656
SA Global Fixed Income Fund	(12,618,170)	12,618,170
SA U.S. Core Market Fund	7,195,974	(7,195,974)
SA U.S. Small Company Fund	6,871,986	(6,871,986)
SA Worldwide Moderate Growth Fund	(2)	2

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

For the advisory services provided to the Funds under the Advisory Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory
Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%*

*	The advisory fee for the SA Worldwide Moderate Growth Fund has two components. There is no advisory fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a advisory fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a advisory fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.25%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.41%**
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

** Effective March 1, 2021, the Sub-Advisory Agreement was amended to reflect a lowering of the sub-advisory fee from 0.45% to 0.41%.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

fund fees and expenses and extraordinary expenses and any other expenses related to Investments in Other Assets) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board. The expense limitations for the Funds are as follows:

	Expense Limitation
	Investor	Select
	Class	Class
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.70%
SA U.S. Value Fund	1.00%	0.80%
SA U.S. Small Company Fund	1.15%	0.95%
SA International Value Fund	1.15%	0.95%
SA International Small Company Fund	0.75%	0.55%
SA Emerging Markets Value Fund	1.29%*	1.09%*
SA Real Estate Securities Fund	0.95%	0.75%

* Beginning on March 1, 2021, the Adviser voluntarily waived an additional 0.04% of its advisory fees. Prior to that date, the expense limitations for the Investor Class and Select Class were 1.33% and 1.13%, respectively.

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $107,500, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $10,750 per year. Effective January 1, 2021, the Trustees of the Trust receive an annual retainer fee of $118,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2021, the Chairman of the Board receives an annual supplemental compensation of $11,800 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2021 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
SA U.S. Fixed Income Fund	$590,945,858	$32,706,906	$253,920,101	$129,648,782
SA Global Fixed Income Fund	336,575,081	454,961,168	21,017,492	676,965,794
SA U.S. Core Market Fund	—	3,412,585	—	134,046,726
SA U.S. Value Fund	—	25,711,571	—	105,681,438
SA U.S. Small Company Fund	—	28,846,517	—	138,140,832
SA International Value Fund	—	52,559,219	—	154,145,383
SA International Small Company Fund	—	6,561,198	—	51,626,000
SA Emerging Markets Value Fund	—	42,315,590	—	58,311,104
SA Real Estate Securities Fund	—	7,429,483	—	17,408,141
SA Worldwide Moderate Growth Fund	—	2,918,427	—	13,620,049

4. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the fiscal year ended June 30, 2021 follows:

				Net Realized				Dividend
				Gain (Loss)				Income	Capital Gain
	Beginning			on Sales of	Change in			from	Distributions
	Value as of	Purchases		Affiliated	Unrealized	Ending Value	Shares as	Affiliated	from Affiliated
Affiliated Investment	June 30,	at	Proceeds	Investment	Appreciation/	as of	of	Investment	Investment
Companies	2020	Cost	from Sales	Companies	Depreciation	June 30, 2021	June 30, 2021	Companies	Companies
SA Emerging Markets
Value Fund	$3,318,734	$245,578	$(1,722,296)	$(141,426)	$1,279,793	$2,980,383	267,299	$58,431	$—
SA Global Fixed Income
Fund	4,568,648	737,032	(1,235,045)	(26,000)	44,148	4,088,783	434,053	—	—
SA International Value
Fund	5,733,397	358,415	(2,811,762)	(303,410)	2,138,339	5,114,979	418,917	117,348	—
SA Real Estate
Securities Fund	1,843,581	248,173	(876,758)	(17,476)	423,536	1,621,056	116,623	43,066	20,611
SA U.S. Core Market
Fund	3,682,769	459,192	(1,778,533)	355,309	554,258	3,272,995	108,810	32,003	221,715
SA U.S. Fixed Income
Fund	3,044,192	500,334	(814,276)	(219)	(7,429)	2,722,602	268,766	3,084	—
SA U.S. Small Company
Fund	3,402,067	181,057	(1,955,516)	60,936	1,307,861	2,996,405	88,940	12,993	66,829
SA U.S. Value Fund	4,873,508	188,647	(2,425,863)	(206,494)	1,941,774	4,371,572	211,904	75,008	—
Totals	$30,466,896	$2,918,428	$(13,620,049)	$(278,780)	$7,682,280	$27,168,775		$341,933	$309,155

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

5. Recent Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund’s performance and may increase costs related to a Fund’s use of derivatives.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

6. Consideration related to COVID-19 Pandemic

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

7. Executive Order on Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China

On June 3, 2021, President Biden expanded upon the previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies“ or “CCMCs“ or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s Executive Order retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse (the “Executive Order”).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2021 (Continued)

Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly traded securities, as well as securities derivative of, or designed to provide investment exposure to, such securities. This prohibition will take effect on August 2, 2021 for entities listed in the Appendix to the Executive Order (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons will be required to divest of targeted securities of entities listed in the Appendix to the Executive Order by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities).

The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will drive designations going forward.

Companies included on the list of Non-SDN Chinese Military Industrial Complex Companies could prevent the SA Emerging Markets Value Fund from acquiring securities previously deemed suitable investments or result in a forced sale of a security in the portfolio at an inopportune time or price which may result in losses to the Fund. To the extent the Fund invests in securities of Chinese companies listed in the U.S., delisting could impact the Fund`s ability to transact in such securities and could significantly impact their liquidity and market price. Management has begun to undertake actions related to the Executive Order, and will continue to evaluate and determine, what, if any, additional actions are required to comply with the Executive Order.

8. Subsequent Events

Effective July 1, 2021, the Sub-Advisory Agreement was amended to reflect a lowering of the sub-advisory fee paid by the SA U.S. Small Company Fund from 0.25% to 0.20% and a lowering of the sub-advisory fee paid by the SA Emerging Markets Value Fund from 0.41% to 0.36%.

Beginning on July 1, 2021, the Adviser voluntarily waived an additional 0.05% of its advisory fee paid by the SA U.S. Small Company Fund. Prior to that date, the expense limitations for the Investor Class and Select Class were 1.15% and 0.95%, respectively.

Beginning on July 1, 2021, the Adviser voluntarily waived an additional 0.05% of its advisory fee paid by the SA Emerging Markets Value Fund. Prior to that date, the expense limitations for the Investor Class and Select Class were 1.29% and 1.09%, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SA Funds – Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Funds – Investment Trust, comprising SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund (the “Funds”) as of June 30 2021, and the related statements of operations for the year then ended, and the statements of changes in net assets, the related notes, and the financial highlights for each of the two years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2019, and prior, were audited by other auditors whose report dated August 27, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 26, 2021

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT with every third month made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o Buckingham Strategic Partners, LLC
10 Almaden Blvd.
15th Floor
San Jose, California 95113
Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser or its affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Independent Trustees:

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address, (1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served (2)	During Past 5 Years	Trustee	Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992).	10	Director/Officer, Kilohana Martial Arts Association (since June 2018).

Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors & Tiburon Partners Fund (investor in, and advisor to, FinTech and financial services firms) (since April 1998).	10	Director, Edelman Financial Engines (provider of financial planning & investment advisory services) (since January 2014). Director, FacetWealth (provider of financial planning services) (since February 2018). Director, Lefteris Acquisition Corporation (special purpose acquisition company) (since August 2020)

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (6 portfolios) (since February 2005).

(1)	The address of each Trustee is: Buckingham Strategic Partners, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-366-0905. It is also available on the Funds’ website at: http://sa-funds.com.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).	President, Advisor Services, Buckingham Strategic Partners, LLC (since December 2018); President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (2009 -2018); President and Chief Executive Officer, Loring Ward Holdings Inc. (2008 - 2018); President and Chief Executive Officer, Loring Ward Group Inc. (2009 – 2016); President and Chief Executive Officer, The Wealth Management Alliance LLC (2013-2018).

Michael Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).	Chief Business Officer, Buckingham Strategic Partners, LLC (since December 2018); Chief Financial Officer and Treasurer, LWI Financial Inc. and Loring Ward Securities Inc. (2009 - 2018); Chief Financial Officer and Treasurer, Loring Ward Holdings, Inc. (2009 - 2018); Chief Financial Officer and Treasurer, Chief Operating Officer, Loring Ward Group Inc. (2009 – 2016); Chief Operating Officer, Loring Ward Holdings, Inc. (2009 – 2016); Chief Financial Officer and Treasurer, The Wealth Management Alliance LLC (2013-2018).

Salvatore Papa* Year of Birth: 1977	Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (January 2019 – June 2021).	General Counsel for Buckingham Strategic Wealth, LLC and Buckingham Strategic Partners, LLC (since 2015), Chief Compliance Officer for Buckingham Strategic Wealth, LLC (since 2015), Chief Compliance Officer for Buckingham Strategic Partners, LLC (2015 – June 2021).

Jeffery Yorg* Year of Birth: 1977	Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since July 2021)	Associate General Counsel and Chief Compliance Officer, Buckingham Strategic Partners, LLC (since July 2021). Managing Director of Compliance & Risk and Associate General Counsel, Buckingham Strategic Wealth, LLC and Buckingham Strategic Partners, LLC (October 2019 – June 2021); Chief Compliance Officer, Head of Compliance Legal and Risk, and Deputy Chief Risk Officer, Gurtin Municipal Bond Management, LLC (2014 – 2019).

Marcy Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, Buckingham Strategic Partners, LLC (since December 2018); Vice President, Fund Administration, LWI Financial Inc. (2005-2018).

(1)	The address of each officer is: Buckingham Strategic Partners, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Investment Advisory Agreements and Sub-Advisory Agreement

At a meeting held on June 3, 2021, the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of (1) the Investment Advisory Agreements by and between the Trust, with respect to the Funds, and the Adviser; and (2) the Sub-Advisory Agreement by and among the Trust, with respect to the Funds, except with respect to the SA Worldwide Moderate Growth Fund, the Adviser and DFA (collectively, the “Advisory Agreements”).

The Board discussed the role of the Funds as asset allocation tools and as a means by which smaller retail-level investors could access the investment services offered by DFA. The Board also discussed the role of the Adviser in monitoring the Funds’ effectiveness in this regard and the value added by the Adviser in ensuring that the Funds provided the type of comprehensive asset allocation investment program that shareholders were expecting to receive at reasonable cost levels. The Board also discussed asset growth and economies of scale, which, together with past reductions of the Adviser’s management fees and contractual fee waiver/expense reimbursement arrangements, have resulted in fee and/or expense reductions in recent years.

Factors Considered in Approving the Advisory Agreements

In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at the Meeting and the telephonic meeting of the Board on May 12, 2021 (the “May 12 Telephonic Meeting”), as well as information provided in response to the Board’s supplemental request following the May 12 Telephonic Meeting and information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during the May 12 Telephonic Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds and the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, and compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board further noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

The Board then considered the resources, policies and procedures, and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory issues with the SEC or other regulatory agencies involving the Adviser or Sub-Adviser other than routine examination matters.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles. The Board further noted the additional resources available to the Funds as a result of the merger of LWI Financial Inc. with BAM Advisor Services, LLC in 2018.

The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the short-term and longer-term performance of each of the Funds on both an absolute basis and relative to each Fund’s benchmark index, a peer group of funds based on investment style, and comparable funds managed by the Sub-Adviser. The Board noted that it received and discussed Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Broadridge Financial Solutions, Inc. (“Broadridge”), which included comparisons of the performance of each Fund to certain funds determined by Broadridge to be comparable based on investment style (the “Broadridge Peer Group”) and the Fund’s benchmark index. The Board noted that the Broadridge Peer Group, which is used for both performance and expense comparisons, was determined for each Fund based on investment style, share class characteristics (to reflect similar expense structures) and asset size (to reflect similar economies of scale), as applicable. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2020. The Board noted that the performance information provided by Broadridge related specifically to the Select Class shares of each Fund (except for the SA Worldwide Moderate Growth Fund, which offers only one class of shares) for the 1-year and 3-year periods. The Board further noted that due to the limited performance history of the Select Class, which commenced operations on July 3, 2017, the Broadridge report presented the gross returns history for the Investor Class for the 5-year and 10-year periods.

In assessing performance, the Board took into consideration that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board emphasized each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation, with the exception of the SA Worldwide Moderate Growth Fund (which invests in other Funds managed by the Adviser (the “Underlying Funds”) comprising various asset classes and strategies).

For the SA U.S. Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 4th (bottom) quartile of its Broadridge Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2020 and in the 3rd quartile for the 10-year period ended the same date. It was also noted that the Fund’s performance trailed its benchmark, the ICE BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, for each period. The Board also took into consideration the Fund’s relatively shorter duration as a substantial cause of its underperformance relative to its Broadridge Peer Group and benchmark.

For the SA Global Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2020. It was also noted that the Fund’s performance exceeded that of its benchmark, the FTSE World Government Bond Index 1-5 Year (Hedged to USD), for the 10-year period. The Board took into consideration the Fund’s relatively shorter duration as a substantial cause of its underperformance relative to its Broadridge Peer Group.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA U.S. Core Market Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year and 3-year periods ended December 31, 2020 and the 1st quartile for the 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance outperformed its benchmark, the Russell 3000 Index, for the 3-year, 5-year and 10-year periods.

For the SA U.S. Value Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile among its Broadridge Peer Group for the 1-year and 3-year periods ended December 31, 2020 and the 2nd quartile for the 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Russell 1000 Value Index, for the 10-year period.

For the SA U.S. Small Company Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year and 10-year periods ended December 31, 2020 and in the 3rd quartile for the 3-year and 5-year periods ended the same date. It was also noted that the Fund’s performance trailed its benchmark, the Russell 2000 Index, for the 1-year, 3-year and 5-year periods and outperformed its benchmark for the 10-year period.

For the SA Real Estate Securities Fund, it was noted that the Fund’s gross total return performance was in the 3rd quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2020 and the 2nd quartile for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance outperformed that of its benchmark, the Dow Jones U.S. Select REIT Index, for each period.

For the SA International Value Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile of its Broadridge Peer Group for the 1-year, 3-year and 10-year periods ended December 31, 2020 and the 3rd quartile for the 5-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the MSCI World Ex. U.S. Value Index (net div.), for each of the 1-year, 5-year and 10-year periods.

For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. It was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2020, the 3rd quartile for the 3-year and 5-year periods ended December 31, 2020, and the 4th quartile for the 10-year period ended the same date. It was also noted that the Fund’s performance trailed its benchmark, the MSCI World Ex. U.S. Small Cap Index (net div.), for each period.

For the SA Emerging Markets Value Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile of its Broadridge Peer Group for the 1-year, 3-year, and 10-year periods ended December 31, 2020 and the 3rd quartile for the 5-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the MSCI Emerging Markets Value Index (net div.), for the 5-year period.

For the SA Worldwide Moderate Growth Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile of its Broadridge Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2020. It was also noted that the Fund’s performance trailed that of its benchmark, the Morningstar Moderate Target Risk Index, for each period.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated any apparent or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the Funds’ net flows and asset levels, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and has taken other steps to reduce Fund operating expenses.

In considering potential economies of scale, the Board noted that the Adviser is still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser has recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in recent years the management fees payable to the Adviser were reduced on a majority of the Funds, with additional reductions in management fees and operating expense limits for a majority of Funds applicable as of January 1, 2018 and further reductions on the SA Emerging Markets Value Fund, effective March 1, 2021. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to its respective Broadridge Peer Group. The Board considered the median of the contractual management fees and overall expense ratios of each peer group.

It was noted that with two exceptions, each Fund’s net expense ratio, a figure that includes all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below or at the median expense ratio of its respective Broadridge Peer Group. The Board noted that the net expense ratio for the SA U.S. Fixed Income Fund was 6 bps above, and the net expense ratio of the SA Emerging Markets Value Fund was 3 bps above, the median expense ratio of their respective Broadridge Peer Groups.

The Board noted the reduction in 2018 of annual advisory fees from 45 bps to 40 bps for each of the SA U.S. Core Market Fund, SA U.S. Value Fund and SA U.S. Small Company Fund; from 50 bps to 45 bps for the SA International Value Fund and SA Emerging Markets Value Fund; from 50 bps to 25 bps for the SA International Small Company Fund, and the voluntary reduction from 45 bps to 41 bps for the SA Emerging Markets Value Fund, effective March 1, 2021, in addition to prior reductions in recent years. The Board further noted the implementation, for each share class, of annual operating expense limitations (as a percentage of average daily net assets) until October 28, 2021 for all Funds except the SA Worldwide Moderate Growth Fund. The Board further noted that for the SA Worldwide Moderate Growth Fund, the Adviser has contractually agreed until July 1, 2025 to reimburse expenses so that the Fund’s annual operating expenses do not exceed the total annual acquired fund fees and expenses related to the Underlying Funds in which it invests.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 0 to 41 bps annually, with most of them at or below 15 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (25 bps annually) and the SA Emerging Markets Value Fund (41 bps annually). The Board took into consideration that these fees were negotiated fees that reflected an arm’s-length negotiation between the Adviser and the Sub Adviser, and determined that the fees were reasonable in light of the services provided to each Fund. The Board also noted the previous reduction in fees payable pursuant to the Sub-Advisory Agreement for most Funds.

The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has previously advised that it is no longer accruing soft-dollar credits and has wound down the remaining aspects of its soft-dollar program.

The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board discussed the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed, the fact that publicly traded advisory firms for which data are available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

The Board also considered the climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser could be expected to provide a high level of service to each Fund; the performance of each Fund over time and in some cases for more recent periods, or, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub Adviser’s capabilities to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR

Rule 22e-4 of the 1940 Act (the “Liquidity Rule”) requires that the Adviser in its role as Liquidity Risk Management Program Administrator (the “Program Administrator”) for the Trust periodically, but no less than annually, review and provide the Board a written report that assesses the adequacy of the Liquidity Program and the effectiveness of its implementation including, if applicable, the operation of the Highly Liquid Investment Minimum (the “HLIM”) for each Fund and any material changes to the Liquidity Program.

The assessment for the period covered June 1, 2020 through May 1, 2021 (the “Review Period”). The Program Administrator re-evaluated the data and analysis that supported the Program Administrator’s conclusions regarding each Fund’s liquidity risk. The Program Administrator used updated data throughout the period to review each Fund’s: (i) investment strategy and the liquidity of its portfolio investments; (ii) short-term and long-term cash flow projections; (iii) holdings of cash and cash equivalents; and (iv) borrowing arrangements and other funding sources. The Program Administrator also evaluated the operation and management of the Liquidity Program including the performance of the third-party service provider ICE Data Pricing & Reference Data, LLC (“ICE”).

Liquidity Risk Assessment Factors

1.) Investment Strategy and Liquidity of Portfolio Investments

The Program Administrator re-evaluated each Fund’s investment objective, portfolio concentration, derivative usage and known or identifiable risks to liquidity. Derivatives usage remained limited to the use of forward foreign currency exchange contracts to hedge against certain foreign currencies back to the U.S. dollar. This activity is in line with each Fund’s stated investment objective. No Fund employed borrowing for investment purposes. The Program Administrator reasonably expects these trends to continue and remains confident that each Fund operates an investment strategy that is appropriate for an open-end fund.

2.) Cash Flow Projections

The Program Administrator examined data for the Review Period and continues to believe that gross redemption activity, shareholder ownership concentration and the length of the Funds’ operating history and redemption patterns are the best predictors of cash flow trends. The Program Administrator also used the highest rolling 36-month average gross redemption percentage for each Fund to determine reasonably anticipated trade size (“RATS”). RATS is used to determine the necessary pro-rata portion of a Fund’s portfolio that the Adviser could choose to sell for liquidity purposes. After considering various factors including market volatility and the Funds’ performance, the Program Administrator believes that the rolling 36-month average gross redemption percentage continues to be a sound and reasonable indicator for RATS for the Funds.

With respect to shareholder ownership concentration, the Program Administrator is not aware of any shareholder that has a material ownership stake in the Funds and therefore believes that there is no need to consider shareholder ownership concentration when determining what percentage should be used to estimate the RATS of each Fund. The Program Administrator reasonably believes that the Funds are more likely than not to receive sufficient advanced notice of large redemptions to allow the Funds to employ the Liquidity Program in order to manage and mitigate ramifications of any large redemptions. For omnibus accounts, the Program Administrator does not have information available to assess whether or not there are any underlying investors who may meet this criterion.

SA FUNDS

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR (Continued)

3.) Holdings of Cash and Cash Equivalents

Cash and cash equivalents held by each Fund in conjunction with the extremely liquid nature of each Fund’s holdings serve to minimize liquidity risk and position each Fund to be able to meet redemptions. The Program Administrator believes that the Funds’ average cash and cash equivalents held and the highly liquid nature of most other investments in each Fund demonstrates that even in reasonably expected stressed conditions, such as those that occurred during 2020 that were attributed to COVID-19, the Funds will be aptly able to meet shareholder redemptions without issue.

4.) Borrowing Arrangements and Other Funding Sources

Each Fund has the option to overdraw the U.S. dollar cash account at the custodian if its cash position is not sufficient to meet redemptions. The Funds utilized this option periodically during the Review Period, typically for a short period of time per occurrence (one or two days). There were no other uses of credit facilities or other borrowing arrangement to supplement its cash as a tool to meet investor redemptions.

5.) In-Kind Redemptions

During the Review Period, the Funds did not deem it necessary to meet redemptions by paying out securities or other portfolio investments other than cash as it was not in the best interests of shareholders.

Discussion of the Operation and Management of the Liquidity Program

1.) Classification Reviews, Challenges and Overrides

ICE provides daily liquidity classifications. A daily review of liquidity classifications by the Program Administrator takes place and is documented, and further discussion between ICE and the Program Administrator will take place if there are any questions based on daily results. During the Review Period there was limited need for manual intervention in the classification process. The Program Administrator believes that the review process is operating adequately and effectively and no changes are warranted.

The Program Administrator concluded that the factors used to establish the initial and updated RATS remain the most relevant variables. The Program Administrator re-evaluated gross historical redemption percentages during the Review Period, shareholder concentration, cash positions and investment strategy. During the Review Period, the Program Administrator made adjustments to increase the RATS as necessary. There were no changes to RATS as a result of other factors.

2.) Highly Liquid Investment Minimum

Each Fund operated as a Primarily Highly Liquid Fund during the Review Period. The Program Administrator noted that, as long as a Fund’s portfolio is classified as a Primary Highly Liquid Fund under the relevant procedures in the Liquidity Program and consistent with the Liquidity Rule, the Fund is not required to establish and monitor a HLIM. The Program Administrator determined that a HLIM is not necessary. The Program Administrator reasonably expects that the composition of each Fund will remain stable and consistent and that each Fund will continue to operate as a Primarily Highly Liquid Fund.

SA FUNDS

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR (Continued)

3.) Illiquid Investment Monitoring

With the exception of temporary illiquidity events due to an extended foreign market holiday that was communicated to the Board, the Funds did not breach the 15% illiquid investment limit pursuant to the Liquidity Rule during the Review Period. The percentage of illiquid securities held by the Funds during the Review Period was de minimis. The Program Administrator reasonably believes that the policies and reviews it has established prior to the adoption of the Liquidity Program sufficiently protect against a prospective violation of this limit. Such policies and reviews include independent liquidity classifications being received from ICE as well as review and comparison of liquidity classification reports received from DFA.

Conclusion

Following the Program Administrator’s evaluation of the operation and management of the Liquidity Program, it determined that the Liquidity Program continues to function effectively in all material aspects. Existing controls and safeguards were appropriately designed to enable the Program Administrator to maintain compliance with the Liquidity Rule. The Program Administrator recommends no changes to the Liquidity Program.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2021:

Foreign Tax Credits – For the fiscal year ended June 30, 2021, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes withheld.

	Foreign	Foreign
	Tax Credit	Source Income
SA International Value Fund	$1,288,329	$24,798,309
SA International Small Company Fund	514,825	5,806,198
SA Emerging Markets Value Fund	724,720	7,172,384
SA Worldwide Moderate Growth Fund	19,201	—

Capital Gain Distributions – On December 22, 2020, the following Funds declared long-term capital gain distribution.

SA U.S. Core Market Fund	$43,425,198
SA U.S. Small Company Fund	14,166,466
SA International Small Company Fund	2,724,214
SA Real Estate Securities Fund	2,192,416

On December 29, 2020, the SA Worldwide Moderate Growth Fund declared long-term capital gain distribution of $775,173.

Corporate Dividends Received Deduction – The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	100%
SA U.S. Small Company Fund	83.32%
SA U.S. Value Fund	100%
SA Worldwide Moderate Growth Fund	25.20%

Qualified Dividend Income – For the fiscal year ended June 30, 2021 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $445,850 or $501,600 if married filing jointly). Complete information will be reported in conjunction with your 2021 Form 1099-DIV.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, January 1, 2021 through June 30, 2021. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$996.10	0.61%	$3.02	$1,000	$997.00	0.42%	$2.08
SA Global Fixed Income Fund	1,000	1,000.00	0.71	3.52	1,000	1,001.10	0.53	2.63
SA U.S. Core Market Fund	1,000	1,135.70	0.84	4.45	1,000	1,137.20	0.69	3.66
SA U.S. Value Fund	1,000	1,202.70	1.02	5.57	1,000	1,204.30	0.83	4.54
SA U.S. Small Company Fund	1,000	1,195.60	1.21	6.59	1,000	1,197.20	1.01	5.50
SA International Value Fund	1,000	1,155.70	1.16	6.20	1,000	1,157.30	0.99	5.30
SA International Small
Company Fund	1,000	1,116.50	0.79	4.15	1,000	1,117.60	0.57	2.99
SA Emerging Markets Value Fund	1,000	1,151.90	1.39	7.42	1,000	1,153.10	1.26	6.73
SA Real Estate Securities Fund	1,000	1,213.00	0.96	5.27	1,000	1,214.00	0.82	4.50

Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,130.10	0.00%	$0.00

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,021.77	0.61%	$3.06	$1,000	$1,022.71	0.42%	$2.11
SA Global Fixed Income Fund	1,000	1,021.27	0.71	3.56	1,000	1,022.17	0.53	2.66
SA U.S. Core Market Fund	1,000	1,020.63	0.84	4.21	1,000	1,021.37	0.69	3.46
SA U.S. Value Fund	1,000	1,019.74	1.02	5.11	1,000	1,020.68	0.83	4.16
SA U.S. Small Company Fund	1,000	1,018.79	1.21	6.06	1,000	1,019.79	1.01	5.06
SA International Value Fund	1,000	1,019.04	1.16	5.81	1,000	1,019.89	0.99	4.96
SA International Small
Company Fund	1,000	1,020.88	0.79	3.96	1,000	1,021.97	0.57	2.86
SA Emerging Markets Value Fund	1,000	1,017.90	1.39	6.95	1,000	1,018.55	1.26	6.31
SA Real Estate Securities Fund	1,000	1,020.03	0.96	4.81	1,000	1,020.73	0.82	4.11

Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,024.79	0.00%	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/20	10/31/20	Ratio(1)	Period(1)
International Small Company Portfolio(2)
Actual Fund Return	$1,000.00	$1,151.90	0.53%	$2.87
Hypothetical 5% Annual Return	$1,000.00	$1,022.47	0.53%	$2.69
____________________

[1]	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

[2]	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on June 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2021
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.5%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company		$5,122,654,521
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company		2,637,342,609
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company		1,863,990,031
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company		1,372,935,289
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company		1,283,938,429
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES		$12,280,860,879
	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund,
Premier Class, 0.025% (Cost $58,492,917)	58,492,917	58,492,917

TOTAL INVESTMENTS — (100.0%) (Cost $9,166,084,143)^		$12,339,353,796

^	The cost for federal income tax purposes is $9,166,084,143.

As of June 30, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	130	09/17/21	$27,472,687	$27,875,900	$403,213
Total Futures Contracts			$27,472,687	$27,875,900	$403,213

Summary of the Portfolio’s investments as of June 30, 2021, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,280,860,879	—	—	$12,280,860,879
Temporary Cash Investments	58,492,917	—	—	58,492,917
Futures Contracts**	403,213	—	—	403,213
TOTAL	$12,339,757,009	—	—	$12,339,757,009

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$4,057,689,728
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,472,938,534
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,457,035,142
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,146,647,138
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	946,466,202
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,080,776,744

As of October 31, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	475	12/18/20	$78,811,800	$77,536,625	$(1,275,175)
Total Futures Contracts			$78,811,800	$77,536,625	$(1,275,175)

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,080,776,744	—	—	$10,080,776,744
Futures Contracts**	(1,275,175)	—	—	(1,275,175)
TOTAL	$10,079,501,569	—	—	$10,079,501,569

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2021
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$12,280,861
Cash	58,493
Segregated Cash for Futures Contracts	1,430
Receivables:
Dividends and Interest	1
Fund Shares Sold	5,921
Futures Margin Variation	1,243
Prepaid Expenses and Other Assets	110
Total Assets	12,348,059
LIABILITIES:
Payables:
Fund Shares Redeemed	70,531
Due to Advisor	3,129
Accrued Expenses and Other Liabilities	799
Total Liabilities	74,459
NET ASSETS	$12,273,600
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,273,600
and shares outstanding of 541,526,996	$22.66
NUMBER OF SHARES AUTHORIZED	3,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$8,910,119
Total Distributable Earnings (Loss)	3,363,481
NET ASSETS	$12,273,600

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$10,080,777
Segregated Cash for Futures Contracts	5,700
Cash	73,447
Receivables:
Fund Shares Sold	3,735
Prepaid Expenses and Other Assets	109
Total Assets	10,163,768
LIABILITIES:
Payables:
Fund Shares Redeemed	10,268
Due to Advisor	3,448
Futures Margin Variation	893
Accrued Expenses and Other Liabilities	1,027
Total Liabilities	15,636
NET ASSETS	$10,148,132
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,148,132
and shares outstanding of 602,694,748	$16.84
NUMBER OF SHARES AUTHORIZED	3,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$10,259,277
Total Distributable Earnings (Loss)	(111,145)
NET ASSETS	$10,148,132

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $23,526)	$258,942
Income from Securities Lending	20,089
Expenses Allocated from Affiliated Investment Companies	(13,509)
Total Investment Income	265,522
Fund Expenses
Investment Management Fees	43,408
Accounting & Transfer Agent Fees	1,452
Custodian Fees	2
Filing Fees	177
Shareholders’ Reports	528
Directors’/Trustees’ Fees & Expenses	88
Professional Fees	51
Other	76
Total Fund Expenses	45,782
Net Expenses	45,782
Net Investment Income (Loss)	219,740

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(279,498)
Futures	13,320
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(573,955)
Futures	(2,575)
Net Realized and Unrealized Gain (Loss)	(842,708)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(622,968)
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$219,740	$300,037
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(279,498)	313,315
Futures	13,320	(626)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(573,955)	135,389
Futures	(2,575)	7,881
Net Increase (Decrease) in Net Assets Resulting from Operations	(622,968)	755,996

Distributions:
Institutional Class Shares	(529,962)	(857,472)

Capital Share Transactions (1):
Shares Issued	2,566,857	2,921,274
Shares Issued in Lieu of Cash Distributions	511,580	824,335
Shares Redeemed	(4,527,485)	(3,550,227)
Net Increase from Capital Share Transactions	(1,449,048)	195,382
Total Increase (Decrease) in Net Assets	(2,601,978)	93,906

Net Assets
Beginning of Year	12,750,110	12,656,204
End of Year	$10,148,132	$12,750,110

(1) Shares Issued and Redeemed:
Shares Issued	166,813	170,065
Shares Issued in Lieu of Cash Distributions	27,715	51,059
Shares Redeemed	(292,110)	(206,414)
Net Increase (Decrease) from Shares Issued and Redeemed	(97,582)	14,710
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Year	$18.21	$18.46	$21.52	$17.78	$17.78
Income from Investment Operations
Net Investment Income (Loss) (A)	0.33	0.43	0.46	0.41	0.43
Net Gains (Losses) on Securities
(Realized and Unrealized)	(0.93)	0.58	(2.41)	4.13	0.48
Total from Investment
Operations	(0.60)	1.01	(1.95)	4.54	0.91
Less Distributions
Net Investment Income	(0.37)	(0.44)	(0.44)	(0.34)	(0.51)
Net Realized Gains	(0.40)	(0.82)	(0.67)	(0.46)	(0.40)
Total Distributions	(0.77)	(1.26)	(1.11)	(0.80)	(0.91)
Net Asset Value, End of Year	$16.84	$18.21	$18.46	$21.52	$17.78
Total Return	(3.64)%	6.44%	(9.54)%	26.54%	5.43%

Net Assets, End of Year (thousands)	$10,148,132	$12,750,110	$12,656,204	$13,490,290	$10,387,361
Ratio of Expenses to Average
Net Assets *(B)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average
Net Assets (Excluding Fees (Waived),
(Expenses Reimbursed), and/or
Previously Waived Fees Recovered
by Advisor)(B)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.44%	2.18%	2.14%	2.47%
* The Ratio of Expenses to Average
Net Assets is inclusive of acquired
fund fees and expenses incurred by
the Portfolio indirectly as a result of
Portfolio’s investment in Underlying
Funds as follows	0.12%	0.12%	0.12%	0.12%	0.13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

The International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2020, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Underlying Funds	at 10/31/20
International Small Company Portfolio	The Continental Small Company Series	88%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	75%
	The Canadian Small Company Series	97%

The financial statements of the Portfolio’s Underlying Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator.

The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.39% of average daily net assets.

	Management Fee Prior to	Management Fee Effective
	February 28, 2020	February 28, 2020
International Small Company Portfolio	0.40%	0.38%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amounts paid by the Fund to the CCO were $309 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2020, the total liability for deferred compensation to Directors was $361 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/ losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019 and October 31, 2020 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gain	Capital Gains	Income	Total
International Small Company Portfolio
2019	$339,853	$517,619	—	$857,472
2020	251,539	278,423	—	529,962

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment
	Income and	Long-Term
	Short-Term	Capital
	Capital Gains	Gains	Total
International Small Company Portfolio	$(23,983)	—	$(23,983)

At October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$136,707	—	$(313,125)	$65,923	$(110,495)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

	Unlimited	Total
International Small Company Portfolio	313,125	313,125

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$10,014,881	$65,923	—	$65,923

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Underlying Funds that have significant exposure to certain countries, such as the United Kingdom Small Company Series, an Underlying Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolio, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Underlying Fund’s investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

Futures**
International Small Company Portfolio	$81,937

**	Average Notional Value of contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Liability Derivatives Value
	Total Value at	Equity
	October 31, 2020	Contracts*,(1)
International Small Company Portfolio	$(1,275)	$(1,275)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	(Depreciation) on Derivatives
		Equity
	Total	Contracts(1)
International Small Company Portfolio	$13,320	$13,320

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts(2)
International Small Company Portfolio	$(2,575)	$(2,575)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2020, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

Maximum
	Weighted	Weighted			Amount	Outstanding
	Average	Average	Number of	Interest	Borrowed	Borrowings
	Interest	Loan	Days	Expense	During	as of
	Rate	Balance	Outstanding*	Incurred	the Period	10/31/2020
International Small Company Portfolio	0.85%	11,561	7	2	24,436	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2020.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
	Number of	Percentage of
	Shareholders	Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	3	65%

L. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolio.

Management has evaluated the impact of all other subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the broker and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/20	10/31/20	Ratio(1)	Period(1)
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,138.60	0.13%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,221.40	0.13%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,077.90	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/20	10/31/20	Ratio(1)	Period(1)
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,160.00	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,239.90	0.12%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61
____________________

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on June 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

SERIES
The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
Communication Services	2.9%	Communication Services	8.3%	Communication Services	2.5%
Consumer Discretionary	16.6%	Consumer Discretionary	18.1%	Consumer Discretionary	19.2%
Consumer Staples	8.0%	Consumer Staples	7.6%	Consumer Staples	6.6%
Energy	1.3%	Energy	1.9%	Energy	1.9%
Financials	8.8%	Financials	11.6%	Financials	14.7%
Health Care	4.5%	Health Care	5.7%	Health Care	3.7%
Industrials	29.7%	Industrials	13.1%	Industrials	30.4%
Information Technology	13.7%	Information Technology	8.2%	Information Technology	8.1%
Materials	10.8%	Materials	15.9%	Materials	7.2%
Real Estate	2.0%	Real Estate	6.6%	Real Estate	4.2%
Utilities	1.7%	Utilities	3.0%	Utilities	1.5%
	100.0%		100.0%		100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS CONTINUED
The Continental Small Company Series		The Canadian Small Company Series
Communication Services	5.7%	Communication Services	1.3%
Consumer Discretionary	9.8%	Consumer Discretionary	6.3%
Consumer Staples	5.0%	Consumer Staples	6.0%
Energy	2.2%	Energy	13.1%
Financials	13.1%	Financials	10.5%
Health Care	6.2%	Health Care	1.1%
Industrials	26.6%	Industrials	13.1%
Information Technology	11.9%	Information Technology	6.2%
Materials	8.3%	Materials	29.8%
Real Estate	6.9%	Real Estate	4.2%
Utilities	4.3%	Utilities	8.4%
	100.0%		100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.8%)
Internet Initiative Japan, Inc.	252,800	$7,856,246	0.3%
Other Securities		81,024,787	2.5%
TOTAL COMMUNICATION SERVICES		88,881,033	2.8%

CONSUMER DISCRETIONARY — (14.5%)
Takashimaya Co., Ltd.	702,000	7,653,273	0.3%
Other Securities		447,832,376	14.3%
TOTAL CONSUMER DISCRETIONARY		455,485,649	14.6%

CONSUMER STAPLES — (7.4%)
# cocokara fine, Inc.	127,060	9,493,765	0.3%
Milbon Co., Ltd.	154,752	8,747,458	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	8,556,580	0.3%
Other Securities		204,364,126	6.5%
TOTAL CONSUMER STAPLES		231,161,929	7.4%

ENERGY — (1.0%)
Cosmo Energy Holdings Co., Ltd.	344,800	7,915,202	0.3%
Other Securities		24,193,215	0.7%
TOTAL ENERGY		32,108,417	1.0%

FINANCIALS — (8.3%)
Fuyo General Lease Co., Ltd.	115,400	7,296,857	0.2%
Jafco Group Co., Ltd.	204,100	12,726,138	0.4%
Other Securities		239,207,743	7.7%
TOTAL FINANCIALS		259,230,738	8.3%

HEALTH CARE — (4.8%)
H.U. Group Holdings, Inc.	336,700	8,688,032	0.3%
Jeol, Ltd.	168,400	9,834,207	0.3%
Other Securities		131,879,431	4.2%
TOTAL HEALTH CARE		150,401,670	4.8%

INDUSTRIALS — (30.4%)
Daiseki Co., Ltd.	243,963	10,958,909	0.4%
DMG Mori Co., Ltd.	673,200	12,105,945	0.4%
Furukawa Electric Co., Ltd.	404,800	10,093,882	0.3%
GS Yuasa Corp.	320,483	8,195,451	0.3%
Hazama Ando Corp.	1,302,400	9,588,067	0.3%
Inaba Denki Sangyo Co., Ltd.	347,600	8,101,006	0.3%
Japan Steel Works, Ltd. (The)	389,300	9,995,109	0.3%
Maeda Corp.	914,100	7,929,779	0.3%
Meitec Corp.	169,000	9,149,932	0.3%
Mirait Holdings Corp.	524,835	9,307,692	0.3%
Nagase & Co., Ltd.	538,000	8,042,087	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Nichias Corp.	392,400	$9,890,784	0.3%
Nikkon Holdings Co., Ltd.	385,300	8,404,229	0.3%
Nishimatsu Construction Co., Ltd.	345,000	10,756,538	0.4%
Nisshinbo Holdings, Inc.	908,180	7,864,702	0.3%
# OSG Corp.	468,300	8,128,545	0.3%
Outsourcing, Inc.	732,300	13,295,817	0.4%
Penta-Ocean Construction Co., Ltd.	1,237,700	8,624,553	0.3%
Ushio, Inc.	660,300	12,071,065	0.4%
Other Securities		771,755,843	24.4%
TOTAL INDUSTRIALS		954,259,935	30.6%

INFORMATION TECHNOLOGY — (14.8%)
Daiwabo Holdings Co., Ltd.	587,500	10,083,474	0.3%
Dexerials Corp.	357,200	7,517,969	0.3%
Ferrotec Holdings Corp.	239,200	7,317,952	0.2%
Macnica Fuji Electronics Holdings, Inc.	328,350	7,885,927	0.3%
Mitsui High-Tec, Inc.	130,600	7,484,402	0.3%
# Nippon Electric Glass Co., Ltd.	431,236	10,126,421	0.3%
NSD Co., Ltd.	508,160	8,490,037	0.3%
* Sanken Electric Co., Ltd.	149,900	7,456,382	0.2%
Tokyo Seimitsu Co., Ltd.	257,200	11,611,397	0.4%
Topcon Corp.	691,700	10,290,599	0.3%
# Ulvac, Inc.	231,300	11,712,340	0.4%
Other Securities		363,260,269	11.6%
TOTAL INFORMATION TECHNOLOGY		463,237,169	14.9%

MATERIALS — (11.6%)
ADEKA Corp.	604,300	11,340,574	0.4%
Asahi Holdings, Inc.	455,700	9,272,716	0.3%
Daido Steel Co., Ltd.	155,600	7,702,706	0.3%
Kobe Steel, Ltd.	1,495,100	9,603,460	0.3%
Mitsui Mining & Smelting Co., Ltd.	379,600	10,532,068	0.3%
Sumitomo Bakelite Co., Ltd.	163,900	7,251,636	0.2%
Toagosei Co., Ltd.	747,000	7,596,203	0.3%
Tokuyama Corp.	385,498	7,853,180	0.3%
Other Securities		292,813,158	9.3%
TOTAL MATERIALS		363,965,701	11.7%

REAL ESTATE — (1.7%)
Heiwa Real Estate Co., Ltd.	229,400	8,648,208	0.3%
Other Securities		46,339,436	1.5%
TOTAL REAL ESTATE		54,987,644	1.8%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	611,100	10,404,925	0.3%
Other Securities		38,847,838	1.3%
TOTAL UTILITIES		49,252,763	1.6%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
TOTAL COMMON STOCKS
(Cost $2,585,190,397)		$3,102,972,648	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	3,099,118	35,856,793	1.1%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,621,033,970)^		$3,138,829,441	100.6%
____________________

^	The cost for federal income tax purposes is $2,621,033,970.

The Japanese Small Company Series
continued

Summary of the Series’ investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$88,881,033	—	$88,881,033
Consumer Discretionary	$2,315,829	453,169,820	—	455,485,649
Consumer Staples	—	231,161,929	—	231,161,929
Energy	—	32,108,417	—	32,108,417
Financials	—	259,230,738	—	259,230,738
Health Care	—	150,401,670	—	150,401,670
Industrials	2,068,203	952,191,732	—	954,259,935
Information Technology	—	463,237,169	—	463,237,169
Materials	—	363,965,701	—	363,965,701
Real Estate	—	54,987,644	—	54,987,644
Utilities	—	49,252,763	—	49,252,763
Securities Lending Collateral	—	35,856,793	—	35,856,793
TOTAL	$4,384,032	$3,134,445,409	—	$3,138,829,441

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.2%)
AUSTRALIA — (55.8%)
	ALS, Ltd.	1,252,385	$12,238,717	0.7%
	Ansell, Ltd.	383,998	12,526,172	0.7%
	ARB Corp., Ltd.	538,242	17,416,114	1.0%
	Bank of Queensland, Ltd.	2,119,659	14,478,493	0.8%
	Bapcor, Ltd.	2,189,248	13,950,126	0.8%
	Breville Group, Ltd.	798,457	17,904,482	1.0%
	Carsales.com, Ltd.	962,478	14,253,376	0.8%
#*	Corporate Travel Management, Ltd.	650,080	10,458,905	0.6%
	Credit Corp. Group, Ltd.	442,571	9,849,187	0.5%
	CSR, Ltd.	3,109,441	13,438,969	0.7%
	Downer EDI, Ltd.	2,441,422	10,227,806	0.6%
	Elders, Ltd.	1,121,521	9,715,890	0.5%
	Healius, Ltd.	3,973,423	13,791,260	0.8%
	IGO, Ltd.	2,212,503	12,627,225	0.7%
	Iluka Resources, Ltd.	1,655,501	11,335,355	0.6%
	IOOF Holdings, Ltd.	3,815,495	12,202,094	0.7%
	IRESS, Ltd.	1,225,060	11,858,090	0.7%
#*	Lynas Rare Earths, Ltd.	5,868,035	25,084,138	1.4%
#	Metcash, Ltd.	7,621,231	22,854,228	1.3%
	nib holdings, Ltd.	3,044,680	14,861,079	0.8%
	Nine Entertainment Co. Holdings, Ltd.	6,491,008	14,178,018	0.8%
	Orora, Ltd.	5,931,076	14,828,851	0.8%
	OZ Minerals, Ltd.	689,105	11,585,153	0.6%
	Pendal Group, Ltd.	2,058,779	12,437,409	0.7%
	Perpetual, Ltd.	395,369	11,871,950	0.7%
	Premier Investments, Ltd.	562,740	12,050,062	0.7%
	Pro Medicus, Ltd.	226,691	9,984,505	0.6%
	Reliance Worldwide Corp., Ltd.	4,169,614	16,436,717	0.9%
	Sims, Ltd.	1,175,465	14,616,678	0.8%
	Spark Infrastructure Group	11,138,058	18,780,950	1.0%
*	Star Entertainment Grp, Ltd. (The)	3,822,270	10,564,968	0.6%
	Steadfast Group, Ltd.	5,683,479	18,737,035	1.0%
	Super Retail Group, Ltd.	1,139,326	11,016,660	0.6%
	Technology One, Ltd.	1,748,272	12,194,291	0.7%
	Other Securities		555,405,455	30.2%
TOTAL AUSTRALIA			1,025,760,408	56.4%
CHINA — (0.0%)
	Other Securities		741,379	0.0%

	HONG KONG — (23.1%)
	ASM Pacific Technology, Ltd.	1,206,800	16,347,569	0.9%
	IGG, Inc.	9,004,000	11,895,943	0.7%
	Kerry Logistics Network, Ltd.	4,063,500	12,328,789	0.7%
	Luk Fook Holdings International, Ltd.	3,667,000	12,658,519	0.7%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (Continued)
* Pacific Basin Shipping, Ltd.	33,421,000	$13,465,043	0.7%
SITC International Holdings Co., Ltd.	4,784,000	19,992,059	1.1%
# Vitasoy International Holdings, Ltd.	2,731,000	10,138,866	0.6%
VTech Holdings, Ltd.	1,410,600	14,844,501	0.8%
Other Securities		312,059,743	17.1%
TOTAL HONG KONG		423,731,032	23.3%

NEW ZEALAND — (6.6%)
Chorus, Ltd.	2,919,774	13,060,282	0.7%
Infratil, Ltd.	3,887,656	20,922,460	1.2%
Mainfreight, Ltd.	219,747	11,815,071	0.6%
* SKYCITY Entertainment Group, Ltd.	4,978,126	12,215,945	0.7%
Summerset Group Holdings, Ltd.	1,218,186	11,417,030	0.6%
Other Securities		51,763,344	2.9%
TOTAL NEW ZEALAND		121,194,132	6.7%

SINGAPORE — (11.3%)
# ComfortDelGro Corp., Ltd.	10,328,200	12,621,779	0.7%
Sembcorp Industries, Ltd.	6,697,200	10,682,455	0.6%
# Singapore Press Holdings, Ltd.	7,633,400	9,730,289	0.5%
Other Securities		173,749,678	9.6%
TOTAL SINGAPORE		206,784,201	11.4%

UNITED STATES — (0.4%)
Other Securities		7,575,079	0.4%
TOTAL COMMON STOCKS		1,785,786,231	98.2%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Security		76,675	0.0%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Security		81,645	0.0%
HONG KONG — (0.0%)
Other Securities		122,174	0.0%
SINGAPORE — (0.0%)
Other Securities		16,589	0.0%
TOTAL RIGHTS/WARRANTS		220,408	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,507,495,382)		1,786,083,314

		Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	4,397,520	50,879,302	2.8%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,558,370,395)^		$1,836,962,616	101.0%

The Asia Pacific Small Company Series
continued

____________________

^	The cost for federal income tax purposes is $1,558,370,395.

Summary of the Series’ investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$99,930	$1,025,660,478	—	$1,025,760,408
China	—	741,379	—	741,379
Hong Kong	2,512,257	421,218,775	—	423,731,032
New Zealand	—	121,194,132	—	121,194,132
Singapore	—	206,784,201	—	206,784,201
United States	1,178,359	6,396,720	—	7,575,079
Preferred Stocks
Australia	76,675	—	—	76,675
Rights/Warrants
Australia	—	81,645	—	81,645
Hong Kong	—	122,174	—	122,174
Singapore	—	16,589	—	16,589
Securities Lending Collateral	—	50,879,302	—	50,879,302
TOTAL	$3,867,221	$1,833,095,395	—	$1,836,962,616

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.3%)
Other Securities		$64,243,102	3.3%

CONSUMER DISCRETIONARY — (20.3%)
Bellway P.L.C	467,558	20,947,167	1.1%
* Countryside Properties P.L.C.	2,837,079	18,602,918	1.0%
Domino’s Pizza Group P.L.C.	3,262,553	17,551,753	0.9%
Games Workshop Group P.L.C.	170,791	26,934,249	1.4%
* Greggs P.L.C.	617,131	22,213,558	1.2%
Inchcape P.L.C.	2,476,466	26,355,875	1.4%
* Marks & Spencer Group P.L.C.	6,763,668	13,717,631	0.7%
Pets at Home Group P.L.C.	3,140,708	19,852,790	1.0%
Redrow P.L.C.	1,563,824	13,265,541	0.7%
* SSP Group P.L.C.	3,741,447	13,805,579	0.7%
Vistry Group P.L.C.	909,524	14,807,784	0.8%
* WH Smith P.L.C.	584,365	13,020,676	0.7%
Other Securities		170,790,317	8.9%
TOTAL CONSUMER DISCRETIONARY		391,865,838	20.5%

CONSUMER STAPLES — (6.7%)
Britvic P.L.C.	1,587,277	20,605,166	1.1%
Cranswick P.L.C.	369,967	20,353,869	1.1%
Fevertree Drinks P.L.C.	610,917	21,742,423	1.1%
Tate & Lyle P.L.C.	2,307,149	23,597,270	1.2%
Other Securities		42,677,558	2.2%
TOTAL CONSUMER STAPLES		128,976,286	6.7%

ENERGY — (1.9%)
Other Securities		37,038,002	1.9%

FINANCIALS — (15.2%)
* Beazley P.L.C.	3,078,734	14,172,541	0.7%
Close Brothers Group P.L.C.	963,064	20,183,512	1.1%
* Hiscox, Ltd.	1,295,661	14,923,738	0.8%
IG Group Holdings P.L.C.	2,317,134	27,152,889	1.4%
Man Group P.L.C.	9,432,150	23,462,145	1.2%
Paragon Banking Group P.L.C.	1,931,703	13,626,903	0.7%
Quilter P.L.C.	10,450,012	21,503,238	1.1%
Other Securities		157,100,276	8.3%
TOTAL FINANCIALS		292,125,242	15.3%

HEALTH CARE — (3.7%)
UDG Healthcare P.L.C.	1,122,074	16,604,888	0.9%
Other Securities		55,298,964	2.9%
TOTAL HEALTH CARE		71,903,852	3.8%

INDUSTRIALS — (27.8%)
* Balfour Beatty P.L.C.	3,579,056	15,212,621	0.8%
Bodycote P.L.C.	1,243,323	14,566,616	0.8%
Diploma P.L.C.	650,354	26,162,593	1.4%
Electrocomponents P.L.C.	920,669	13,116,859	0.7%
Grafton Group P.L.C.	1,582,491	25,150,545	1.3%
* Hays P.L.C.	8,412,540	18,474,948	1.0%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
IMI P.L.C.	1,316,338	$31,328,332	1.6%
* Meggitt P.L.C.	2,488,566	15,896,964	0.8%
* Pagegroup P.L.C.	1,960,650	15,181,344	0.8%
QinetiQ Group P.L.C.	3,409,929	16,230,904	0.8%
Rotork P.L.C.	5,397,898	25,458,616	1.3%
* Royal Mail P.L.C.	3,874,121	30,976,848	1.6%
* Travis Perkins P.L.C.	1,165,701	27,274,255	1.4%
Ultra Electronics Holdings P.L.C.	566,936	17,969,121	0.9%
Other Securities		242,634,692	12.8%
TOTAL INDUSTRIALS		535,635,258	28.0%

INFORMATION TECHNOLOGY — (7.6%)
Computacenter P.L.C.	513,813	18,311,870	1.0%
Softcat P.L.C.	768,191	18,879,953	1.0%
Spectris P.L.C.	577,563	25,904,850	1.4%
Spirent Communications P.L.C.	4,043,382	13,783,622	0.7%
Other Securities		69,284,811	3.5%
TOTAL INFORMATION TECHNOLOGY		146,165,106	7.6%

MATERIALS — (6.5%)
* Marshalls P.L.C.	1,404,106	13,337,553	0.7%
Synthomer P.L.C.	2,254,788	15,346,041	0.8%
Victrex P.L.C.	551,606	19,455,915	1.0%
Other Securities		77,344,193	4.0%
TOTAL MATERIALS		125,483,702	6.5%

REAL ESTATE — (4.3%)
Grainger P.L.C.	4,330,519	17,067,160	0.9%
* IWG P.L.C.	3,618,386	15,058,440	0.8%
Savills P.L.C.	965,532	15,413,346	0.8%
St. Modwen Properties P.L.C.	2,664,787	20,513,097	1.1%
Other Securities		13,971,594	0.7%
TOTAL REAL ESTATE		82,023,637	4.3%

UTILITIES — (1.6%)
Drax Group P.L.C.	2,438,473	14,303,991	0.8%
Other Securities		15,793,435	0.8%
TOTAL UTILITIES		30,097,426	1.6%

TOTAL COMMON STOCKS
(Cost $1,455,176,019)		1,905,557,451	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	1,883,342	21,790,271	1.2%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,476,961,399)^		$1,927,347,722	100.7%
____________________

^	The cost for federal income tax purposes is $1,476,961,399.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$64,243,102	—	$64,243,102
Consumer Discretionary	$4,933,091	386,932,747	—	391,865,838
Consumer Staples	—	128,976,286	—	128,976,286
Energy	—	37,038,002	—	37,038,002
Financials	—	292,125,242	—	292,125,242
Health Care	—	71,903,852	—	71,903,852
Industrials	—	535,635,258	—	535,635,258
Information Technology	—	146,165,106	—	146,165,106
Materials	—	125,483,702	—	125,483,702
Real Estate	—	82,023,637	—	82,023,637
Utilities	—	30,097,426	—	30,097,426
Securities Lending Collateral	—	21,790,271	—	21,790,271
TOTAL	$4,933,091	$1,922,414,631	—	$1,927,347,722

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$323,222	0.0%

COMMON STOCKS — (94.3%)
AUSTRIA — (3.5%)
ANDRITZ AG	466,575	26,241,121	0.4%
Wienerberger AG	610,252	23,522,875	0.4%
Other Securities		169,473,011	2.9%
TOTAL AUSTRIA		219,237,007	3.7%

BELGIUM — (3.6%)
Ackermans & van Haaren NV	170,533	28,815,282	0.5%
D'ieteren SA	194,540	23,552,911	0.4%
Other Securities		172,154,833	2.8%
TOTAL BELGIUM		224,523,026	3.7%

DENMARK — (5.3%)
* Jyske Bank A.S.	422,830	20,492,270	0.3%
Royal Unibrew A.S.	319,998	40,775,088	0.7%
# SimCorp A.S.	251,433	31,580,623	0.5%
# Topdanmark A.S.	428,065	22,274,904	0.4%
Other Securities		212,392,512	3.6%
TOTAL DENMARK		327,515,397	5.5%

FINLAND — (6.0%)
Huhtamaki Oyj	631,120	29,935,323	0.5%
Nokian Renkaat Oyj	579,923	23,427,616	0.4%
# Orion Oyj, Class B	515,971	22,183,887	0.4%
Valmet Oyj	889,683	38,851,857	0.6%
Other Securities		254,980,003	4.3%
TOTAL FINLAND		369,378,686	6.2%

FRANCE — (10.1%)
* Elis SA	1,122,246	21,176,085	0.4%
Rexel SA	2,073,563	43,416,583	0.7%
Rubis SCA	518,092	23,052,816	0.4%
* SOITEC	132,921	29,351,806	0.5%
* Sopra Steria Group SACA	108,873	20,948,969	0.4%
Other Securities		490,175,335	8.1%
TOTAL FRANCE		628,121,594	10.5%

GERMANY — (15.3%)
Aurubis AG	285,630	26,511,311	0.4%
* Dialog Semiconductor P.L.C.	544,240	42,329,501	0.7%
Freenet AG	894,705	21,154,193	0.4%
GEA Group AG	746,864	30,263,026	0.5%
Gerresheimer AG	242,136	26,782,023	0.5%
Grand City Properties SA	783,310	21,155,349	0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY— (Continued)
Hugo Boss AG	392,537	$21,380,957	0.4%
Lanxess AG	590,921	40,554,303	0.7%
* ProSiebenSat.1 Media SE	1,340,987	26,738,492	0.4%
Rheinmetall AG	302,240	29,865,297	0.5%
# Siltronic AG	146,283	24,379,091	0.4%
TAG Immobilien AG	954,559	30,256,177	0.5%
Other Securities		608,983,956	10.1%
TOTAL GERMANY		950,353,676	15.9%

IRELAND — (0.8%)
* Bank of Ireland Group P.L.C.	4,690,139	25,167,918	0.4%
Other Securities		26,795,336	0.5%
TOTAL IRELAND		51,963,254	0.9%

ISRAEL — (3.2%)
Other Securities		200,818,675	3.4%

ITALY — (8.3%)
# Banco BPM SpA	10,026,255	32,319,368	0.5%
Italgas SpA	3,321,510	21,726,642	0.4%
Reply SpA	142,692	23,435,915	0.4%
Other Securities		440,491,690	7.4%
TOTAL ITALY		517,973,615	8.7%

LUXEMBOURG — (0.0%)
Other Security		162,519	0.0%

NETHERLANDS — (6.8%)
Aalberts NV	691,302	37,233,280	0.6%
Arcadis NV	528,421	21,666,797	0.4%
ASR Nederland NV	808,010	31,287,361	0.5%
BE Semiconductor Industries NV	452,964	38,600,576	0.7%
Corbion NV	406,829	23,297,413	0.4%
IMCD NV	268,218	42,736,488	0.7%
Signify NV	667,052	42,343,048	0.7%
Other Securities		183,098,170	3.0%
TOTAL NETHERLANDS		420,263,133	7.0%

NORWAY — (2.3%)
Other Securities		141,266,739	2.4%

PORTUGAL — (0.7%)
Other Securities		43,007,858	0.7%

SPAIN — (5.3%)
Other Securities		327,888,159	5.5%

SWEDEN — (8.9%)
Other Securities		555,274,673	9.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (14.2%)
Allreal Holding AG	112,905	$22,224,176	0.4%
Belimo Holding AG	60,560	27,734,394	0.5%
Bucher Industries AG	54,197	28,380,069	0.5%
Cembra Money Bank AG	187,433	21,028,235	0.4%
* Flughafen Zurich AG	126,351	20,916,537	0.4%
Georg Fischer AG	31,470	46,733,202	0.8%
Helvetia Holding AG	229,898	24,755,199	0.4%
PSP Swiss Property AG	322,767	40,984,586	0.7%
Siegfried Holding AG	31,383	29,451,400	0.5%
VAT Group AG	161,138	53,587,903	0.9%
Other Securities		568,085,276	9.3%
TOTAL SWITZERLAND		883,880,977	14.8%

UNITED STATES — (0.0%)
Other Security		1,232,001	0.0%
TOTAL COMMON STOCKS		5,862,860,989	98.2%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		54,396,953	0.9%

RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
Other Security		54,913	0.0%

SPAIN — (0.0%)
Other Securities		183,993	0.0%
TOTAL RIGHTS/WARRANTS		238,906	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $4,055,220,692)		5,917,820,070

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	25,679,222	297,108,601	5.0%

TOTAL INVESTMENTS—(100.0%)
(Cost $4,352,300,906)^		$6,214,928,671	104.1%
____________________

^	The cost for federal income tax purposes is $4,352,300,906.

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$219,237,007	—	$219,237,007
Belgium	$2,817,115	221,705,911	—	224,523,026
Denmark	—	327,515,397	—	327,515,397
Finland	—	369,378,686	—	369,378,686
France	—	628,121,594	—	628,121,594
Germany	—	950,353,676	—	950,353,676
Ireland	—	51,963,254	—	51,963,254
Israel	1,003,740	199,814,935	—	200,818,675
Italy	—	517,973,615	—	517,973,615
Luxembourg	—	162,519	—	162,519
Netherlands	4,590,678	415,672,455	—	420,263,133
Norway	—	141,266,739	—	141,266,739
Portugal	—	43,007,858	—	43,007,858
Spain	7,966,686	319,921,473	—	327,888,159
Sweden	—	555,274,673	—	555,274,673
Switzerland	—	883,880,977	—	883,880,977
United States	—	1,232,001	—	1,232,001
Preferred Stocks
Germany	—	54,396,953	—	54,396,953
Rights/Warrants
Italy	—	54,913	—	54,913
Spain	—	183,993	—	183,993
Bonds
Germany	—	323,222	—	323,222
Securities Lending Collateral	—	297,108,601	—	297,108,601
TOTAL	$16,378,219	$6,198,550,452	—	$6,214,928,671

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (84.6%)
COMMUNICATION SERVICES — (1.3%)
	Other Securities		$20,076,639	1.5%

CONSUMER DISCRETIONARY — (6.0%)
*	Aritzia, Inc.	427,638	12,791,882	1.0%
*	Canada Goose Holdings, Inc.	230,847	10,097,248	0.8%
*	Great Canadian Gaming Corp.	428,062	15,370,313	1.2%
#	Linamar Corp	216,634	13,587,684	1.0%
	Other Securities		41,715,576	3.0%
TOTAL CONSUMER DISCRETIONARY			93,562,703	7.0%

CONSUMER STAPLES — (4.7%)
#	Premium Brands Holdings Corp.	182,482	18,538,204	1.4%
	Primo Water Corp.	813,424	13,609,563	1.0%
	Other Securities		40,184,992	3.0%
TOTAL CONSUMER STAPLES			72,332,759	5.4%

ENERGY — (16.1%)
	ARC Resources, Ltd.	2,772,777	23,598,577	1.8%
#	Cameco Corp.	731,726	14,034,505	1.1%
#	Crescent Point Energy Corp.	2,370,438	10,727,781	0.8%
#	Gibson Energy, Inc.	940,791	18,024,997	1.4%
#	Inter Pipeline, Ltd.	885,858	14,399,838	1.1%
#	Keyera Corp.	445,938	11,983,055	0.9%
#*	MEG Energy Corp.	2,470,617	17,877,892	1.3%
*	Parex Resources, Inc.	786,291	13,130,222	1.0%
#	Parkland Corp.	476,900	15,411,918	1.2%
#	PrairieSky Royalty, Ltd.	1,029,307	12,463,616	0.9%
#	Whitecap Resources, Inc.	2,632,329	13,080,952	1.0%
	Other Securities		85,983,768	6.3%
TOTAL ENERGY			250,717,121	18.8%

FINANCIALS — (10.0%)
	Canadian Western Bank	456,902	12,826,871	1.0%
#	CI Financial Corp.	770,765	14,145,615	1.1%
#	ECN Capital Corp.	2,488,693	18,671,220	1.4%
#	Element Fleet Management Corp.	1,406,781	16,410,175	1.2%
	iA Financial Corp., Inc.	240,867	13,114,000	1.0%
#	Laurentian Bank of Canada	412,090	14,524,211	1.1%
	Other Securities		66,252,404	4.9%
TOTAL FINANCIALS			155,944,496	11.7%

HEALTH CARE — (1.0%)
	Other Securities		16,131,012	1.2%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INDUSTRIALS — (11.7%)
#*	ATS Automation Tooling Systems, Inc.	441,354	$12,668,099	1.0%
	Finning International, Inc.	885,513	23,180,782	1.7%
	LifeWorks, Inc.	401,948	10,836,643	0.8%
#	Richelieu Hardware, Ltd.	361,973	11,715,357	0.9%
#	SNC-Lavalin Group, Inc.	666,544	17,341,113	1.3%
#	Stantec, Inc.	287,574	12,831,331	1.0%
	TFI International, Inc.	245,978	22,456,704	1.7%
	Other Securities		71,394,144	5.3%
TOTAL INDUSTRIALS			182,424,173	13.7%

INFORMATION TECHNOLOGY — (4.4%)
*	BlackBerry, Ltd.	222,456	2,718,787	0.2%
#*	BlackBerry, Ltd.	1,540,551	18,825,533	1.4%
	Enghouse Systems, Ltd.	263,395	11,726,985	0.9%
*	Kinaxis, Inc.	99,954	13,148,999	1.0%
	Other Securities		22,773,898	1.7%
TOTAL INFORMATION TECHNOLOGY			69,194,202	5.2%

MATERIALS — (19.1%)
#	Alamos Gold, Inc., Class A	2,014,411	15,389,212	1.2%
#*	Capstone Mining Corp.	2,456,528	10,661,601	0.8%
#	Centerra Gold, Inc.	1,270,606	9,645,373	0.7%
	Endeavour Mining PLC	881,363	18,926,986	1.4%
#	First Majestic Silver Corp.	606,133	9,574,128	0.7%
#	First Majestic Silver Corp.	171,162	2,706,071	0.2%
*	Ivanhoe Mines, Ltd., Class A	2,121,673	15,318,630	1.1%
#	Labrador Iron Ore Royalty Corp.	289,259	10,960,387	0.8%
#	SSR Mining, Inc.	998,166	15,589,295	1.2%
#	Yamana Gold, Inc.	3,233,894	13,618,043	1.0%
	Other Securities		175,217,461	13.2%
TOTAL MATERIALS			297,607,187	22.3%

REAL ESTATE — (3.0%)
#	Altus Group, Ltd.	261,893	12,137,587	0.9%
#	Colliers International Group, Inc.	134,012	15,007,701	1.1%
	Colliers International Group, Inc.	4,163	466,173	0.0%
	Other Securities		19,497,632	1.5%
TOTAL REAL ESTATE			47,109,093	3.5%

UTILITIES — (7.3%)
#	AltaGas, Ltd.	662,005	13,895,910	1.1%
#	Boralex, Inc., Class A	549,954	16,747,954	1.3%
#	Capital Power Corp.	771,649	25,491,309	1.9%
#	Innergex Renewable Energy, Inc.	604,787	10,514,003	0.8%
#	Superior Plus Corp.	781,510	9,627,023	0.7%
	TransAlta Corp.	1,784,708	17,780,852	1.3%
#	TransAlta Renewables, Inc.	614,934	10,333,233	0.8%
	Other Securities		9,420,640	0.7%
TOTAL UTILITIES			113,810,924	8.6%
TOTAL COMMON STOCKS			1,318,910,309	98.9%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
Other Security		$1,594,954	0.2%

ENERGY — (0.0%)
Other Security		222,371	0.0%
TOTAL RIGHTS/WARRANTS		1,817,325	0.2%
TOTAL INVESTMENT SECURITIES
(Cost $927,343,868)		1,320,727,634

		Value†
SECURITIES LENDING COLLATERAL — (15.3%)
@§ The DFA Short Term Investment Fund	20,669,346	$239,144,334	17.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,166,472,859)^		$1,559,871,968	117.0%
____________________

^	The cost for federal income tax purposes is $1,166,472,859.

The Canadian Small Company Series
continued

Summary of the Series' investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,076,639	—	—	$20,076,639
Consumer Discretionary	93,535,425	$27,278	—	93,562,703
Consumer Staples	72,332,759	—	—	72,332,759
Energy	250,717,121	—	—	250,717,121
Financials	155,944,496	—	—	155,944,496
Health Care	16,131,012	—	—	16,131,012
Industrials	182,424,173	—	—	182,424,173
Information Technology	69,194,202	—	—	69,194,202
Materials	297,607,187	—	—	297,607,187
Real Estate	47,109,093	—	—	47,109,093
Utilities	113,810,924	—	—	113,810,924
Rights/Warrants
Energy	—	222,371	—	222,371
Materials	—	1,594,954	—	1,594,954
Securities Lending Collateral	—	239,144,334	—	239,144,334
TOTAL	$1,318,883,031	$240,988,937	—	$1,559,871,968

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

			Percentage of
	Shares	Value»	Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (2.9%)
Other Securities		$86,241,533	2.9%

CONSUMER DISCRETIONARY — (16.2%)
DCM Holdings Co., Ltd.	713,300	8,838,267	0.3%
Shimachu Co., Ltd.	256,900	13,578,995	0.5%
Other Securities		460,985,971	15.6%
TOTAL CONSUMER DISCRETIONARY		483,403,233	16.4%

CONSUMER STAPLES — (7.8%)
cocokara fine, Inc.	128,360	8,432,779	0.3%
Milbon Co., Ltd.	154,752	7,939,785	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	6,911,990	0.2%
Other Securities		208,970,547	7.1%
TOTAL CONSUMER STAPLES		232,255,101	7.9%

ENERGY — (1.3%)
Iwatani Corp.	222,900	10,113,538	0.4%
Other Securities		27,369,276	0.9%
TOTAL ENERGY		37,482,814	1.3%

FINANCIALS — (8.6%)
Fuyo General Lease Co., Ltd.	116,000	6,660,495	0.2%
Hirogin Holdings, Inc.	1,301,600	7,084,132	0.2%
Hokuhoku Financial Group, Inc.	834,800	7,921,727	0.3%
Jafco Group Co., Ltd.	204,100	9,230,625	0.3%
Shiga Bank, Ltd. (The)	307,600	6,642,879	0.2%
Yamaguchi Financial Group, Inc.	1,109,872	7,219,681	0.3%
Other Securities		211,870,416	7.2%
TOTAL FINANCIALS		256,629,955	8.7%

HEALTH CARE — (4.4%)
# H.U. Group Holdings, Inc.	336,700	8,566,416	0.3%
Jeol, Ltd.	243,000	7,744,954	0.3%
Other Securities		113,901,457	3.8%
TOTAL HEALTH CARE		130,212,827	4.4%

INDUSTRIALS — (29.1%)
BayCurrent Consulting, Inc.	61,500	7,957,504	0.3%
# DMG Mori Co., Ltd.	673,200	9,000,973	0.3%
Duskin Co., Ltd.	289,200	7,382,247	0.3%
# Fuji Corp.	422,100	8,485,887	0.3%
Furukawa Electric Co., Ltd.	401,200	10,054,193	0.3%
GS Yuasa Corp.	390,883	6,822,713	0.2%
Hazama Ando Corp.	1,302,400	8,091,329	0.3%
Inaba Denki Sangyo Co., Ltd.	353,300	8,505,149	0.3%
# Japan Steel Works, Ltd. (The)	389,300	8,322,588	0.3%
Meitec Corp.	169,000	8,378,202	0.3%
Mirait Holdings Corp.	524,835	7,471,621	0.3%

The Japanese Small Company Series
continued

				Percentage of
		Shares	Value»	Net Assets‡
	INDUSTRIALS — (Continued)
	Nichias Corp.	392,400	$ 8,498,721	0.3%
#	Nikkon Holdings Co., Ltd.	385,300	7,374,127	0.3%
	Nishimatsu Construction Co., Ltd.	345,000	6,701,641	0.2%
	OKUMA Corp.	137,100	6,654,537	0.2%
	Outsourcing, Inc.	732,300	6,791,351	0.2%
	Penta-Ocean Construction Co., Ltd.	1,716,400	10,884,002	0.4%
	Ushio, Inc.	660,300	7,375,978	0.3%
	Other Securities		722,986,204	24.4%
	TOTAL INDUSTRIALS		867,738,967	29.5%

	INFORMATION TECHNOLOGY — (13.5%)
	Daiwabo Holdings Co., Ltd.	117,500	7,692,034	0.3%
	Nippon Electric Glass Co., Ltd.	431,236	8,481,534	0.3%
	NSD Co., Ltd.	513,760	9,024,017	0.3%
	Systena Corp.	402,100	7,296,298	0.3%
	Tokyo Seimitsu Co., Ltd.	257,200	8,678,304	0.3%
	Topcon Corp.	691,700	6,895,912	0.2%
	Ulvac, Inc.	264,700	9,695,804	0.3%
	Other Securities		343,510,881	11.7%
	TOTAL INFORMATION TECHNOLOGY		401,274,784	13.7%

	MATERIALS — (10.6%)
	ADEKA Corp.	607,100	7,850,888	0.3%
	Asahi Holdings, Inc.	227,850	7,430,158	0.3%
*	Kobe Steel, Ltd.	1,878,500	7,334,448	0.3%
	Mitsui Mining & Smelting Co., Ltd.	379,600	9,582,034	0.3%
	Sumitomo Osaka Cement Co., Ltd.	234,099	7,119,777	0.3%
	Toagosei Co., Ltd.	758,400	8,029,619	0.3%
	Tokuyama Corp.	385,498	8,591,460	0.3%
	Toyobo Co., Ltd.	531,900	7,091,528	0.2%
	Other Securities		252,544,871	8.4%
	TOTAL MATERIALS		315,574,783	10.7%

	REAL ESTATE — (2.0%)
	Heiwa Real Estate Co., Ltd.	229,900	6,711,838	0.2%
	Kenedix, Inc.	1,442,000	7,472,555	0.3%
	Other Securities		45,146,783	1.5%
	TOTAL REAL ESTATE		59,331,176	2.0%

	UTILITIES — (1.7%)
	Nippon Gas Co., Ltd.	210,300	10,030,620	0.3%
	Other Securities		39,127,903	1.4%
	TOTAL UTILITIES		49,158,523	1.7%
	TOTAL COMMON STOCKS
	(Cost $2,621,667,169)		2,919,303,696	99.2%

			Value†
	SECURITIES LENDING COLLATERAL — (1.9%)
@ §	The DFA Short Term Investment Fund	4,999,517	57,849,414	2.0%
	TOTAL INVESTMENTS—(100.0%)
	(Cost $2,679,495,864)		$2,977,153,110	101.2%

The Japanese Small Company Series
continued

Summary of the Series' investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$86,241,533	—	$86,241,533
Consumer Discretionary	—	483,403,233	—	483,403,233
Consumer Staples	—	232,255,101	—	232,255,101
Energy	—	37,482,814	—	37,482,814
Financials	—	256,629,955	—	256,629,955
Health Care	—	130,212,827	—	130,212,827
Industrials	—	867,738,967	—	867,738,967
Information Technology	—	401,274,784	—	401,274,784
Materials	—	315,574,783	—	315,574,783
Real Estate	—	59,331,176	—	59,331,176
Utilities	—	49,158,523	—	49,158,523
Securities Lending Collateral	—	57,849,414	—	57,849,414
TOTAL	—	$2,977,153,110	—	$2,977,153,110

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.3%)
AUSTRALIA — (56.7%)
	ALS, Ltd.	1,761,709	$11,657,630	0.8%
	Ansell, Ltd.	524,737	14,838,028	1.0%
	ARB Corp., Ltd.	533,754	11,561,661	0.8%
#	Bank of Queensland, Ltd.	2,458,045	11,089,381	0.7%
	Bapcor, Ltd.	2,252,217	12,138,948	0.8%
	Breville Group, Ltd.	821,653	15,223,025	1.0%
	Carsales.com, Ltd.	1,200,481	17,538,761	1.2%
	CSR, Ltd.	3,273,096	10,132,649	0.7%
	Downer EDI, Ltd.	2,594,034	8,020,528	0.5%
	Elders, Ltd.	1,232,076	9,714,962	0.6%
	Healius, Ltd.	4,144,191	9,821,402	0.7%
	IGO, Ltd.	3,070,006	9,595,397	0.6%
	IRESS, Ltd.	1,225,060	7,926,997	0.5%
	JB Hi-Fi, Ltd.	237,242	7,927,553	0.5%
#*	Lynas Corp., Ltd.	6,066,989	12,070,586	0.8%
	Metcash, Ltd.	7,963,936	16,519,341	1.1%
	Mineral Resources, Ltd.	951,983	16,716,625	1.1%
*	NEXTDC, Ltd.	1,796,439	16,085,040	1.1%
	nib holdings, Ltd.	3,098,293	9,066,675	0.6%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	13,590,846	0.9%
	Orora, Ltd.	6,339,374	11,488,974	0.8%
	OZ Minerals, Ltd.	2,218,981	23,180,326	1.5%
	Pendal Group, Ltd.	1,950,282	8,872,828	0.6%
*	Perseus Mining, Ltd.	9,066,296	7,841,297	0.5%
	Premier Investments, Ltd.	622,552	9,337,094	0.6%
	Regis Resources, Ltd.	3,239,807	9,509,237	0.6%
	Reliance Worldwide Corp., Ltd.	4,342,033	12,534,300	0.8%
*	Saracen Mineral Holdings, Ltd.	5,077,306	20,291,051	1.3%
*	Silver Lake Resources, Ltd.	6,142,732	9,198,884	0.6%
	Spark Infrastructure Group	11,558,934	16,130,112	1.1%
	St Barbara, Ltd.	5,221,239	9,818,297	0.7%
	Star Entertainment Grp, Ltd. (The)	3,693,648	8,511,988	0.6%
	Steadfast Group, Ltd.	5,683,479	14,249,839	0.9%
	Super Retail Group, Ltd.	1,139,326	8,966,593	0.6%
	Technology One, Ltd.	1,748,272	11,036,395	0.7%
*	Vocus Group, Ltd.	4,091,642	9,909,009	0.7%
	Other Securities		451,602,563	29.3%
TOTAL AUSTRALIA			883,714,822	57.9%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (22.5%)
# IGG, Inc.	9,421,000	$10,198,134	0.7%
Kerry Logistics Network, Ltd.	4,063,500	8,486,558	0.6%
Luk Fook Holdings International, Ltd.	3,704,000	9,056,888	0.6%
Man Wah Holdings, Ltd.	12,205,200	17,034,026	1.1%
SITC International Holdings Co., Ltd.	6,142,000	9,487,271	0.6%
# Vitasoy International Holdings, Ltd.	2,143,000	8,668,231	0.6%
VTech Holdings, Ltd.	1,438,200	9,542,489	0.6%
Other Securities		278,624,321	18.2%
TOTAL HONG KONG		351,097,918	23.0%

NEW ZEALAND — (7.1%)
Chorus, Ltd.	3,152,349	17,529,495	1.2%
Infratil, Ltd.	3,949,779	14,144,121	0.9%
Mainfreight, Ltd.	289,611	10,326,649	0.7%
SKYCITY Entertainment Group, Ltd.	5,101,527	9,439,519	0.6%
Summerset Group Holdings, Ltd.	1,378,955	9,475,546	0.6%
Other Securities		49,527,979	3.2%
TOTAL NEW ZEALAND		110,443,309	7.2%

SINGAPORE — (11.0%)
ComfortDelGro Corp., Ltd.	8,950,800	8,852,888	0.6%
Sembcorp Industries, Ltd.	7,106,600	8,225,582	0.5%
Other Securities		154,789,717	10.2%
TOTAL SINGAPORE		171,868,187	11.3%
TOTAL COMMON STOCKS		1,517,124,236	99.4%

RIGHTS/WARRANTS — (0.0%)

SINGAPORE — (0.0%)
Other Securities		26,083	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,623,607,351)		1,517,150,319

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	3,633,899	42,047,846	2.7%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,665,649,023)		$1,559,198,165	102.1%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,882,708	$878,832,114	—	$883,714,822
Hong Kong	740,917	350,357,001	—	351,097,918
New Zealand	—	110,443,309	—	110,443,309
Singapore	—	171,868,187	—	171,868,187
Rights/Warrants
Singapore	—	26,083	—	26,083
Securities Lending Collateral	—	42,047,846	—	42,047,846
TOTAL	$5,623,625	$1,553,574,540	—	$1,559,198,165

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$36,178,617	2.5%

CONSUMER DISCRETIONARY — (18.8%)
Bellway P.L.C.	514,084	15,553,702	1.1%
Countryside Properties P.L.C.	2,813,575	12,288,663	0.8%
Domino's Pizza Group P.L.C.	3,580,555	15,373,097	1.0%
Dunelm Group P.L.C.	685,419	11,587,636	0.8%
Games Workshop Group P.L.C.	205,563	27,635,151	1.9%
* Inchcape P.L.C.	2,472,981	15,863,472	1.1%
Moneysupermarket.com Group P.L.C.	3,466,544	10,948,861	0.7%
Pets at Home Group P.L.C.	3,218,903	16,165,286	1.1%
William Hill P.L.C.	5,240,138	18,610,224	1.3%
Other Securities		138,358,373	9.3%
TOTAL CONSUMER DISCRETIONARY		282,384,465	19.1%

CONSUMER STAPLES — (6.4%)
Britvic P.L.C.	1,585,438	15,149,864	1.0%
Cranswick P.L.C.	379,748	15,829,814	1.1%
Fevertree Drinks P.L.C.	610,255	15,921,225	1.1%
Tate & Lyle P.L.C.	2,442,033	18,825,087	1.3%
Other Securities		31,238,431	2.1%
TOTAL CONSUMER STAPLES		96,964,421	6.6%

ENERGY — (1.8%)
Other Securities		27,319,053	1.9%

FINANCIALS — (14.4%)
Beazley P.L.C.	2,964,842	11,302,783	0.8%
Close Brothers Group P.L.C.	1,007,674	14,051,166	1.0%
* Hiscox, Ltd.	1,268,750	13,560,668	0.9%
IG Group Holdings P.L.C.	2,561,656	25,279,706	1.7%
Lancashire Holdings, Ltd.	1,430,682	11,806,704	0.8%
Man Group P.L.C.	10,338,145	14,426,511	1.0%
Quilter P.L.C.	10,292,590	16,341,140	1.1%
Other Securities		109,440,649	7.3%
TOTAL FINANCIALS		216,209,327	14.6%

HEALTH CARE — (3.6%)
Other Securities		54,517,955	3.7%

INDUSTRIALS — (29.8%)
Avon Rubber P.L.C.	210,277	10,711,700	0.7%
* Balfour Beatty P.L.C.	4,677,048	12,925,786	0.9%
Bodycote P.L.C.	1,288,277	10,863,830	0.7%
Diploma P.L.C.	775,767	22,338,566	1.5%
Electrocomponents P.L.C.	2,625,523	23,051,598	1.6%
* G4S P.L.C.	9,287,044	24,489,186	1.7%
* Grafton Group P.L.C.	1,582,491	13,757,361	0.9%
* Hays P.L.C.	9,080,700	12,539,176	0.9%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
* Howden Joinery Group P.L.C.	1,721,333	$14,211,059	1.0%
IMI P.L.C.	1,740,984	23,344,076	1.6%
QinetiQ Group P.L.C.	3,957,841	12,122,109	0.8%
Rotork P.L.C.	5,397,898	19,667,000	1.3%
Royal Mail P.L.C.	5,277,907	15,535,071	1.1%
Signature Aviation P.L.C.	5,602,723	17,156,548	1.2%
* Travis Perkins P.L.C.	1,545,039	21,219,992	1.4%
Ultra Electronics Holdings P.L.C.	588,864	14,367,628	1.0%
* Weir Group P.L.C (The)	852,580	15,839,014	1.1%
Other Securities		162,848,813	10.9%
TOTAL INDUSTRIALS		446,988,513	30.3%

INFORMATION TECHNOLOGY — (7.9%)
Computacenter P.L.C.	542,204	16,015,027	1.1%
* Renishaw P.L.C.	149,386	10,838,164	0.7%
Softcat P.L.C.	810,023	11,808,219	0.8%
Spectris P.L.C.	668,518	21,456,266	1.5%
Spirent Communications P.L.C.	4,124,361	15,483,840	1.0%
Other Securities		42,857,076	2.9%
TOTAL INFORMATION TECHNOLOGY		118,458,592	8.0%

MATERIALS — (7.1%)
Centamin P.L.C.	8,142,932	13,095,860	0.9%
# KAZ Minerals P.L.C.	1,557,504	12,707,831	0.9%
* Marshalls P.L.C.	1,446,763	12,534,531	0.8%
Synthomer P.L.C.	2,272,816	11,106,463	0.8%
Victrex P.L.C.	601,744	14,378,852	1.0%
Other Securities		42,534,863	2.8%
TOTAL MATERIALS		106,358,400	7.2%

REAL ESTATE — (4.2%)
Grainger P.L.C.	4,445,647	16,105,781	1.1%
* IWG P.L.C.	4,189,134	13,741,153	0.9%
St. Modwen Properties P.L.C.	2,715,246	11,661,984	0.8%
Other Securities		21,024,004	1.4%
TOTAL REAL ESTATE		62,532,922	4.2%

UTILITIES — (1.5%)
Other Securities		21,934,035	1.5%

TOTAL COMMON STOCKS		1,469,846,300	99.6%
PREFERRED STOCKS — (0.0%)
CONSUMER STAPLES — (0.0%)
Other Security		11,081	0.0%
TOTAL PREFERRED STOCKS		11,081	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,646,994,406)		1,469,857,381

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	2,700,372	31,246,001	2.1%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,103,060,882)		$1,501,103,382	101.7%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$36,178,617	—	$36,178,617
Consumer Discretionary	—	282,384,465	—	282,384,465
Consumer Staples	—	96,964,421	—	96,964,421
Energy	—	27,319,053	—	27,319,053
Financials	—	216,209,327	—	216,209,327
Health Care	—	54,517,955	—	54,517,955
Industrials	—	446,988,513	—	446,988,513
Information Technology	—	118,458,592	—	118,458,592
Materials	—	106,358,400	—	106,358,400
Real Estate	—	62,532,922	—	62,532,922
Utilities	—	21,934,035	—	21,934,035
Preferred Stocks
Consumer Staples	—	11,081	—	11,081
Securities Lending Collateral	—	31,246,001	—	31,246,001
TOTAL	—	$1,501,103,382	—	$1,501,103,382

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (92.5%)
	AUSTRIA — (3.1%)
	voestalpine AG	640,995	$17,824,068	0.4%
	Other Securities		133,545,143	2.9%
	TOTAL AUSTRIA		151,369,211	3.3%

	BELGIUM — (3.1%)
*	Ackermans & van Haaren NV	171,330	21,089,598	0.5%
	Other Securities		131,799,418	2.8%
	TOTAL BELGIUM		152,889,016	3.3%

	DENMARK — (5.8%)
	Pandora A.S.	469,106	37,213,911	0.8%
	Royal Unibrew A.S.	345,044	33,644,924	0.7%
	SimCorp A.S.	278,224	33,184,785	0.7%
	Topdanmark A.S.	464,847	18,203,120	0.4%
	Other Securities		161,749,400	3.6%
	TOTAL DENMARK		283,996,140	6.2%

	FINLAND — (6.5%)
	Huhtamaki Oyj	684,659	33,443,893	0.7%
	Metso Outotec Oyj	3,973,290	28,009,583	0.6%
#	Nokian Renkaat Oyj	542,115	16,658,068	0.4%
	Orion Oyj, Class B	515,971	22,083,355	0.5%
	Valmet Oyj	889,683	21,233,990	0.5%
	Other Securities		197,584,214	4.2%
	TOTAL FINLAND		319,013,103	6.9%

	FRANCE — (10.1%)
Ω	Euronext NV	256,149	26,670,617	0.6%
#*	Ingenico Group SA	410,246	58,983,247	1.3%
*	Rexel SA	2,168,743	22,833,968	0.5%
	Rubis SCA	510,543	16,786,552	0.4%
*	SOITEC	131,953	18,718,831	0.4%
	Other Securities		352,308,189	7.6%
	TOTAL FRANCE		496,301,404	10.8%

	GERMANY — (14.0%)
	Aurubis AG	296,684	18,979,902	0.4%
#*	CTS Eventim AG & Co. KGaA	411,788	18,253,469	0.4%
*	Dialog Semiconductor P.L.C.	601,965	22,949,251	0.5%
	GEA Group AG	847,030	28,209,232	0.6%
	Gerresheimer AG	254,880	25,621,653	0.6%
	Grand City Properties SA	803,479	18,237,829	0.4%
	Lanxess AG	597,294	30,293,412	0.7%
	Rheinmetall AG	313,337	22,899,837	0.5%
#	TAG Immobilien AG	954,559	28,130,494	0.6%
	Other Securities		475,069,955	10.3%
	TOTAL GERMANY		688,645,034	15.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	IRELAND — (0.5%)
	Other Securities		$25,606,129	0.6%

	ISRAEL — (3.2%)
	Other Securities		157,034,907	3.4%

	ITALY — (7.9%)
#*	Banco BPM SpA	9,217,317	16,697,140	0.4%
	Italgas SpA	3,402,703	19,663,311	0.4%
	Prysmian SpA	614,980	16,735,081	0.4%
	Other Securities		334,298,213	7.2%
	TOTAL ITALY		387,393,745	8.4%

	NETHERLANDS — (6.6%)
	Aalberts NV	714,897	23,984,157	0.5%
#*	Altice Europe NV	3,929,414	19,319,574	0.4%
	ASR Nederland NV	873,857	26,517,609	0.6%
	BE Semiconductor Industries NV	529,783	21,346,926	0.5%
	Corbion NV	416,939	18,936,387	0.4%
	IMCD NV	357,089	41,329,836	0.9%
	SBM Offshore NV	1,312,499	21,210,222	0.5%
*Ω	Signify NV	780,137	27,691,217	0.6%
	Other Securities		121,329,142	2.6%
	TOTAL NETHERLANDS		321,665,070	7.0%

	NORWAY — (2.0%)
	Other Securities		100,529,778	2.2%

	PORTUGAL — (0.7%)
	Other Securities		32,924,492	0.7%

	SPAIN — (5.2%)
	Acciona SA	173,951	17,575,410	0.4%
	Viscofan SA	280,336	18,926,325	0.4%
	Other Securities		216,653,904	4.7%
	TOTAL SPAIN		253,155,639	5.5%

	SWEDEN — (8.6%)
	Other Securities		419,952,966	9.1%

	SWITZERLAND — (15.2%)
	Allreal Holding AG	113,917	24,127,535	0.5%
*	ams AG	1,516,165	32,463,632	0.7%
	Belimo Holding AG	3,028	22,518,341	0.5%
	Bucher Industries AG	54,197	20,894,138	0.5%
	Cembra Money Bank AG	187,433	20,824,503	0.5%
*	Flughafen Zurich AG	126,351	17,051,491	0.4%
	Georg Fischer AG	31,470	31,786,184	0.7%
	Helvetia Holding AG	218,900	17,164,641	0.4%
	PSP Swiss Property AG	326,804	39,519,077	0.9%
	Siegfried Holding AG	30,001	18,993,894	0.4%

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	SWITZERLAND — (Continued)
*	Sunrise Communications Group AG	271,523	$32,543,081	0.7%
Ω	VAT Group AG	205,035	38,467,620	0.8%
	Other Securities		427,003,922	9.1%
	TOTAL SWITZERLAND		743,358,059	16.1%
	TOTAL COMMON STOCKS		4,533,834,693	98.5%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		43,263,406	1.0%

	RIGHTS/WARRANTS — (0.0%)
	FRANCE — (0.0%)
	Other Security		4,394	0.0%
	SPAIN — (0.0%)
	Other Security		560,562	0.0%
	TOTAL RIGHTS/WARRANTS		564,956	0.0%
	TOTAL INVESTMENT SECURITIES
	(Cost $4,362,167,478)		4,577,663,055

			Value†
	SECURITIES LENDING COLLATERAL — (6.6%)
@§	The DFA Short Term Investment Fund	28,037,153	324,417,899	7.0%
	TOTAL INVESTMENTS—(100.0%)
	(Cost $4,686,535,113)		$4,902,080,954	106.5%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$151,369,211	—	$151,369,211
Belgium	—	152,889,016	—	152,889,016
Denmark	—	283,996,140	—	283,996,140
Finland	—	319,013,103	—	319,013,103
France	—	496,301,404	—	496,301,404
Germany	$10,245,361	678,399,673	—	688,645,034
Ireland	—	25,606,129	—	25,606,129
Israel	588,399	156,446,508	—	157,034,907
Italy	—	387,393,745	—	387,393,745
Netherlands	—	321,665,070	—	321,665,070
Norway	82,679	100,447,099	—	100,529,778
Portugal	—	32,924,492	—	32,924,492
Spain	—	253,155,639	—	253,155,639
Sweden	1,529,715	418,423,251	—	419,952,966
Switzerland	32,543,081	710,814,978	—	743,358,059
Preferred Stocks
Germany	—	43,263,406	—	43,263,406
Rights/Warrants
France	—	4,394	—	4,394
Spain	—	560,562	—	560,562
Securities Lending Collateral	—	324,417,899	—	324,417,899
TOTAL	$44,989,235	$4,857,091,719	—	$4,902,080,954

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (86.8%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$12,808,291	1.3%

CONSUMER DISCRETIONARY — (5.5%)
*	Aritzia, Inc.	427,638	6,458,062	0.7%
#	BRP, Inc.	133,511	7,211,177	0.7%
#*	Great Canadian Gaming Corp.	428,062	7,309,473	0.8%
	Linamar Corp.	216,634	7,081,296	0.7%
	Other Securities		33,270,140	3.4%
TOTAL CONSUMER DISCRETIONARY			61,330,148	6.3%

CONSUMER STAPLES — (5.2%)
#	Jamieson Wellness, Inc.	275,646	7,973,727	0.8%
#	Maple Leaf Foods, Inc.	355,793	6,478,675	0.7%
#	North West Co., Inc. (The)	319,480	7,877,293	0.8%
#	Premium Brands Holdings Corp.	182,482	13,017,405	1.3%
	Primo Water Corp.	96,682	1,211,426	0.1%
	Primo Water Corp.	813,424	10,196,038	1.1%
	Other Securities		11,076,713	1.2%
TOTAL CONSUMER STAPLES			57,831,277	6.0%

ENERGY — (11.4%)
	ARC Resources, Ltd.	2,215,726	10,909,827	1.1%
#	Cameco Corp.	682,775	6,493,190	0.7%
#	Gibson Energy, Inc.	940,791	13,854,477	1.4%
*	Parex Resources, Inc.	786,291	7,654,578	0.8%
	Tourmaline Oil Corp.	1,090,347	14,125,489	1.5%
	Other Securities		73,459,246	7.5%
TOTAL ENERGY			126,496,807	13.0%

FINANCIALS — (9.1%)
#	Canadian Western Bank	456,902	8,402,086	0.9%
	CI Financial Corp.	672,201	7,835,534	0.8%
	ECN Capital Corp.	2,488,693	9,862,868	1.0%
#	Element Fleet Management Corp.	1,490,738	14,042,454	1.5%
	Genworth MI Canada, Inc.	234,684	7,785,809	0.8%
	iA Financial Corp., Inc.	234,884	8,183,829	0.8%
#	Laurentian Bank of Canada	412,090	8,106,942	0.8%
	Other Securities		37,425,337	3.9%
TOTAL FINANCIALS			101,644,859	10.5%

HEALTH CARE — (0.9%)
	Other Securities		10,336,878	1.1%

INDUSTRIALS — (11.4%)
#	Finning International, Inc.	885,513	13,465,806	1.4%
#	Morneau Shepell, Inc.	401,948	8,034,133	0.8%
#	Richelieu Hardware, Ltd.	361,973	9,731,947	1.0%
#	Stantec, Inc.	507,094	14,562,348	1.5%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
#	TFI International, Inc.	481,820	$21,452,798	2.2%
	Other Securities		59,373,391	6.1%
TOTAL INDUSTRIALS			126,620,423	13.0%

INFORMATION TECHNOLOGY — (5.4%)
#*	BlackBerry, Ltd.	977,994	4,389,705	0.5%
#*	BlackBerry, Ltd.	1,540,551	6,917,074	0.7%
	Enghouse Systems, Ltd.	263,395	13,069,912	1.3%
#*	Kinaxis, Inc.	141,544	21,607,160	2.2%
	Other Securities		13,953,819	1.5%
TOTAL INFORMATION TECHNOLOGY			59,937,670	6.2%

MATERIALS — (25.8%)
#	Alamos Gold, Inc., Class A	2,003,290	18,299,207	1.9%
	Centerra Gold, Inc.	1,270,606	11,100,996	1.1%
*	Eldorado Gold Corp.	664,263	8,326,345	0.9%
*	Eldorado Gold Corp.	74,100	928,473	0.1%
#*	Endeavour Mining Corp.	675,295	16,564,312	1.7%
*	IAMGOLD Corp.	2,197,656	8,049,659	0.8%
*	IAMGOLD Corp.	599,837	2,201,402	0.2%
#*	Ivanhoe Mines, Ltd., Class A	2,965,148	11,662,070	1.2%
*	New Gold, Inc.	3,469,405	7,030,994	0.7%
	Pan American Silver Corp.	274,369	8,719,342	0.9%
#*	Pretium Resources, Inc.	293,903	3,579,739	0.4%
#*	Pretium Resources, Inc.	455,178	5,551,785	0.6%
#*	SSR Mining, Inc.	1,130,996	20,933,991	2.2%
	Stella-Jones, Inc.	207,304	6,746,755	0.7%
*	Teranga Gold Corp.	618,863	6,438,069	0.7%
#	West Fraser Timber Co., Ltd.	221,992	10,295,643	1.1%
	Yamana Gold, Inc.	3,304,447	18,378,708	1.9%
	Other Securities		122,108,748	12.4%
TOTAL MATERIALS			286,916,238	29.5%

REAL ESTATE — (3.7%)
#	Altus Group, Ltd	261,893	10,715,145	1.1%
#	Colliers International Group, Inc.	165,544	11,724,635	1.2%
	Colliers International Group, Inc.	4,163	295,073	0.0%
	Other Securities		18,263,649	1.9%
TOTAL REAL ESTATE			40,998,502	4.2%

UTILITIES — (7.3%)
#	Boralex, Inc., Class A	549,954	15,995,435	1.6%
#	Capital Power Corp.	771,649	17,004,890	1.8%
#	Innergex Renewable Energy, Inc.	800,557	14,433,219	1.5%
#	Superior Plus Corp.	781,510	6,951,057	0.7%
	TransAlta Corp.	1,784,708	10,582,596	1.1%
	TransAlta Corp.	16,789	99,559	0.0%
#	TransAlta Renewables, Inc.	614,934	7,708,022	0.8%
	Other Securities		8,651,855	0.9%
TOTAL UTILITIES			81,426,633	8.4%
TOTAL COMMON STOCKS			966,347,726	99.5%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.1%)

MATERIALS — (0.1%)
Other Security		$1,351,019	0.1%
TOTAL RIGHTS/WARRANTS		1,351,019	0.1%
TOTAL INVESTMENT SECURITIES
(Cost $979,047,177)		967,698,745

		Value†
SECURITIES LENDING COLLATERAL — (13.1%)
@§ The DFA Short Term Investment Fund	12,646,413	146,331,640	15.1%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,125,355,991)		$1,114,030,385	114.7%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,808,291	—	—	$12,808,291
Consumer Discretionary	60,698,059	$632,089	—	61,330,148
Consumer Staples	57,831,277	—	—	57,831,277
Energy	126,496,807	—	—	126,496,807
Financials	101,644,859	—	—	101,644,859
Health Care	10,336,878	—	—	10,336,878
Industrials	126,620,423	—	—	126,620,423
Information Technology	59,937,670	—	—	59,937,670
Materials	286,883,757	32,481	—	286,916,238
Real Estate	40,998,502	—	—	40,998,502
Utilities	81,426,633	—	—	81,426,633
Rights/Warrants
Materials	—	1,351,019	—	1,351,019
Securities Lending Collateral	—	146,331,640	—	146,331,640
TOTAL	$965,683,156	$148,347,229	—	$1,114,030,385

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2021
(Unaudited)

(Amounts in thousands)

			The
	The	The	United	The	The
	Japanese	Asia	Kingdom	Continental	Canadian
	Small	Pacific Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $111,759,
$147,498, $20,460, $304,400 and $249,871 of
securities on loan, respectively	$3,102,972	$1,786,084	$1,905,558	$5,917,820	$1,320,728
Collateral from Securities on Loan Invested in
Affiliate at Value (including cost of $35,844,
$50,875, $21,785, $297,080 and $239,129,
respectively)	35,857	50,879	21,790	297,109	239,144
Foreign Currencies at Value	21,580	231	1,054	2,376	2,774
Cash	71	225	1,313	1,625	98
Receivables:
Investment Securities Sold	3,632	35,390	3,075	28,932	6,847
Dividends, Interest and Tax Reclaims	5,284	2,408	4,886	23,664	2,923
Securities Lending Income	111	276	21	953	193
Unrealized Gain on Foreign Currency Contracts	55	16	—	24	—
Prepaid Expenses and Other Assets	3	2	1	4	1
Total Assets	3,169,565	1,875,511	1,937,698	6,272,507	1,572,708
LIABILITIES:
Payables:
Upon Return of Securities Loaned	35,890	50,880	21,790	297,161	239,144
Investment Securities Purchased	13,423	4,714	796	2,306	131
Due to Advisor	257	156	164	505	114
Accrued Expenses and Other Liabilities	557	281	240	757	153
Total Liabilities	50,127	56,031	22,990	300,729	239,542
NET ASSETS	$3,119,438	$1,819,480	$1,914,708	$5,971,778	$1,333,166
Investments at Cost	$2,585,190	$1,507,495	$1,455,176	$4,055,221	$927,344
Foreign Currencies at Cost	$21,633	$231	$1,053	$2,376	$2,777
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands)

			The
	The	The	United	The	The
	Japanese	Asia	Kingdom	Continental	Canadian
	Small	Pacific Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $123,065,
$117,829, $29,285, $311,792 and $168,651 of
securities on loan, respectively)	$2,919,304	$1,517,150	$1,469,857	$4,577,663	$967,669
Collateral from Securities on Loan Invested in
Affiliate at Value (including cost of $57,829,
$42,042, $31,239, $324,368 and $146,309)	57,849	42,048	31,246	324,418	146,332
Foreign Currencies at Value	903	5,766	47	—	1,204
Cash	1,309	201	608	1,156	2
Receivables:
Investment Securities Sold	2,619	2,354	2,741	6,885	1,592
Dividends, Interest and Tax Reclaims	19,483	3,861	2,834	16,682	383
Securities Lending Income	261	281	28	914	197
Unrealized Gain on Foreign Currency Contracts	5	1	1	13
Prepaid Expenses and Other Assets	—	—	1
Total Assets	3,001,733	1,571,662	1,507,363	4,927,731	1,117,409
LIABILITIES:
Payables:
Due to Custodian				253
Upon Return of Securities Loaned	57,878	42,044	31,244	324,448	146,315
Investment Securities Purchased	—	2,257	—	104	—
Due to Advisor	259	134	131	420	86
Futures Margin Variation	—	—	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	—	—
Accrued Expenses and Other Liabilities	443	213	206	561	125
Total Liabilities	58,580	44,648	31,581	325,786	146,526
NET ASSETS	$2,943,153	$1,527,014	$1,475,782	$4,601,945	$970,883
Investments Securities at Cost	$2,621,667	$1,623,607	$1,646,994	$4,362,167	$979,047
Foreign Currencies at Cost	$905	$5,771	$47	$(249)	$1,203
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	The	The Asia	The United	The	The
	Japanese	Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series#	Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,633
$703, $419, $14,486 and $3,388 respectively)	$68,798	$60,440	$43,863	$103,850	$19,653
Non Cash Income
Income from Securities Lending	4,338	4,128	613	11,592	2,427
Total Investment Income	73,136	64,568	44,476	115,442	22,080
Expenses
Investment Management Fees	3,240	1,488	1,781	5,081	1,004
Accounting & Transfer Agent Fees	151	79	89	234	52
Custodian Fees	465	208	65	545	60
Shareholders’ Reports	31	29	29	35	28
Directors’/Trustees’ Fees & Expenses	29	12	13	39	8
Professional Fees	57	28	34	111	17
Other	138	58	73	208	35
Total Expenses	4,111	1,902	2,084	6,253	1,204
Fees Paid Indirectly (Note C)	55	33	15	87	6
Net Expenses	4,056	1,869	2,069	6,166	1,198
Net Investment Income (Loss)	69,080	62,699	42,407	109,276	20,882
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(64,936)	(77,003)	(34,350)	92,887	(221,703)
Affiliated Investment Companies Shares Sold	(9)	(11)	(1)	(26)	(8)
Futures	—	608	(394)	(260)	—
Foreign Currency Transactions	228	(267)	(444)	1,299	(151)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(116,647)	(1,299)	(329,388)	(384,869)	206,814
Affiliated Investment Companies Shares	9	1	4	9	3
Translation of Foreign Currency Denominated
Amounts	182	1	(381)	825	(2)
Net Realized and Unrealized Gain (Loss)	(181,173)	(77,970)	(364,904)	(290,153)	(15,047)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$(112,093)	$(15,271)	$(322,497)	$(180,877)	$5,835
____________________

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,080	$81,603
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(64,936)	63,546
Affiliated Investment Companies Shares Sold	(9)	—
Foreign Currency Transactions	228	893
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(116,647)	2,479
Affiliated Investment Companies Shares	9	10
Translation of Foreign Currency-Denominated Amounts	182	9
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,093)	148,540
Transactions in Interest:
Contributions	71,736	105,276
Withdrawals	(764,667)	(339,736)
Net Increase (Decrease) from Transactions in Interest	(692,931)	(234,460)
Total Increase (Decrease) in Net Assets	(805,024)	(85,920)
Net Assets
Beginning of Year	3,748,177	3,834,097
End of Year	$2,943,153	$3,748,177
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,699	$68,215	$42,407	$76,252
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(77,003)	28,597	(34,350)	45,398
Affiliated Investment Companies Shares Sold	(11)	3	(1)	2
Futures	608	(97)	(394)	—
Foreign Currency Transactions	(267)	(572)	(444)	(1,016)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,299)	(10,141)	(329,338)	105,943
Affiliated Investment Companies Shares	1	4	4	1
Translation of Foreign Currency-Denominated Amounts	1	16	(381)	552
Net Increase (Decrease) in Net Assets Resulting
from Operations	(15,271)	86,025	(322,497)	227,132
Transactions in Interest:
Contributions	82,954	84,771	5,810	92,887
Withdrawals	(182,512)	(259,324)	(484,982)	(231,393)
Net Increase (Decrease) from Transactions in Interest	(99,558)	(174,553)	(479,172)	(138,506)
Total Increase (Decrease) in Net Assets	(114,829)	(88,528)	(801,669)	88,626
Net Assets
Beginning of Year	1,641,843	1,730,371	2,277,451	2,188,825
End of Year	$1,527,014	$1,641,843	$1,475,782	$2,277,451
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$109,276	$146,906	$20,882	$26,482
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	92,877	271,616	(221,703)	(81,417)
Affiliated Investment Companies Shares Sold	(26)	7	(8)	(6)
Futures	(260)	—	—	—
Foreign Currency Transactions	1,299	(101)	151	172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(384,869)	20,336	206,814	60,948
Affiliated Investment Companies Shares	(9)	46	3	16
Translation of Foreign Currency-Denominated Amounts	825	63	(2)	6
Net Increase (Decrease) in Net Assets Resulting
from Operations	(180,877)	438,873	5,835	6,201
Transactions in Interest:
Contributions	135,156	223,410	6,817	99,460
Withdrawals	(959,829)	(477,048)	(190,384)	(103,857)
Net Increase (Decrease) from Transactions in Interest	(824,673)	(253,638)	(183,567)	(4,397)
Total Increase (Decrease) in Net Assets	(1,005,550)	185,235	(177,732)	1,804
Net Assets
Beginning of Year	5,607,495	5,422,260	1,148,615	1,146,811
End of Year	$4,601,945	$5,607,495	$970,883	$1,148,615
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016
Total Return	(1.93%)	4.47%	(7.46%)	27.10%	14.53%	0.14%	5.27%	(8.14%)	16.21%	16.69%
Net Assets, End of Year (thousands)	$2,943,153	$3,748,177	$3,834,097	$3,989,049	$3,132,594	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,555,736
Ratio of Expenses to Average
Net Assets	0.13%	0.12%	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.12%	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.13%	2.32%	1.90%	1.90%	1.99%	4.21%	4.11%	3.96%	3.82%	4.00%
Portfolio Turnover Rate	5%	12%	17%	13%	10%	18%	18%	18%	14%	10%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016
Total Return	(14.87%)	10.67%	(8.90%)	29.87%	(15.82%)	(2.23%)	8.43%	(10.78%)	34.27%	6.10%
Net Assets, End of Year (thousands)	$1,475,782	$2,277,451	$2,188,825	$2,329,912	$1,683,465	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$4,147,925
Ratio of Expenses to Average
Net Assets	0.12%	0.11%	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.12%	0.11%	0.12%	0.12%	0.12%	0.13%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.38%	3.43%	3.23%	3.40%	4.36%	2.15%	2.74%	2.51%	2.33%	2.49%
Portfolio Turnover Rate	9%	18%	14%	9%	15%	8%	17%	15%	13%	9%
____________________

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2018	2017	2016
Total Return	6.02%	1.00%	(10.44%)	12.10%	20.77%
Net Assets, End of Year (thousands)	$970,883	$1,148,615	$1,146,811	$1,190,222	$933,264
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.08%	2.37%	2.11%	2.14%	2.52%
Portfolio Turnover Rate	18%	12%	14%	22%	8%
____________________

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2020, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$55
The Asia Pacific Small Company Series	33
The United Kingdom Small Company Series	15
The Continental Small Company Series	87
The Canadian Small Company Series	6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2020, the total related amounts paid by the Trust to the CCO were $63 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$108
The Asia Pacific Small Company Series	54
The United Kingdom Small Company Series	66
The Continental Small Company Series	139
The Canadian Small Company Series	32

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$159,950	$767,401
The Asia Pacific Small Company Series	265,357	285,151
The United Kingdom Small Company Series	166,368	438,701
The Continental Small Company Series	391,305	1,070,561
The Canadian Small Company Series	184,348	341,667

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in		Shares
	Balance at			Net Realized	Unrealized	Balance at	as of
	October 31,	Purchases	Proceeds	Gain/(Loss)	Appreciation/	October 31,	October 31,	Dividend	Capital Gain
	2019	at Cost	from Sales	on Sales	Depreciation	2020	2020	Income	Distributions
The Japanese Small Company Series
The DFA Short Term
Investment Fund	$91,203	$476,281	$509,635	$(9)	$9	$57,849	5,000	$636	—
Total	$91,203	$476,281	$509,635	$(9)	$9	$57,849	5,000	$636	—

The Asia Pacific Small Company
The DFA Short Term
Investment Fund	$48,848	$244,129	$250,919	$(11)	$1	$42,048	3,634	$581	—
Total	$48,848	$244,129	$250,919	$(11)	$1	$42,048	3,634	$581	—

The United Kingdom Small Company Series
The DFA Short Term
Investment Fund	$18,814	$169,994	$157,565	$(1)	$4	$31,246	2,700	$230	—
Total	$18,814	$169,994	$157,565	$(1)	$4	$31,246	2,700	$230	—

The Continental Small Company Series
The DFA Short Term
Investment Fund	$514,886	$1,149,359	$1,339,792	$(26)	$9	$324,418	28,037	$3,554	—
Total	$514,886	$1,149,359	$1,339,792	$(26)	$9	$324,418	28,037	$3,554	—

The Canadian Small Company
The DFA Short Term
Investment Fund	$181,292	$677,886	$712,841	$(8)	$3	$146,332	12,646	$1,201	—
Total	$181,292	$677,886	$712,841	$(8)	$3	$146,332	12,646	$1,201	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$2,746,556	$657,118	$(426,516)	$230,602
The Asia Pacific Small Company Series	1,697,873	345,260	(483,934)	(138,674)
The United Kingdom Small Company Series	1,697,627	308,178	(504,701)	(196,523)
The Continental Small Company Series	4,718,799	1,262,762	(1,079,467)	183,295
The Canadian Small Company Series	1,151,361	251,770	(289,101)	(37,331)

The difference between GAAP-basis and tax basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as Brexit). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

Futures*
The Asia Pacific Small Company Series	$1,427
The United Kingdom Small Company Series	465

*	Average Notional Value of contracts

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on
		Derivatives
	Total	Equity Contracts(1)
The Asia Pacific Small Company Series	$608	$608	*
The United Kingdom Small Company Series	(394)	(394	)*
The Continental Small Company Series	(260)	(260	)*

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020 with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number	Interest	Maximum Amount	Outstanding
	Average	Average	of Days	Expense	Borrowed During	Borrowings as
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	of 10/31/2020
The Japanese Small Company Series	1.29%	$10,351	25	$9	$39,665	—
The Asia Pacific Small Company Series	1.18%	120	37	—	1,588	—
The United Kingdom
Small Company Series	1.88%	117	12	—	278	—
The Continental Small Company Series	1.22%	5,962	8	1	36,080	—
The Canadian Small Company Series	1.22%	243	19	—	2,070	—

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2020, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2020.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Portfolio	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$28,652	$26,969	$802
The Asia Pacific Small Company Series	30,308	33,449	3,587
The United Kingdom Small Company Series	14,591	13,013	(11,437)
The Continental Small Company Series	24,868	51,077	(2,895)
The Canadian Small Company Series	38,671	17,745	(12,151)

J. Securities Lending:

As of October 31, 2020, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Market Value
The Japanese Small Company Series	$76,030
The Asia Pacific Small Company Series	88,424
The United Kingdom Small Company Series	105
The Continental Small Company Series	12,013
The Canadian Small Company Series	31,442

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the Money Market Series), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020:

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2020
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$57,878	—	—	—	$57,878
The Asia Pacific Small Company Series
Common Stocks	42,044	—	—	—	42,044
The United Kingdom Small Company Series
Common Stocks	31,244	—	—	—	31,244
The Continental Small Company Series
Common Stocks, Rights/Warrants	324,448	—	—	—	324,448
The Canadian Small Company Series
Common Stocks, Rights/Warrants	146,315	—	—	—	146,315

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series and the Trust financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Series.

Management has evaluated the impact of all other subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	125 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	125 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	125 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-April 2018).
Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	125 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	125 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	125 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	125 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	125 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund as of October 31, 2020. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below held the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of
●all the DFA Entities (since 2001)
●DFA Australia Limited (since 2002)
●Dimensional Fund Advisors Ltd. (since 2002)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
●Dimensional ETF Trust (since June 2020)
Director, Vice President and Assistant Secretary (since 2003) of
●Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019	Vice President and Assistant Secretary of
●DFAIDG, DIG, DFAITC and DEM (since September 2019)
●Dimensional ETF Trust (since June 2020)
Vice President (since January 2018) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investment LLC
●DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017	Co-Chief Executive Officer of
●all the DFA entities (since 2017)
●Dimensional ETF Trust (since June 2020)
Director (since 2017) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors Canada ULC
●Dimensional Japan Ltd.
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
●Dimensional Fund Advisors LP
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of
●all the DFA entities (since 2017)
●Dimensional ETF Trust (since June 2020)
Director and Vice President (since 2016) of
●Dimensional Japan Ltd.
President and Director (since 2016) of
●Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
●DFA Australia Limited
Director (since 2016) of
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited
Vice President (since 2016) of
●Dimensional Fund Advisors Pte. Ltd.
Formerly, Vice President (2004 – 2017) of
●all the DFA Entities
Formerly, Vice President (2010 – 2016) of
●Dimensional Fund Advisors Canada ULC
Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
●Dimensional Fund Advisors LP

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Randy Olson 1980	Chief Compliance Officer	Since August 2020
Chief Compliance Officer (since August 2020)
●DFA Investment Dimensions Group Inc.
●Dimensional Investment Group Inc.
●The DFA Investment Trust Company
●Dimensional Emerging Markets Value Fund
Chief Compliance Officer (since September 2020)
●Dimensional ETF Trust
Formerly, Vice President – Senior Compliance Officer
●Dimensional Investment Advisors LP (January 2020 – August 2020 And July 2014 – March 2017)
Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan
●Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020
Vice President, Chief Financial Officer, and Treasurer of
●the DFA Fund Complex (since March 2020)
●Dimensional ETF Trust (since June 2020).
Executive Vice President (since January 2020)
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investments LLC
●DFA Securities LLC
Chief Operating Officer (since December 2019)
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investments LLC
●DFA Securities LLC
Formerly, Interim Chief Financial Officer and Treasurer (April 2020 – September 2020)
●Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004
Vice President (since 2004) and Assistant Secretary (2017-2019) of
●all the DFA Entities
Vice President (since June 2020)
●Dimensional ETF Trust
Vice President and Assistant Secretary (since 2010) of
●Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017
Vice President (since 2015) of
●all the DFA Entities
Assistant Treasurer (since 2017) of
●the DFA Fund Complex
Vice President and Assistant Treasurer (since June 2020)
●Dimensional ETF Trust
Formerly, Senior Tax Manager (2013 – 2015) for
●Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of ●all the DFA Entities (since 2010) ●Dimensional ETF Trust (since June 2020) ●Dimensional Cayman Commodity Fund I Ltd. (since 2010)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001
President of
●the DFA Fund Complex (since 2017)
●Dimensional ETF Trust (since June 2020)
General Counsel (since 2001) of
●All the DFA Entities (since 2001)
●Dimensional ETF Trust (since June 2020)
Executive Vice President (since 2017) and Secretary (since 2000) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●DFA Securities LLC
●Dimensional Investment LLC
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.
Vice President and Secretary of
●Dimensional Fund Advisors Canada ULC (since 2003)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
●Dimensional Funds plc (since 2002)
●Dimensional Funds II plc (since 2006)
●Director of Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd. (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
●Dimensional Ireland Limited (since 2019)
Formerly, Vice President and Secretary (2010 – 2014) of
●Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
●the DFA Fund Complex
Formerly, Vice President of
●Dimensional Fund Advisors LP (1997 – 2017)
●Dimensional Holdings Inc. (2006 – 2017)
●DFA Securities LLC (1997 – 2017)
●Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017
Vice President (since 2010) and Secretary (since 2017) of
●the DFA Fund Complex
Vice President and Secretary of
●Dimensional ETF Trust (since June 2020)
Vice President (since 2010) and Assistant Secretary (since 2016) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●Dimensional Investment LLC
Vice President of
●DFA Securities LLC (since 2010)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Canada ULC (since 2016)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017
Co-Chief Executive Officer and Chief Investment Officer of
●all the DFA Entities (since 2017)
●Dimensional Fund Advisors Canada ULC (since 2017)
●Dimensional ETF Trust (since June 2020)
Director, Chief Investment Officer and Vice President (since 2017) of
●DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
●Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Director of
●Dimensional Funds plc (since 2014)
●Dimensional Fund II plc (since 2014)
●Dimensional Holdings Inc. (since 2017)
●Dimensional Ireland Limited (since 2019)
Formerly, Co-Chief Investment Officer of
●Dimensional Japan Ltd. (2016 – 2017)
●DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
●all the DFA Entities
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
●Dimensional Fund Advisors Canada ULC
Formerly, Director (2017 – 2018) of
●Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020
Vice President and Assistant Treasurer of
●the DFA Fund Complex (since March 2020)
●Dimensional ETF Trust (since June 2020)
Vice President (since 2016) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investment LLC
●DFA Securities LLC
Formerly, Accounting Manager (2015-2016)
●Dimensional Fund Advisors LP

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Distributor for the SA Funds:
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds objectives and policies, experience of its management, and other information.

Item 1 (b)

Not applicable.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) During the period, the registrant’s code of ethics was revised to modify certain defined terms and make other non-material changes.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

For the fiscal year June 30, 2021, Cohen & Co. (“Cohen”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2021 and June 30, 2020, the aggregate fees billed for professional services rendered by Cohen for the audit of the registrant’s annual financial statements or for services that are normally provided by Cohen in connection with statutory and regulatory filings or engagements were $182,500 and $182,500 respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2021 and June 30, 2020, the aggregate fees billed for assurance and related services rendered by Cohen that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $0, respectively. Services for which fees in the Audit-Related Fees category were billed include Cohen’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2021 and June 30, 2020, aggregate Audit-Related Fees billed by Cohen that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2021 and June 30, 2020, the aggregate fees billed for tax compliance, tax advice and tax planning by Cohen were $45,500 and $39,500, respectively. Services for which fees in the Tax Fees category are billed include Cohen’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2021 and June 30, 2020, the aggregate Tax Fees billed Cohen that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2021 and June 30, 2020, the aggregate fees billed by Cohen to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $5,900 and $0, respectively.

For the twelve month periods ended June 30, 2021 and June 30, 2020, the aggregate fees in this category billed by Cohen that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by Cohen to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2021 and June 30, 2020, aggregate non-audit fees billed by Cohen for services rendered to the registrant were $0 and $0, respectively.

For the twelve month periods ended June 30, 2021 and June 30, 2020, aggregate non-audit fees billed by Cohen for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.8%)
Internet Initiative Japan, Inc.	252,800	$7,856,246	0.3%
Other Securities		81,024,787	2.5%
TOTAL COMMUNICATION SERVICES		88,881,033	2.8%

CONSUMER DISCRETIONARY — (14.5%)
Takashimaya Co., Ltd.	702,000	7,653,273	0.3%
Other Securities		447,832,376	14.3%
TOTAL CONSUMER DISCRETIONARY		455,485,649	14.6%

CONSUMER STAPLES — (7.4%)
# cocokara fine, Inc.	127,060	9,493,765	0.3%
Milbon Co., Ltd.	154,752	8,747,458	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	8,556,580	0.3%
Other Securities		204,364,126	6.5%
TOTAL CONSUMER STAPLES		231,161,929	7.4%

ENERGY — (1.0%)
Cosmo Energy Holdings Co., Ltd.	344,800	7,915,202	0.3%
Other Securities		24,193,215	0.7%
TOTAL ENERGY		32,108,417	1.0%

FINANCIALS — (8.3%)
Fuyo General Lease Co., Ltd.	115,400	7,296,857	0.2%
Jafco Group Co., Ltd.	204,100	12,726,138	0.4%
Other Securities		239,207,743	7.7%
TOTAL FINANCIALS		259,230,738	8.3%

HEALTH CARE — (4.8%)
H.U. Group Holdings, Inc.	336,700	8,688,032	0.3%
Jeol, Ltd.	168,400	9,834,207	0.3%
Other Securities		131,879,431	4.2%
TOTAL HEALTH CARE		150,401,670	4.8%

INDUSTRIALS — (30.4%)
Daiseki Co., Ltd.	243,963	10,958,909	0.4%
DMG Mori Co., Ltd.	673,200	12,105,945	0.4%
Furukawa Electric Co., Ltd.	404,800	10,093,882	0.3%
GS Yuasa Corp.	320,483	8,195,451	0.3%
Hazama Ando Corp.	1,302,400	9,588,067	0.3%
Inaba Denki Sangyo Co., Ltd.	347,600	8,101,006	0.3%
Japan Steel Works, Ltd. (The)	389,300	9,995,109	0.3%
Maeda Corp.	914,100	7,929,779	0.3%
Meitec Corp.	169,000	9,149,932	0.3%
Mirait Holdings Corp.	524,835	9,307,692	0.3%
Nagase & Co., Ltd.	538,000	8,042,087	0.3%
Nichias Corp.	392,400	9,890,784	0.3%
Nikkon Holdings Co., Ltd.	385,300	8,404,229	0.3%
Nishimatsu Construction Co., Ltd.	345,000	10,756,538	0.4%
Nisshinbo Holdings, Inc.	908,180	7,864,702	0.3%
# OSG Corp.	468,300	8,128,545	0.3%
Outsourcing, Inc.	732,300	13,295,817	0.4%

1

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Penta-Ocean Construction Co., Ltd.	1,237,700	$8,624,553	0.3%
Ushio, Inc.	660,300	12,071,065	0.4%
Other Securities		771,755,843	24.4%
TOTAL INDUSTRIALS		954,259,935	30.6%

INFORMATION TECHNOLOGY — (14.8%)
Daiwabo Holdings Co., Ltd.	587,500	10,083,474	0.3%
Dexerials Corp.	357,200	7,517,969	0.3%
Ferrotec Holdings Corp.	239,200	7,317,952	0.2%
Macnica Fuji Electronics Holdings, Inc.	328,350	7,885,927	0.3%
Mitsui High-Tec, Inc.	130,600	7,484,402	0.3%
# Nippon Electric Glass Co., Ltd.	431,236	10,126,421	0.3%
NSD Co., Ltd.	508,160	8,490,037	0.3%
* Sanken Electric Co., Ltd.	149,900	7,456,382	0.2%
Tokyo Seimitsu Co., Ltd.	257,200	11,611,397	0.4%
Topcon Corp.	691,700	10,290,599	0.3%
# Ulvac, Inc.	231,300	11,712,340	0.4%
Other Securities		363,260,269	11.6%
TOTAL INFORMATION TECHNOLOGY		463,237,169	14.9%

MATERIALS — (11.6%)
ADEKA Corp.	604,300	11,340,574	0.4%
Asahi Holdings, Inc.	455,700	9,272,716	0.3%
Daido Steel Co., Ltd.	155,600	7,702,706	0.3%
Kobe Steel, Ltd.	1,495,100	9,603,460	0.3%
Mitsui Mining & Smelting Co., Ltd.	379,600	10,532,068	0.3%
Sumitomo Bakelite Co., Ltd.	163,900	7,251,636	0.2%
Toagosei Co., Ltd.	747,000	7,596,203	0.3%
Tokuyama Corp.	385,498	7,853,180	0.3%
Other Securities		292,813,158	9.3%
TOTAL MATERIALS		363,965,701	11.7%

REAL ESTATE — (1.7%)
Heiwa Real Estate Co., Ltd.	229,400	8,648,208	0.3%
Other Securities		46,339,436	1.5%
TOTAL REAL ESTATE		54,987,644	1.8%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	611,100	10,404,925	0.3%
Other Securities		38,847,838	1.3%
TOTAL UTILITIES		49,252,763	1.6%

TOTAL COMMON STOCKS
(Cost $2,585,190,397)		3,102,972,648	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	3,099,118	35,856,793	1.1%

TOTAL INVESTMENTS—(100.0%)
(Cost $2,621,033,970)		$3,138,829,441	100.6%

2

The Japanese Small Company Series
continued

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$88,881,033	—	$88,881,033
Consumer Discretionary	$2,315,829	453,169,820	—	455,485,649
Consumer Staples	—	231,161,929	—	231,161,929
Energy	—	32,108,417	—	32,108,417
Financials	—	259,230,738	—	259,230,738
Health Care	—	150,401,670	—	150,401,670
Industrials	2,068,203	952,191,732	—	954,259,935
Information Technology	—	463,237,169	—	463,237,169
Materials	—	363,965,701	—	363,965,701
Real Estate	—	54,987,644	—	54,987,644
Utilities	—	49,252,763	—	49,252,763
Securities Lending Collateral	—	35,856,793	—	35,856,793
TOTAL	$4,384,032	$3,134,445,409	—	$3,138,829,441

3

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.2%)
AUSTRALIA — (55.8%)
	ALS, Ltd.	1,252,385	$12,238,717	0.7%
	Ansell, Ltd.	383,998	12,526,172	0.7%
	ARB Corp., Ltd.	538,242	17,416,114	1.0%
	Bank of Queensland, Ltd.	2,119,659	14,478,493	0.8%
	Bapcor, Ltd.	2,189,248	13,950,126	0.8%
	Breville Group, Ltd.	798,457	17,904,482	1.0%
	Carsales.com, Ltd.	962,478	14,253,376	0.8%
#*	Corporate Travel Management, Ltd.	650,080	10,458,905	0.6%
	Credit Corp. Group, Ltd.	442,571	9,849,187	0.5%
	CSR, Ltd.	3,109,441	13,438,969	0.7%
	Downer EDI, Ltd.	2,441,422	10,227,806	0.6%
	Elders, Ltd.	1,121,521	9,715,890	0.5%
	Healius, Ltd.	3,973,423	13,791,260	0.8%
	IGO, Ltd.	2,212,503	12,627,225	0.7%
	Iluka Resources, Ltd.	1,655,501	11,335,355	0.6%
	IOOF Holdings, Ltd.	3,815,495	12,202,094	0.7%
	IRESS, Ltd.	1,225,060	11,858,090	0.7%
#*	Lynas Rare Earths, Ltd.	5,868,035	25,084,138	1.4%
#	Metcash, Ltd.	7,621,231	22,854,228	1.3%
	nib holdings, Ltd.	3,044,680	14,861,079	0.8%
	Nine Entertainment Co. Holdings, Ltd.	6,491,008	14,178,018	0.8%
	Orora, Ltd.	5,931,076	14,828,851	0.8%
	OZ Minerals, Ltd.	689,105	11,585,153	0.6%
	Pendal Group, Ltd.	2,058,779	12,437,409	0.7%
	Perpetual, Ltd.	395,369	11,871,950	0.7%
	Premier Investments, Ltd.	562,740	12,050,062	0.7%
	Pro Medicus, Ltd.	226,691	9,984,505	0.6%
	Reliance Worldwide Corp., Ltd.	4,169,614	16,436,717	0.9%
	Sims, Ltd.	1,175,465	14,616,678	0.8%
	Spark Infrastructure Group	11,138,058	18,780,950	1.0%
*	Star Entertainment Grp, Ltd. (The)	3,822,270	10,564,968	0.6%
	Steadfast Group, Ltd.	5,683,479	18,737,035	1.0%
	Super Retail Group, Ltd.	1,139,326	11,016,660	0.6%
	Technology One, Ltd.	1,748,272	12,194,291	0.7%
	Other Securities		555,405,455	30.2%
TOTAL AUSTRALIA			1,025,760,408	56.4%

CHINA — (0.0%)
	Other Securities		741,379	0.0%

HONG KONG — (23.1%)
	ASM Pacific Technology, Ltd.	1,206,800	16,347,569	0.9%
	IGG, Inc.	9,004,000	11,895,943	0.7%
	Kerry Logistics Network, Ltd.	4,063,500	12,328,789	0.7%
	Luk Fook Holdings International, Ltd.	3,667,000	12,658,519	0.7%
*	Pacific Basin Shipping, Ltd.	33,421,000	13,465,043	0.7%
	SITC International Holdings Co., Ltd.	4,784,000	19,992,059	1.1%
#	Vitasoy International Holdings, Ltd.	2,731,000	10,138,866	0.6%
	VTech Holdings, Ltd.	1,410,600	14,844,501	0.8%
	Other Securities		312,059,743	17.1%
TOTAL HONG KONG			423,731,032	23.3%

4

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
NEW ZEALAND — (6.6%)
Chorus, Ltd.	2,919,774	$13,060,282	0.7%
Infratil, Ltd.	3,887,656	20,922,460	1.2%
Mainfreight, Ltd.	219,747	11,815,071	0.6%
* SKYCITY Entertainment Group, Ltd.	4,978,126	12,215,945	0.7%
Summerset Group Holdings, Ltd.	1,218,186	11,417,030	0.6%
Other Securities		51,763,344	2.9%
TOTAL NEW ZEALAND		121,194,132	6.7%

SINGAPORE — (11.3%)
# ComfortDelGro Corp., Ltd.	10,328,200	12,621,779	0.7%
Sembcorp Industries, Ltd.	6,697,200	10,682,455	0.6%
# Singapore Press Holdings, Ltd.	7,633,400	9,730,289	0.5%
Other Securities		173,749,678	9.6%
TOTAL SINGAPORE		206,784,201	11.4%

UNITED STATES — (0.4%)
Other Securities		7,575,079	0.4%
TOTAL COMMON STOCKS		1,785,786,231	98.2%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Security		76,675	0.0%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Security		81,645	0.0%
HONG KONG — (0.0%)
Other Securities		122,174	0.0%
SINGAPORE — (0.0%)
Other Securities		16,589	0.0%
TOTAL RIGHTS/WARRANTS		220,408	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,507,495,382)		1,786,083,314

		Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	4,397,520	50,879,302	2.8%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,558,370,395)		$1,836,962,616	101.0%

5

The Asia Pacific Small Company Series
continued

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$99,930	$1,025,660,478	—	$1,025,760,408
China	—	741,379	—	741,379
Hong Kong	2,512,257	421,218,775	—	423,731,032
New Zealand	—	121,194,132	—	121,194,132
Singapore	—	206,784,201	—	206,784,201
United States	1,178,359	6,396,720	—	7,575,079
Preferred Stocks
Australia	76,675	—	—	76,675
Rights/Warrants
Australia	—	81,645	—	81,645
Hong Kong	—	122,174	—	122,174
Singapore	—	16,589	—	16,589
Securities Lending Collateral	—	50,879,302	—	50,879,302
TOTAL	$3,867,221	$1,833,095,395	—	$1,836,962,616

6

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.3%)
Other Securities		$64,243,102	3.3%

CONSUMER DISCRETIONARY — (20.3%)
Bellway P.L.C.	467,558	20,947,167	1.1%
* Countryside Properties P.L.C.	2,837,079	18,602,918	1.0%
Domino's Pizza Group P.L.C.	3,262,553	17,551,753	0.9%
Games Workshop Group P.L.C.	170,791	26,934,249	1.4%
* Greggs P.L.C.	617,131	22,213,558	1.2%
Inchcape P.L.C.	2,476,466	26,355,875	1.4%
* Marks & Spencer Group P.L.C.	6,763,668	13,717,631	0.7%
Pets at Home Group P.L.C.	3,140,708	19,852,790	1.0%
Redrow P.L.C.	1,563,824	13,265,541	0.7%
* SSP Group P.L.C.	3,741,447	13,805,579	0.7%
Vistry Group P.L.C.	909,524	14,807,784	0.8%
* WH Smith P.L.C.	584,365	13,020,676	0.7%
Other Securities		170,790,317	8.9%
TOTAL CONSUMER DISCRETIONARY		391,865,838	20.5%

CONSUMER STAPLES — (6.7%)
Britvic P.L.C.	1,587,277	20,605,166	1.1%
Cranswick P.L.C.	369,967	20,353,869	1.1%
Fevertree Drinks P.L.C.	610,917	21,742,423	1.1%
Tate & Lyle P.L.C.	2,307,149	23,597,270	1.2%
Other Securities		42,677,558	2.2%
TOTAL CONSUMER STAPLES		128,976,286	6.7%

ENERGY — (1.9%)
Other Securities		37,038,002	1.9%

FINANCIALS — (15.2%)
* Beazley P.L.C.	3,078,734	14,172,541	0.7%
Close Brothers Group P.L.C.	963,064	20,183,512	1.1%
* Hiscox, Ltd.	1,295,661	14,923,738	0.8%
IG Group Holdings P.L.C.	2,317,134	27,152,889	1.4%
Man Group P.L.C.	9,432,150	23,462,145	1.2%
Paragon Banking Group P.L.C.	1,931,703	13,626,903	0.7%
Quilter P.L.C.	10,450,012	21,503,238	1.1%
Other Securities		157,100,276	8.3%
TOTAL FINANCIALS		292,125,242	15.3%

HEALTH CARE — (3.7%)
UDG Healthcare P.L.C.	1,122,074	16,604,888	0.9%
Other Securities		55,298,964	2.9%
TOTAL HEALTH CARE		71,903,852	3.8%

INDUSTRIALS — (27.8%)
* Balfour Beatty P.L.C.	3,579,056	15,212,621	0.8%
Bodycote P.L.C.	1,243,323	14,566,616	0.8%
Diploma P.L.C.	650,354	26,162,593	1.4%
Electrocomponents P.L.C.	920,669	13,116,859	0.7%
Grafton Group P.L.C.	1,582,491	25,150,545	1.3%
* Hays P.L.C.	8,412,540	18,474,948	1.0%

7

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
IMI P.L.C.	1,316,338	$31,328,332	1.6%
* Meggitt P.L.C.	2,488,566	15,896,964	0.8%
* Pagegroup P.L.C.	1,960,650	15,181,344	0.8%
QinetiQ Group P.L.C.	3,409,929	16,230,904	0.8%
Rotork P.L.C.	5,397,898	25,458,616	1.3%
* Royal Mail P.L.C.	3,874,121	30,976,848	1.6%
* Travis Perkins P.L.C.	1,165,701	27,274,255	1.4%
Ultra Electronics Holdings P.L.C.	566,936	17,969,121	0.9%
Other Securities		242,634,692	12.8%
TOTAL INDUSTRIALS		535,635,258	28.0%

INFORMATION TECHNOLOGY — (7.6%)
Computacenter P.L.C.	513,813	18,311,870	1.0%
Softcat P.L.C.	768,191	18,879,953	1.0%
Spectris P.L.C.	577,563	25,904,850	1.4%
Spirent Communications P.L.C.	4,043,382	13,783,622	0.7%
Other Securities		69,284,811	3.5%
TOTAL INFORMATION TECHNOLOGY		146,165,106	7.6%

MATERIALS — (6.5%)
* Marshalls P.L.C.	1,404,106	13,337,553	0.7%
Synthomer P.L.C.	2,254,788	15,346,041	0.8%
Victrex P.L.C.	551,606	19,455,915	1.0%
Other Securities		77,344,193	4.0%
TOTAL MATERIALS		125,483,702	6.5%

REAL ESTATE — (4.3%)
Grainger P.L.C.	4,330,519	17,067,160	0.9%
* IWG P.L.C.	3,618,386	15,058,440	0.8%
Savills P.L.C.	965,532	15,413,346	0.8%
St. Modwen Properties P.L.C.	2,664,787	20,513,097	1.1%
Other Securities		13,971,594	0.7%
TOTAL REAL ESTATE		82,023,637	4.3%

UTILITIES — (1.6%)
Drax Group P.L.C.	2,438,473	14,303,991	0.8%
Other Securities		15,793,435	0.8%
TOTAL UTILITIES		30,097,426	1.6%

TOTAL COMMON STOCKS
(Cost $1,455,176,019)		1,905,557,451	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	1,883,342	21,790,271	1.2%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,476,961,399)		$1,927,347,722	100.7%

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.

8

The United Kingdom Small Company Series
continued

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$64,243,102	—	$64,243,102
Consumer Discretionary	$4,933,091	386,932,747	—	391,865,838
Consumer Staples	—	128,976,286	—	128,976,286
Energy	—	37,038,002	—	37,038,002
Financials	—	292,125,242	—	292,125,242
Health Care	—	71,903,852	—	71,903,852
Industrials	—	535,635,258	—	535,635,258
Information Technology	—	146,165,106	—	146,165,106
Materials	—	125,483,702	—	125,483,702
Real Estate	—	82,023,637	—	82,023,637
Utilities	—	30,097,426	—	30,097,426
Securities Lending Collateral	—	21,790,271	—	21,790,271
TOTAL	$4,933,091	$1,922,414,631	—	$1,927,347,722

9

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$323,222	0.0%

COMMON STOCKS — (94.3%)

AUSTRIA — (3.5%)
ANDRITZ AG	466,575	26,241,121	0.4%
Wienerberger AG	610,252	23,522,875	0.4%
Other Securities		169,473,011	2.9%
TOTAL AUSTRIA		219,237,007	3.7%

BELGIUM — (3.6%)
Ackermans & van Haaren NV	170,533	28,815,282	0.5%
D'ieteren SA	194,540	23,552,911	0.4%
Other Securities		172,154,833	2.8%
TOTAL BELGIUM		224,523,026	3.7%

DENMARK — (5.3%)
* Jyske Bank A.S.	422,830	20,492,270	0.3%
Royal Unibrew A.S.	319,998	40,775,088	0.7%
# SimCorp A.S.	251,433	31,580,623	0.5%
# Topdanmark A.S.	428,065	22,274,904	0.4%
Other Securities		212,392,512	3.6%
TOTAL DENMARK		327,515,397	5.5%

FINLAND — (6.0%)
Huhtamaki Oyj	631,120	29,935,323	0.5%
Nokian Renkaat Oyj	579,923	23,427,616	0.4%
# Orion Oyj, Class B	515,971	22,183,887	0.4%
Valmet Oyj	889,683	38,851,857	0.6%
Other Securities		254,980,003	4.3%
TOTAL FINLAND		369,378,686	6.2%

FRANCE — (10.1%)
* Elis SA	1,122,246	21,176,085	0.4%
Rexel SA	2,073,563	43,416,583	0.7%
Rubis SCA	518,092	23,052,816	0.4%
* SOITEC	132,921	29,351,806	0.5%
* Sopra Steria Group SACA	108,873	20,948,969	0.4%
Other Securities		490,175,335	8.1%
TOTAL FRANCE		628,121,594	10.5%

GERMANY — (15.3%)
Aurubis AG	285,630	26,511,311	0.4%
* Dialog Semiconductor P.L.C.	544,240	42,329,501	0.7%
Freenet AG	894,705	21,154,193	0.4%
GEA Group AG	746,864	30,263,026	0.5%
Gerresheimer AG	242,136	26,782,023	0.5%
Grand City Properties SA	783,310	21,155,349	0.4%
Hugo Boss AG	392,537	21,380,957	0.4%
Lanxess AG	590,921	40,554,303	0.7%
* ProSiebenSat.1 Media SE	1,340,987	26,738,492	0.4%
Rheinmetall AG	302,240	29,865,297	0.5%

10

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (Continued)
# Siltronic AG	146,283	$24,379,091	0.4%
TAG Immobilien AG	954,559	30,256,177	0.5%
Other Securities		608,983,956	10.1%
TOTAL GERMANY		950,353,676	15.9%

IRELAND — (0.8%)
* Bank of Ireland Group P.L.C.	4,690,139	25,167,918	0.4%
Other Securities		26,795,336	0.5%
TOTAL IRELAND		51,963,254	0.9%

ISRAEL — (3.2%)
Other Securities		200,818,675	3.4%

ITALY — (8.3%)
# Banco BPM SpA	10,026,255	32,319,368	0.5%
Italgas SpA	3,321,510	21,726,642	0.4%
Reply SpA	142,692	23,435,915	0.4%
Other Securities		440,491,690	7.4%
TOTAL ITALY		517,973,615	8.7%

LUXEMBOURG — (0.0%)
Other Security		162,519	0.0%

NETHERLANDS — (6.8%)
Aalberts NV	691,302	37,233,280	0.6%
Arcadis NV	528,421	21,666,797	0.4%
ASR Nederland NV	808,010	31,287,361	0.5%
BE Semiconductor Industries NV	452,964	38,600,576	0.7%
Corbion NV	406,829	23,297,413	0.4%
IMCD NV	268,218	42,736,488	0.7%
Signify NV	667,052	42,343,048	0.7%
Other Securities		183,098,170	3.0%
TOTAL NETHERLANDS		420,263,133	7.0%

NORWAY — (2.3%)
Other Securities		141,266,739	2.4%

PORTUGAL — (0.7%)
Other Securities		43,007,858	0.7%

SPAIN — (5.3%)
Other Securities		327,888,159	5.5%

SWEDEN — (8.9%)
Other Securities		555,274,673	9.3%

SWITZERLAND — (14.2%)
Allreal Holding AG	112,905	22,224,176	0.4%
Belimo Holding AG	60,560	27,734,394	0.5%
Bucher Industries AG	54,197	28,380,069	0.5%
Cembra Money Bank AG	187,433	21,028,235	0.4%
* Flughafen Zurich AG	126,351	20,916,537	0.4%
Georg Fischer AG	31,470	46,733,202	0.8%
Helvetia Holding AG	229,898	24,755,199	0.4%
PSP Swiss Property AG	322,767	40,984,586	0.7%
Siegfried Holding AG	31,383	29,451,400	0.5%

11

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	SWITZERLAND — (Continued)
	VAT Group AG	161,138	$53,587,903	0.9%
	Other Securities		568,085,276	9.3%
	TOTAL SWITZERLAND		883,880,977	14.8%

	UNITED STATES — (0.0%)
	Other Security		1,232,001	0.0%
	TOTAL COMMON STOCKS		5,862,860,989	98.2%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		54,396,953	0.9%

	RIGHTS/WARRANTS — (0.0%)
	ITALY — (0.0%)
	Other Security		54,913	0.0%

	SPAIN — (0.0%)
	Other Securities		183,993	0.0%
	TOTAL RIGHTS/WARRANTS		238,906	0.0%
	TOTAL INVESTMENT SECURITIES
	(Cost $4,055,220,692)		5,917,820,070

			Value†
	SECURITIES LENDING COLLATERAL — (4.8%)
@ §	The DFA Short Term Investment Fund	25,679,222	297,108,601	5.0%
	TOTAL INVESTMENTS—(100.0%)
	(Cost $4,352,300,906)		$6,214,928,671	104.1%

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

12

The Continental Small Company Series
continued

Summary of the Series' investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$219,237,007	—	$219,237,007
Belgium	$2,817,115	221,705,911	—	224,523,026
Denmark	—	327,515,397	—	327,515,397
Finland	—	369,378,686	—	369,378,686
France	—	628,121,594	—	628,121,594
Germany	—	950,353,676	—	950,353,676
Ireland	—	51,963,254	—	51,963,254
Israel	1,003,740	199,814,935	—	200,818,675
Italy	—	517,973,615	—	517,973,615
Luxembourg	—	162,519	—	162,519
Netherlands	4,590,678	415,672,455	—	420,263,133
Norway	—	141,266,739	—	141,266,739
Portugal	—	43,007,858	—	43,007,858
Spain	7,966,686	319,921,473	—	327,888,159
Sweden	—	555,274,673	—	555,274,673
Switzerland	—	883,880,977	—	883,880,977
United States	—	1,232,001	—	1,232,001
Preferred Stocks
Germany	—	54,396,953	—	54,396,953
Rights/Warrants
Italy	—	54,913	—	54,913
Spain	—	183,993	—	183,993
Bonds
Germany	—	323,222	—	323,222
Securities Lending Collateral	—	297,108,601	—	297,108,601
TOTAL	$16,378,219	$6,198,550,452	—	$6,214,928,671

13

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2021

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (84.6%)
COMMUNICATION SERVICES — (1.3%)
	Other Securities		$20,076,639	1.5%

CONSUMER DISCRETIONARY — (6.0%)
*	Aritzia, Inc.	427,638	12,791,882	1.0%
*	Canada Goose Holdings, Inc.	230,847	10,097,248	0.8%
*	Great Canadian Gaming Corp.	428,062	15,370,313	1.2%
#	Linamar Corp.	216,634	13,587,684	1.0%
	Other Securities		41,715,576	3.0%
TOTAL CONSUMER DISCRETIONARY			93,562,703	7.0%

CONSUMER STAPLES — (4.7%)
#	Premium Brands Holdings Corp.	182,482	18,538,204	1.4%
	Primo Water Corp.	813,424	13,609,563	1.0%
	Other Securities		40,184,992	3.0%
TOTAL CONSUMER STAPLES			72,332,759	5.4%

ENERGY — (16.1%)
	ARC Resources, Ltd.	2,772,777	23,598,577	1.8%
#	Cameco Corp.	731,726	14,034,505	1.1%
#	Crescent Point Energy Corp.	2,370,438	10,727,781	0.8%
#	Gibson Energy, Inc.	940,791	18,024,997	1.4%
#	Inter Pipeline, Ltd.	885,858	14,399,838	1.1%
#	Keyera Corp.	445,938	11,983,055	0.9%
#*	MEG Energy Corp.	2,470,617	17,877,892	1.3%
*	Parex Resources, Inc.	786,291	13,130,222	1.0%
#	Parkland Corp.	476,900	15,411,918	1.2%
#	PrairieSky Royalty, Ltd.	1,029,307	12,463,616	0.9%
#	Whitecap Resources, Inc.	2,632,329	13,080,952	1.0%
	Other Securities		85,983,768	6.3%
TOTAL ENERGY			250,717,121	18.8%

FINANCIALS — (10.0%)
	Canadian Western Bank	456,902	12,826,871	1.0%
#	CI Financial Corp.	770,765	14,145,615	1.1%
#	ECN Capital Corp.	2,488,693	18,671,220	1.4%
#	Element Fleet Management Corp.	1,406,781	16,410,175	1.2%
	iA Financial Corp., Inc.	240,867	13,114,000	1.0%
#	Laurentian Bank of Canada	412,090	14,524,211	1.1%
	Other Securities		66,252,404	4.9%
TOTAL FINANCIALS			155,944,496	11.7%

HEALTH CARE — (1.0%)
	Other Securities		16,131,012	1.2%

INDUSTRIALS — (11.7%)
#*	ATS Automation Tooling Systems, Inc.	441,354	12,668,099	1.0%
	Finning International, Inc.	885,513	23,180,782	1.7%
	LifeWorks, Inc.	401,948	10,836,643	0.8%
#	Richelieu Hardware, Ltd.	361,973	11,715,357	0.9%
#	SNC-Lavalin Group, Inc.	666,544	17,341,113	1.3%
#	Stantec, Inc.	287,574	12,831,331	1.0%
	TFI International, Inc.	245,978	22,456,704	1.7%

14

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
	Other Securities		$71,394,144	5.3%
TOTAL INDUSTRIALS			182,424,173	13.7%

INFORMATION TECHNOLOGY — (4.4%)
*	BlackBerry, Ltd.	222,456	2,718,787	0.2%
#*	BlackBerry, Ltd.	1,540,551	18,825,533	1.4%
	Enghouse Systems, Ltd.	263,395	11,726,985	0.9%
*	Kinaxis, Inc.	99,954	13,148,999	1.0%
	Other Securities		22,773,898	1.7%
TOTAL INFORMATION TECHNOLOGY			69,194,202	5.2%

MATERIALS — (19.1%)
#	Alamos Gold, Inc., Class A	2,014,411	15,389,212	1.2%
#*	Capstone Mining Corp.	2,456,528	10,661,601	0.8%
#	Centerra Gold, Inc.	1,270,606	9,645,373	0.7%
	Endeavour Mining PLC	881,363	18,926,986	1.4%
#	First Majestic Silver Corp.	606,133	9,574,128	0.7%
#	First Majestic Silver Corp.	171,162	2,706,071	0.2%
*	Ivanhoe Mines, Ltd., Class A	2,121,673	15,318,630	1.1%
#	Labrador Iron Ore Royalty Corp.	289,259	10,960,387	0.8%
#	SSR Mining, Inc.	998,166	15,589,295	1.2%
#	Yamana Gold, Inc.	3,233,894	13,618,043	1.0%
	Other Securities		175,217,461	13.2%
TOTAL MATERIALS			297,607,187	22.3%

REAL ESTATE — (3.0%)
#	Altus Group, Ltd.	261,893	12,137,587	0.9%
#	Colliers International Group, Inc.	134,012	15,007,701	1.1%
	Colliers International Group, Inc.	4,163	466,173	0.0%
	Other Securities		19,497,632	1.5%
TOTAL REAL ESTATE			47,109,093	3.5%

UTILITIES — (7.3%)
#	AltaGas, Ltd.	662,005	13,895,910	1.1%
#	Boralex, Inc., Class A	549,954	16,747,954	1.3%
#	Capital Power Corp.	771,649	25,491,309	1.9%
#	Innergex Renewable Energy, Inc.	604,787	10,514,003	0.8%
#	Superior Plus Corp.	781,510	9,627,023	0.7%
	TransAlta Corp.	1,784,708	17,780,852	1.3%
#	TransAlta Renewables, Inc.	614,934	10,333,233	0.8%
	Other Securities		9,420,640	0.7%
TOTAL UTILITIES			113,810,924	8.6%
TOTAL COMMON STOCKS			1,318,910,309	98.9%

RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
	Other Security		1,594,954	0.2%

ENERGY — (0.0%)
	Other Security		222,371	0.0%
TOTAL RIGHTS/WARRANTS			1,817,325	0.2%
TOTAL INVESTMENT SECURITIES
(Cost $927,343,868)			1,320,727,634

15

The Canadian Small Company Series
continued

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (15.3%)
@§ The DFA Short Term Investment Fund	20,669,346	$239,144,334	17.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,166,472,859)		$1,559,871,968	117.0%

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non- Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements. Security purchased with cash collateral received from
@	Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,076,639	—	—	$20,076,639
Consumer Discretionary	93,535,425	$27,278	—	93,562,703
Consumer Staples	72,332,759	—	—	72,332,759
Energy	250,717,121	—	—	250,717,121
Financials	155,944,496	—	—	155,944,496
Health Care	16,131,012	—	—	16,131,012
Industrials	182,424,173	—	—	182,424,173
Information Technology	69,194,202	—	—	69,194,202
Materials	297,607,187	—	—	297,607,187
Real Estate	47,109,093	—	—	47,109,093
Utilities	113,810,924	—	—	113,810,924
Rights/Warrants
Energy	—	222,371	—	222,371
Materials	—	1,594,954	—	1,594,954
Securities Lending Collateral	—	239,144,334	—	239,144,334
TOTAL	$1,318,883,031	$240,988,937	—	$1,559,871,968

16

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (2.9%)
Other Securities		$86,241,533	2.9%

CONSUMER DISCRETIONARY — (16.2%)
DCM Holdings Co., Ltd.	713,300	8,838,267	0.3%
Shimachu Co., Ltd.	256,900	13,578,995	0.5%
Other Securities		460,985,971	15.6%
TOTAL CONSUMER DISCRETIONARY		483,403,233	16.4%

CONSUMER STAPLES — (7.8%)
cocokara fine, Inc.	128,360	8,432,779	0.3%
Milbon Co., Ltd.	154,752	7,939,785	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	6,911,990	0.2%
Other Securities		208,970,547	7.1%
TOTAL CONSUMER STAPLES		232,255,101	7.9%

ENERGY — (1.3%)
Iwatani Corp.	222,900	10,113,538	0.4%
Other Securities		27,369,276	0.9%
TOTAL ENERGY		37,482,814	1.3%

FINANCIALS — (8.6%)
Fuyo General Lease Co., Ltd.	116,000	6,660,495	0.2%
Hirogin Holdings, Inc.	1,301,600	7,084,132	0.2%
Hokuhoku Financial Group, Inc.	834,800	7,921,727	0.3%
Jafco Group Co., Ltd.	204,100	9,230,625	0.3%
Shiga Bank, Ltd. (The)	307,600	6,642,879	0.2%
Yamaguchi Financial Group, Inc.	1,109,872	7,219,681	0.3%
Other Securities		211,870,416	7.2%
TOTAL FINANCIALS		256,629,955	8.7%

HEALTH CARE — (4.4%)
# H.U. Group Holdings, Inc.	336,700	8,566,416	0.3%
Jeol, Ltd.	243,000	7,744,954	0.3%
Other Securities		113,901,457	3.8%
TOTAL HEALTH CARE		130,212,827	4.4%

INDUSTRIALS — (29.1%)
BayCurrent Consulting, Inc.	61,500	7,957,504	0.3%
# DMG Mori Co., Ltd.	673,200	9,000,973	0.3%
Duskin Co., Ltd.	289,200	7,382,247	0.3%
# Fuji Corp.	422,100	8,485,887	0.3%
Furukawa Electric Co., Ltd.	401,200	10,054,193	0.3%
GS Yuasa Corp.	390,883	6,822,713	0.2%
Hazama Ando Corp.	1,302,400	8,091,329	0.3%
Inaba Denki Sangyo Co., Ltd.	353,300	8,505,149	0.3%
# Japan Steel Works, Ltd. (The)	389,300	8,322,588	0.3%
Meitec Corp.	169,000	8,378,202	0.3%
Mirait Holdings Corp.	524,835	7,471,621	0.3%
Nichias Corp.	392,400	8,498,721	0.3%
# Nikkon Holdings Co., Ltd.	385,300	7,374,127	0.3%

17

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Nishimatsu Construction Co., Ltd.	345,000	$6,701,641	0.2%
OKUMA Corp.	137,100	6,654,537	0.2%
Outsourcing, Inc.	732,300	6,791,351	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	10,884,002	0.4%
Ushio, Inc.	660,300	7,375,978	0.3%
Other Securities		722,986,204	24.4%
TOTAL INDUSTRIALS		867,738,967	29.5%

INFORMATION TECHNOLOGY — (13.5%)
Daiwabo Holdings Co., Ltd.	117,500	7,692,034	0.3%
Nippon Electric Glass Co., Ltd.	431,236	8,481,534	0.3%
NSD Co., Ltd.	513,760	9,024,017	0.3%
Systena Corp.	402,100	7,296,298	0.3%
Tokyo Seimitsu Co., Ltd.	257,200	8,678,304	0.3%
Topcon Corp.	691,700	6,895,912	0.2%
Ulvac, Inc.	264,700	9,695,804	0.3%
Other Securities		343,510,881	11.7%
TOTAL INFORMATION TECHNOLOGY		401,274,784	13.7%

MATERIALS — (10.6%)
ADEKA Corp.	607,100	7,850,888	0.3%
Asahi Holdings, Inc.	227,850	7,430,158	0.3%
* Kobe Steel, Ltd.	1,878,500	7,334,448	0.3%
Mitsui Mining & Smelting Co., Ltd.	379,600	9,582,034	0.3%
Sumitomo Osaka Cement Co., Ltd.	234,099	7,119,777	0.3%
Toagosei Co., Ltd.	758,400	8,029,619	0.3%
Tokuyama Corp.	385,498	8,591,460	0.3%
Toyobo Co., Ltd.	531,900	7,091,528	0.2%
Other Securities		252,544,871	8.4%
TOTAL MATERIALS		315,574,783	10.7%

REAL ESTATE — (2.0%)
Heiwa Real Estate Co., Ltd.	229,900	6,711,838	0.2%
Kenedix, Inc.	1,442,000	7,472,555	0.3%
Other Securities		45,146,783	1.5%
TOTAL REAL ESTATE		59,331,176	2.0%

UTILITIES — (1.7%)
Nippon Gas Co., Ltd.	210,300	10,030,620	0.3%
Other Securities		39,127,903	1.4%
TOTAL UTILITIES		49,158,523	1.7%
TOTAL COMMON STOCKS
(Cost $2,621,667,169)		2,919,303,696	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	4,999,517	57,849,414	2.0%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,679,495,864)		$2,977,153,110	101.2%

18

The Japanese Small Company Series
continued

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$86,241,533	—	$86,241,533
Consumer Discretionary	—	483,403,233	—	483,403,233
Consumer Staples	—	232,255,101	—	232,255,101
Energy	—	37,482,814	—	37,482,814
Financials	—	256,629,955	—	256,629,955
Health Care	—	130,212,827	—	130,212,827
Industrials	—	867,738,967	—	867,738,967
Information Technology	—	401,274,784	—	401,274,784
Materials	—	315,574,783	—	315,574,783
Real Estate	—	59,331,176	—	59,331,176
Utilities	—	49,158,523	—	49,158,523
Securities Lending Collateral	—	57,849,414	—	57,849,414
TOTAL	—	$2,977,153,110	—	$2,977,153,110

See accompanying Notes to Financial Statements.
19

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.3%)
AUSTRALIA — (56.7%)
	ALS, Ltd.	1,761,709	$11,657,630	0.8%
	Ansell, Ltd.	524,737	14,838,028	1.0%
	ARB Corp., Ltd.	533,754	11,561,661	0.8%
#	Bank of Queensland, Ltd.	2,458,045	11,089,381	0.7%
	Bapcor, Ltd.	2,252,217	12,138,948	0.8%
	Breville Group, Ltd.	821,653	15,223,025	1.0%
	Carsales.com, Ltd.	1,200,481	17,538,761	1.2%
	CSR, Ltd.	3,273,096	10,132,649	0.7%
	Downer EDI, Ltd.	2,594,034	8,020,528	0.5%
	Elders, Ltd.	1,232,076	9,714,962	0.6%
	Healius, Ltd.	4,144,191	9,821,402	0.7%
	IGO, Ltd.	3,070,006	9,595,397	0.6%
	IRESS, Ltd.	1,225,060	7,926,997	0.5%
	JB Hi-Fi, Ltd.	237,242	7,927,553	0.5%
#*	Lynas Corp., Ltd.	6,066,989	12,070,586	0.8%
	Metcash, Ltd.	7,963,936	16,519,341	1.1%
	Mineral Resources, Ltd.	951,983	16,716,625	1.1%
*	NEXTDC, Ltd.	1,796,439	16,085,040	1.1%
	nib holdings, Ltd.	3,098,293	9,066,675	0.6%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	13,590,846	0.9%
	Orora, Ltd.	6,339,374	11,488,974	0.8%
	OZ Minerals, Ltd.	2,218,981	23,180,326	1.5%
	Pendal Group, Ltd.	1,950,282	8,872,828	0.6%
*	Perseus Mining, Ltd.	9,066,296	7,841,297	0.5%
	Premier Investments, Ltd.	622,552	9,337,094	0.6%
	Regis Resources, Ltd.	3,239,807	9,509,237	0.6%
	Reliance Worldwide Corp., Ltd.	4,342,033	12,534,300	0.8%
*	Saracen Mineral Holdings, Ltd.	5,077,306	20,291,051	1.3%
*	Silver Lake Resources, Ltd.	6,142,732	9,198,884	0.6%
	Spark Infrastructure Group	11,558,934	16,130,112	1.1%
	St Barbara, Ltd.	5,221,239	9,818,297	0.7%
	Star Entertainment Grp, Ltd. (The)	3,693,648	8,511,988	0.6%
	Steadfast Group, Ltd.	5,683,479	14,249,839	0.9%
	Super Retail Group, Ltd.	1,139,326	8,966,593	0.6%
	Technology One, Ltd.	1,748,272	11,036,395	0.7%
*	Vocus Group, Ltd.	4,091,642	9,909,009	0.7%
	Other Securities		451,602,563	29.3%
TOTAL AUSTRALIA			883,714,822	57.9%

HONG KONG — (22.5%)
#	IGG, Inc.	9,421,000	10,198,134	0.7%
	Kerry Logistics Network, Ltd.	4,063,500	8,486,558	0.6%
	Luk Fook Holdings International, Ltd.	3,704,000	9,056,888	0.6%
	Man Wah Holdings, Ltd.	12,205,200	17,034,026	1.1%
	SITC International Holdings Co., Ltd.	6,142,000	9,487,271	0.6%
#	Vitasoy International Holdings, Ltd.	2,143,000	8,668,231	0.6%
	VTech Holdings, Ltd.	1,438,200	9,542,489	0.6%
	Other Securities		278,624,321	18.2%
TOTAL HONG KONG			351,097,918	23.0%

20

The Asia Pacific Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
NEW ZEALAND — (7.1%)
Chorus, Ltd.	3,152,349	$17,529,495	1.2%
Infratil, Ltd.	3,949,779	14,144,121	0.9%
Mainfreight, Ltd.	289,611	10,326,649	0.7%
SKYCITY Entertainment Group, Ltd.	5,101,527	9,439,519	0.6%
Summerset Group Holdings, Ltd.	1,378,955	9,475,546	0.6%
Other Securities		49,527,979	3.2%
TOTAL NEW ZEALAND		110,443,309	7.2%

SINGAPORE — (11.0%)
ComfortDelGro Corp., Ltd.	8,950,800	8,852,888	0.6%
Sembcorp Industries, Ltd.	7,106,600	8,225,582	0.5%
Other Securities		154,789,717	10.2%
TOTAL SINGAPORE		171,868,187	11.3%
TOTAL COMMON STOCKS		1,517,124,236	99.4%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		26,083	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,623,607,351)		1,517,150,319

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	3,633,899	42,047,846	2.7%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,665,649,023)		$1,559,198,165	102.1%

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

21

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,882,708	$878,832,114	—	$883,714,822
Hong Kong	740,917	350,357,001	—	351,097,918
New Zealand	—	110,443,309	—	110,443,309
Singapore	—	171,868,187	—	171,868,187
Rights/Warrants
Singapore	—	26,083	—	26,083
Securities Lending Collateral	—	42,047,846	—	42,047,846
TOTAL	$5,623,625	$1,553,574,540	—	$1,559,198,165

See accompanying Notes to Financial Statements.
22

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$36,178,617	2.5%

CONSUMER DISCRETIONARY — (18.8%)
Bellway P.L.C.	514,084	15,553,702	1.1%
Countryside Properties P.L.C.	2,813,575	12,288,663	0.8%
Domino's Pizza Group P.L.C.	3,580,555	15,373,097	1.0%
Dunelm Group P.L.C.	685,419	11,587,636	0.8%
Games Workshop Group P.L.C.	205,563	27,635,151	1.9%
* Inchcape P.L.C.	2,472,981	15,863,472	1.1%
Moneysupermarket.com Group P.L.C.	3,466,544	10,948,861	0.7%
Pets at Home Group P.L.C.	3,218,903	16,165,286	1.1%
William Hill P.L.C.	5,240,138	18,610,224	1.3%
Other Securities		138,358,373	9.3%
TOTAL CONSUMER DISCRETIONARY		282,384,465	19.1%

CONSUMER STAPLES — (6.4%)
Britvic P.L.C.	1,585,438	15,149,864	1.0%
Cranswick P.L.C.	379,748	15,829,814	1.1%
Fevertree Drinks P.L.C.	610,255	15,921,225	1.1%
Tate & Lyle P.L.C.	2,442,033	18,825,087	1.3%
Other Securities		31,238,431	2.1%
TOTAL CONSUMER STAPLES		96,964,421	6.6%

ENERGY — (1.8%)
Other Securities		27,319,053	1.9%

FINANCIALS — (14.4%)
Beazley P.L.C.	2,964,842	11,302,783	0.8%
Close Brothers Group P.L.C.	1,007,674	14,051,166	1.0%
* Hiscox, Ltd.	1,268,750	13,560,668	0.9%
IG Group Holdings P.L.C.	2,561,656	25,279,706	1.7%
Lancashire Holdings, Ltd.	1,430,682	11,806,704	0.8%
Man Group P.L.C.	10,338,145	14,426,511	1.0%
Quilter P.L.C.	10,292,590	16,341,140	1.1%
Other Securities		109,440,649	7.3%
TOTAL FINANCIALS		216,209,327	14.6%

HEALTH CARE — (3.6%)
Other Securities		54,517,955	3.7%

INDUSTRIALS — (29.8%)
Avon Rubber P.L.C.	210,277	10,711,700	0.7%
* Balfour Beatty P.L.C.	4,677,048	12,925,786	0.9%
Bodycote P.L.C.	1,288,277	10,863,830	0.7%
Diploma P.L.C.	775,767	22,338,566	1.5%
Electrocomponents P.L.C.	2,625,523	23,051,598	1.6%
* G4S P.L.C.	9,287,044	24,489,186	1.7%
* Grafton Group P.L.C.	1,582,491	13,757,361	0.9%
* Hays P.L.C.	9,080,700	12,539,176	0.9%
* Howden Joinery Group P.L.C.	1,721,333	14,211,059	1.0%
IMI P.L.C.	1,740,984	23,344,076	1.6%

23

The United Kingdom Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
QinetiQ Group P.L.C.	3,957,841	$12,122,109	0.8%
Rotork P.L.C.	5,397,898	19,667,000	1.3%
Royal Mail P.L.C.	5,277,907	15,535,071	1.1%
Signature Aviation P.L.C.	5,602,723	17,156,548	1.2%
* Travis Perkins P.L.C.	1,545,039	21,219,992	1.4%
Ultra Electronics Holdings P.L.C.	588,864	14,367,628	1.0%
* Weir Group P.L.C (The)	852,580	15,839,014	1.1%
Other Securities		162,848,813	10.9%
TOTAL INDUSTRIALS		446,988,513	30.3%

INFORMATION TECHNOLOGY — (7.9%)
Computacenter P.L.C.	542,204	16,015,027	1.1%
* Renishaw P.L.C.	149,386	10,838,164	0.7%
Softcat P.L.C.	810,023	11,808,219	0.8%
Spectris P.L.C.	668,518	21,456,266	1.5%
Spirent Communications P.L.C.	4,124,361	15,483,840	1.0%
Other Securities		42,857,076	2.9%
TOTAL INFORMATION TECHNOLOGY		118,458,592	8.0%

MATERIALS — (7.1%)
Centamin P.L.C.	8,142,932	13,095,860	0.9%
# KAZ Minerals P.L.C.	1,557,504	12,707,831	0.9%
* Marshalls P.L.C.	1,446,763	12,534,531	0.8%
Synthomer P.L.C.	2,272,816	11,106,463	0.8%
Victrex P.L.C.	601,744	14,378,852	1.0%
Other Securities		42,534,863	2.8%
TOTAL MATERIALS		106,358,400	7.2%

REAL ESTATE — (4.2%)
Grainger P.L.C.	4,445,647	16,105,781	1.1%
* IWG P.L.C.	4,189,134	13,741,153	0.9%
St. Modwen Properties P.L.C.	2,715,246	11,661,984	0.8%
Other Securities		21,024,004	1.4%
TOTAL REAL ESTATE		62,532,922	4.2%

UTILITIES — (1.5%)
Other Securities		21,934,035	1.5%
TOTAL COMMON STOCKS		1,469,846,300	99.6%

PREFERRED STOCKS — (0.0%)
CONSUMER STAPLES — (0.0%)
Other Security		11,081	0.0%
TOTAL PREFERRED STOCKS		11,081	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,646,994,406)		1,469,857,381

24

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	2,700,372	$31,246,001	2.1%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,678,233,510)		$1,501,103,382	101.7%

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$36,178,617	—	$36,178,617
Consumer Discretionary	—	282,384,465	—	282,384,465
Consumer Staples	—	96,964,421	—	96,964,421
Energy	—	27,319,053	—	27,319,053
Financials	—	216,209,327	—	216,209,327
Health Care	—	54,517,955	—	54,517,955
Industrials	—	446,988,513	—	446,988,513
Information Technology	—	118,458,592	—	118,458,592
Materials	—	106,358,400	—	106,358,400
Real Estate	—	62,532,922	—	62,532,922
Utilities	—	21,934,035	—	21,934,035
Preferred Stocks
Consumer Staples	—	11,081	—	11,081
Securities Lending Collateral	—	31,246,001	—	31,246,001
TOTAL	—	$1,501,103,382	—	$1,501,103,382

See accompanying Notes to Financial Statements.
25

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (92.5%)
	AUSTRIA — (3.1%)
	voestalpine AG	640,995	$17,824,068	0.4%
	Other Securities		133,545,143	2.9%
	TOTAL AUSTRIA		151,369,211	3.3%

	BELGIUM — (3.1%)
*	Ackermans & van Haaren NV	171,330	21,089,598	0.5%
	Other Securities		131,799,418	2.8%
	TOTAL BELGIUM		152,889,016	3.3%

	DENMARK — (5.8%)
	Pandora A.S.	469,106	37,213,911	0.8%
	Royal Unibrew A.S.	345,044	33,644,924	0.7%
	SimCorp A.S.	278,224	33,184,785	0.7%
	Topdanmark A.S.	464,847	18,203,120	0.4%
	Other Securities		161,749,400	3.6%
	TOTAL DENMARK		283,996,140	6.2%

	FINLAND — (6.5%)
	Huhtamaki Oyj	684,659	33,443,893	0.7%
	Metso Outotec Oyj	3,973,290	28,009,583	0.6%
#	Nokian Renkaat Oyj	542,115	16,658,068	0.4%
	Orion Oyj, Class B	515,971	22,083,355	0.5%
	Valmet Oyj	889,683	21,233,990	0.5%
	Other Securities		197,584,214	4.2%
	TOTAL FINLAND		319,013,103	6.9%

	FRANCE — (10.1%)
Ω	Euronext NV	256,149	26,670,617	0.6%
#*	Ingenico Group SA	410,246	58,983,247	1.3%
*	Rexel SA	2,168,743	22,833,968	0.5%
	Rubis SCA	510,543	16,786,552	0.4%
*	SOITEC	131,953	18,718,831	0.4%
	Other Securities		352,308,189	7.6%
	TOTAL FRANCE		496,301,404	10.8%

	GERMANY — (14.0%)
	Aurubis AG	296,684	18,979,902	0.4%
#*	CTS Eventim AG & Co. KGaA	411,788	18,253,469	0.4%
*	Dialog Semiconductor P.L.C.	601,965	22,949,251	0.5%
	GEA Group AG	847,030	28,209,232	0.6%
	Gerresheimer AG	254,880	25,621,653	0.6%
	Grand City Properties SA	803,479	18,237,829	0.4%
	Lanxess AG	597,294	30,293,412	0.7%
	Rheinmetall AG	313,337	22,899,837	0.5%
#	TAG Immobilien AG	954,559	28,130,494	0.6%
	Other Securities		475,069,955	10.3%
	TOTAL GERMANY		688,645,034	15.0%

26

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	IRELAND — (0.5%)
	Other Securities		$25,606,129	0.6%

	ISRAEL — (3.2%)
	Other Securities		157,034,907	3.4%

	ITALY — (7.9%)
#*	Banco BPM SpA	9,217,317	16,697,140	0.4%
	Italgas SpA	3,402,703	19,663,311	0.4%
	Prysmian SpA	614,980	16,735,081	0.4%
	Other Securities		334,298,213	7.2%
	TOTAL ITALY		387,393,745	8.4%

	NETHERLANDS — (6.6%)
	Aalberts NV	714,897	23,984,157	0.5%
#*	Altice Europe NV	3,929,414	19,319,574	0.4%
	ASR Nederland NV	873,857	26,517,609	0.6%
	BE Semiconductor Industries NV	529,783	21,346,926	0.5%
	Corbion NV	416,939	18,936,387	0.4%
	IMCD NV	357,089	41,329,836	0.9%
	SBM Offshore NV	1,312,499	21,210,222	0.5%
*Ω	Signify NV	780,137	27,691,217	0.6%
	Other Securities		121,329,142	2.6%
	TOTAL NETHERLANDS		321,665,070	7.0%

	NORWAY — (2.0%)
	Other Securities		100,529,778	2.2%

	PORTUGAL — (0.7%)
	Other Securities		32,924,492	0.7%

	SPAIN — (5.2%)
	Acciona SA	173,951	17,575,410	0.4%
	Viscofan SA	280,336	18,926,325	0.4%
	Other Securities		216,653,904	4.7%
	TOTAL SPAIN		253,155,639	5.5%

	SWEDEN — (8.6%)
	Other Securities		419,952,966	9.1%

	SWITZERLAND — (15.2%)
	Allreal Holding AG	113,917	24,127,535	0.5%
*	ams AG	1,516,165	32,463,632	0.7%
	Belimo Holding AG	3,028	22,518,341	0.5%
	Bucher Industries AG	54,197	20,894,138	0.5%
	Cembra Money Bank AG	187,433	20,824,503	0.5%
*	Flughafen Zurich AG	126,351	17,051,491	0.4%
	Georg Fischer AG	31,470	31,786,184	0.7%
	Helvetia Holding AG	218,900	17,164,641	0.4%
	PSP Swiss Property AG	326,804	39,519,077	0.9%
	Siegfried Holding AG	30,001	18,993,894	0.4%
*	Sunrise Communications Group AG	271,523	32,543,081	0.7%
Ω	VAT Group AG	205,035	38,467,620	0.8%

27

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (Continued)
Other Securities		$427,003,922	9.1%
TOTAL SWITZERLAND		743,358,059	16.1%
TOTAL COMMON STOCKS		4,533,834,693	98.5%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		43,263,406	1.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		4,394	0.0%

SPAIN — (0.0%)
Other Security		560,562	0.0%

TOTAL RIGHTS/WARRANTS		564,956	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $4,362,167,478)		4,577,663,055

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	28,037,153	324,417,899	7.0%
TOTAL INVESTMENTS—(100.0%)
(Cost $4,686,535,113)		$4,902,080,954	106.5%

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

28

The Continental Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$151,369,211	—	$151,369,211
Belgium	—	152,889,016	—	152,889,016
Denmark	—	283,996,140	—	283,996,140
Finland	—	319,013,103	—	319,013,103
France	—	496,301,404	—	496,301,404
Germany	$10,245,361	678,399,673	—	688,645,034
Ireland	—	25,606,129	—	25,606,129
Israel	588,399	156,446,508	—	157,034,907
Italy	—	387,393,745	—	387,393,745
Netherlands	—	321,665,070	—	321,665,070
Norway	82,679	100,447,099	—	100,529,778
Portugal	—	32,924,492	—	32,924,492
Spain	—	253,155,639	—	253,155,639
Sweden	1,529,715	418,423,251	—	419,952,966
Switzerland	32,543,081	710,814,978	—	743,358,059
Preferred Stocks
Germany	—	43,263,406	—	43,263,406
Rights/Warrants
France	—	4,394	—	4,394
Spain	—	560,562	—	560,562
Securities Lending Collateral	—	324,417,899	—	324,417,899
TOTAL	$44,989,235	$4,857,091,719	—	$4,902,080,954

See accompanying Notes to Financial Statements.
29

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (86.8%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$12,808,291	1.3%

CONSUMER DISCRETIONARY — (5.5%)
*	Aritzia, Inc.	427,638	6,458,062	0.7%
#	BRP, Inc.	133,511	7,211,177	0.7%
#*	Great Canadian Gaming Corp.	428,062	7,309,473	0.8%
	Linamar Corp.	216,634	7,081,296	0.7%
	Other Securities		33,270,140	3.4%
TOTAL CONSUMER DISCRETIONARY			61,330,148	6.3%

CONSUMER STAPLES — (5.2%)
#	Jamieson Wellness, Inc.	275,646	7,973,727	0.8%
#	Maple Leaf Foods, Inc.	355,793	6,478,675	0.7%
#	North West Co., Inc. (The)	319,480	7,877,293	0.8%
#	Premium Brands Holdings Corp.	182,482	13,017,405	1.3%
	Primo Water Corp.	96,682	1,211,426	0.1%
	Primo Water Corp.	813,424	10,196,038	1.1%
	Other Securities		11,076,713	1.2%
TOTAL CONSUMER STAPLES			57,831,277	6.0%

ENERGY — (11.4%)
	ARC Resources, Ltd.	2,215,726	10,909,827	1.1%
#	Cameco Corp.	682,775	6,493,190	0.7%
#	Gibson Energy, Inc.	940,791	13,854,477	1.4%
*	Parex Resources, Inc.	786,291	7,654,578	0.8%
	Tourmaline Oil Corp.	1,090,347	14,125,489	1.5%
	Other Securities		73,459,246	7.5%
TOTAL ENERGY			126,496,807	13.0%

FINANCIALS — (9.1%)
#	Canadian Western Bank	456,902	8,402,086	0.9%
	CI Financial Corp.	672,201	7,835,534	0.8%
	ECN Capital Corp.	2,488,693	9,862,868	1.0%
#	Element Fleet Management Corp.	1,490,738	14,042,454	1.5%
	Genworth MI Canada, Inc.	234,684	7,785,809	0.8%
	iA Financial Corp., Inc.	234,884	8,183,829	0.8%
#	Laurentian Bank of Canada	412,090	8,106,942	0.8%
	Other Securities		37,425,337	3.9%
TOTAL FINANCIALS			101,644,859	10.5%

HEALTH CARE — (0.9%)
	Other Securities		10,336,878	1.1%

INDUSTRIALS — (11.4%)
#	Finning International, Inc.	885,513	13,465,806	1.4%
#	Morneau Shepell, Inc.	401,948	8,034,133	0.8%
#	Richelieu Hardware, Ltd.	361,973	9,731,947	1.0%
#	Stantec, Inc.	507,094	14,562,348	1.5%
#	TFI International, Inc.	481,820	21,452,798	2.2%

30

The Canadian Small Company Series
CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Other Securities		$59,373,391	6.1%
TOTAL INDUSTRIALS			126,620,423	13.0%

INFORMATION TECHNOLOGY — (5.4%)
#*	BlackBerry, Ltd.	977,994	4,389,705	0.5%
#*	BlackBerry, Ltd.	1,540,551	6,917,074	0.7%
	Enghouse Systems, Ltd.	263,395	13,069,912	1.3%
#*	Kinaxis, Inc.	141,544	21,607,160	2.2%
	Other Securities		13,953,819	1.5%
TOTAL INFORMATION TECHNOLOGY			59,937,670	6.2%

MATERIALS — (25.8%)
#	Alamos Gold, Inc., Class A	2,003,290	18,299,207	1.9%
	Centerra Gold, Inc.	1,270,606	11,100,996	1.1%
*	Eldorado Gold Corp.	664,263	8,326,345	0.9%
*	Eldorado Gold Corp.	74,100	928,473	0.1%
#*	Endeavour Mining Corp.	675,295	16,564,312	1.7%
*	IAMGOLD Corp.	2,197,656	8,049,659	0.8%
*	IAMGOLD Corp.	599,837	2,201,402	0.2%
#*	Ivanhoe Mines, Ltd., Class A	2,965,148	11,662,070	1.2%
*	New Gold, Inc.	3,469,405	7,030,994	0.7%
	Pan American Silver Corp.	274,369	8,719,342	0.9%
#*	Pretium Resources, Inc.	293,903	3,579,739	0.4%
#*	Pretium Resources, Inc.	455,178	5,551,785	0.6%
#*	SSR Mining, Inc.	1,130,996	20,933,991	2.2%
	Stella-Jones, Inc.	207,304	6,746,755	0.7%
*	Teranga Gold Corp.	618,863	6,438,069	0.7%
#	West Fraser Timber Co., Ltd.	221,992	10,295,643	1.1%
	Yamana Gold, Inc.	3,304,447	18,378,708	1.9%
	Other Securities		122,108,748	12.4%
TOTAL MATERIALS			286,916,238	29.5%

REAL ESTATE — (3.7%)
#	Altus Group, Ltd.	261,893	10,715,145	1.1%
#	Colliers International Group, Inc.	165,544	11,724,635	1.2%
	Colliers International Group, Inc.	4,163	295,073	0.0%
	Other Securities		18,263,649	1.9%
TOTAL REAL ESTATE			40,998,502	4.2%

UTILITIES — (7.3%)
#	Boralex, Inc., Class A	549,954	15,995,435	1.6%
#	Capital Power Corp.	771,649	17,004,890	1.8%
#	Innergex Renewable Energy, Inc.	800,557	14,433,219	1.5%
#	Superior Plus Corp.	781,510	6,951,057	0.7%
	TransAlta Corp.	1,784,708	10,582,596	1.1%
	TransAlta Corp.	16,789	99,559	0.0%
#	TransAlta Renewables, Inc.	614,934	7,708,022	0.8%
	Other Securities		8,651,855	0.9%
TOTAL UTILITIES			81,426,633	8.4%
TOTAL COMMON STOCKS			966,347,726	99.5%

31

The Canadian Small Company Series
CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
Other Security		$1,351,019	0.1%
TOTAL RIGHTS/WARRANTS		1,351,019	0.1%

TOTAL INVESTMENT SECURITIES
(Cost $979,047,177)		967,698,745

		Value†
SECURITIES LENDING COLLATERAL — (13.1%)
@§ The DFA Short Term Investment Fund	12,646,413	146,331,640	15.1%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,125,355,991)		$1,114,030,385	114.7%

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,808,291	—	—	$12,808,291
Consumer Discretionary	60,698,059	$632,089	—	61,330,148
Consumer Staples	57,831,277	—	—	57,831,277
Energy	126,496,807	—	—	126,496,807
Financials	101,644,859	—	—	101,644,859
Health Care	10,336,878	—	—	10,336,878
Industrials	126,620,423	—	—	126,620,423
Information Technology	59,937,670	—	—	59,937,670
Materials	286,883,757	32,481	—	286,916,238
Real Estate	40,998,502	—	—	40,998,502
Utilities	81,426,633	—	—	81,426,633

32

The Canadian Small Company Series
CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Materials	—	$1,351,019	—	$1,351,019
Securities Lending Collateral	—	146,331,640	—	146,331,640
TOTAL	$965,683,156	$148,347,229	—	$1,114,030,385

See accompanying Notes to Financial Statements.
33

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-PORT is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Officer

Date:	September 2, 2021

By:	/s/Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 2, 2021